                                                    SUBJECT TO COMPLETION
                   PRELIMINARY PROSPECTUS DATED JULY 13, 1998
AMERICAN GENERAL SERIES
PORTFOLIO COMPANY 2
INSTITUTIONAL CLASS I SHARES                             2929 ALLEN PARKWAY
                                                         HOUSTON TEXAS 77019
                                                         JULY 13, 1998
PROSPECTUS

The American General Series Portfolio Company 2 (the "Series Company") is a mutual fund made up of 18 separate Funds (the "Funds"), 15 of which are described in detail in this prospectus. Each of the Funds has a different investment objective. Each Fund is explained in more detail on its Fact Sheet contained in this prospectus. Here is a summary of the goals of the 15 Funds available under this prospectus:

ACTIVELY MANAGED EQUITY FUNDS:

      AMERICAN GENERAL INTERNATIONAL GROWTH FUND ("INTERNATIONAL GROWTH FUND") Long-term capital appreciation through investments in companies in developed and emerging markets.

      AMERICAN GENERAL LARGE CAP GROWTH FUND ("LARGE CAP GROWTH FUND") Long-term growth through investments in large cap U.S. issuers.

      AMERICAN GENERAL MID CAP GROWTH FUND ("MID CAP GROWTH FUND") Growth through investments in equity securities.

      AMERICAN GENERAL SMALL CAP GROWTH FUND ("SMALL CAP GROWTH FUND") Long-term growth through investments in small company growth stocks.

      AMERICAN GENERAL INTERNATIONAL VALUE FUND ("INTERNATIONAL VALUE FUND") Growth of capital and future income through investments in non-U.S. issuers.

      AMERICAN GENERAL LARGE CAP VALUE FUND ("LARGE CAP VALUE FUND")
      Total returns exceeding the Russell 1000 Value Index through investments in equity securities.

      AMERICAN GENERAL MID CAP VALUE FUND ("MID CAP VALUE FUND")
      Growth through investments in medium- to large-capitalization companies.

      AMERICAN GENERAL SMALL CAP VALUE FUND ("SMALL CAP VALUE FUND") Maximum long-term return through investments in small capitalization companies.

SPECIALTY EQUITY FUND:

      AMERICAN GENERAL SOCIALLY RESPONSIBLE FUND ("SOCIALLY RESPONSIBLE FUND") Growth through investments in stocks of companies meeting social criteria of the Fund.

BALANCED FUND:

      AMERICAN GENERAL BALANCED FUND ("BALANCED FUND")
      Conservation of principal and long-term growth of capital and income through investments in fixed income and equity securities.

INCOME FUND:

      AMERICAN GENERAL DOMESTIC BOND FUND ("DOMESTIC BOND FUND")
      High and total return consistent with conservation of capital through investments in debt securities.

MONEY MARKET FUND:

      AMERICAN GENERAL MONEY MARKET FUND ("MONEY MARKET FUND")
      Income through investments in short-term money market securities.

LIFESTYLE FUNDS:

      AMERICAN GENERAL GROWTH LIFESTYLE FUND ("GROWTH LIFESTYLE FUND") Growth through investments in Series Company Funds.

      AMERICAN GENERAL MODERATE GROWTH LIFESTYLE FUND ("MODERATE GROWTH LIFESTYLE FUND")
      Growth and current income through investments in Series Company Funds.

      AMERICAN GENERAL CONSERVATIVE GROWTH LIFESTYLE FUND ("CONSERVATIVE GROWTH LIFESTYLE FUND")
      Current income and a low to moderate level of growth through investments in Series Company Funds.

--------------------------------------------------------------------------------

SHARES OF THE MONEY MARKET FUND ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE IS NO ASSURANCE THAT THIS FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

Institutional Class I shares of these Funds are available to you only through an employer plan purchased through VALIC Investment Services Company (the "Distributor"), an affiliate of The Variable Annuity Life Insurance Company ("VALIC"). VALIC is a member of the American General Corporation group of companies.

Because different employer plans contain different combinations of Funds, all of the Funds in this prospectus may not be available to you. And, there may be some Funds that are available to you that don't appear in this prospectus. See the separate prospectus that describes your employer's plan for a complete list of Funds in which you may invest. BE SURE TO READ ALL PROSPECTUSES AND EMPLOYER PLAN MATERIALS IN FULL BEFORE YOU START PARTICIPATING AND KEEP THEM FOR FUTURE REFERENCE.

This Prospectus offers Institutional Class I shares of the Funds only. The Funds offer other classes of shares that offer different services to investors and incur different expenses, which would affect performance.

VALIC has filed a Statement of Additional Information, dated July 13, 1998, with the Securities and Exchange Commission ("SEC"). This Statement contains additional information about these Funds and is part of this prospectus. For a free copy, write to the American General Series Portfolio Company 2 at the address above or call 1-800-44-VALIC. The Statement of Additional Information has been filed with the SEC and is available along with other related materials at the SEC's internal web site (http://www.sec.gov).

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR DEPOSITORY INSTITUTION; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. SHARES OF THE FUNDS INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE REGULATORS HAVE APPROVED OR DISAPPROVED THESE FUNDS. ALSO, NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE REGULATORS HAVE PASSED ON WHETHER THIS PROSPECTUS IS ADEQUATE OR ACCURATE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.
                                                            DO NOT COPY

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN
FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO
THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THE STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE A PROSPECTUS.

                               TABLE OF CONTENTS

                                                PAGE
                                                ----
COVER PAGE
WELCOME.......................................     1

FEE TABLE.....................................     3

ABOUT THE FUND'S MANAGEMENT...................     5
     Investment Adviser.......................     5
     Investment Sub-advisers..................     5
     Portfolio Manager........................     7
     How Advisers Are Paid for Their
       Services...............................     7
     The Sub-advisers.........................     8
     About the Board of Trustees..............     9

ABOUT THE FUNDS...............................    10
     Growth, Balanced, Income, Stability and
       Lifestyle Categories...................    10
     About Level of Risk......................    10
     About Portfolio Turnover.................    10
     About Fund Performance...................    11

HOW TO READ A FUND FACT SHEET.................    12

SERIES COMPANY FUND FACT SHEETS
     ACTIVELY MANAGED EQUITY FUNDS
          International Growth Fund...........    13
          Large Cap Growth Fund...............    16
          Mid Cap Growth Fund.................    18
          Small Cap Growth Fund...............    20
          International Value Fund............    22
          Large Cap Value Fund................    24
          Mid Cap Value Fund..................    26
          Small Cap Value Fund................    28
     SPECIALTY EQUITY FUND
          Socially Responsible Fund...........    30
     BALANCED FUND
          Balanced Fund.......................    32
     INCOME FUND
          Domestic Bond Fund..................    34
     MONEY MARKET FUND
          Money Market Fund...................    36
     LIFESTYLE FUNDS
          Growth Lifestyle Fund...............    38

                                                PAGE
                                                ----
          Moderate Growth Lifestyle Fund......    39
          Conservative Growth Lifestyle
            Fund..............................    40
TYPES OF INVESTMENTS..........................    41
     Stocks...................................    41
     Bonds....................................    41
          Asset-Backed Securities.............    41
          Loan Participations.................    42
     Variable Amount Demand Master Notes......    42
     Structured Securities....................    42
     Real Estate Securities...................    42
     Illiquid and Restricted Securities.......    42
     Depository Receipts......................    42
     Investment Funds.........................    43
     Foreign Currency.........................    43
     When-Issued Securities...................    43
     Money Market Securities..................    43
     Investment Companies.....................    43
     Derivatives..............................    43
          Options.............................    44
          Call Option.........................    44
          Put Option..........................    44
     Swap Agreements..........................    44
     Warrants and Rights......................    44
     Repurchase Agreements....................    45
     A Word About Risk........................    45
     Investment Practices.....................    46
          Limitations.........................    46
          Lending Portfolio Securities........    46

ABOUT THE SERIES COMPANY......................    47
     Series Company Shares....................    47
     Purchase and Redemption of Shares........    47
     Transfers and Exchanges..................    47
     Net Asset Value of the Series Company
       Shares.................................    48
     Dividends and Capital Gains..............    48
     Diversification..........................    48
     Taxes....................................    48
     Voting Rights............................    48
     Year 2000 Risks..........................    49
     Reports..................................    49

                                      (i)

WELCOME
--------------------------------------------------------------------------------

Unless otherwise specified in this prospectus, the words we, our, and VALIC mean The Variable Annuity Life Insurance Company and any Investment Sub-adviser that we work with. The words you and your mean the participant.

American General Series Portfolio Company 2 (the "Series Company") was organized as a Delaware business trust on March 16, 1998.

The Series Company is an open-end management investment company and currently consists of 18 different Funds, 15 of which are described in detail in this prospectus. We serve as each Fund's Investment Adviser and, in this role, report directly to the Series Company's Board of Trustees. As Investment Adviser, we oversee the Funds' day to day operations, supervise the purchase and sale of Fund investments and perform the cash management function. However, we make investment decisions for, and are directly responsible for the day to day management of, the Socially Responsible Fund, the Money Market Fund and the Lifestyle Funds. For more information, see "About the Funds' Management" in this prospectus.

Individuals can't invest in the shares of these Funds directly. Instead, they participate through an employer plan that purchases shares of the Funds through the Distributor. Most often employers establish retirement plans so they can offer their employees a way to save for retirement. Retirement plans through employers may be entitled to tax benefits that individual retirement plans may not be entitled to. These tax benefits are fully explained in your employer's plan materials.

After you invest in a Fund, you participate in Fund earnings or losses, in proportion to the amount of money you invest. Depending on your employer plan, if you withdraw your money before retirement, you may incur charges and additional tax liabilities. However, to save for retirement, you generally should let your investments and their earnings build. At retirement, you may withdraw all or a portion of your money or leave it in the account until you need it. At a certain age you may be required to begin withdrawals.

All inquiries regarding this prospectus should be directed, in writing, to [VALIC Customer Service, A3-01, 2929 Allen Parkway, Houston, Texas 77019, or by calling 1-800-633-8960].

Open-end means shares
of the Funds can be
bought or sold by the
Series Company at any
time. Also, there is no limit on the number of investors who may buy shares.

                      (This page intentionally left blank)

FEE TABLE
--------------------------------------------------------------------------------

FUND OPERATING EXPENSES ARE BASED ON CURRENT ESTIMATES AND ARE SUBJECT TO MODIFICATION PRIOR TO EFFECTIVENESS.

The following tables illustrate the fees and expenses that investors bear directly or indirectly as shareholders of the Funds. Shareholder transaction expenses are the charges that an investor pays to purchase or redeem shares of a Fund. Annual fund operating expenses are the fees paid out of the assets of a Fund. Each Fund pays a management fee to VALIC. The expenses paid by a Fund are factored into the calculation of its share price or dividends and are not charged directly to investors. The expenses reflected in the tables below are based on the Funds' estimated expenses for the first year of operation on an annualized basis.
--------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION EXPENSES
------------------------------------------------------------
Maximum Sales Load Imposed on Purchases (as a percentage of
  offering price)                                             None
Maximum Sales Load Imposed on Reinvested Dividends            None
Maximum Deferred Sales Load                                   None
Redemption Fees (as a percentage of amounts redeemed, if
  applicable)                                                 None
Exchange Fee                                                  None

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(as a percentage of net assets)
--------------------------------------------------------------------------------

                                                       LARGE                  SMALL                    LARGE
                                                        CAP                    CAP                      CAP
                                       INTERNATIONAL   GROWTH     MID CAP     GROWTH   INTERNATIONAL   VALUE
                                        GROWTH FUND     FUND    GROWTH FUND    FUND     VALUE FUND     FUND
                                       -------------   ------   -----------   ------   -------------   -----
Management Fee(a)                           0.15%       0.13%      0.00%       0.31%       0.12%       0.08%
Other Expenses(a)(b)                        0.93        0.60       0.74        0.72        0.92        0.60
                                            ----        ----       ----        ----        ----        ----
Total Fund Operating Expenses(a):           1.33        0.98       0.99        1.28        1.29        0.93
                                            ====        ====       ====        ====        ====        ====

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(as a percentage of net assets)
--------------------------------------------------------------------------------

                                                                  SOCIALLY                                     MONEY     GROWTH
                                        MID CAP     SMALL CAP    RESPONSIBLE                   DOMESTIC BOND   MARKET   LIFESTYLE
                                       VALUE FUND   VALUE FUND      FUND       BALANCED FUND       FUND         FUND      FUND
                                       ----------   ----------   -----------   -------------   -------------   ------   ---------
Management Fee(a)                         0.06%        0.21%        0.00%          0.04%           0.06%        0.00%     0.10%
Other Expenses(a)(b)                      0.82         0.72         0.43           0.79            0.70         0.43      0.00
                                          ----         ----         ----           ----            ----         ----      ----
Total Fund Operating Expenses(a):         1.13         1.18         0.68           1.08            1.01         0.68      0.10
                                          ====         ====         ====           ====            ====         ====      ====

                                                  CONSERVATIVE
                                       MODERATE      GROWTH
                                        GROWTH     LIFESTYLE
                                         FUND         FUND
                                       --------   ------------
Management Fee(a)                        0.10%        0.10%
Other Expenses(a)(b)                     0.00         0.00
                                         ----         ----
Total Fund Operating Expenses(a):        0.10         0.10
                                         ====         ====

---------------

(a) After expense reimbursement. VALIC has voluntarily agreed to reimburse certain expenses of each Fund during the first fiscal year or until Fund net assets exceed $200 million. In the absence of the expense reimbursement, management fees, other expenses and total fund operating expenses, respectively, would be: International Growth Fund, 0.90%, 0.93% and 2.08%; Large Cap Growth Fund, 0.55%, 0.60% and 1.40%; Mid Cap Growth Fund, 0.65%, 0.82% and 1.72%; Small Cap Growth Fund, 0.85%, 0.72% and 1.82%;
    International Value Fund, 1.00%, 0.92% and 2.17%; Large Cap Value Fund, 0.50%, 0.60% and 1.35%; Mid Cap Value Fund, 0.75%, 0.82% and 1.82%; Small
    Cap Value Fund, 0.75%, 0.72% and 1.72%; Socially Responsible Fund, 0.25%, 2.96% and 3.46%; Balanced Fund, 0.80%, 0.79% and 1.84%; Domestic Bond Fund, 0.60%, 0.70% and 1.55%; Money Market Fund, 0.25%, 2.07% and 2.57%. The
    expense reimbursement does not include any Brokerage Commissions paid on portfolio transactions or any interest expense.

(b) Other Expenses includes custody, accounting, reports to shareholders, audit, legal, administrative, record keeping and other miscellaneous services.

--------------------------------------------------------------------------------

EXAMPLE
--------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment assuming each Fund's annual return is 5%.

                                         1 YEAR    3 YEARS
                                         ------    -------
International Growth Fund                  14         42
Large Cap Growth Fund                      10         31
Mid Cap Growth Fund                        10         32
Small Cap Growth Fund                      13         41
International Value Fund                   13         41
Large Cap Value Fund                        9         30
Mid Cap Value Fund                         12         36
Small Cap Value Fund                       12         38
Socially Responsible Fund                   7         22
Balanced Fund                              11         34
Domestic Bond Fund                         10         32
Money Market Fund                           7         22
Growth Lifestyle Fund                       1          3
Moderate Growth Lifestyle Fund              1          3
Conservative Growth Lifestyle Fund          1          3

ABOUT THE FUND'S MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC, a stock life insurance company, has been in the investment advisory business since 1960. VALIC has been the Investment Adviser for the Funds that comprise the Series Company since their inception.

VALIC is a member of the American General Corporation group of companies. Members of the American General Corporation group of companies operate in each of the 50 states and Canada and collectively provide financial services with activities heavily weighted toward insurance.

As Investment Adviser, VALIC oversees the Funds' day to day operations. Also, VALIC supervises the purchase and sale of Fund investments and performs the cash management function. However, we make investment decisions for, and are directly responsible for the day to day management of, the Socially Responsible Fund the Money Market Fund and the Lifestyle Funds. VALIC serves as Investment Adviser through an Investment Advisory Agreement it enters into with each Fund. After the second year, this agreement will be renewed once each year, by the Series Company Board of Trustees.

One Investment Advisory Agreement dated [            , 1998] covers all 18
Funds.

For more information about the Advisory Agreement, see the "Investment Adviser"
section in the Statement of Additional Information.

INVESTMENT SUB-ADVISERS

For some of the Funds, VALIC works with Investment Sub-advisers, financial service companies that specialize in certain types of investing. However, VALIC still retains ultimate responsibility for managing the Funds. The Sub-adviser's role is to make investment decisions for the Funds according to each Fund's investment objectives and restrictions.

In selecting Sub-advisers, the Trustees carefully evaluated: (i) the nature and quality of the services expected to be rendered to the Fund(s) by the Sub-adviser; (ii) the distinct investment objective and policies of the Fund(s);
(iii) the history, reputation, qualification and background of the Sub-advisers' personnel and its financial condition; (iv) its performance track record; and (v) other factors deemed relevant. The Trustees also reviewed the fees to be paid to each Sub-adviser.

The Sub-advisers are:

BANKERS TRUST COMPANY
("BANKER'S TRUST")

Bankers Trust is one of two Sub-advisers for the Small Cap Value Fund. Bankers Trust first offered investment management services in 1938 and began managing index funds in 1977. As of March 31, 1998, Bankers Trust managed over $300 billion in assets. Bankers Trust is entirely owned by Bankers Trust New York Corporation, a bank holding company. Bankers Trust is the seventh largest U.S. financial services institution as of December 31, 1997.

BROWN CAPITAL MANAGEMENT, INC. ("BROWN CAPITAL MANAGEMENT")

Brown Capital Management is the Sub-adviser for the Mid Cap Growth Fund. Established as a Maryland corporation in 1983, Brown Capital Management served as investment adviser to approximately $3.3 billion in assets as of December 31, 1997.

CAPITAL GUARDIAN TRUST COMPANY
("CAPITAL GUARDIAN")

Capital Guardian is the Sub-adviser for the International Value Fund, the Balanced Fund and the Domestic Bond Fund. Capital Guardian provides investment management services to a limited number of large institutional clients such as employee benefit funds, foundations and endowment funds. As of December 31, 1997, Capital Guardian had more than $65 billion in assets under management.

FIDUCIARY MANAGEMENT ASSOCIATES, INC. ("FMA")

FMA is one of two Sub-advisers for the Small Cap Value Fund. FMA is a wholly-owned subsidiary of United Asset Management Corporation, and provides investment management services to corporations, foundations, endowments, pension and profitsharing plans, trusts, estates and other institutions as well as individuals. As of December 31, 1997, FMA had over $1.6 billion in assets under management.

VALIC'S ADDRESS is 2929 Allen
Parkway, Houston, Texas 77019.

BANKERS TRUST'S PRINCIPAL OFFICES
are located at 130 Liberty Street,
New York, New York 10006.

BROWN CAPITAL MANAGEMENT'S
PRINCIPAL OFFICES are located at
809 Cathedral Street, Baltimore,
Maryland 21201.

CAPITAL GUARDIAN'S PRINCIPAL
OFFICES are located at 333 South
Hope Street, Los Angeles,
California 90071.

FMA'S PRINCIPAL OFFICES are located
at 55 West Monroe Street, Suite #2550,
Chicago, Illinois 60603.

--------------------------------------------------------------------------------

GOLDMAN SACHS ASSET MANAGEMENT ("GSAM")

GSAM is the Sub-adviser for the Large Cap Growth Fund. GSAM is a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"). GSAM provides a wide range of fully discretionary investment advisory services quantitatively driven and actively managed to U.S. and international equity portfolios, U.S. and global fixed income portfolios, commodity and currency products and money market accounts. As of December 31, 1997, GSAM and its affiliates served as investment adviser or distributor for assets exceeding $135.3 billion.

J.P. MORGAN INVESTMENT MANAGEMENT INC. ("JP MORGAN")

JP Morgan is the Sub-adviser for the Small Cap Growth Fund. Known for its commitment to proprietary research and its disciplined investment strategies, JP Morgan provides asset management services to corporations, financial institutions, governments and individuals. As of December 31, 1997, JP Morgan and its affiliates employed over 300 analysts and portfolio managers around the world and had more than $255 billion in assets under management.

JACOBS ASSET MANAGEMENT

Jacobs Asset Management is the Sub-adviser for the International Growth Fund. Jacobs Asset Management is a Delaware limited partnership. United Asset Management Corporation is a limited partner of, and owns a controlling interest in, Jacobs Asset Management. Jacobs Asset Management provides investment management and advisory services to corporations, unions, pensions and profit-sharing plans, trusts and estates and other institutions and investors. As of December 31, 1997, Jacobs Asset Management had more than $280 million in assets under management.

NEUBERGER & BERMAN MANAGEMENT, INC. ("N&B MANAGEMENT")

N&B Management is the Sub-adviser for the Mid Cap Value Fund. N&B Management and its predecessor firms have specialized in the management of no-load mutual funds since 1950. The mutual funds managed by N&B Management and its affiliates had aggregate net assets of approximately $20.7 billion as of December 31, 1997.

STATE STREET BANK & TRUST COMPANY ("STATE STREET BANK")/STATE STREET GLOBAL ADVISORS ("STATE STREET GLOBAL ADVISORS")

State Street Global Advisors is the Sub-adviser for the Large Cap Value Fund. State Street Global Advisors is an operating division of State Street Bank, a wholly-owned subsidiary of State Street Corporation, which had more than $390 billion under management as of December 31, 1997.

GSAM'S PRINCIPAL OFFICES are
located at One New York Plaza,
New York, New York 10004.

JP MORGAN'S PRINCIPAL OFFICES are
located at 522 Fifth Avenue,
New York, NY 10036.

JACOBS ASSET MANAGEMENT'S
PRINCIPAL OFFICES are located at
200 East Broward
Boulevard, Suite 1920,
Fort. Lauderdale, Florida 33301.

N&B MANAGEMENT'S PRINCIPAL
OFFICES are located 605 Third
Avenue, Second Floor, New York,
New York 10158-0180.

STATE STREET GLOBAL ADVISOR'S
PRINCIPAL OFFICES are located at
2 International Place, Boston,
Massachusetts 02110.

--------------------------------------------------------------------------------

These financial service companies act as Investment Sub-advisers through an agreement each entered into with VALIC. For more information on these agreements and on these Sub-advisers, see the "Investment Sub-Advisers" section in the Statement of Additional Information.

PORTFOLIO MANAGER

A manager is a person or team of persons VALIC or one of its Sub-advisers, has assigned to be primarily responsible for the day to day management of a Fund's investments. A Fund's investments are called its portfolio.

HOW ADVISERS ARE PAID FOR
THEIR SERVICES

VALIC

Each Fund pays VALIC a fee based on its average daily net asset value. A Fund's net asset value is the total value of the Fund's assets minus any money it owes for operating expenses, such as the fee paid to its Custodian to safeguard the Fund's investments.

Here is a list of the percentages each Fund pays VALIC.

International Growth Fund         0.90% on the first $100 million
                                  0.80% on assets over $100 million
Large Cap Growth Fund             0.55%
Mid Cap Growth Fund               0.65% on the first $25 million
                                  0.55% on the next $25 million
                                  0.45% on assets over $50 million
Small Cap Growth Fund             0.85%
International Value Fund          1.00% on the first $25 million
                                  0.85% on the next $25 million
                                  0.675% on the next $200 million
                                  0.625% on assets over $250 million
Large Cap Value Fund              0.50%
Mid Cap Value Fund                0.75% on the first $100 million
                                  0.725% on the next $150 million
                                  0.70% on the next $250 million
                                  0.675% on the next $250 million
                                  0.65% on the assets over $750 million
Small Cap Value Fund              0.75% on the first $50 million
                                  0.65% on the assets over $50 million

Socially Responsible
 Fund                             0.25%
Balanced Fund                     0.80% on the first $25 million
                                  0.65% on the next $25 million
                                  0.45% on assets over $50 million
Domestic Bond Fund                0.60% on the first $50 million
                                  0.45% on the next $50 million
                                  0.43% on the next $200 million
                                  0.40% on the assets over $300 million
Money Market Fund                 0.25%
Conservative Growth
 Lifestyle Fund                   0.10%
Moderate Growth
 Lifestyle Fund                   0.10%
Growth Lifestyle Fund             0.10%

The Investment Advisory Agreement we entered into with each Fund does not limit how much the Funds pay in monthly expenses each year.

As shareholders of other Series Company Funds, the Lifestyle Funds incur their proportionate share of the underlying Series Company Funds' fees and expenses, including the fees paid to VALIC.

From time to time VALIC, the Sub-adviser and/or the Distributor may voluntarily undertake to reduce a Fund's expenses by reducing the fees payable to them to the extent of, or bearing expenses in excess of, such limitations as they may establish.

--------------------------------------------------------------------------------

THE SUB-ADVISERS

The Funds do not pay the Sub-advisers directly. According to the agreements, VALIC pays them a fee based on the Fund's average monthly net asset values. We and the Sub-advisers may agree to change the amount of money we pay them. Any such change increasing the charge paid by the Fund to VALIC would have to be approved by the Series Company Board of Trustees and the shareholders of the Fund.

The Series Company was issued an exemptive order by the Securities and Exchange
Commission (the "SEC") on            , 1998 for an exemption (the "Exemption")
from certain provisions of the Investment Company Act of 1940 ("1940 Act") which would otherwise require VALIC to obtain formal shareholder approval prior to engaging and entering into sub-advisory agreements with Sub-advisers. The relief is based on the conditions set forth in the Exemption that, among other things:
(1) VALIC will select, monitor, evaluate and allocate assets to the Sub-advisers and oversee Sub-advisers compliance with the relevant Fund's investment objective, policies and restrictions; (2) before a Fund may rely on the Exemption, the Exemption must be approved by the shareholders of the Funds operating under the Exemption; (3) the Series Company will provide to shareholders certain information about a new Sub-adviser; (4) the Series Company will disclose in this Prospectus the existence, substance and effect of the Exemption; and (5) the Trustees, including a majority of the "independent" Trustees, must approve each sub-advisory agreement in the manner required under the 1940 Act. Any changes to the Investment Advisory Agreement between the Series Company and VALIC would still require shareholder approval. As required by the Exemption, the shareholders of each Fund determined, at a shareholders'
meeting held on            , 1998, to permit the Series Company to terminate,
replace or add Sub-advisers and to enter into sub-advisory agreements with Sub-advisers upon approval of the Broad of Trustees but without formal shareholder approval.

Under the Investment Sub-Advisory Agreement we have with Bankers Trust, we pay Bankers Trust monthly fees based on the average daily net asset values of the portion of the Small Cap Value Fund portfolio it manages at an annual rate of 0.03%.

Under the Investment Sub-Advisory Agreement we have with Brown Capital Management, we pay Brown Capital Management a monthly fee based on the average daily net asset values of the Mid Cap Growth Fund at the annual rate of 0.40% of the first $25 million, 0.30% of the next $25 million and 0.20% on assets over $50 million.

Under the Investment Sub-Advisory Agreement we have with Capital Guardian, we pay Capital Guardian a quarterly fee based on the average daily net asset values of the International Value Fund at an annual rate of 0.75% of the first $25 million, 0.60% of the next $25 million, 0.425% of the next $200 million and 0.375% on assets over $250 million and the Domestic Bond Fund at an annual rate of 0.35% of the first $50 million, 0.20% on the next $50 million, 0.18% on the next $200 million and 0.15% of assets over $300 million. We pay Capital Guardian monthly fees based on the average daily net asset values of the Balanced Fund at an annual rate of 0.55% of the first $25 million, 0.40% of the next $25 million and 0.20% on assets over $50 million. Capital Guardian aggregates fees with respect to the International Value Fund, the Domestic Bond Fund and the Balanced Fund and applies a 5% discount to all fees if total fees are between $1.25 million and $4 million, a 7.5% discount to all fees if total fees are between $4 million and $8 million, a 10% discount to all fees if total fees are between $8 million and $12 million, and a 12.5% discount to all fees if total fees exceed $12 million.

Under the Investment Sub-Advisory Agreement we have with FMA, we pay FMA a monthly fee based on the average daily net asset values of the portion of the Small Cap Value Fund portfolio it manages at the annual rate of 0.50% of the first $50 million and 0.40% on assets over $50 million.

Under the Investment Sub-Advisory Agreement we have with GSAM, we pay GSAM a monthly fee based on the average daily net asset values of the Large Cap Growth Fund at the annual rate of 0.30%.

Under the Investment Sub-Advisory Agreement we have with JP Morgan, we pay JP Morgan a monthly fee based on the average daily net asset values of the Small Cap Growth Fund at the annual rate of 0.60%.

Under the Investment Sub-Advisory Agreement we have with Jacobs Asset Management, we pay Jacobs Asset Management a monthly fee based on the average daily net asset values of the International Growth Fund at an annual rate of 0.65% of the first $100 million and 0.55% on assets over $100 million.

Under the Investment Sub-Advisory Agreement we have with N&B Management, we pay N&B Management a monthly fee based on the average daily net asset values of the Mid Cap Value Fund at the annual rate of 0.50% of the first $100 million, 0.475% of the next $150 million, 0.45% of the next $250 million, 0.425% of the next $250 million and 0.40% on assets over $750 million.

For more information on WHAT THE
SUB-ADVISERS ARE PAID, see the
"Investment Sub-Advisers"
section in the Statement of
Additional Information.

--------------------------------------------------------------------------------

Under the Investment Sub-Advisory Agreement we have with State Street Global Advisors, we pay State Street Global Advisors a monthly fee based on the average daily net asset values of the Large Cap Value Fund at the annual rate of 0.25% but no less than $50,000 per year.

According to the agreements we have with the Sub-advisers, we will receive investment advice for each sub-advised Fund. Under these agreements we give the Sub-advisers the authority to buy and sell securities for these Funds. We retain the responsibility for the overall management of these Funds. The Sub-advisers may buy and sell securities for each Fund with broker-dealers and other financial intermediaries that they select.

The Sub-advisers may place orders to buy and sell securities of these Funds with a broker-dealer affiliated with the Sub-adviser as allowed by law. This could include any affiliated futures commission merchants.

The 1940 Act permits Sub-advisers under certain conditions to place an order to buy or sell securities with an affiliated broker. One of these conditions is that the commission received by the affiliated broker can not be greater than the usual and customary brokers commission if the sale was completed on a securities exchange. The Series Company has adopted procedures, as required by the 1940 Act, which provide that any commissions received by a Sub-adviser's affiliated broker are reasonable and fair if compared to the commission received by other brokers for the same type of securities transaction.

The Securities Exchange Act of 1934 prohibits members of national securities exchanges from effecting exchange transactions for accounts that they or their affiliates manage, except as allowed under rules adopted by the SEC. The Series Company and the Sub-advisers have entered into a written contract, as required by the 1940 Act, to allow the Sub-adviser's affiliate to effect these type of transactions for commissions. The 1940 Act generally prohibits a Sub-adviser or a Sub-adviser's affiliate, acting as principal, from engaging in securities transactions with a Fund, without an exemptive order from the SEC.

We and the Sub-advisers may enter into simultaneous purchase and sale transactions for the Funds or affiliates of the Funds.

ABOUT THE BOARD OF TRUSTEES

The Series Company Board of Trustees currently consists of twelve members: nine are independent Trustees and three are VALIC employees.

The Board of Trustees may change each Fund's investment objective, investment policies and non-fundamental investment restrictions without shareholder approval. The Board may not change any fundamental restrictions placed on the types of investments each Fund may buy. The fundamental restrictions appear in the Statement of Additional Information. Changes to these restrictions may be made with shareholder approval only.

ABOUT THE FUNDS
--------------------------------------------------------------------------------

GROWTH, BALANCED, INCOME, STABILITY AND LIFESTYLE CATEGORIES

The Funds offered in this prospectus fall into five general investment categories: growth, balanced, income, stability and lifestyle.

GROWTH CATEGORY

The goal of a Fund in the growth category is to increase the value of your investment over the long term by investing mostly in stocks. Stocks are a type of investment that can increase in value over a period of years. Companies sell stock to get the money they need to grow. These companies often keep some of their profits to reinvest in their business. As they grow, the value of their stock may increase. This is how the value of your investment may increase.

Series Company Growth Category includes:

  International Growth Fund
  Large Cap Growth Fund
  Mid Cap Growth Fund
  Small Cap Growth Fund
  International Value Fund
  Large Cap Value Fund
  Mid Cap Value Fund
  Small Cap Value Fund
  Socially Responsible Fund

BALANCED CATEGORY

The goal of a Fund in the balanced category is to increase the value of your investment over the long term and to provide income. Funds in the balanced category seek to conserve the value of your initial investment and promote long-term growth and income by investing in stocks and income producing securities.

Series Balanced Category includes:

  Balanced Fund

INCOME CATEGORY

Unlike Funds in the growth category, where the objective is to make the Fund's investments increase in value, Funds in the income category try to keep the value of their investments from falling, while providing an increase in the value of your investment through the income earned on the Fund's investments. To meet this objective, Funds in the income category buy investments that are expected to pay interest to the Fund on a regular basis.

Series Company Income Category includes:

  Domestic Bond Fund

STABILITY CATEGORY

Funds in the stability category provide liquidity, protection of capital and current income through investments in high quality securities.

Series Company Stability Category includes:

  Money Market Fund

LIFESTYLE CATEGORY

A Fund in the lifestyle category may invest in up to twelve Series Company Funds. A Lifestyle Fund does not invest directly in portfolio securities but, rather, invests in a combination of Series Funds in order to meet its investment objective. In this manner, the Lifestyle Funds offer you the opportunity to diversify your investment portfolio by investing in one Fund, rather than in a variety of Series Company Funds.

Series Company Lifestyle Category includes:

  Growth Lifestyle Fund
  Moderate Growth Lifestyle Fund
  Conservative Growth Lifestyle Fund

ABOUT LEVEL OF RISK

The risks involved in each Fund are described in each Fund's Fact Sheet. These risks may include market risk, credit risk, interest rate risk and risk associated with foreign securities. These risks are described in the "Types of Investments" section in this prospectus. The money you invest in the Series Company is not insured. And, we can't guarantee that any of the Funds will meet their investment objectives. There's a chance you may lose money and end up with less than you invested.

ABOUT PORTFOLIO TURNOVER

Portfolio turnover occurs when a Fund sells its investments and buys new ones. In some Funds, high portfolio turnover occurs when these Funds sell and buy investments as part of their investment strategy. In other Funds, like the Index Funds discussed below, portfolio turnover is lower because the make up of the index stays fairly constant.

High portfolio turnover may cause a fund's expenses to increase. For example, a fund may have to pay brokerage fees and other related expenses.

--------------------------------------------------------------------------------

The anticipated portfolio turnover rates for each of the Funds except the Money Market Fund are as follows:

                                ANTICIPATED
                                 PORTFOLIO
        NAME OF FUND           TURNOVER RATE
        ------------           -------------
International Growth Fund            50%
Large Cap Growth Fund             50-75%
Mid Cap Growth Fund               30-60%
Small Cap Growth Fund               100%
International Value Fund            150%
Large Cap Value Fund                100%
Mid Cap Value Fund                  100%
Small Cap Value Fund                100%
Socially Responsible Fund           120%
Balanced Fund                       150%
Domestic Bond Fund                  150%
Growth Lifestyle Fund             10-20%
Moderate Growth Lifestyle         10-20%
  Fund
Conservative Growth Lifestyle     10-20%
  Fund

A portfolio turnover rate over 100% a year is higher than the rates of many other mutual fund companies. A high rate increases a Fund's transaction costs and expenses.

ABOUT FUND PERFORMANCE

From time to time the Series Company may advertise Fund performance information such as Fund average total return and index total return. Information as to how this Fund performance information is calculated appears in the Statement of Additional Information.

HOW TO READ A FUND FACT SHEET
--------------------------------------------------------------------------------

FUND HIGHLIGHTS

Gives you a quick recap of each Fund.

FUND NAME

INVESTMENT ADVISER; INVESTMENT SUB-ADVISER

They make the investment decisions for the Fund. See "About the Fund's Management" for more information.

PORTFOLIO MANAGER

Some Funds have a specific person or persons assigned as the portfolio manager. This person is described here. The portfolio manager's role is explained in "About the Fund's Management."

INVESTMENT OBJECTIVE

This is the goal of the Fund, which is set by the Series Company Board of Trustees.

INVESTMENT RISK

Shows some of the investment risks of the Fund.

INVESTMENT STRATEGY

This section explains how the Investment Advisers go about meeting the Fund's Investment Objective.

FUND INVESTMENTS

Shows the types of investments the Fund makes.

PERFORMANCE INFORMATION

This shows the average annual total return for a mutual fund, a managed account or a composite of mutual funds and/or managed accounts, managed in substantially the same manner and by the same individuals as those employed by VALIC or a Sub-adviser to manage a Fund, for the time period indicated. Information about how the mutual fund, managed account or composite performed last year is discussed. The graph also shows the return for an index to which we compare the mutual fund's, the managed account's or the composite's performance. For all the Funds except the Small Cap Value Fund and the three Lifestyle Funds we call this the Fund's "benchmark". The difference between the Fund and index return is caused by Fund expenses and tracking differences.

INTERNATIONAL GROWTH
FUND
Fact Sheet

-------------------------------------------------
Investment Goal      LONG-TERM CAPITAL
                     APPRECIATION THROUGH
                     INVESTMENTS IN COMPANIES IN
                     DEVELOPED AND EMERGING
                     MARKETS
-------------------------------------------------
Investment Category  GROWTH

--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC

INVESTMENT SUB-ADVISER
Jacobs Asset Management

PORTFOLIO MANAGER

This Fund is managed by an investment committee comprised of the following individuals: Daniel L. Jacobs, Wai W. Chin and Robert J. Jurgens. Mr. Jacobs has been President of the Sub-adviser since July 1, 1995. From 1984 to 1995, Mr. Jacobs was Executive Vice President and Director of Templeton Investment Counsel. Mr. Jacobs was portfolio manager of Templeton's Smaller Companies Growth Fund. Ms. Chin has been Managing Director of Asian Research and Portfolio Management of the Sub-adviser since July 1995. Prior to this, Ms. Chin was Vice President of the Global Equity Group of Scudder, Stevens & Clark. Mr. Jurgens has been Managing Director of European Research and Portfolio Management of the Sub-adviser since August 1995. From 1993 to 1995, Mr. Jurgens was Vice President and head of AIG Global Investors' International Equity Division.

INVESTMENT OBJECTIVE

Seeks to provide long-term capital appreciation by investing in equity securities of companies in developed and emerging markets. The Fund may invest across the capitalization spectrum, although it intends to emphasize smaller capitalization stocks.

INVESTMENT RISK

As described in the Investment Strategy section below, this Fund invests almost all its assets in foreign securities, which have risks that U.S. investments do not have. For a further explanation of the risks associated with foreign securities, see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY

The Fund will invest in equity securities in the markets of at least three countries outside the United States. The Fund will focus its investments on developed and emerging market countries. Emerging market country investments will be made only where we believe the economies are developing and the markets are becoming more sophisticated.

We will use a flexible, value-oriented approach to selecting this Fund's investments, focusing on companies rather than on countries or markets. Our goal is to identify stocks selling at the greatest discount to their intrinsic future value. Value is ascertained through an analysis of price/cash flow, enterprise value/cash flow, and price/future earnings. This Fund invests in a wide range of stocks including smaller capitalization companies.

We follow the guidelines listed below for making the primary investments for the Fund.

                                 Percent of
Fund Investments               Fund's Assets*
---------------------------------------------
Foreign securities**           at least 85%
  Common, stock, preferred
  stock, convertible
  preferred stock, rights and
  warrants, American
  Depository Receipts,
  European Depository
  Receipts and Global
  Depository Receipts
---------------------------------------------
Equity securities of issuers   up to 40%
  in emerging countries***
---------------------------------------------
Equity securities of small     generally 50%
  capitalization
  companies****
---------------------------------------------
Securities of open-end or      up to 10%
  closed-end investment
  companies
---------------------------------------------
Forward currency exchange      up to 100%
  contracts
---------------------------------------------
Illiquid securities            up to 15%
---------------------------------------------
Short term investments*****    up to 10%
---------------------------------------------

    * At time of purchase.
   ** We intend to invest at least 85% of this Fund's total assets in the equity securities of at least three countries outside the United States.
  *** An "emerging country" security is issued by a Company that in our opinion has one or more of the following characteristics: (i) its principal securities trading market is in an emerging country; (ii) alone or on a consolidated basis, it derives 50% or more of its annual revenue from either goods produced, sales made or services performed in emerging countries, or (iii) it is organized under the laws of, and has a principal office in, an emerging country.
 **** Small capitalization companies are companies with
      market capitalizations of less than $1 billion at the time of purchase. ***** For temporary defensive reasons, we may invest up to 100% of the Fund's assets in short-term (less than twelve months to maturity) securities or cash, including domestic and foreign money market instruments, certificates of deposit, bankers' acceptances, time deposits, U.S. Government obligations, U.S. Government agency securities, short-term corporate debt securities, and commercial paper rated A-1 or A-2 by S&P or Prime 1 or Prime 2 by Moody's or if unrated, in our opinion of comparable quality. We may do this when we think economic, political or market conditions make it too risky for us to follow our general guidelines.

Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments."

INTERNATIONAL GROWTH FUND
Fact Sheet
--------------------------------------------------------------------------------

1. The Templeton Performance Information

The International Growth Fund commenced operations on                and has no
investment performance record. The performance information shown below is for the Templeton International Fund, a series of the Templeton Variable Products Series Fund, which was managed by Mr. Jacobs, a principal of the Sub-adviser. The Templeton International Fund has substantially similar, though not necessarily identical objectives, policies and strategies as the International Growth Fund. The chart below shows the historical investment performance for the year-ended June 30, 1995 and the three-years ended 1995. The inception date for the Templeton International Fund was May 1, 1992. During Mr. Jacobs ten years as the portfolio manager of the fund, from May 1, 1992 to June 30, 1995, he was primarily responsible for the day-to-day management of the fund, and no other person had a significant role in scheduling the fund's performance.

Distribution and advisory fees for the International Growth Fund are higher than the distribution and advisory fees incurred by the funds comprising the Composite. The other fees and expenses incurred by the International Growth Fund may be higher or lower than the other fees and expenses incurred by the funds comprising the Composite in any given year. See "Performance and Yield Information" in the Statement of Additional Information for a description of the manner in which performance has been calculated. THE PERFORMANCE INFORMATION BELOW IS BASED ON A FUND COMPARABLE TO THE INTERNATIONAL GROWTH FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE FUND ITSELF.

                      AVERAGE ANNUAL TOTAL RETURN -- FUND

-----------------------------------------------------
          1 YEAR                SINCE INCEPTION
-----------------------------------------------------
          10.14%                     12.33%
-----------------------------------------------------

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                      STIPULATED PAYMENT MADE MAY 1, 1992

                                    [CHART]
                           PERIOD ENDED JUNE 30, 1995

INTERNATIONAL GROWTH FUND
Fact Sheet -- (Continued)
--------------------------------------------------------------------------------

2. The Separate Account Performance Information

Although the International Growth Fund has no performance record, the Fund's investment objectives, policies and strategies will be substantially similar to those employed by the Sub-adviser with respect to certain separately managed accounts of the Sub-adviser. The chart below shows the historical investment performance (with the adjustments noted below) for a composite of the Sub-adviser's similar accounts which use the same investment strategy that the Sub-adviser employs on behalf of the Fund. The Sub-adviser Composite represents the total return, net of all fees and expenses, of all relevant separately managed accounts of the Sub-adviser. The inception date of the Sub-adviser Composite was October 1, 1995.

The separately managed accounts in the Sub-adviser Composite were not subject to the investment limitations, diversification requirements and other restrictions imposed on registered mutual funds by the 1940 Act and the Internal Revenue Code. If the accounts included in the Sub-adviser Composite had been subject to the requirements imposed on registered mutual funds, their performance might have been lower.

Distribution and advisory fees for the International Growth Fund are higher than the distribution and advisory fees incurred by the funds comprising the Templeton International Fund. The other fees and expenses incurred by the International Growth Fund may be higher or lower than the other fees and expenses incurred by the funds comprising the Templeton International Fund in any given year. See "Performance and Yield Information" in the Statement of Additional Information for a description of the manner in which performance has been calculated. THE PERFORMANCE INFORMATION BELOW IS BASED ON A COMPOSITE COMPARABLE TO THE INTERNATIONAL GROWTH FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE FUND ITSELF.

                      AVERAGE ANNUAL TOTAL RETURN -- FUND

-----------------------------------------------------
          1 YEAR                SINCE INCEPTION
-----------------------------------------------------
          19.02%                     21.94%
-----------------------------------------------------

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE OCTOBER 1, 1995

                                    [CHART]
                          PERIOD ENDED MARCH 31, 1998

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
Historical returns reflect investment management fees and other operating expenses, if any.

LARGE CAP GROWTH FUND
Fact Sheet

-------------------------------------------------
Investment Goal      LONG-TERM GROWTH THROUGH
                     INVESTMENTS IN LARGE CAP
                     U.S. ISSUERS
-------------------------------------------------
Investment Category  GROWTH

--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC

INVESTMENT SUB-ADVISER

Goldman Sachs Asset Management

PORTFOLIO MANAGER

This Fund is managed by the following individuals: Kent Clark; Robert L. Jones; and Victor H. Pinter. Mr. Jones, Managing Director, joined the Sub-adviser in 1989. Mr. Clark has been Vice President of the Sub-adviser since 1992. Mr. Pinter has been Vice President of the Sub-adviser since 1990.

INVESTMENT OBJECTIVE
Seeks long-term growth of capital through a broadly diversified portfolio of equity securities of large cap U.S. issuers that are expected to have better prospects for earnings growth than the growth rate of the general domestic economy. Dividend income is a secondary consideration.

INVESTMENT RISK

This Fund invests almost entirely in stocks. Stock values can rise and fall over both short and long periods of time. The Fund's investments are selected to maintain a risk profile similar to the Russell 1000 Growth Index, and your investment may experience similar changes in value and share similar risks such as market risk, credit risk, interest rate risk and risk associated with foreign securities. For more information about market risk, credit risk, interest rate risk and risk associated with foreign securities, see "A Word About Risk" in this prospectus.
INVESTMENT STRATEGY
The Fund will be managed utilizing Goldman Sachs' Quantitative Equity Strategy. The acronym "CORE" (Computer-Optimized and Research Enhanced) reflects the three step investment process the team uses to select securities. First, we estimate the returns of 3000 U.S. stocks using a combination of research from the Goldman Sachs Global Investment Research Department, other industry sources and objective quantitative analysis. Next, the Fund's investment portfolio is constructed by balancing expected returns against portfolio risk, trading fees and investment objectives. The Fund is intended to be constructed with minimum deviations from the sector, risk statistics and macroeconomic sensitivity of the benchmark. A proprietary multi-factor model is used in seeking to ensure risks taken are both intended and are warranted due to expected return. Lastly, the Fund is traded regularly and rebalanced in seeking to ensure all positions are in line with current market outlooks and benchmark weights.

We follow the guidelines listed below for making the primary investments for this Fund.

                                  Percent of
       Fund Investments         Fund's Assets*
----------------------------------------------
Equity Securities of U.S. and   at least 90%
  foreign issuers,** including
  convertible securities,
  American Depository Receipts
  and Global Depository
  Receipts
----------------------------------------------
Fixed income securities U.S.    up to 100%
  Government securities,
  repurchase agreements
  collateralized by U.S.
  Government securities,
  commercial paper rated at
  least A-2 by S&P or P-2 by
  Moody's, certificates of
  deposit, bankers'
  acceptances, repurchase
  agreements, non-convertible
  preferred stocks,
  non-convertible corporate
  bonds with a remaining
  maturity of less than one
  year
----------------------------------------------
Futures and options***          up to 5%
----------------------------------------------
Illiquid Securities             up to 15%
----------------------------------------------
Warrants and stock purchase     up to 5%
  rights
----------------------------------------------
Investment companies            up to 5%
----------------------------------------------
Unseasoned companies            up to 5%
----------------------------------------------

  *  At time of purchase
 ** This Fund may invest in the securities of a foreign issuer only if the securities are traded in the U.S. and the issuer complies with U.S. accounting standards.
*** The Fund may purchase or sell futures contracts only with respect to a representative index. At no time will the aggregate margin deposit required on all futures or options held, exceed 5% of the Fund's total assets.

Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments."

LARGE CAP GROWTH FUND
Fact Sheet
--------------------------------------------------------------------------------

The Large Cap Growth Fund commenced operations on               and has no
investment performance record. However, the Large Cap Growth Fund's investment objectives, policies and strategies are substantially similar to the Goldman Sachs CORE Large Cap Growth Fund and it is managed in substantially the same manner and by the same individuals as the Goldman Sachs CORE Large Cap Growth Fund. The chart below shows the historical investment performance for the Goldman Sachs CORE Large Cap Growth Fund for the period from November 11, 1991 to present. Performance information prior to May 1, 1997 (commencement date for Goldman Sachs CORE Large Cap Growth Fund) is that of a predecessor separate account adjusted to reflect the higher fees and expenses applicable to Goldman Sachs CORE Large Cap Growth Fund. Although the predecessor separate account was managed by GSAM in substantially the same manner and by the same individuals as the Goldman Sachs CORE Large Cap Growth Fund, the separate account was not registered under the 1940 Act and was not subject to certain investment restrictions imposed by the 1940 Act. If it had been registered under the 1940 Act, performance might have been adversely affected.

Distribution and advisory fees for the Large Cap Growth Fund are higher than the distribution and advisory fees incurred by the Goldman Sachs CORE Large Cap Growth Fund. The other fees and expenses incurred by the Large Cap Growth Fund may be higher or lower than the other fees and expenses incurred by the Goldman Sachs CORE Large Cap Growth Fund in any given year. See "Performance and Yield Information" in the Statement of Additional Information for a description of the manner in which performance has been calculated. THE PERFORMANCE INFORMATION BELOW IS BASED ON A FUND COMPARABLE TO THE LARGE CAP GROWTH FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE FUND ITSELF.
                      AVERAGE ANNUAL TOTAL RETURN -- FUND

    --------------------------------------------------
         1 YEAR           5 YEAR      SINCE INCEPTION
    --------------------------------------------------
         28.56%           24.66%           20.83%
    --------------------------------------------------

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                   STIPULATED PAYMENT MADE NOVEMBER 11, 1991

                                    [CHART]
                          PERIOD ENDED MARCH 31, 1998

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
Historical returns reflect investment management fees and other operating expenses, if any.

MID CAP GROWTH FUND
Fact Sheet

-------------------------------------------------
Investment Goal      CAPITAL APPRECIATION THROUGH
                     INVESTMENTS IN EQUITY
                     SECURITIES
-------------------------------------------------
Investment Category  GROWTH

--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC

INVESTMENT SUB-ADVISER

Brown Capital Management, Inc.

PORTFOLIO MANAGER

The Fund is managed by a team led by Eddie C. Brown. Mr. Brown is Founder, President and controlling shareholder of the Sub-adviser. Mr. Brown has been with the Sub-adviser since its inception in 1983.

INVESTMENT OBJECTIVE

Seeks capital appreciation principally through investments in equity securities, such as common and preferred stocks and securities convertible into common stocks. Current income is of secondary importance.
INVESTMENT RISK

This Fund invests mostly in stocks of medium sized companies that we believe are undervalued in the marketplace. The value of any stock may rise or fall over long or short periods of time. Although these stocks present an opportunity for capital appreciation, they may not be broadly traded and involve market risk and risk associated with foreign securities. For a discussion of market risk and risk associated with foreign securities, see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY

This Fund will invest principally in the equity securities of medium capitalization companies. We will seek to achieve capital appreciation through an opportunistic stock investment strategy with a growth bias. This Fund will purchase equity securities of those companies that we feel are undervalued relative to their growth potential in the securities markets, because the companies are presently out of favor, not well known or possess value that is not currently recognized by the investment community. We use a "bottom up" approach to select specific securities, employing analysis that contains elements of traditional dividend discount and earnings yield models, establishes predicted relative valuation for equity and fixed income markets, and determines the attractiveness of individual securities through evaluation of growth and risk characteristics of the underlying company relative to the overall equity market. Although the Fund's portfolio securities generally will be acquired for the long term, they may be sold under some of the following circumstances when the Sub-adviser believes that: a) the anticipated price appreciation has been achieved or is no longer probable; b) alternative investments offer superior total return prospects; or c) fundamentals change adversely.

We follow the guidelines listed below for making the primary investments for this Fund.

                                  Percent of
Fund Investments                Fund's Assets*
----------------------------------------------
Equity securities               at least 90%
  Common stocks, convertible
  preferred stocks,
  participating preferred
  stocks, preferred equity
  redemption cumulative
  stocks, preferred stocks and
  convertible bonds traded and
  domestic exchanges or an
  over-the-counter markets
----------------------------------------------
Foreign securities, American    up to 10%
  Depository Receipts
  ("ADRs")**
----------------------------------------------
Money market instruments***     up to 10%
  and fixed income securities,
  U.S. Government securities,
  corporate debt securities
  (including those subject to
  repurchase agreements),
  bankers acceptances and
  certificates of deposit of
  domestic branches of U.S.
  banks, commercial paper
  (including variable amount
  demand master notes) rated
  in one of the two highest
  rating of organizations or,
  if not rated, of equivalent
  quality and cash and cash
  equivalents
----------------------------------------------
Illiquid securities             up to 10%
----------------------------------------------
Real estate securities****      up to 10%
----------------------------------------------

   * At time of purchase
  ** Foreign securities held by this Fund will be held in the form of ADRs.
 *** For temporary defensive reasons, we may invest up to 100% of the Fund's assets in money market instruments and cash and cash equivalents. We may do this when we think economic and market conditions make it too risky to follow its general guidelines.
**** This Fund will not invest directly in real estate, but rather, in readily marketable securities issued by or interests in companies that invest in real estate, including real estate investment trusts (REITs).

Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments."

MID CAP GROWTH FUND
Fact Sheet
--------------------------------------------------------------------------------

The Mid Cap Growth Fund commenced operations on               and has no
investment performance record. However, the Mid Cap Growth Fund's investment objective, policies and strategies are substantially similar to those employed by the Sub-adviser with respect to certain discretionary investment management accounts under their management ("Combined Accounts"). The chart below shows the investment performance for a composite of these Combined Accounts ("Combined Accounts Composite"). The Combined Accounts Composite includes all discretionary accounts managed by the Sub-adviser invested principally in equity securities of medium capitalization companies using the same investment strategy that the Sub-adviser will employ on behalf of the Fund. The inception date of the discretionary investment accounts comprising the Combined Accounts Composite range from January 1, 1993 to October 1, 1997.

The discretionary accounts in the Combined Accounts Composite are not subject to the investment limitations, diversification requirements and other restrictions imposed on registered mutual funds by the 1940 Act and the Internal Revenue Code. If the accounts included in the Combined Accounts Composite had been subject to the requirements imposed on mutual funds, their performance might have been lower.

Distribution and advisory fees for the Mid Cap Growth Fund are higher than the fees and expenses historically incurred by the Combined Accounts comprising the Combined Accounts Composite. Consequently, the performance results for the Combined Accounts Composite would have been adversely affected if the Combined Accounts Composite had the same expenses as the Mid Cap Growth Fund. See "Performance and Yield Information" in the Statement of Additional Information for a description of the manner in which performance has been calculated. THE PERFORMANCE INFORMATION BELOW IS BASED ON A COMPOSITE COMPARABLE TO THE MID CAP GROWTH FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE FUND ITSELF.
                      AVERAGE ANNUAL TOTAL RETURN -- FUND

    --------------------------------------------------
         1 YEAR           5 YEAR      SINCE INCEPTION
    --------------------------------------------------
         48.26%           24.07%           22.44%
    --------------------------------------------------

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE JANUARY 1, 1993

                                    [CHART]

                          PERIOD ENDED MARCH 31, 1998

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
Historical returns reflect investment management fees and other operating expenses, if any.

SMALL CAP GROWTH FUND
Fact Sheet

-------------------------------------------------
Investment Goal      LONG-TERM GROWTH THROUGH
                     INVESTMENTS IN SMALL COMPANY
                     GROWTH STOCKS
-------------------------------------------------
Investment Category  GROWTH

--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC

INVESTMENT SUB-ADVISER

J.P. Morgan Investment Management Inc.

PORTFOLIO MANAGER

Candice Eggerss and Saira Malik are the members of the Sub-adviser's team who will be primarily responsible for the day-to-day management of the Fund. Ms. Eggerss, who has been with the Sub-adviser since 1996, is Vice President and specializes in portfolio investments in small capitalization technology companies. Prior to this, Ms. Eggerss was employed at Weiss, Peck and Greer from April 1993 to April 1996 and at Equitable Capital Management prior to 1993. Ms. Malik joined the Sub-adviser in 1995 after completing her graduate studies at the University of Wisconsin.
INVESTMENT OBJECTIVE

Seeks to provide long-term growth from a portfolio of small company growth stocks.
INVESTMENT RISK

This Fund invests primarily in U.S. small company growth stocks. These companies may not have the financial strength to do well in difficult times. Because they are small, the stock prices of these companies may fluctuate more over the short term but they have more potential to grow. This means their stock value may offer greater potential for appreciation. The securities that the Fund invests in involve certain risks such as market risks and risk associated with foreign securities. For a discussion of these risks, see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY

This Fund invests in U.S. companies whose market capitalizations are greater than $150 million and less than $1.25 billion. On an industry by industry basis, the Fund's weightings are similar to those of the Russell 2000 Growth Index. Within each industry, the Fund invests in the stocks that our research and valuation process indicate are the most undervalued. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company.

We follow the guidelines listed below for making the primary investments for the Fund.

                                  Percent of
Fund Investments                Fund's Assets*
----------------------------------------------
Small company growth stocks     at least 65%
  U.S. and foreign common
  stocks, convertible
  securities, preferred
  stocks, trust or partnership
  interests, warrants, rights
  and investment company
  securities
----------------------------------------------
Foreign investments             up to 5%
----------------------------------------------
Futures and options             up to 25%
----------------------------------------------
Illiquid securities             up to 15%
----------------------------------------------
Investment grade short term     up to 10%
  securities**
----------------------------------------------
Swaps                           up to 5%
----------------------------------------------

 *   At time of purchase.
** During severe market downturns or to maintain adequate liquidity to meet redemptions, we may invest up to 100% of the Fund's assets in investment grade short term securities, including repurchase agreements and, for temporary or extraordinary purposes, may borrow from banks up to 10% of its assets.

Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments."

SMALL CAP GROWTH FUND
Fact Sheet
--------------------------------------------------------------------------------

The Small Cap Growth Fund commenced operations on               and has no
investment performance record. However, the Small Cap Growth Fund's investment objective, policies and strategies are substantially similar to those employed by the Sub-adviser and its affiliates with respect to certain discretionary investment management accounts under their management ("Combined Accounts"). The chart below shows the historical investment performance for a composite of these Combined Accounts ("Combined Accounts Composite"). The Combined Accounts Composite includes all non-mutual fund discretionary accounts managed by the Sub-adviser and its affiliates invested solely in the equity securities of small capitalization companies using the same investment strategy that the Sub-adviser will employ on behalf of the Fund. The inception date of the discretionary accounts comprising the Combined Accounts Composite range from September 1, 1994 to June 1, 1997.

The discretionary accounts in the Combined Accounts Composite are not subject to the investment limitations, diversification requirements and other restrictions imposed on registered mutual funds by the 1940 Act and the Internal Revenue Code. If the accounts included in the Combined Accounts Composite had been subject to the requirements imposed on registered mutual funds, their performance might have been lower.

Distribution and advisory fees for the Small Cap Growth Fund are higher than the fees and expenses historically incurred by the Combined Accounts comprising the Combined Accounts Composite. Consequently, the performance results for the Combined Accounts Composite would have been adversely affected if the Combined Accounts Composite had the same expenses as the Small Cap Growth Fund. See "Performance and Yield Information" in the Statement of Additional Information for a description of the manner in which performance has been calculated. THE PERFORMANCE INFORMATION BELOW IS BASED ON A COMPOSITE COMPARABLE TO THE SMALL CAP GROWTH FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE FUND ITSELF.

                      AVERAGE ANNUAL TOTAL RETURN -- FUND

-----------------------------------------------------
          1 YEAR                SINCE INCEPTION
-----------------------------------------------------
          53.70%                     30.54%
-----------------------------------------------------

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                   STIPULATED PAYMENT MADE SEPTEMBER 1, 1994

                                    [CHART]
                          PERIOD ENDED MARCH 31, 1998

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
Historical returns reflect investment management fees and other operating expenses, if any.

INTERNATIONAL VALUE FUND
Fact Sheet

-------------------------------------------------
Investment Goal      GROWTH OF CAPITAL AND FUTURE
                     INCOME THROUGH INVESTMENTS
                     IN NON-U.S. ISSUERS
-------------------------------------------------
Investment Category  GROWTH

--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC

INVESTMENT SUB-ADVISER

Capital Guardian Trust Company

PORTFOLIO MANAGER

This Fund is managed using a system of multiple portfolio managers. Under this system, the Fund is divided into segments, which are assigned to individual managers.
INVESTMENT OBJECTIVE

Seeks to provide growth of capital and future income through investments primarily in securities of non-U.S. issuers and securities whose principal markets are outside of the United States.

INVESTMENT RISK

As described in the Investment Strategy section below, this Fund invests almost all of its assets in foreign securities, which have risks that U.S. investments do not have. For a further explanation of the risks associated with foreign securities and market risk, see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY

The Fund invests in a portfolio consisting primarily of common stocks (or securities convertible into common stocks) and bonds of non-U.S. issuers.

While the assets of the Fund can be invested with geographical flexibility, the emphasis will be on securities of companies located in Europe, Canada, Australia, and the Far East, giving due consideration to economic, social, and political developments, currency risks and the liquidity of various national markets.

                                  Percent of
Fund Investments                Fund's Assets*
----------------------------------------------
Foreign securities** common     at least 80%
  stocks, convertible stocks
  and bonds
----------------------------------------------
Futures and options Put and     up to 90%
  call options on foreign
  currencies and forward
  currency contracts
----------------------------------------------
Cash, cash equivalents,         up to 100%
  government securities,
  nonconvertible preferred
  stocks, or straight debt
  securities***
----------------------------------------------

  *  At the time of purchase.
 ** We may invest up to 10% of the Fund's assets in the securities of foreign small capitalization companies. The Fund also may invest in securities of issuers located in emerging markets countries.
*** We may invest up to 100% of the Fund's assets in these instruments in varying proportions, when we think economic, political and market conditions in foreign countries make it too risky to follow our general guidelines.

For additional
information about THE
FUND'S INVESTMENTS see
"Types of Investments."

INTERNATIONAL VALUE FUND
Fact Sheet
--------------------------------------------------------------------------------

The International Value Fund commenced operations on                and has no
investment performance record. However, the International Value Fund's investment objectives, policies and strategies are substantially similar to those employed by the Sub-adviser with respect to certain discretionary investment accounts managed by the Sub-adviser. The chart below shows the historical investment performance (with the adjustments noted below) for a composite of the Sub-adviser's similar accounts which use the same investment strategy that the Sub-adviser will employ on behalf of the Fund ("Sub-adviser Composite"). The Sub-adviser Composite represents the total return, gross of management fees, of all relevant accounts managed on a discretionary basis by the institutional investment management division of the Sub-adviser. The inception dates of the discretionary accounts comprising the Sub-Adviser Composite range from December 31, 1978 to March 31, 1998.

The discretionary accounts in the Sub-adviser Composite are not subject to the investment limitations, diversification requirements and other restrictions imposed on registered mutual funds by the 1940 Act and the Internal Revenue Code. If the accounts included in the Sub-Adviser Composite had been subject to the requirements imposed on registered mutual funds, their performance might have been lower.

Distribution and advisory fees for the International Value Fund are higher than the fees and expenses historically incurred by the accounts comprising the Sub-adviser Composite. Consequently, the performance results for the Sub-adviser Composite would have been adversely affected if the Sub-adviser Composite had the same expenses as the International Value Fund. See "Performance and Yield Information" in the Statement of Additional Information for a description of the manner in which performance has been calculated. THE PERFORMANCE INFORMATION BELOW IS BASED ON A COMPOSITE COMPARABLE TO THE INTERNATIONAL VALUE FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE FUND ITSELF.

                      AVERAGE ANNUAL TOTAL RETURN -- FUND

---------------------------------------------------------
       1 YEAR              5 YEAR            10 YEAR
---------------------------------------------------------
       22.80%              13.72%            10.25%
---------------------------------------------------------

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988

                                    [CHART]

                          PERIOD ENDED MARCH 31, 1998

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
Historical returns reflect investment management fees and other operating expenses, if any.

LARGE CAP VALUE FUND
Fact Sheet

-------------------------------------------------
Investment Goal      TOTAL RETURNS EXCEEDING THE
                     RUSSELL 1000 VALUE INDEX
                     THROUGH INVESTMENTS IN
                     EQUITY SECURITIES
-------------------------------------------------
Investment Category  GROWTH

--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC

INVESTMENT SUB-ADVISER

State Street Bank & Trust Company/
State Street Global Advisors

PORTFOLIO MANAGER

This Fund is managed using a system of multiple portfolio managers. INVESTMENT OBJECTIVE
Seeks to provide total returns that exceed over time the Russell 1000 Value Index (Index) through investment in equity securities.

INVESTMENT RISK

This Fund invests primarily in the stocks of large, well-established companies that generally possess the strength to withstand difficult financial periods. Nevertheless, the value of any stock can rise or fall over short and long periods of time. As described below, in order to avoid unintended exposures to economic factors, including the direction of the economy, interest rates, energy prices and inflation, we maintain the proportion of stocks from different economic sectors in this Fund's portfolio at a level similar to that of the Russell 1000 Value Index. There is no assurance that the Fund will be unaffected by such economic factors.

Because the Fund maintains sector weights at a similar level to that of the Index, your investment may experience similar changes in value and share similar risks such as market risk and risk associated with foreign securities. For more information about market risk and risk associated with foreign securities, see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY

The Fund will invest primarily in equity securities. Equity securities will be selected by the Fund and ranked according to two separate and uncorrelated measures: value and the momentum of Wall Street sentiment. The value measure compares a company's assets, projected earnings growth and cash flow growth with its stock price within the context of its historical valuation. The measure of Wall Street sentiment examines changes in Wall Street analysts' earnings estimates and ranks stocks by the strength and consistency of those changes. These two measures will be combined to create a single composite score of each stock's attractiveness. These scores are used to determine their relative attractiveness. Sector weights are maintained at a similar level to that of the Russell 1000 Value Index to avoid unintended exposure to factors such as the direction of the economy, interest rates, energy prices and inflation.

We follow the guidelines listed below for making the primary investments for the Fund.

                                  Percent of
Fund Investments                Fund's Assets*
----------------------------------------------
Equity securities               at least 65%
----------------------------------------------
Foreign debt securities**       up to 5%
----------------------------------------------
American Depository Receipts    up to 5%
----------------------------------------------
Corporate bonds                 up to 5%
----------------------------------------------
Debentures                      up to 5%
----------------------------------------------
Notes                           up to 5%
----------------------------------------------
Warrants                        up to 5%
----------------------------------------------
Illiquid and restricted         up to 15%
  securities
----------------------------------------------
Securities Lending              up to 33 1/3%
----------------------------------------------
When-issued securities          up to 25%
----------------------------------------------
Put and call options
  Covered put and call options
  on securities
  Put and call options on       up to 25%
  securities indices
----------------------------------------------
Futures and options Initial     up to 5%
  margin deposits on futures
  and premiums for options and
  futures
----------------------------------------------
High quality short-term fixed   up to 100%
  income securities***
----------------------------------------------

  *  At time of purchase.
 ** The Fund may invest up to 5% of its total assets in the obligations of foreign issuers that are denominated in U.S. dollars.
*** For temporary defensive purposes, to invest uncommitted cash balances or to meet shareholder redemptions, we may invest up to 100% of the Fund's assets in high quality short-term fixed income securities such as U.S. Government securities, repurchase agreements collateralized by these obligations, variable amount master demand notes, commercial paper, bank certificates of deposit, bankers' acceptances and time deposits.

Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments."

LARGE CAP VALUE FUND
Fact Sheet
--------------------------------------------------------------------------------

The Large Cap Value Fund commenced operations on               and has no
investment performance record. However, the Large Cap Value Fund will be managed in substantially the same manner and by the same individuals as those employed by the Sub-adviser for Discretionary Accounts (the "Discretionary Accounts") managed by the Sub-adviser with similar investment objectives, policies and strategies. The Discretionary Accounts are not subject to the same investment limitations, diversification and restriction imposed on registered mutual funds by the 1940 Act and the Internal Revenue Code.

The chart below shows the investment performance for the Discretionary Accounts. The inception date for the Discretionary Accounts range from August 1, 1992 through August 1, 1997.
The Discretionary Accounts are not subject to the investment limitations, diversification requirements and the other restrictions imposed on registered mutual funds by the 1940 Act and the Internal Revenue Code. If the Discretionary Accounts had been subject to the requirements imposed on registered mutual funds, their performance might have been lower. Consequently, the performance results for the Discretionary Accounts would have been adversely affected if the Discretionary Accounts had the same expenses as the Large Cap Value Fund. See "Performance and Yield Information" in the Statement of Additional Information for a description of the manner in which performance has been calculated. THE PERFORMANCE INFORMATION BELOW IS BASED ON DISCRETIONARY ACCOUNTS COMPARABLE TO THE LARGE CAP VALUE FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE FUND ITSELF.

                      AVERAGE ANNUAL TOTAL RETURN -- FUND

    --------------------------------------------------
         1 YEAR           5 YEAR      SINCE INCEPTION
    --------------------------------------------------
         58.18%           23.53%           23.43%
    --------------------------------------------------

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE AUGUST 1, 1992

                                    [CHART]

                          PERIOD ENDED MARCH 31, 1998

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
Historical returns reflect investment management fees and other operating expenses, if any.

MID CAP VALUE FUND
Fact Sheet

-------------------------------------------------
Investment Goal      GROWTH THROUGH INVESTMENTS
                     IN MEDIUM- TO LARGE
                     CAPITALIZATION COMPANIES
-------------------------------------------------
Investment Category  GROWTH

--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC
INVESTMENT SUB-ADVISER

Neuberger&Berman Management, Inc.

PORTFOLIO MANAGER
Michael M. Kassen and Robert I. Gendelman serve as co-managers of the Fund. Mr. Kassen and Mr. Gendelman are Vice Presidents of the Sub-adviser and principals of Neuberger& Berman, LLC. Messrs. Kassen and Gendelman have been associated with the Sub-adviser since 1990 and 1994, respectively.

INVESTMENT OBJECTIVE

Seeks capital growth, through investment in common stocks of medium- to large-capitalization established companies using a value-oriented investment approach.

INVESTMENT RISK

As described in the Investment Strategy section below, this Fund invests almost all its assets in stocks of companies that are undervalued in the marketplace. The value of any stock may rise or fall over long or short periods of time. Although these stocks present an opportunity for capital appreciation, they may not be broadly traded and involve market risk and risk associated with foreign securities. For a discussion of these risks, see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY

This Fund invests principally in common stocks of medium- to large-capitalization established companies, using a value-oriented investment approach intended to increase capital with reasonable risk. We choose securities we believe are undervalued based on strong fundamentals, including a low price-to-earnings ratio, consistent cash flow, and the company's track record through all parts of the market cycle. When selecting securities for this Fund, we also consider other factors as including ownership by a company's management of the company's stock and the dominance a company in its particular field.

We follow the guidelines listed below for making the investments for this Fund.

                                  Percent of
Fund Investments                Fund's Assets*
----------------------------------------------
Equity securities               at least 65%
  Common stock, preferred
  stock, convertible
  securities
----------------------------------------------
Covered call options            up to 35%
----------------------------------------------
Foreign currency transactions   up to 5%
----------------------------------------------
Options on foreign currencies   up to 5%
----------------------------------------------
Foreign securities              up to 10%
----------------------------------------------
Illiquid and restricted         up to 15%
  securities**
----------------------------------------------
Corporate debt securities       up to 15%
  rated below investment grade
  comparable unrated
  securities***
----------------------------------------------
Investment grade debt           less than 5%
  securities Corporate bonds
  and debentures, U.S.
  Government securities, money
  market instruments, zero
  coupon securities
----------------------------------------------
Cash and cash equivalents****   up to 100%
----------------------------------------------

   * At time of purchase
  ** We may invest up to 15% of the Funds' assets in illiquid securities. Restricted securities are explained under "Types of Investments."
 *** This Fund may invest up to 15% of its assets in below investment grade debt securities only when we believe that the anticipated return to the Fund warrants exposure to the additional risk involved in these instruments.
**** For temporary defensive reasons, we may invest up to 100% of the Fund's assets in cash and cash equivalents, U.S. Government securities, commercial paper and certain other money market instruments, including repurchase agreements collateralized by the foregoing. We may do this when we think economic and market conditions make it too risky to follow its general investment guidelines.

Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments."

MID CAP VALUE FUND
Fact Sheet
--------------------------------------------------------------------------------

The Mid Cap Value Fund commenced operations on               and has no
investment performance record. However, the Mid Cap Value Fund's investment objectives, policies and strategies are substantially similar to those of the Neuberger & Berman Partners Fund and it is managed in substantially the same manner and by the same individuals as the Neuberger & Berman Partners Fund. The chart below shows the investment performance for the Neuberger & Berman Partners Fund for the period April 1, 1988 through March 31, 1998. The date the Sub-Adviser assumed management of the Neuberger & Berman Partners Fund was January 20, 1975.

Distribution and advisory fees for the Mid Cap Value Fund are higher than the distribution and advisory fees incurred by the Neuberger & Berman Partners Fund. The other fees and expenses incurred by the Mid Cap Value Fund may be higher or lower than the other fees and expenses incurred by the Neuberger & Berman Partners Fund in any given year. See "Performance and Yield Information" in the Statement of Additional Information for a description of the manner in which performance has been calculated. THE PERFORMANCE INFORMATION BELOW IS BASED ON A FUND COMPARABLE TO THE MID CAP VALUE FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE FUND ITSELF.

                      AVERAGE ANNUAL TOTAL RETURN -- FUND

    --------------------------------------------------
         1 YEAR           5 YEAR          10 YEAR
    --------------------------------------------------
         17.95%           21.80%           41.54%
    --------------------------------------------------

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988

                                    [CHART]
                          PERIOD ENDED MARCH 31, 1998

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
Historical returns reflect investment management fees and other operating expenses, if any.

SMALL CAP VALUE FUND
Fact Sheet

-------------------------------------------------
Investment Goal      MAXIMUM LONG-TERM RETURN
                     THROUGH INVESTMENTS IN
                     SECURITIES OF SMALL
                     CAPITALIZATION COMPANIES
-------------------------------------------------
Investment Category  GROWTH

--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC

INVESTMENT SUB-ADVISERS

Fiduciary Management Associates, Inc.
Bankers Trust Company

PORTFOLIO MANAGER

Patricia A. Falkowski, President and Chief Investment Officer of FMA has been Portfolio Manager for the actively-managed portion of the Fund's portfolio since the Fund's inception. Ms. Falkowski has been with FMA since 1991.

Frank Salerno, Managing Director-Chief Investment Officer of Quantitative and Equity Index of Bankers Trust, has been the portfolio manager for the passively-managed portion of this Fund's portfolio since the Fund's inception. Mr. Salerno has been with Bankers Trust since 1981.

INVESTMENT OBJECTIVE

Seeks maximum long-term return, consistent with reasonable risk to principal, by investing primarily in common stocks of smaller companies in terms of revenues and/or market capitalization.

INVESTMENT RISK

As described below, this Fund invests in smaller capitalization companies. Some of these companies do not have the financial strength to do well in difficult times.

A portion of this Fund's portfolio is invested in a statistically-selected sampling of the 2000 stocks in the Russell 2000 Index. This part of the Fund's investment portfolio avoids the risks of individual stock selection and seeks to achieve and exceed the return of the smaller-sized company sector of the market. On the average, that return has been positive, but has been negative at certain times. There is no assurance that a positive return will occur in the future.

Because this Fund invests in smaller capitalization stocks, your investment may exhibit greater market value volatility than investments in common stocks of larger companies. Your investment also will experience similar changes in value and share similar risks as stocks included in the Russell 2000 Index, such as market risk and risk associated with investment in foreign securities. For more information about these risks, see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGIES

This Fund invests primarily in common stocks of small capitalization companies. One portion of the Fund's investment portfolio will be actively managed and the other portion will be passively managed. In analyzing and selecting investments for the actively-managed portion of the Fund's investment portfolio, we look for market themes and changes that signal opportunity. We seek companies with lower price-to-earnings ratios, strong cash flow, good credit lines and clean or improving balance sheets. At any given time, this portion of the Fund's investment portfolio will be invested in a diversified group of small capitalization stocks in several industries. The Fund will invest primarily in U.S. companies with seasoned management or a track record as part of a larger company.

The passively-managed portion of the Fund's investment portfolio is comprised of a sampling of stocks in the Russell 2000 Index that, as a group, should reflect its performance. The stocks of the Russell 2000 Value Index to be included in the Fund will be selected utilizing a statistical sampling technique known as "optimization." This process selects stocks for the Fund so that various industry weightings, market capitalizations and fundamental characteristics (e.g. price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the Russell 2000 Value Index. The stocks held by the Fund are weighted to make the Fund's aggregate investment characteristics similar to those of the Index as a whole. Since it may not be possible for this Fund to buy every stock included on this index or in the same proportions, we rely on the aforementioned statistical technique to figure out, of the stocks tracked by the index, how many and which ones to buy.

Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments."

SMALL CAP VALUE FUND
Fact Sheet
--------------------------------------------------------------------------------

We follow the guidelines listed below for making the primary investments for the Fund.

                                  Percent of
       Fund Investments         Fund's Assets*
----------------------------------------------
Small company stocks**          at least 65%
----------------------------------------------
Short-term investments Foreign  up to 35%
  and domestic money market
  instruments, certificates of
  deposit bankers'
  acceptances, time deposits,
  U.S. Government obligations,
  U.S. Government agency
  securities, short-term
  corporate debt securities,
  commercial paper rated A-1
  or A-2 by S&P or Prime-1 or
  Prime-2 by Moody's or, if
  unrated, of comparable
  quality, repurchase
  agreements
----------------------------------------------
Illiquid securities             up to 15%
----------------------------------------------
Futures and options             up to 20%
----------------------------------------------
Swap agreements                 up to 10%
----------------------------------------------
Warrants***                     up to 5%
----------------------------------------------
Time deposits****               up to 10%
----------------------------------------------
Foreign securities              up to 10%
----------------------------------------------
Investment companies            up to 10%
----------------------------------------------

   * At time of purchase.
  ** This Fund will invest at least 65% of its assets in the stocks of companies whose stock market capitalizations range from $50 million to $1 billion, including stocks in the Russell 2000 Index.
 *** The Fund's investment in warrants will not exceed 2% of its assets with respect to warrants not listed on the New York or American Stock Exchanges.
**** This Fund will invest only in time deposits maturing in two to seven calendar days. The Fund will not purchase time deposits maturing in more than seven days.

SOCIALLY RESPONSIBLE
FUND
Fact Sheet

-------------------------------------------------
Investment Goal      GROWTH THROUGH INVESTMENTS
                     IN STOCKS OF COMPANIES
                     MEETING SOCIAL CRITERIA OF
                     THE FUND
-------------------------------------------------
Investment Category  GROWTH

--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC

PORTFOLIO MANAGER

John W. Mossbarger has been this Fund's portfolio manager and Vice President and Investment Officer of the Series Company since its inception. Since 1992, Mr. Mossbarger has served as Vice President and Investment Officer of American General Series Portfolio Company, a registered, open-end investment company.

INVESTMENT OBJECTIVE

Seeks to obtain growth of capital through investment, primarily in common stocks, in companies which meet the social criteria established for the Fund. The Fund invests only in companies which meet its social criteria. The Fund does not invest in companies that:

  - produce nuclear energy;

  - make military weapons or delivery systems; or

  - engage continuously in practices or produce products that significantly pollute the environment (such products include tobacco products).
INVESTMENT RISK

Most of the companies this Fund invests in are included in the S&P 500 Index. This Fund's degree of market risk is slightly greater than the S&P 500 Index Fund's degree of risk. This is because its investments are more limited by its investment objective. This Fund may also experience market risk, and risks associated with foreign securities. For a discussion of these risks see the S&P 500 Index Fund's Fact Sheet and "A Word About Risk" in this prospectus.
If a company stops meeting the Fund's social criteria after the Fund invested in it, the Fund will sell these investments even if this means the Fund loses money. Also, if the Fund changes its social criteria and the companies the Fund has already invested in no longer qualify, the Fund will sell these investments even if this means the Fund loses money. Social criteria screening will limit the availability of investment opportunities for the Fund more than for funds having no such criteria.

To find out which companies meet the Fund's social criteria, we rely on industry classifications, research services such as the Investor Responsibility Research Center (IRRC), and special magazines and papers that publish this type of information.

Since our definition of social criteria is not "fundamental," the Series Company's Board of Trustees may change it without shareholder approval. When deciding to make changes to the criteria, the Board will consider, among other things, new or revised state laws that govern or affect the investments of public funds. At least once a year, we survey state laws on this issue to look for any new developments. If our survey shows that at least 20 states have adopted laws that restrict public funds from being invested in a clearly definable category of investments, this category is automatically added to our social criteria list.

INVESTMENT STRATEGY

We follow the guidelines listed below for making the primary investments for the Fund.

                                Percent of
     Fund's Investments       Fund's Assets*
--------------------------------------------
Common stocks of companies    at least 80%
  meeting Fund's social
  criteria
--------------------------------------------
Other types of securities of  up to 20%
  companies meeting social
  criteria including
    Foreign securities
    Preferred stock
    Convertible securities
    High quality money
    market securities and
    warrants
--------------------------------------------
Futures and options           up to 33%
--------------------------------------------
Illiquid and restricted       up to 10%
  securities
--------------------------------------------

* At time of purchase.

Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments."

SOCIALLY RESPONSIBLE FUND
Fact Sheet
--------------------------------------------------------------------------------

The Socially Responsible Fund commenced operations              and has no
investment performance record. However, the Socially Responsible Fund's investment objectives, policies and strategies are substantially similar to those of the American General Series Portfolio Company Social Awareness Fund ("AGSPC Social Awareness Fund") and it is managed in substantially the same manner and by the same individuals as AGSPC Social Awareness Fund. The chart below shows the historical investment performance for the AGSPC Social Awareness Fund for the period of October 2, 1989 through March 31, 1998. The inception date for the AGSPC Social Awareness Fund was October 2, 1989.

Distribution and advisory fees for the Socially Responsible Fund are higher than the distribution and advisory fees incurred by the AGSPC Social Awareness Fund. The other fees and expenses incurred by the Socially Responsible Fund may be higher or lower than the other fees and expenses incurred by the AGSPC Social Awareness Fund in any given year. See "Performance and Yield Information" in the Statement of Additional Information for a description of the manner in which performance has been calculated. THE PERFORMANCE INFORMATION BELOW IS BASED ON A FUND COMPARABLE TO THE SOCIALLY RESPONSIBLE FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE FUND ITSELF.
                      AVERAGE ANNUAL TOTAL RETURN -- FUND

    --------------------------------------------------
         1 YEAR           5 YEAR          10 YEAR
    --------------------------------------------------
         47.45%           25.67%           19.02%
    --------------------------------------------------

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE OCTOBER 2, 1989

                                    [CHART]
                          PERIOD ENDED MARCH 31, 1998

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
Historical returns reflect investment management fees and other operating expenses, if any.

BALANCED FUND
Fact Sheet

-------------------------------------------------
Investment Goal      CONSERVATION OF PRINCIPAL
                     AND LONG-TERM GROWTH OF
                     CAPITAL AND INCOME THROUGH
                     INVESTMENTS IN FIXED INCOME
                     AND EQUITY SECURITIES
-------------------------------------------------
Investment Category  BALANCED

--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC
INVESTMENT SUB-ADVISER

Capital Guardian Trust Company

PORTFOLIO MANAGERS

This Fund is managed using a system of multiple portfolio managers. Under this system, the Fund is divided into segments, which are assigned to individual managers.

INVESTMENT OBJECTIVE

Seeks balanced accomplishment of
(i) conservation of principal and (ii) long-term growth of capital and income through investment in fixed income and equity securities.

INVESTMENT RISK

This Fund invests principally in debt securities and stocks. Stock values can rise and fall over long and short periods of time and involve market risks. Like equity securities, debt securities involve certain risks, including interest rate risk, credit risk, market risk and risk associated with foreign securities. This may cause the debt securities that the Fund owns to be worth less than the Fund paid. For a discussion of these risk, see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY

The Fund invests in a combination of debt securities and stock in order to maintain the value of your principal investment and provide you with capital growth and income over the long-term. We select securities for the Fund's portfolio by identifying the stock and debt that represent fundamental values at reasonable prices. We implement this philosophy using a system of portfolio managers, under which a different portfolio manager makes investment decisions for the debt and equity portions of the Fund.

We follow the guidelines listed below for making the primary investments for the Fund.

                             Percent of
    Fund Investments       Fund's Assets*
-------------------------------------------
Fixed income securities   not less than 20%
  Securities rated "A"    not more than 80%
  or
  better by Moody's or
  S&P or of comparable
  investment quality;
  U.S. Government
  securities,
  mortgage-related
  securities of
  governmental issuers,
  GNMA certificates of
  private issuers,
  collateralized
  mortgage obligations,
  mortgage-backed bonds,
  cash or cash
  equivalents, including
  commercial bank
  obligations and
  commercial paper**
-------------------------------------------
Equity securities***      not less than 20%
-------------------------------------------
High yield debt           not more than 20%
  securities
-------------------------------------------

  * At time of purchase.
 ** These investments will constitute at least 75% of the
    fixed-income securities held by the Fund.
*** Equity securities held by the Fund will be listed on national securities exchanges or in the national over-the-counter market (NASDAQ) and may include American Depository Receipts. We may invest up to 10% of the Fund's assets in the securities of U.S. small-capitalization companies.

Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments."

BALANCED FUND
Fact Sheet
--------------------------------------------------------------------------------

The Balanced Fund commenced operations on               and has no investment
performance record. However, the Balanced Fund's investment objectives, policies and strategies will be substantially similar to those employed by the Sub-adviser with respect to certain discretionary investment accounts managed by the Sub-adviser. The chart below shows the historical investment performance (with the adjustments noted below) for a composite of the Sub-adviser's similar accounts which use the same investment strategy that the Sub-adviser will employ on behalf of the Fund ("Sub-adviser Composite"). The Sub-adviser Composite represents the total return, gross of management fees, of all relevant accounts managed on a discretionary basis by the institutional investment management division of the Sub-adviser. The inception dates of the accounts comprising Sub-adviser Composite range from December 31, 1974 to September 30, 1997.

The discretionary accounts in the Sub-adviser Composite are not subject to the investment limitations, diversification requirements and other restrictions imposed on registered mutual funds by the 1940 Act and the Internal Revenue Code. If the accounts included in the Sub-adviser Composite had been subject to the requirements imposed on mutual funds, their performance might have been lower.

Distribution and advisory fees for the Balanced Fund are higher than the fees and expenses historically incurred by the accounts comprising the Sub-adviser Composite. Consequently, the performance results for the Sub-adviser Composite would have been adversely affected if the Sub-adviser Composite had the same expenses as the Balanced Fund. See "Performance and Yield Information" in the Statement of Additional Information for a description of the manner in which performance has been calculated. THE PERFORMANCE INFORMATION BELOW IS BASED ON A COMPOSITE COMPARABLE TO THE BALANCED FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE FUND ITSELF.
                      AVERAGE ANNUAL TOTAL RETURN -- FUND

    --------------------------------------------------
         1 YEAR           5 YEAR          10 YEAR
    --------------------------------------------------
         30.15%           14.93%           13.54%
    --------------------------------------------------

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988

                                    [CHART]

                          PERIOD ENDED MARCH 31, 1998

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
Historical returns reflect investment management fees and other operating expenses, if any.

DOMESTIC BOND FUND
Fact Sheet

-------------------------------------------------
Investment Goal      HIGH TOTAL RETURN CONSISTENT
                     WITH CONSERVATION OF CAPITAL
                     THROUGH INVESTMENTS IN DEBT
                     SECURITIES
-------------------------------------------------
Investment Category  INCOME

--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC

INVESTMENT SUB-ADVISER

Capital Guardian Trust Company

PORTFOLIO MANAGER

James S. Baker and James R. Mulally serve as the Fund's portfolio managers. Mr. Baker, Vice President and fixed-income portfolio manager of an affiliate of the Sub-adviser, has focused on the application of quantitative valuations to investment grade bonds and portfolios for the Sub-adviser since 1987. Mr. Mulally, Senior Vice President, Director and Chairman of the Sub-adviser's Fixed Income Subcommittee, joined the Sub-adviser in 1980.

INVESTMENT OBJECTIVE
Seeks the highest possible total return consistent with conservation of capital through investment in debt instruments and other income producing securities.

INVESTMENT RISK

The securities the Fund invests in involve certain risks, such as interest rate risk, credit risk, market risk and risk associated with foreign securities. This may cause the debt instruments that the Fund owns to be worth less than what the Fund paid. For a discussion of these risks see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY

The Fund invests in high quality bonds to provide you with the highest possible total return from current income and capital gains while preserving your investment. To increase the Fund's earning potential, we may use a small part of the Fund's assets to make some higher risk investments.

We follow the guidelines listed below for making the primary investments for the Fund.

                                  Percent of
       Fund Investments         Fund's Assets*
----------------------------------------------
Investment grade intermediate   at least 75%
  and long-term corporate
  bonds rated at least A by
  Moody's or S&P** or of
  comparable quality,
  Eurodollar fixed income
  securities***, securities
  issued or guaranteed by the
  U.S. Government****, or the
  Canadian Government,
  interest bearing short-term
  investments, such as
  commercial paper, bankers'
  acceptances, bank
  certificates of deposit and
  other cash equivalents and
  cash
----------------------------------------------
Other debt obligations          up to 25%
  corporate bonds rated less
  than A by Moody's or S&P,
  mortgage-related securities,
  high yield bonds
----------------------------------------------
U.S. Government securities****  up to 100%
----------------------------------------------

   * At time of purchase.
  ** For more information concerning ratings see
     "Description of Corporate Bond Ratings" and "Description of Commercial Paper Ratings" in the Statement of Additional Information.
 *** The Fund currently intends to limit these investments
     to no more than 20% of its total assets.
**** U.S. Government securities are securities issued or guaranteed by the U.S. Government which are supported by (i) the full faith and credit of the U.S. Government, (ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the credit of the issuing government agency or (iv) the discretionary authority of the U.S. Government or GNMA to purchase certain obligations of the agency.

Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments."

DOMESTIC BOND FUND
Fact Sheet
--------------------------------------------------------------------------------

The Domestic Bond Fund commenced operations on               and has no
investment performance record. However, the Domestic Bond Fund's investment objectives, policies and strategies will be substantially similar to those employed by the Sub-adviser with respect to certain discretionary investment accounts managed by the Sub-adviser. The chart below shows the historical investment performance (with the adjustments noted below) for a composite of the Sub-adviser's similar accounts which use the same investment strategy that the Sub-adviser will employ on behalf of the Fund ("Sub-adviser Composite"). The Sub-adviser Composite represents the total return, gross of management fees, of all relevant accounts managed on a discretionary basis by the institutional investment management division of the Sub-adviser. The inception dates of the account comprising Sub-adviser Composite range from December 31, 1972 to March 1, 1998.

The discretionary accounts in the Sub-adviser Composite are not subject to the investment limitations, diversification requirements and other restrictions imposed on registered mutual funds by the 1940 Act and the Internal Revenue Code. If the accounts included in the Sub-adviser Composite had been subject to the requirements imposed on mutual funds, their performance might have been lower.

Distribution and advisory fees for the Domestic Bond Fund are higher than the fees and expenses historically incurred by the accounts comprising the Sub-adviser Composite. Consequently, the performance results for the Sub-adviser Composite would have been adversely affected if the Sub-adviser Composite had the same expenses as the Domestic Bond Fund. See "Performance and Yield Information" in the Statement of Additional Information for a description of the manner in which performance has been calculated. THE PERFORMANCE INFORMATION BELOW IS BASED ON A COMPOSITE COMPARABLE TO THE DOMESTIC BOND FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE FUND ITSELF.

                      AVERAGE ANNUAL TOTAL RETURN -- FUND

-------------------------------------------------------------
       1 YEAR                5 YEAR             10 YEAR
-------------------------------------------------------------
       11.12%                5.98%               8.47%
-------------------------------------------------------------

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988

                                    [CHART]

                          PERIOD ENDED MARCH 31, 1998

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
Historical returns reflect investment management fees and other operating expenses, if any.

MONEY MARKET FUND
Fact Sheet

-------------------------------------------------
Investment Goal      INCOME THROUGH INVESTMENT IN
                     SHORT-TERM MONEY MARKET
                     SECURITIES
-------------------------------------------------
Investment Category  STABILITY

--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC

PORTFOLIO MANAGER

Teresa Moro has been this Fund's portfolio manager and Vice President and Investment Officer of the Series Company since its inception. Since 1991, Ms. Moro has served as Vice President and Investment Officer of American General Series Portfolio Company, a registered investment company.

INVESTMENT OBJECTIVE

Seeks liquidity, protection of capital and current income through investments in short-term money market instruments.

INVESTMENT RISK

The short-term money market securities that this Fund invests in are high quality investments, posing low credit and interest rate risk. The current yield of the Fund will generally go up or down with changes in the level of interest rates. The Fund uses the amortized cost method to value its portfolio securities and tries to keep its net asset value at $1.00 per share. There can be no assurance that the net asset value will be $1.00 per share at all times.

Because the risk to the money you invest is low, the potential for profit is also low. The Fund may experience risks including interest rate risk, market risk, credit risk and risk associated with foreign securities. For a discussion of these risks, see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY

The Fund invests in short-term money market securities to provide you with liquidity, protection of your investment and current income. We use 95% of the Fund's assets to buy short-term securities that are rated within the highest rating category for short term debt obligations by at least two nationally recognized rating services or unrated securities of comparable investment quality. These eligible securities must mature in 13 months or less and the Fund must have a dollar-weighted average portfolio maturity of 90 days or less. These practices are designed to minimize any fluctuation in the value of the Fund's portfolio.

The investments this Fund may buy include:

  - Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities

  - Certificates of deposit and other obligations of domestic banks that have total assets in excess of $1 billion

  - Commercial paper sold by corporations and finance companies

  - Corporate debt obligations with remaining maturities of 13 months or less

  - Repurchase agreements

  - Money market instruments of foreign issuers payable in U.S. dollars (limited to no more than 20% of the Fund's net assets)

  - Asset-backed securities

  - Loan participations

  - Adjustable rate securities

  - Illiquid and restricted securities (including Rule 144A Securities)*
---------------

*Limited to 10% of the Fund's net assets.

Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments."

MONEY MARKET FUND

Fact Sheet
--------------------------------------------------------------------------------

                      AVERAGE ANNUAL TOTAL RETURN -- FUND

-----------------------------------------------------------
       1 YEAR               5 YEAR            10 YEAR
-----------------------------------------------------------
        5.24%               4.51%              5.42%
-----------------------------------------------------------

                     VALUE AT MONTHLY INTERVALS OF $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988

                                    [CHART]
                          PERIOD ENDED MARCH 31, 1998

GROWTH LIFESTYLE FUND
Fact Sheet

-------------------------------------------------
Investment Goal      GROWTH THROUGH INVESTMENTS
                     IN SERIES COMPANY FUNDS
-------------------------------------------------
Investment Category  LIFESTYLE

--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC

PORTFOLIO MANAGER

The Fund is managed by a team led by William Trimbur, Jr. Mr. Trimbur has been this Fund's portfolio manager and Vice President and Investment Officer of the Series Company since its inception. Since 1987, Mr. Trimbur has served as Vice President and Investment Officer of American General Series Portfolio Company, a registered investment company.

INVESTMENT OBJECTIVE

Seeks growth through investments in Series Company Funds. This Fund is suitable for investors seeking the potential for capital growth that a fund investing predominately in common stocks may offer.

INVESTMENT RISK

The Fund allocates its assets among nine of the Series Company Funds. The allocation among the different Series Company Funds is designed to achieve the Fund's investment objective and reduce risk.

The Fund's performance is directly related to the performance of the Series Company Funds in which it invests. Changes in the net asset values of the underlying Series Company Funds affect this Fund's net asset value. Also, the Fund's ability to meet its investment objective depends upon the ability of the underlying Series Company Funds to meet their investment objective.

Investment in the Series Company Funds involves manager risk. The securities that Series Company Funds invest in involve market risk, credit risk, interest rate risk and risk associated with foreign investments. For a discussion of these risks, see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY

This Fund is managed so that it can serve as a complete investment program for you or as a core part of your larger portfolio. We intend to allocate the Fund's assets among the Series Company Funds as follows:

American General International         15%
  Value Fund
American General International         15%
  Growth Fund
American General Small Cap             10%
  Value Fund
American General Small Cap             10%
  Growth Fund
American General Mid Cap                8%
  Value Fund
American General Mid Cap                7%
  Growth Fund
American General Large Cap             13%
  Growth Fund
American General Large Cap             12%
  Value Fund
American General Domestic              10%
  Bond Fund

MODERATE GROWTH
LIFESTYLE FUND
Fact Sheet

-------------------------------------------------
Investment Goal      GROWTH AND CURRENT INCOME
                     THROUGH INVESTMENTS IN
                     SERIES COMPANY FUNDS
-------------------------------------------------
Investment Category  LIFESTYLE

--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC

PORTFOLIO MANAGER

The Fund is managed by a team led by William Trimbur, Jr. Mr. Trimbur has been this Fund's portfolio manager and Vice President and Investment Officer of the Series Company since its inception. Since 1987, Mr. Trimbur has served as Vice President and Investment Officer of American General Series Portfolio Company, a registered investment company.

INVESTMENT OBJECTIVE

Seeks growth and current income through investments in Series Company Funds. This Fund is suitable for investors who wish to invest in stocks, but who are not willing to assume the substantial market risks of the Lifestyle Growth Fund.

INVESTMENT RISK

The Fund allocates its assets among nine of the Series Company Funds. The allocation among the different Series Company Funds is designed to achieve the Fund's investment objective and reduce risk.

The Fund's performance is directly related to the performance of the Series Company Funds in which it invests. Changes in the net asset values of the underlying Series Company Funds affect this Fund's net asset value. Also, the Fund's ability to meet its investment objective depends upon the ability of the underlying Series Company Funds to meet their investment objective.

Investment in the Series Company Funds involves manager risk. The securities that Series Company Funds invest in involve market risk, credit risk, interest rate risk and risk associated with foreign investments. For a discussion of these risks, see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY

This Fund is managed so that it can serve as a complete investment program for you or as a core part of your larger portfolio. We intend to allocate the Fund's assets among the Series Company Funds as follows:

American General International          8%
  Value Fund
American General International          7%
  Growth Fund
American General Small Cap              8%
  Value Fund
American General Small Cap              7%
  Growth Fund
American General Mid Cap                8%
  Value Fund
American General Mid Cap                7%
  Growth Fund
American General Large Cap             15%
  Growth Fund
American General Large Cap             15%
  Value Fund
American General Domestic              25%
  Bond Fund

CONSERVATIVE GROWTH
LIFESTYLE FUND
Fact Sheet

-------------------------------------------------
Investment Goal      CURRENT INCOME AND LOW TO
                     MODERATE GROWTH THROUGH
                     INVESTMENTS IN SERIES
                     COMPANY FUNDS
-------------------------------------------------
Investment Category  LIFESTYLE

--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC

PORTFOLIO MANAGER

The Fund is managed by a team led by William Trimbur, Jr. Mr. Trimbur has been this Fund's portfolio manager and Vice President and Investment Officer of the Series Company since its inception. Since 1987, Mr. Trimbur has served as Vice President and Investment Officer of American General Series Portfolio Company, a registered investment company.

INVESTMENT OBJECTIVE

Seeks current income and low to moderate growth of capital through investments in Series Company Funds.

INVESTMENT RISK

The fund allocates its assets among nine of the Series Company Funds. The allocation among the different Series Company Funds is designed to achieve the Fund's investment objective and reduce risk.

The Fund's performance is directly related to the performance of the Series Company Funds in which it invests. Changes in the net asset values of the underlying Series Company Funds affect this Fund's net asset value. Also, the Fund's ability to meet its investment objective depends upon the ability of the underlying objectives.

Investment in the Series Company Funds involves manager risk. The securities that Series Company Funds invest in involve market risk, credit risk, interest rate risk and risk associated with foreign investments. For a discussion of these risks, see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY

This Fund is managed so that it can serve as a complete investment program for you or as a core part of your larger portfolio. The Fund seeks current income and low to moderate growth by investing in the Large Cap Growth Fund, the Mid Cap Growth Fund, the International Value Fund, the Domestic Bond Fund and the Small Cap Growth Fund.

We intend to allocate the Fund's assets among the Series Company Funds as follows:

American General International          5%
  Value Fund
American General International          5%
  Growth Fund
American General Small Cap              5%
  Value Fund
American General Small Cap              5%
  Growth Fund
American General Mid Cap                5%
  Value Fund
American General Mid Cap                5%
  Growth Fund
American General Large Cap             15%
  Growth Fund
American General Large Cap             15%
  Value Fund
American General Domestic              40%
  Bond Fund

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

STOCKS -- also called equity securities

If you own a share of stock, you own a part of the company that issued it. Companies sell stock to get the money they need to grow.

Generally, there are three types of stocks:

Common stock -- Each share of common stock represents a part of the ownership of the company. The holder of common stock participates in the growth of the company through increasing stock price and receipt of dividends. If the company runs into difficulty, the stock price can decline and dividends may not be paid.

Preferred stock -- Each share of preferred stock allows the holder to get a set dividend before the common stock shareholders receive any dividends on their shares.

Convertible preferred stock -- A stock with a set dividend which the holder may exchange for a certain amount of common stock.

All of the Funds except the Lifestyle Funds, the Money Market Fund and the Domestic Bond Fund, may invest in common, preferred, and convertible preferred stock in accordance with their investment strategies.

Stocks are not the only type of equity securities. More information about other types of equity securities in which certain Funds may invest is contained in the Statement of Additional Information.

BONDS -- also called debt securities

Bonds are sold by governments on the local, state, and federal levels, and by companies. There are many different kinds of bonds. For example, each bond issue has specific terms. U.S. Government bonds are guaranteed to pay interest and principal by the federal government. Revenue bonds are usually only paid from the revenue of the issuer. An example of that would be an airport revenue bond. Debentures are a very common type of corporate bond (a bond sold by a company). Payment of interest and return of principal is subject to the company's ability to pay. Convertible bonds are corporate bonds that can be exchanged for stock. The types of bonds that most Funds may invest in include, but are not limited to: U.S. Government bonds and investment grade corporate bonds (the Mid Cap Value Fund, the Balanced Fund and the Domestic Bond Fund may also invest in below investment grade bonds). For a description of investment grade bonds see "A Word about Risk -- Market Risk" in this prospectus.

Investing in a bond is like making a loan for a fixed period of time at a fixed interest rate. During the fixed period, the bond pays interest on a regular basis. At the end of the fixed period, the bond matures and the investor usually gets back the principal amount of the bond. Fixed periods to maturity are categorized as short term (generally less than 12 months), intermediate (one to 10 years), and long term (10 years or more). Commercial paper is a specific type of corporate or short term note. In fact, it's very short term, being paid in less than 270 days. Most commercial paper matures in 50 days or less.

Bonds rated Ba or B by Moody's and S&P (generally known as lower-medium and lower-quality bonds) are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and principal in accordance with the terms of the obligation. While such bonds will likely have some quality and protective characteristics, these are outweighed by uncertainties or risk exposures to adverse conditions. Lower-medium and lower-quality bonds may be more susceptible to real or perceived adverse economic and individual corporate developments than would investment grade bonds.

For example, a projected economic downturn or the possibility of an increase in interest risk bond prices because such an event might lessen the ability of highly leveraged high yield issuers to meet their principal and interest payment obligations, meet projected business goals, or obtain additional financing. In addition, the secondary trading market for lower-medium and lower-quality bonds may be less liquid than the market for investment grade bonds. This potential lack of liquidity may make it more difficult to accurately value certain of these lower-grade portfolio securities.

Asset-Backed Securities

Asset-backed securities are bonds or notes that are normally supported by a specific property. If the issuer fails to pay the interest or return the principal when the bond matures, then the issuer must give the property to the bondholders or noteholders. All of the Funds in this prospectus, except the Lifestyle Funds and the Mid Cap Value Fund, may invest in asset-backed securities. Examples of assets supporting asset-backed securities include credit card receivables, retail installment loans, home equity loans, auto loans, and manufactured housing loans.

ISSUED means the
Company (ISSUER) sold it
originally to the public.

For more information
about BONDS AND RATINGS
OF BONDS, see the
Statement of Additional
Information.

For more information about
ASSET-BACKED SECURITIES
see the Statement of
Additional Information.

--------------------------------------------------------------------------------

Loan Participations

A loan participation is an investment in a loan made to a U.S. company that is secured by the company's assets. The assets must be, at all times, worth enough money to cover the balance due on the loan. Major national and regional banks make loans to companies and then sell the loans to investors. These banks don't guarantee the companies will pay the principal and interest due on the loans.

All the Funds in this prospectus, other than the Lifestyle Funds and the Mid Cap Value Fund, may invest in loan participations.

VARIABLE AMOUNT DEMAND MASTER NOTES

The Large Cap Value Fund, the Mid Cap Value Fund, the Balanced Fund and the Domestic Bond Fund may invest in variable amount demand master notes. Variable amount master demand notes are unsecured obligations that are redeemable upon demand and are typically unrated. These instruments are issued pursuant to written agreements between their issuers and holders. The agreements permit the holders to increase (subject to an agreed maximum) and the holders and issuers to decrease the principal amount of the notes, and specify that the rate of interest payable on the principal fluctuates according to an agreed formula.

STRUCTURED SECURITIES

The value of the principal of and/or interest on such securities is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, result in the loss of a Fund's investment.

The Balanced Fund and the Domestic Bond Fund may invest in structured securities.

REAL ESTATE SECURITIES

All of the Funds in this prospectus, except the Lifestyle Funds and the Domestic Bond Fund, may invest in real estate securities. Real estate securities are securities issued by companies that invest in real estate or interests therein. Certain Funds also may invest in real estate investment trusts ("REITs"). REITs are generally publicly traded on the national stock exchanges and in the over-the-counter market and have varying degrees of liquidity. More information about REITs and real estate securities generally is contained in the Statement of Additional Information.

ILLIQUID AND RESTRICTED SECURITIES

An illiquid security is one that may not be frequently traded. If it must be sold quickly, it may have to be sold at a loss. For example, if a fund owns a stock that is not sold very often and the fund needs to sell this stock quickly, it may have to offer the investment at a low price for someone to buy it.

A restricted security is one that has not been registered with the SEC and therefore can't be sold in the public market. Restricted securities do include securities eligible for resale under Rule 144A of the Securities Act of 1933. Some Rule 144A securities may be liquid as determined by VALIC or a Sub-adviser. For more information about Rule 144A securities see the Statement of Additional Information. These investments can be very risky because the Fund's ability to sell a restricted stock is very limited.

All the Funds, except the Lifestyle Funds, may buy illiquid and restricted securities, but are restricted as to how much money they may invest in them. See "Limitations" below.

DEPOSITORY RECEIPTS

All of the Funds in this prospectus, except the Lifestyle Funds, may invest in ADRs. ADRs are certificates issued by a United States bank or trust company and represent the right to receive securities of a foreign issuer deposited in a domestic bank or foreign branch of a United States bank.

EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. bank. We consider ADRs, EDRs and GDRs to be foreign securities. The International Growth Fund, the Small Cap Growth Fund, the International Value Fund and the Mid Cap Value Fund may invest in EDRs and/or GDRs. The Large Cap Growth Fund may invest in GDRs but may not invest in EDRs.

For more information
about LOAN PARTICIPATIONS
see the Statement
of Additional Information.

For more information
about ILLIQUID AND RESTRICTED
SECURITIES see the
Statement of Additional Information.

For more information
about REAL ESTATE
SECURITIES, see the Statement
of Additional Information.

--------------------------------------------------------------------------------

INVESTMENT FUNDS

Some countries have laws and regulations that currently preclude direct foreign investment in the securities of their companies. However, indirect foreign investment in the securities of companies listed and traded on the stock exchanges in these countries is permitted through investment funds which have been specifically authorized. The International Growth Fund, the Large Cap Growth Fund, the Small Cap Growth Fund, the International Value Fund and the Mid Cap Value Fund may invest in investment funds.

FOREIGN CURRENCY

All of the Funds, except the Lifestyle Funds, the Large Cap Value Fund, the Small Cap Value Fund, the Large Cap Growth Fund, the Mid Cap Growth Fund, the Small Cap Growth Fund, the Balanced Fund, the Domestic Bond Fund and the Money Market Fund, may buy and sell foreign currencies the same way they buy and sell other investments. Funds buy foreign currencies when they believe the value of the currency will increase. If it does increase, they sell the currency for a profit. If it decreases they will experience a loss. Generally, the International Growth Fund and the International Value Fund may also buy and sell foreign currencies to settle transactions for foreign securities bought or sold in the Fund.

The Funds, except the Lifestyle Funds, the Large Cap Value Fund, the Small Cap Value Fund, the Large Cap Growth Fund, the Mid Cap Growth Fund, the Small Cap Growth Fund, the Balanced Fund, the Domestic Bond Fund and the Money Market Fund, may purchase forward foreign currency exchange contracts to protect against a decline in the value of the U.S. dollar, to effect cross-hedges involving two non-U.S. currencies, or for, settlement purposes.

WHEN-ISSUED SECURITIES

When-issued securities are those investments that have been announced by the issuer and will be on the market soon. The Funds negotiate the price with a broker before it goes on the market. If the security ends up selling on the market at a lower price than negotiated, the Funds may have a loss. If it sells at a higher price, the Funds may have a profit.

All of the Funds, other than the Lifestyle Funds, the Small Cap Growth Fund, the Money Market Fund and the Mid Cap Value Fund, may buy when-issued securities in accordance with their investment strategy.

MONEY MARKET SECURITIES

All of the Funds may invest part of their assets in high quality money market securities payable in U.S. dollars. A listing of the types of money market securities in which the Money Market Fund may invest in is in that Fund's Fact Sheet. A money market security is high quality when it is rated in one of the two highest credit categories by Moody's or S&P or another nationally recognized rating service or if unrated, deemed high quality by VALIC or a Sub-adviser.

These high quality money market securities may include:

  - Cash and cash equivalents

  - Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities

  - Certificates of deposit and other obligations of domestic banks having total assets in excess of $1 billion

  - Commercial paper sold by corporations and finance companies

  - Corporate debt obligations with remaining maturities of 13 months or less

  - Repurchase agreements, money market securities of foreign issuers if payable in U.S. dollars, asset-backed securities, loan participations, and adjustable rate securities

INVESTMENT COMPANIES

Certain of the Funds may invest in the securities of other open-end or closed-end investment companies. Under the 1940 Act, a Fund may invest no more than 5% of its total assets in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. A Fund will indirectly bear its proportionate share of any management fees paid by an investment company in which it invests.

The International Growth Fund, the Large Cap Growth Fund, the Large Cap Value Fund, the Mid Cap Value Fund, the Small Cap Growth Fund, and the Small Cap Value Fund each may invest in investment company securities in accordance with its investment objectives.

DERIVATIVES

Unlike stocks and bonds that represent actual ownership of that stock or bond, derivatives are investments which "derive" their value from securities issued by a company, government, or government agency. In certain cases, derivatives may be purchased for non-speculative investment purposes or to protect ("hedge") against a change in the price of the underlying security. There are some investors who take higher risk

For more information on put
and call options AND FINANCIAL
FUTURES CONTRACTS AND OPTIONS, see
the Statement of Additional
Information.

For more information
about WHEN-ISSUED SECURITIES,
see the Statement
of Additional Information.

For more information about
MONEY MARKET SECURITIES OF
FOREIGN ISSUERS the Funds
may purchase, see the
Statement of Additional
Information.

For more information
about FOREIGN CURRENCY
EXCHANGE TRANSACTIONS, see
the Statement of
Additional Information.

--------------------------------------------------------------------------------

("speculate") and buy derivatives to profit from a change in price of the underlying security. We may purchase derivatives to hedge the investment portfolios and to earn additional income in order to help achieve the Funds' objectives. Generally, we do not buy derivatives to speculate.

The Funds, other than the Lifestyle Funds, the Money Market Fund, the Mid Cap Growth Fund and the International Growth Fund may buy and sell derivatives, such as futures and/or options.

Options

An option is the right to buy or sell any type of investment for a preset price over a specific period of time.

Call Option

For example, you can buy an option from Mr. Smith that gives you the right to buy 10 shares of stock X at $25.00 per share anytime between now and six weeks from now. You believe stock X will be selling for more than $25.00 per share between now and then. Mr. Smith believes it won't be. If you exercise this option before it expires, Mr. Smith must sell you 10 shares of stock X at $25.00 per share.

On the other hand, you can sell an option to Mr. Smith that gives him the right to buy 10 shares of stock X at $25.00 per share anytime between now and six weeks from now. You believe stock X will be selling for less than $25.00 per share between now and then. Mr. Smith believes it won't be. If he exercises this option before per share anytime between now and six weeks from now. In this example, you believe stock X will be selling for less than $25.00 per share between now and then. Mr. Smith thinks it will be selling for more.

Put Option

Or, you can buy an option from Mr. Smith that gives you the right to sell him 10 shares of X stock at $25.00 per share anytime between now and six weeks from now. In this example, you believe stock X will be selling for less than $25.00 per share between now and then. Mr. Smith thinks it will be selling for more.

Or, you can sell an option to Mr. Smith that gives him the right to sell to you 10 shares of X stock at $25.00 per share anytime between now and six weeks from now. In this example, he believes stock X will be selling for less than $25.00 per share between now and then.

The Funds use stock and bond futures to invest cash and cash equivalents. When certain levels are reached the Fund will sell the futures and buy stocks or bonds.

All of the Funds except the Lifestyle Funds, the Money Market Fund, Mid Cap Growth Fund and the International Growth Fund may invest in one or more of the following types of futures and options:

  - Write exchange traded covered put and call options on securities and stock indices.

  - Purchase exchange traded put and call options on securities and stock indices.

  - Purchase and sell exchange traded financial futures contracts.

  - Write covered call options and purchase exchange traded put and call options on financial futures contracts.

  - Write covered call options and purchase non-exchange traded call and put options on financial futures contracts.

The International Value Fund, the Large Cap Value Fund and the Small Cap Growth Fund may write and purchase put and call options on securities and stock indices that are not traded on an exchange.

SWAP AGREEMENTS

Swap agreements are contracts between parties in which one party agrees to make payments to the other party based on the change in market value of a specified index or asset. In return, the other party agrees to make payments to the first party based on the return of a different specified index or asset. Additional information about swap agreements is contained in the Statement of Additional Information.

The Small Cap Value Fund and the Small Cap Growth Fund may enter into swap agreements.

WARRANTS AND RIGHTS

Warrants and rights are instruments which entitle the holder to buy underlying equity securities at a specific price for a specific period of time. A warrant tends to be more volatile than its underlying securities and ceases to have value if it is not exercised prior to its expiration date. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying securities.

The International Growth Fund, the Large Cap Value Fund, the Large Cap Growth Fund, the Small Cap Value Fund, the International Value Fund, the Balanced Fund, the Domestic Bond Fund and the Small Cap Growth Fund are authorized to use warrants or rights.

For more information about
SWAP AGREEMENTS, see the
Statement of Additional Information.

--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS

A repurchase agreement requires the seller of the security to buy it back at a set price at a certain time. If a Fund enters into a repurchase agreement, it is really making a short term loan (usually for one day to one week). The Funds may enter into repurchase agreements only with well-established securities dealers or banks that are members of the Federal Reserve System. All the Funds in this prospectus may invest in repurchase agreements.

The risk in a repurchase agreement is the failure of the seller to be able to buy the security back. If the value of the security declines, the Fund may have to sell at a loss.

A repurchase agreement of more than 7 days duration is illiquid. A discussion of repurchase agreements, illiquid securities and Fund limitations is contained in the Statement of Additional Information.

A WORD ABOUT RISK

There are five basic types of investment risk you may be subject to:

  - Market Risk

  - Credit (Financial) Risk

  - Interest Rate Risk

  - Risk Associated with Foreign Securities

  - Manager Risk (Lifestyle Funds only)

Generally stocks are considered to be subject to market risk, while debt securities, such as U.S. government bonds and money market securities are subject to interest rate risk. Other debt securities, such as corporate bonds, involve both interest rate and credit (financial) risk. Lastly, risks associated with foreign securities can involve political, currency and limited information risks. Each of these types of investment risks is discussed below.

Market Risk

Market risk refers to the loss of capital resulting from changes in the prices of investments. For example, market risk occurs when expectations of lower corporate profits in general cause the broad market of stocks to fall in price. When this happens, even though a company is experiencing growth in profits, the price of its stock could fall.

Credit (Financial) Risk

Credit risk refers to the risk that the issuer of a bond may default or be unable to pay interest or principal due on a bond.

To help the Funds' Investment Adviser or Sub-advisers decide which U.S. corporate and foreign bonds to buy, they rely on Moody's and S&P (two nationally recognized bond rating services), and on VALIC's and/or a Sub-adviser's own research. This research lowers the risk of buying a bond of a company that may not pay the interest and principal on the bond.

Certain of the Funds in this prospectus may buy bonds that are rated as investment grade. There are four different levels of investment grade, from AAA to BBB; see Description of Corporate Bond Ratings in the Statement of Additional Information. All bonds with these ratings are considered to have adequate ability to pay interest and principal.

All of the Funds in this prospectus may buy bonds issued by the U.S. Government. The U.S. Government guarantees it will always pay principal and interest.

Interest Rate Risk

Interest rate risk refers to the risk that fluctuations in interest rates may affect the value of interest paying securities in a Fund. If a fund sells a bond before it matures, it may lose money, even if the bond is guaranteed by the U.S. Government. Say, for example, a fund bought an intermediate government bond last year that was paying interest at a fixed rate of 6%. Now, intermediate government bonds are paying interest at a rate of 7%. If the fund wants to sell the bond paying 6%, it will have to sell it at a discount (and realize a loss) to attract buyers because they can buy new bonds paying 7% interest.

Manager Risk

The Lifestyle Funds, which do not hold securities directly, are subject to manager risk, which is the possibility that the portfolio managers of the underlying Funds may fail to execute the underlying Funds' investment strategies effectively. As a result, the Lifestyle Funds may fail to meet their stated objectives.

Risk Associated with Foreign Securities

Certain Funds may, subject to limits stated in the Fund's Fact Sheet, invest in foreign securities including ADRs and securities of companies domiciled in emerging market countries. A foreign security is a security issued by an entity domiciled or incorporated outside of the U.S.

Among the principal risks of owning foreign securities:

Political risk -- the chance of a change in government and the assets of the company being taken away.

Currency risk -- a change in the value of the foreign currency compared to the dollar. If the foreign currency declines in value, your investment valued in U.S. dollars will decline even if the value of the foreign stock or bond is unchanged.

For more information about
REPURCHASE AGREEMENTS, see the
Statement of Additional
Information.

For more information about
FOREIGN SECURITIES AND EMERGING
MARKETS, see the Statement
of Additional Information.

--------------------------------------------------------------------------------

Limited information -- foreign companies generally are not regulated to the degree U.S. companies are and may not report all of the information we are used to getting. To minimize taxes they may not report some income or they may report higher expenses.

INVESTMENT PRACTICES

Limitations

Each Fund has limitations on the percentage of its assets that it may allocate to certain investments.

These limits are determined by the Fund's investment objectives and risk level.

Some Funds are restricted from buying certain types of investments altogether. For example, the Money Market Fund may not invest in futures and options.

Each Fund's limitations are shown in the Investment Strategy section of its Fact Sheet.

Lending Portfolio Securities

Each Fund, except the Lifestyle Funds, may lend its investment securities to broker-dealers and other financial institutions to earn more money for the Fund. Assets are placed in a special account by the borrower to cover the market value of the securities on loan. The assets serving as collateral for the loan are valued daily.

A risk of lending portfolio investments is that there may be a delay in the Fund getting its investments back when a loaned security is sold.

The Funds will only make loans to broker-dealers and other financial institutions approved by its Custodians, as monitored by VALIC and authorized by the Board of Trustees.

For more information about
LENDING PORTFOLIO SECURITIES, see
the Statement of Additional Information.

For more information about
INVESTMENT LIMITATIONS, see the
Statement of Additional
Information.

ABOUT THE SERIES COMPANY
--------------------------------------------------------------------------------

SERIES COMPANY SHARES

The Series Company is an open-end mutual fund and may offer shares of the Funds for sale at any time. However, the Series Company offers Institutional Class I Shares of the Funds only to employee retirement plans offered through the Distributor.

The Series Company was organized on March 16, 1998, under the laws of the state of Delaware as a business trust, and presently is authorized to sell 18 series. Each of these series is authorized to issue an unlimited number of shares of beneficial interest, par value $0.01 per share, divided into class. Each Fund currently offers five classes of shares, designated Class A shares, Class B shares, Class C shares, Institutional Class I shares and Institutional Class II shares. Other classes may be established from time to time in accordance with provisions of the Series Company's Declaration of Trust.

Each class of shares represents an interest in the same assets of a Fund and generally are identical in all respects except that each class bears certain distribution expenses and has exclusive voting rights with respect to its distribution fee, if any. Except as described herein, there are no conversion, preemptive or other subscription rights. In the event of liquidation, each of the shares of a Fund is entitled to its portion of all of the Fund's net assets after all debts and expenses of the Fund have been paid. Since Class B and Class C shares pay higher distribution fees and transfer agent costs, the liquidation proceeds to Class B and Class C shareholders are likely to be lower than to other shareholders.

The Series Company does not contemplate holding regular meetings of shareholders to elect Trustees or otherwise. However, the holders of 10% or more of the outstanding shares may by written request require a meeting to consider the removal of Trustees by a vote of two-thirds of the shares then outstanding cast in person or by proxy at such meeting. The Series Company will assist such holders in communicating with other shareholders of the Series Company to the extent required by the 1940 Act. More detailed information concerning the Series Company is set forth in the Statement of Additional Information.

The Series Company's Declaration of Trust provides that no Trustee, officer or shareholder of the Series Company shall be held to any personal liability, nor shall resort be had to their private property for the satisfaction of any obligation or liability of the Series Company but the assets of the Fund only shall be liable.

PURCHASE AND REDEMPTION OF SHARES

Institutional Class I shares of each Fund are available to you through your employer bought from the Distributor or the Series Company through National Financial Data Services, Inc., the Funds' transfer agent ("Transfer Agent").

As a participant in an employer retirement plan, you do not purchase Institutional Class I shares of the Funds directly. Rather, Institutional Class I shares of a Fund are purchased for you when you elect to allocate your retirement contributions to a Fund that is available as an investment option in your retirement or savings plan. You may be permitted to elect different investment options, alter the amounts contributed to your plan, or change how contributions are allocated among your investment options in accordance with your plan's specific provisions. See your plan administrator or employee benefits office for more details.

As distributor, the Distributor sells Institutional Class I shares of the Funds to employer retirement plans. The Distributor sends orders to buy, sell or transfer shares to the Series Company's transfer agent daily. The Series Company may suspend the sale of any of the Fund's Institutional Class I shares to employer retirement plans.

The price to purchase one share of a Fund is the Fund's net asset value per share (NAV). Shares are sold at the public offering price based on the net asset value next determined after the Transfer Agent receives an order. In most cases, in order to receive that day's public offering price, the Transfer Agent must receive an order, either directly or from the Distributor, before the close of regular trading on the New York Stock Exchange.

The Distributor is a wholly-owned subsidiary of VALIC and acts as distributor of the Funds' shares under an agreement with the Series Company. The Distributor does not charge the Series Company or employer retirement plans for its services. Also, the Distributor is not required to sell a minimum number of shares to employer retirement plans.

For more information on how to participate in the Funds through an employee retirement plan, please refer to your plan materials or contact your employee benefits office.

TRANSFERS AND EXCHANGES

An employer retirement plan may allow you to exchange all or part of your existing plan balance from one investment option to another. Check with your plan administrator for details on the rules governing exchanges in your plan. Certain investment options, particularly company stock or guaranteed investment contracts (GICs), may

VALIC INVESTMENT
SERVICES COMPANY
acts as the
Series Company's
distributor.

--------------------------------------------------------------------------------

be subject to unique restrictions. Exchanges will be accepted by the Series Company only as permitted by your plan. Your plan administrator can explain how frequently exchanges are allowed. The Series Company reserves the right to refuse any exchange purchase request.

NET ASSET VALUE OF THE SERIES COMPANY SHARES

How Net Asset Value is Calculated

Here is how the Series Company calculates the net asset value of each Fund's shares:

Step 1:
     Total value of the Fund's
     assets* (including money           The Fund's
     owed to the fund but not yet       Total Net Asset
     collected)                      =  Value
-    The Fund's liabilities
     (including money owed by the
     Fund but not yet paid)

Step 2:
     The Fund's total net asset
     value (from Step 1)
/    The total number of the
     Fund's shares that are             NET ASSET VALUE
     outstanding.                    =  PER SHARE

---------------

* The Series Company uses the fair market value of Fund's investments to calculate the Fund's total value. However, it uses the amortized cost method to determine the values of all the Money Market Fund's investments and of any other Fund's short-term securities maturing within 60 days. The amortized cost method approximates fair market value.

If a Fund's portfolio includes investments that are not sold often or are not sold on any exchanges, the Series Company's Board of Trustees or its delegate will, in good faith, estimate fair market value of these investments.

When Net Asset Value is Calculated

The Series Company calculates the net asset value of each Fund's shares at approximately 4pm EST each day the New York Stock Exchange is open. (The New York Stock Exchange is open Monday through Friday but is closed on certain federal and other holidays.)

Through the Distributor, an employer plan sends orders to the Series Company to buy, sell, or transfer shares based on requests received from participants.

DIVIDENDS AND CAPITAL GAINS

Dividends from Net Investment Income

Net investment income generally includes stock dividends received and bond interest earned less expenses paid by the Fund. Each Fund pays dividends from net investment income occasionally. Dividends from net investment income are automatically reinvested for you into additional shares of the Fund. The Money Market Fund pays dividends daily, the International Growth Fund, the Large Cap Value Fund and the Small Cap Value Fund pay dividends quarterly and all other Funds pay dividends once a month.

Distributions from Capital Gains

When a Fund sells a security for more than it paid for that security, a capital gain results. Once a year, each Fund pays distributions from capital gains, as long as total capital gains exceed total capital losses. Distributions from capital gains are automatically reinvested for you into additional shares of the Fund.

DIVERSIFICATION

Each Fund's diversification policy limits the amount that the Fund may invest in certain securities. Each Fund's diversification policy is also designed to comply with the diversification requirements of the Internal Revenue Code (the "Code") as well as the 1940 Act.

All of the Funds, except the Lifestyle Funds, may, with respect to 75% of their total assets, invest up to 5% of their total assets in a single issuer. An issuer, or "company" does not include the U.S. Government or agencies of the U.S. Government according to the Code and the 1940 Act. For diversification purposes, repurchase agreements are considered to be issued by the U.S. Government if backed by U.S. Government securities. Also, these Funds may not own more than 10% of the voting securities of a company.

The Lifestyle Funds are "non-diversified" under the 1940 Act. This means that each Fund can invest more of its assets in fewer issuers and for this reason may be riskier than the other Funds. These Funds may invest up to 25% of their total assets in a single issuer as long as those investments representing over 5% of total assets in one issuer do not exceed 50% of total assets of a Fund. The remaining 50% of total assets may not include more than 5% of total assets in one issuer.

Also, the Money Market Fund may not invest more than 5% of its total assets in any company rated as "second tier" by a national rating service (as described in Types of Investments).

TAXES

By paying out all earnings as described in the Dividends and Capital Gains section above and by complying with the diversification requirements under the Code, each Fund expects to qualify as a Registered Investment Company (RIC) under Subchapter M of the Code. By qualifying as a RIC the Fund will not have to pay federal income taxes.

VOTING RIGHTS

One Vote Per Share

Each outstanding share has one vote on all matters that shareholders vote on. As a participant under an employer plan, you vote on these matters indirectly by voting your shares. The way you vote your shares as a participant depends on your employer plan.

See the Statement of Additional
Information and your contract
prospectus for further tax
discussions. You should also
consult your tax advisor before
investing.

--------------------------------------------------------------------------------

When a matter comes up for vote, the employer plan will vote its shares in the same proportion as the share votes it actually receives. If VALIC determines that it may, under the current interpretation of the 1940 Act, vote shares directly instead of voting through its shares, it may decide to vote that way.

Controlling Shareholder

VALIC, as the initial sole shareholder of the Funds as of the commencement date of the Series Company, controls each Fund. VALIC does not anticipate that its initial control of each Fund will adversely effect the rights of future shareholders.

Shareholder Meetings

Delaware law does not require the Series Company to hold regular, annual shareholder meetings. But, the Series Company must hold shareholder meetings on the following matters:

  - to approve certain agreements as required by the 1940 Act;

  - to change fundamental investment objectives in the Diversification section and to change fundamental investment restrictions, above;

  - to fill vacancies on the Series Company's Board of Trustees if the shareholders have elected less than a majority of the Trustees.

Shareholder Communications

The Series Company will assist in shareholder communications.

YEAR 2000 RISKS

Like insurance companies, financial and business organizations around the world, the Series Company Funds could be adversely affected if the computer systems used by the Series Company, other service providers and entities with computer systems that are linked to the Series Company's records do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Issue." The Series Company is taking steps that it believes are reasonably designed to address the Year 2000 Issue with respect to the computer systems that it uses and to obtain satisfactory assurances that comparable steps are being taken by each of the Series Company's major service providers. The Series Company expects to be substantially complete with its computer systems projects to address the Year 2000 Issue by the end of 1998. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Series Company Funds.

REPORTS

The Series Company sends Annual Reports containing audited financial statements, Semi-Annual Reports containing unaudited financial statements, and proxy materials to participants or other investors. Also, the Series Company includes an Annual Report with each Statement of Additional Information it sends out.

If you have any questions about the Annual or Semi-Annual Reports, call or write to the Series Company at the phone number / address found on the cover page of this prospectus.

Please tear off, complete and return the form below to Suite A3-01, Communications Unit, The Variable Annuity Life Insurance Company, 2929 Allen Parkway, Houston, Texas 77019 to order a Statement of Additional Information for the Company. A Statement of Additional Information may also be ordered by calling 1-800-44-VALIC.

 ................................................................................


==========================================================================================================
  Please send me a free copy of the Statement of Additional Information for American General Series
  Portfolio Company 2.
   Name: -------------------------------------------------------------------------------------------------

   Address: ----------------------------------------------------------------------------------------------

   Social Security Number: -------------------------------------------------------------------------------

==========================================================================================================

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

INVESTMENT ADVISER:
The Variable Annuity Life Insurance Company
2929 Allen Parkway
Houston, Texas 77019

INVESTMENT SUB-ADVISERS:
Bankers Trust Company
130 Liberty St.
New York, New York 10006

Capital Guardian Trust Company
333 South Hope Street
Los Angeles, California 90071

Jacobs Asset Management
200 East Broward Boulevard
Suite 1920
Fort Lauderdale, Florida 33301

State Street Global Advisors
2 International Place
Boston, Massachusetts 02110

Goldman Sachs Asset Management
One New York Plaza
New York, New York 10004

Neuberger&Berman Management, Inc.
605 Third Avenue
Second Floor
New York, New York 10158-0180

Brown Capital Management, Inc.
809 Cathedral Street
Baltimore, Maryland 21201
Fiduciary Management Associates, Inc.
55 West Monroe Street
Suite 2550
Chicago, Illinois 60603
J.P. Morgan Investment Management Inc.
522 Fifth Avenue
New York, New York 10036
DISTRIBUTOR:
VALIC Investment Services Company
2929 Allen Parkway
Houston, TX 77019
CUSTODIAN:
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110
INDEPENDENT AUDITORS:
Ernst & Young LLP
1221 McKinney
Houston, Texas 77010
TRANSFER AND SHAREHOLDER SERVICE AGENT:
National Financial Data Services, Inc.
1004 Baltimore
Kansas City, Missouri 64105-1807

                             TRUSTEES AND OFFICERS

       TRUSTEES           OFFICERS
       --------           --------
Thomas L. West, Jr.       Thomas L. West, Jr.      Chairman
Craig R. Rodby            John A. Graf             President
John A. Graf              Craig R. Rodby           Vice Chairman
Norman Hackerman          Michael G. Atnip         Executive Vice President
John William Lancaster    Joe C. Osborne           Executive Vice President
F. Robert Paulson         Norman Jaskol            Vice President and Chief Investment Officer
R. Miller Upton           Teresa S. Moro           Vice President and Investment Officer
Ben H. Love               John W. Mossbarger       Vice President and Investment Officer
                          William Trimbur, Jr.     Vice President and Investment Officer
                          Brent C. Nelson          Vice President
                          Cynthia A. Toles         Vice President and Secretary
                          Nori L. Gabert           Vice President and Assistant Secretary
                          Gregory R. Seward        Treasurer
                          Kathryn A. Pearce        Controller
                          Earl E. Allen, Jr.       Assistant Treasurer


Printed Matter
Printed in U.S.A.                        [--recycled paper  LOGO--]
VA 10856-I VER 7/98

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                  SUBJECT TO COMPLETION
                   PRELIMINARY PROSPECTUS DATED JULY 13, 1998
AMERICAN GENERAL SERIES
PORTFOLIO COMPANY 2
CLASS A SHARES                                                2929 ALLEN PARKWAY

CLASS B SHARES                                              HOUSTON, TEXAS 77019

CLASS C SHARES                                                     July 13, 1998
PROSPECTUS

The American General Series Portfolio Company 2 (the "Series Company") is a mutual fund made up of 18 separate Funds (the "Funds"). Each of the Funds has a different investment objective. Each Fund is explained in more detail on its Fact Sheet contained in this prospectus. Here is a summary of the goals of the 18 Funds:

INDEX EQUITY FUNDS:

      AMERICAN GENERAL S&P 500 INDEX FUND ("S&P 500 INDEX FUND")
      Total return through investments tracking the S&P 500 Index.

      AMERICAN GENERAL MID CAP INDEX FUND ("MID CAP INDEX FUND")
      Growth through investments tracking the S&P Mid Cap Index.

      AMERICAN GENERAL SMALL CAP INDEX FUND ("SMALL CAP INDEX FUND") Total return through investments tracking the Russell 2000 Index.

ACTIVELY MANAGED EQUITY FUNDS:

      AMERICAN GENERAL INTERNATIONAL GROWTH FUND ("INTERNATIONAL GROWTH FUND") Long-term capital appreciation through investments in companies in developed and emerging markets.

      AMERICAN GENERAL LARGE CAP GROWTH FUND ("LARGE CAP GROWTH FUND") Long-term growth through investments in large cap U.S. issuers.

      AMERICAN GENERAL MID CAP GROWTH FUND ("MID CAP GROWTH FUND") Growth through investments in equity securities.

      AMERICAN GENERAL SMALL CAP GROWTH FUND ("SMALL CAP GROWTH FUND") Long-term growth through investments in small company growth stocks.

      AMERICAN GENERAL INTERNATIONAL VALUE FUND ("INTERNATIONAL VALUE FUND") Growth of capital and future income through investments in non-U.S. issuers.

      AMERICAN GENERAL LARGE CAP VALUE FUND ("LARGE CAP VALUE FUND")
      Total returns exceeding the Russell 1000 Value Index through investments in equity securities.

      AMERICAN GENERAL MID CAP VALUE FUND ("MID CAP VALUE FUND")
      Growth through investments in medium- to large-capitalization companies.

      AMERICAN GENERAL SMALL CAP VALUE FUND ("SMALL CAP VALUE FUND") Maximum long-term return through investments in small capitalization companies.

SPECIALTY EQUITY FUND:

      AMERICAN GENERAL SOCIALLY RESPONSIBLE FUND ("SOCIALLY RESPONSIBLE FUND") Growth through investments in stocks of companies meeting social criteria of the Fund.

BALANCED FUND:

      AMERICAN GENERAL BALANCED FUND ("BALANCED FUND")
      Conservation of principal and long-term growth of capital and income through investments in fixed income and equity securities.

INCOME FUND:

      AMERICAN GENERAL DOMESTIC BOND FUND ("DOMESTIC BOND FUND")
      High and total return consistent with conservation of capital through investments in debt securities.

MONEY MARKET FUND:

      AMERICAN GENERAL MONEY MARKET FUND ("MONEY MARKET FUND")
      Income through investments in short-term money market securities.

LIFESTYLE FUNDS:

      AMERICAN GENERAL GROWTH LIFESTYLE FUND ("GROWTH LIFESTYLE FUND") Growth through investments in Series Company Funds.

      AMERICAN GENERAL MODERATE GROWTH LIFESTYLE FUND ("MODERATE GROWTH LIFESTYLE FUND")
      Growth and current income through investments in Series Company Funds.

      AMERICAN GENERAL CONSERVATIVE GROWTH LIFESTYLE FUND ("CONSERVATIVE GROWTH LIFESTYLE FUND")
      Current income and a low to moderate level of growth through investments in Series Company Funds.

--------------------------------------------------------------------------------

SHARES OF THE MONEY MARKET FUND ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE IS NO ASSURANCE THAT THIS FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

The Variable Annuity Life Insurance Company ("VALIC") is the Funds' investment adviser. Class A, Class B and Class C shares of these Funds are available to you through the Fund's distributor, VALIC Investment Services Company (the "Distributor"), an affiliate of VALIC. VALIC is a member of the American General Corporation group of companies.

This Prospectus offers Class A, Class B and Class C shares of the Funds only. The Funds offer other classes of shares that offer different services to investors and incur different expenses, which would affect performance. VALIC has filed a Statement of Additional Information, dated July 13, 1998, with the Securities and Exchange Commission ("SEC"). This Statement contains additional information about these Funds and is part of this prospectus. For a free copy, write to the American General Series Portfolio Company 2 at the address above or call 1-800-44-VALIC. The Statement of Additional Information has been filed with the SEC and is available along with other related materials at the SEC's internal web site (http://www.sec.gov).

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR DEPOSITORY INSTITUTION; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. SHARES OF THE FUNDS INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OR PRINCIPAL.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE FUNDS. ALSO, NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS PASSED ON WHETHER THIS PROSPECTUS IS ADEQUATE OR ACCURATE. IT IS A CRIMINAL OFFENSE TO
STATE OTHERWISE.                                         DO NOT COPY

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN
FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO
THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THE STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE A PROSPECTUS.

                               TABLE OF CONTENTS

                                                PAGE
                                                ----
COVER PAGE
WELCOME.......................................    1

FEE TABLE.....................................    2
     Shareholder Transaction Expenses.........    2
     Annual Fund Operating Expenses...........    2

ABOUT THE FUND'S MANAGEMENT...................    4
     Investment Adviser.......................    4
     Investment Sub-advisers..................    4
     Portfolio Manager........................    6
     How Advisers Are Paid For Their
       Services...............................    6
     The Sub-advisers.........................    7
     About the Board of Trustees..............    8

ABOUT THE FUNDS...............................    9
     Growth, Balanced, Income, Stability and
       Lifestyle Categories...................    9
     About Level of Risk......................    9
     About Portfolio Turnover.................    9
     About Fund Performance...................   10

THE INDEX EQUITY FUNDS........................   11

FUND FACT SHEETS..............................   13
  INDEX EQUITY FUNDS
     S&P 500 Index Fund.......................   14
     Mid Cap Index Fund.......................   16
     Small Cap Index Fund.....................   18
  ACTIVELY MANAGED EQUITY FUNDS
     International Growth Fund................   21
     Large Cap Growth Fund....................   24
     Mid Cap Growth Fund......................   26
     Small Cap Growth Fund....................   28
     International Value Fund.................   30
     Large Cap Value Fund.....................   32
     Mid Cap Value Fund.......................   34
     Small Cap Value Fund.....................   36
  SPECIALTY EQUITY FUND
     Socially Responsible Fund................   38
  BALANCED FUND
     Balanced Fund............................   40
  INCOME FUND
     Domestic Bond Fund.......................   42
  MONEY MARKET FUND
     Money Market Fund........................   44
  LIFESTYLE FUNDS
     Growth Lifestyle Fund....................   46
     Moderate Growth Lifestyle Fund...........   47

                                                PAGE
                                                ----
     Conservative Growth Lifestyle Fund.......   48

TYPES OF INVESTMENTS..........................   49
     Stocks...................................   49
     Bonds....................................   49
          Asset-Backed Securities.............   49
          Loan Participations.................   49
     Variable Amount Demand Master Notes......   50
     Structured Securities....................   50
     Real Estate Securities...................   50
     Illiquid and Restricted Securities.......   50
     Depository Receipts......................   50
     Investment Funds.........................   50
     Foreign Currency.........................   50
     When-Issued Securities...................   51
     Money Market Securities..................   51
     Investment Companies.....................   51
     Derivatives..............................   51
          Options.............................   51
          Call Option.........................   51
          Put Option..........................   52
     Swap Agreements..........................   52
     Warrants and Rights......................   52
     Repurchase Agreements....................   52
     A Word About Risk........................   52
     Investment Practices.....................   53
          Limitations.........................   53
          Lending Portfolio Securities........   54

ABOUT THE SERIES COMPANY......................   55
     Series Company Shares....................   55
     Types of Accounts........................   55
     Sales Arrangements.......................   56
     Purchase and Redemption of Shares........   57
     Distribution and Service Plan............   59
     How to Sell Fund Shares..................   59
     Exchanges of Shares......................   60
     Net Asset Value of the Series
       Company Shares.........................   60
     Dividends and Capital Gains..............   60
     Diversification..........................   61
     Taxes....................................   61
     Voting Rights............................   61
     Year 2000 Risks..........................   61
     Reports..................................   61

                                      (i)

WELCOME
--------------------------------------------------------------------------------

Unless otherwise specified in this prospectus, the words we, our, and VALIC mean The Variable Annuity Life Insurance Company. The words you and your mean the participant.

American General Series Portfolio Company 2 (the "Series Company") was organized as a Delaware business trust on March 16, 1998.

The Series Company is an open-end management investment company and currently consists of 18 different Funds, each of which is described in detail in this prospectus. We serve as each Fund's Investment Adviser and, in this role, report directly to the Series Company's Board of Trustees. As Investment Adviser, we oversee the Funds' day to day operations, supervise the purchase and sale of Fund investments and perform the cash management function. However, we make investment decisions for, and are responsible for the day to day management of, the Socially Responsible Fund, the Money Market Fund and the Lifestyle Funds. For more information, see "About the Funds' Management" in this prospectus.

All inquiries regarding this prospectus should be directed, in writing, to [VALIC Customer Service, A3-01, 2929 Allen Parkway, Houston, Texas 77019, or by calling 1-800-633-8960].

Open-end means shares
of the Funds can be
bought or sold by the
Series Company at any
time. Also, there is no
limit on the number of
investors who may buy
shares.

FEE TABLE
--------------------------------------------------------------------------------

FUND OPERATING EXPENSES ARE BASED ON CURRENT ESTIMATES AND ARE SUBJECT TO MODIFICATION PRIOR TO EFFECTIVENESS.

The following tables illustrate the fees and expenses that investors bear directly or indirectly as shareholders of the Funds. Shareholder transaction expenses are the charges that an investor pays to purchase or redeem shares of a Fund. Annual fund operating expenses are the fees paid out of the assets of a Fund. Each Fund pays a management fee to VALIC and a distribution and/or service fee to the Distributor. The expenses paid by a Fund are factored into the calculation of its share price or dividends and are not charged directly to investors. The expenses reflected in the tables below are based on the Funds' estimated expenses for the first year of operation on an annualized basis.

-------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES                               CLASS A    CLASS B   CLASS C
-------------------------------------------------------------------------------------------
Maximum Sales Load Imposed on Purchases (as a percentage of
  offering price)                                             [TO COME]  None       None
Maximum Sales Load Imposed on Reinvested Dividends            None       None       None
Maximum Deferred Sales Load                                   None       [TO COME]  1.0%
Redemption Fees (as a percentage of amounts redeemed, if
  applicable)                                                 None       None       None
Exchange Fee                                                  [None]     [None]     [None]

--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(as a percentage of net assets)
--------------------------------------------------------------------------------

                                                                                                                      LARGE
                                                                                                                       CAP
                                                                              SMALL CAP            INTERNATIONAL      GROWTH
                           S&P 500 INDEX FUND     MID CAP INDEX FUND         INDEX FUND             GROWTH FUND        FUND
                          ---------------------  ---------------------  ---------------------  ---------------------  ------
Management Fee
12b-1 Fees
 Class A                          0.25%                  0.25%                  0.25%                  0.25%          0.25%
 Class B(1)                       1.00%                  1.00%                  1.00%                  1.00%          1.00%
 Class C(1)                       1.00%                  1.00%                  1.00%                  1.00%          1.00%
Other Expenses
 Class A
 Class B
 Class C
Total Fund Operating
 Expenses:
 Class A
 Class B
 Class C

                                                 SMALL                            LARGE
                                                  CAP                              CAP
                                 MID CAP         GROWTH       INTERNATIONAL       VALUE
                               GROWTH FUND        FUND          VALUE FUND        FUND
                          ---------------------  ------   ----------------------  -----
Management Fee
12b-1 Fees
 Class A                          0.25%          0.25%            0.25%           0.25%
 Class B(1)                       1.00%          1.00%            1.00%           1.00%
 Class C(1)                       1.00%          1.00%            1.00%           1.00%
Other Expenses
 Class A
 Class B
 Class C
Total Fund Operating
 Expenses:
 Class A
 Class B
 Class C

--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(as a percentage of net assets)
--------------------------------------------------------------------------------

                                                                                   SOCIALLY
                                        MID CAP                  SMALL CAP        RESPONSIBLE
                                      VALUE FUND                VALUE FUND           FUND           BALANCED FUND
                              ---------------------------  ---------------------  -----------   ---------------------
Management Fee
12b-1 Fees
 Class A                                 0.25%                     0.25%             0.25%              0.25%
 Class B(1)                              1.00%                     1.00%             1.00%              1.00%
 Class C(1)                              1.00%                     1.00%             1.00%              1.00%
Other Expenses
 Class A
 Class B
 Class C
Total Fund Operating
 Expenses:
 Class A
 Class B
 Class C

                                                                               MODERATE    CONSERVATIVE
                                                          MONEY     GROWTH      GROWTH        GROWTH
                                    DOMESTIC BOND         MARKET   LIFESTYLE   LIFESTYLE    LIFESTYLE
                                         FUND              FUND      FUND        FUND          FUND
                              --------------------------  ------   ---------   ---------   ------------
Management Fee                                                      10.10%       0.10%        0.10%
12b-1 Fees
 Class A                                0.25%             0.25%      0.25%       0.25%        0.25%
 Class B(1)                             1.00%             1.00%      1.00%       1.00%        1.00%
 Class C(1)                             1.00%             1.00%      1.00%       1.00%        1.00%
Other Expenses
 Class A
 Class B
 Class C
Total Fund Operating
 Expenses:
 Class A
 Class B
 Class C

(1) Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted as a fund-level senior by NASD Rules.

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment, assuming (i) an
operating expense ratio of     % for Class A shares,     % for Class B shares
and     % for Class C shares, (ii) each Fund's annual return is 5% and (iii)
redemption at the end of each period:

                                          S&P     MID    SMALL                   LARGE     MID     SMALL                    LARGE
                                          500     CAP     CAP    INTERNATIONAL    CAP      CAP      CAP                      CAP
                                         INDEX   INDEX   INDEX      GROWTH       GROWTH   GROWTH   GROWTH   INTERNATIONAL   VALUE
                                         FUND    FUND    FUND        FUND         FUND     FUND     FUND     VALUE FUND     FUND
                                         -----   -----   -----   -------------   ------   ------   ------   -------------   -----
  Class A shares
    1 Year
    3 Years
  Class B shares
    1 Year
    3 Years
  Class B Shares
    (no redemption)
    1 Year
    3 Years
  Class C shares
    1 Year
    3 Years

                                 MID    SMALL                                                            MODERATE    CONSERVATIVE
                                 CAP     CAP     SOCIALLY                DOMESTIC   MONEY     GROWTH      GROWTH        GROWTH
                                VALUE   VALUE   RESPONSIBLE   BALANCED     BOND     MARKET   LIFESTYLE   LIFESTYLE    LIFESTYLE
                                FUND    FUND       FUND         FUND       FUND      FUND      FUND        FUND          FUND
                                -----   -----   -----------   --------   --------   ------   ---------   ---------   ------------
  Class A shares
    1 Year
    3 Years
  Class B shares
    1 Year
    3 Years
  Class B shares
    (no redemption)
    1 Year
    3 Years
  Class C shares
    1 Year
    3 Years

ABOUT THE FUND'S MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC, a stock life insurance company, has been in the investment advisory business since 1960. VALIC has been the Investment Adviser for the Funds that comprise the Series Company since their inception.

VALIC is a member of the American General Corporation group of companies. Members of the American General Corporation group of companies operate in each of the 50 states and Canada and collectively provide financial services with activities heavily weighted toward insurance.

As Investment Adviser, VALIC oversees the Funds' day to day operations. Also, VALIC supervises the purchase and sale of Fund investments and performs the cash management formation. However, we make investment decisions for, and are directly responsible for the day to day management of, the Socially Responsible Fund the Money Market Fund and the Lifestyle Funds. VALIC serves as Investment Adviser through an Investment Advisory Agreement it enters into with each Fund. After the second year, this agreement will be renewed once each year, by the Series Company Board of Trustees.

One Investment Advisory Agreement dated [               , 1998] covers all 18
Funds.

For more information about the Advisory Agreement, see the "Investment Adviser"
section in the Statement of Additional Information.

INVESTMENT SUB-ADVISERS

For some of the Funds, VALIC works with Investment Sub-advisers, financial service companies that specialize in certain types of investing. However, VALIC still retains ultimate responsibility for managing the Funds. The Sub-adviser's role is to make investment decisions for the Funds according to each Fund's investment objectives and restrictions.

In selecting Sub-advisers, the Trustees carefully evaluated: (i) the nature and quality of the services expected to be rendered to the Fund(s) by the Sub-adviser; (ii) the distinct investment objective and policies of the Fund(s);
(iii) the history, reputation, qualification and background of the Sub-advisers' personnel and its financial condition; (iv) its performance track record; and (v) other factors deemed relevant. The Trustees also reviewed the fees to be paid to each Sub-adviser.

The Sub-advisers are:

BANKERS TRUST COMPANY
("BANKER'S TRUST")

Bankers Trust is the Sub-adviser for the S&P 500 Index Fund, the Mid Cap Index Fund, and the Small Cap Index Fund and is one of two Sub-advisers for the Small Cap Value Fund. Bankers Trust first offered investment management services in 1938 and began managing index funds in 1977. As of March 31, 1998, Bankers Trust managed over $300 billion in assets. Bankers Trust is entirely owned by Bankers Trust New York Corporation, a bank holding company. Bankers Trust is the seventh largest U.S. financial services institution as of December 31, 1997.

BROWN CAPITAL MANAGEMENT, INC. ("BROWN CAPITAL MANAGEMENT")

Brown Capital Management is the Sub-adviser for the Mid Cap Growth Fund. Established as a Maryland corporation in 1983, Brown Capital Management served as investment adviser to approximately $3.3 billion in assets as of December 31, 1997.

CAPITAL GUARDIAN TRUST COMPANY
("CAPITAL GUARDIAN")

Capital Guardian is the Sub-adviser for the International Value Fund, the Balanced Fund and the Domestic Bond Fund. Capital Guardian provides investment management services to a limited number of large institutional clients such as employee benefit funds, foundations and endowment funds. As of December 31, 1997, Capital Guardian had more than $65 billion in assets under management.

FIDUCIARY MANAGEMENT ASSOCIATES, INC. ("FMA")

FMA is one of two Sub-advisers for the Small Cap Value Fund. FMA is a wholly-owned subsidiary of United Asset Management Corporation, and provides investment management services to corporations, foundations, endowments, pension and profit-sharing plans, trusts, estates and other institutions as well as individuals. As of December 31, 1997, FMA had over $1.6 billion in assets under management.

VALIC'S ADDRESS is 2929 Allen
Parkway, Houston, Texas 77019.

BANKERS TRUST'S PRINCIPAL OFFICES
are located at 130 Liberty Street,
New York, New York 10006.

BROWN CAPITAL MANAGEMENT'S
PRINCIPAL OFFICES are located at
809 Cathedral Street, Baltimore,
Maryland 21201.

CAPITAL GUARDIAN'S PRINCIPAL
OFFICES are located at 333 South
Hope Street, Los Angeles,
California 90071.

FMA'S PRINCIPAL OFFICES are located
at 55 West Monroe Street,
Suite #2550, Chicago,
Illinois 60603.

--------------------------------------------------------------------------------

GOLDMAN SACHS ASSET MANAGEMENT ("GSAM")

GSAM is the Sub-adviser for the Large Cap Growth Fund. GSAM is a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"). GSAM provides a wide range of fully discretionary investment advisory services quantitatively driven and actively managed to U.S. and international equity portfolios, U.S. and global fixed income portfolios, commodity and currency products and money market accounts. As of December 31, 1997, GSAM and its affiliates served as investment adviser or distributor for assets exceeding $135.3 billion.

J.P. MORGAN INVESTMENT MANAGEMENT INC. ("JP MORGAN")

JP Morgan is the Sub-adviser for the Small Cap Growth Fund. Known for its commitment to proprietary research and its disciplined investment strategies, JP Morgan provides asset management services to corporations, financial institutions, governments and individuals. As of December 31, 1997, JP Morgan and its affiliates employed over 300 analysts and portfolio managers around the world and had more than $255 billion in assets under management.

JACOBS ASSET MANAGEMENT

Jacobs Asset Management is the Sub-adviser for the International Growth Fund. Jacobs Asset Management is a Delaware limited partnership. United Asset Management Corporation is a limited partner of, and owns a controlling interest in, Jacobs Asset Management. Jacobs Asset Management provides investment management and advisory services to corporations, unions, pensions and profit-sharing plans, trusts and estates and other institutions and investors. As of December 31, 1997, Jacobs Asset Management had more than $280 million in assets under management.

NEUBERGER & BERMAN MANAGEMENT, INC. ("N&B MANAGEMENT")

N&B Management is the Sub-adviser for the Mid Cap Value Fund. N&B Management and its predecessor firms have specialized in the management of no-load mutual funds since 1950. The mutual funds managed by N&B Management and its affiliates had aggregate net assets of approximately $20.7 billion as of December 31, 1997.

STATE STREET BANK & TRUST COMPANY ("STATE STREET BANK")/STATE STREET GLOBAL ADVISORS ("STATE STREET GLOBAL ADVISORS")

State Street Global Advisors is the Sub-adviser for the Large Cap Value Fund. State Street Global Advisors is an operating division of State Street Bank, a wholly-owned subsidiary of State Street Corporation, which had more than $390 billion under management as of December 31, 1997.

GSAM'S PRINCIPAL OFFICES are
located at One New York Plaza,
New York, New York 10004.

JP MORGAN'S PRINCIPAL OFFICES are
located at 522 Fifth Avenue,
New York, NY 10036.

JACOBS ASSET MANAGEMENT'S
PRINCIPAL OFFICES are located at
200 East Broward
Boulevard, Suite 1920,
Fort. Lauderdale, Florida 33301.

N&B MANAGEMENT'S PRINCIPAL
OFFICES are located 605 Third
Avenue, Second Floor, New York,
New York 10158-0180.

STATE STREET GLOBAL ADVISOR'S
PRINCIPAL OFFICES are located at
2 International Place, Boston,
Massachusetts 02110.

--------------------------------------------------------------------------------

These financial service companies act as Investment Sub-advisers through an agreement each entered into with VALIC. For more information on these agreements and on these Sub-advisers, see the "Investment Sub-Advisers" section in the Statement of Additional Information.

PORTFOLIO MANAGER

A manager is a person or team of persons VALIC or one of its Sub-advisers, has assigned to be primarily responsible for the day to day management of a Fund's investments. A Fund's investments are called its portfolio.

HOW ADVISERS ARE PAID FOR
THEIR SERVICES

VALIC

Each Fund pays VALIC a fee based on its average daily net asset value. A Fund's net asset value is the total value of the Fund's assets minus any money it owes for operating expenses, such as the fee paid to its Custodian to safeguard the Fund's investments.

Here is a list of the percentages each Fund pays VALIC.

S&P 500 Index Fund                0.27% on the first $500 million
                                  0.26% on assets over $500 million
Mid Cap Index Fund                0.28% on the first $500 million
                                  0.27% on assets over $500 million
Small Cap Index Fund              0.28% on the first $500 million
                                  0.27% on assets over $500 million
International Growth Fund         0.90% on the first $100 million
                                  0.80% on assets over $100 million
Large Cap Growth Fund             0.55%
Mid Cap Growth Fund               0.65% on the first $25 million
                                  0.55% on the next $25 million
                                  0.45% on assets over $50 million
Small Cap Growth Fund             0.85%
International Value Fund          1.00% on the first $25 million
                                  0.85% on the next $25 million
                                  0.675% on the next $200 million
                                  0.625% on assets over $250 million

Large Cap Value Fund     0.50%
Mid Cap Value Fund       0.75% on the first $100 million
                         0.725% on the next $150 million
                         0.70% on the next $250 million
                         0.675% on the next $250 million
                         0.65% on the assets over $750 million
Small Cap Value Fund     0.75% on the first $50 million
                         0.65% on the assets over $50 million
Socially Responsible
 Fund                    0.25%
Balanced Fund            0.80% on the first $25 million
                         0.65% on the next $25 million
                         0.45% on assets over $50 million
Domestic Bond Fund       0.60% on the first $50 million
                         0.45% on the next $50 million
                         0.43% on the next $200 million
                         0.40% on the assets over $300 million
Money Market Fund        0.25%
Conservative Growth      0.10%
 Lifestyle Fund
Moderate Growth          0.10%
 Lifestyle Fund
Growth Lifestyle Fund    0.10%

The Investment Advisory Agreement we entered into with each Fund does not limit how much the Funds pay in monthly expenses each year.

As shareholders of other Series Company Funds, the Lifestyle Funds incur their proportionate share of the underlying Series Company Funds' fees and expenses, including the fees paid to VALIC.

From time to time VALIC, the Sub-adviser and/or the Distributor may voluntarily undertake to reduce the Fund's expenses by reducing the fees payable to them to the extent of, or bearing expenses in excess of, such limitations as they may establish.

--------------------------------------------------------------------------------

THE SUB-ADVISERS

The Funds do not pay the Sub-advisers directly. According to the agreements VALIC pays them a fee based on the Fund's average monthly net market value. We and the Sub-advisers may agree to change the amount of money we pay them. Any such change increasing the charge paid by the Fund to VALIC would have to be approved by the Series Company Board of Trustees and the shareholders of the Fund.

The Series Company was issued an exemptive order by the Securities and Exchange
Commission (the "SEC") on            , 1998 for an exemption (the "Exemption")
from certain provisions of the Investment Company Act of 1940 ("1940 Act") which would otherwise require VALIC to obtain formal shareholder approval prior to engaging and entering into sub-advisory agreements with Sub-advisers. The relief is based on the conditions set forth in the Exemption that, among other things:
(1) VALIC will select, monitor, evaluate and allocate assets to the Sub-advisers and oversee Sub-advisers compliance with the relevant Fund's investment objective, policies and restrictions; (2) before a Fund may rely on the Exemption, the Exemption must be approved by the shareholders of the Funds operating under the Exemption; (3) the Series Company will provide to shareholders certain information about a new Sub-adviser; (4) the Series Company will disclose in this Prospectus the existence, substance and effect of the Exemption; and (5) the Trustees, including a majority of the "independent" Trustees, must approve each sub-advisory agreement in the manner required under the 1940 Act. Any changes to the Investment Advisory Agreement between the Series Company and VALIC would still require shareholder approval. As required by the Exemption, the shareholders of each Fund determined, at a shareholders'
meeting held on            , 1998, to permit the Series Company to terminate,
replace or add Sub-advisers and to enter into sub-advisory agreements with Sub-advisers upon approval of the Board of Trustees but without formal shareholder approval.

Under the Investment Sub-Advisory Agreement we have with Bankers Trust, we pay Bankers Trust monthly fees based on the average daily net asset values of the portion of the Small Cap Value Fund portfolio it manages at an annual rate of 0.03% and the S&P 500 Index Fund at an annual rate of 0.02% of the first $2 billion and 0.01% on assets over $2 billion. We pay Bankers Trust monthly fees based on the average daily net asset values of the Mid Cap Index Fund at an annual rate of 0.03% of the first $300 million and 0.02% on assets over $300 million and the Small Cap Index Fund at an annual rate of 0.03% of the first $150 million and 0.02% on assets over $150 million.

Under the Investment Sub-Advisory Agreement we have with Brown Capital Management, we pay Brown Capital Management a monthly fee based on the average daily net asset values of the Mid Cap Growth Fund at the annual rate of 0.40% of the first $25 million, 0.30% of the next $25 million and 0.20% on assets over $50 million.

Under the Investment Sub-Advisory Agreement we have with Capital Guardian, we pay Capital Guardian a quarterly fee based on the average daily net asset values of the International Value Fund at an annual rate of 0.75% of the first $25 million, 0.60% of the next $25 million, 0.425% of the next $200 million and 0.375% on assets over $250 million and the Domestic Bond Fund at an annual rate of 0.35% of the first $50 million, 0.20% on the next $50 million, 0.18% on the next $200 million and 0.15% of assets over $300 million. We pay Capital Guardian monthly fees based on the average daily net asset values of the Balanced Fund at an annual rate of 0.55% of the first $25 million, 0.40% of the next $25 million and 0.20% on assets over $50 million. Capital Guardian aggregates fees with respect to the International Value Fund, the Domestic Bond Fund and the Balanced Fund and applies a 5% discount to all fees if total fees are between $1.25 million and $4 million, a 7.5% discount to all fees if total fees are between $4 million and $8 million, a 10% discount to all fees if total fees are between $8 million and $12 million, and a 12.5% discount to all fees if total fees exceed $12 million.

Under the Investment Sub-Advisory Agreement we have with FMA, we pay FMA a monthly fee based on the average daily net asset values of the portion of the Small Cap Value Fund portfolio it manages at the annual rate of 0.50% of the first $50 million and 0.40% on assets over $50 million.

Under the Investment Sub-Advisory Agreement we have with GSAM, we pay GSAM a monthly fee based on the average daily net asset values of the Large Cap Growth Fund at the annual rate of 0.30%.

Under the Investment Sub-Advisory Agreement we have with JP Morgan, we pay JP Morgan a monthly fee based on the average daily net asset values of the Small Cap Growth Fund at the annual rate of 0.60%.

Under the Investment Sub-Advisory Agreement we have with Jacobs Asset Management, we pay Jacobs Asset Management a monthly fee based on the average daily net asset values of the International Growth Fund at an annual rate of 0.65% of the first $100 million and 0.55% on assets over $100 million.

For more information on WHAT THE
SUB-ADVISERS ARE PAID, see the
"Investment Sub-Advisers"
section in the Statement of
Additional Information.

--------------------------------------------------------------------------------

Under the Investment Sub-Advisory Agreement we have with N&B Management, we pay N&B Management a monthly fee based on the average daily net asset values of the Mid Cap Value Fund at the annual rate of 0.50% of the first $100 million, 0.475% of the next $150 million, 0.45% of the next $250 million, 0.425% of the next $250 million and 0.40% on assets over $750 million.

Under the Investment Sub-Advisory Agreement we have with State Street Global Advisors, we pay State Street Global Advisors a monthly fee based on the average daily net asset values of the Large Cap Value Fund at the annual rate of 0.25% but no less than $50,000 per year.

According to the agreements we have with the Sub-advisers, we will receive investment advice for each sub-advised Fund. Under these agreements we give the Sub-advisers the authority to buy and sell securities for these Funds. We retain the responsibility for the overall management of these Funds. The Sub-advisers may buy and sell securities for each Fund with broker-dealers and other financial intermediaries that they select.

The Sub-advisers may place orders to buy and sell securities of these Funds with a broker-dealer affiliated with the Sub-adviser as allowed by law. This could include any affiliated futures commission merchants.

The 1940 Act permits Sub-advisers under certain conditions to place an order to buy or sell securities with an affiliated broker. One of these conditions is that the commission received by the affiliated broker can not be greater than the usual and customary brokers commission if the sale was completed on a securities exchange. The Series Company has adopted procedures, as required by the 1940 Act, which provide that any commissions received by a Sub-adviser's affiliated broker are reasonable and fair if compared to the commission received by other brokers for the same type of securities transaction.

The Securities Exchange Act of 1934 prohibits members of national securities exchanges from effecting exchange transactions for accounts that they or their affiliates manage, except as allowed under rules adopted by the SEC. The Series Company and the Sub-advisers have entered into a written contract, as required by the 1940 Act, to allow the Sub-adviser's affiliate to effect these type of transactions for commissions. The 1940 Act generally prohibits a Sub-adviser or a Sub-adviser's affiliate, acting as principal, from engaging in securities transactions with a Fund, without an exemptive order from the SEC.

We and the Sub-advisers may enter into simultaneous purchase and sale transactions for the Funds or affiliates of the Funds.

ABOUT THE BOARD OF TRUSTEES
The Series Company Board of Trustees currently consists of twelve members: nine are independent Trustees and three are VALIC employees.

The Board of Trustees may change each Fund's investment objective, investment policies and non-fundamental investment restrictions without shareholder approval. The Board may not change any fundamental restrictions placed on the types of investments each Fund may buy. The fundamental restrictions appear in the Statement of Additional Information. Changes to these restrictions may be made with shareholder approval only.

ABOUT THE FUNDS
--------------------------------------------------------------------------------

GROWTH, BALANCED, INCOME, STABILITY AND LIFESTYLE CATEGORIES

The Funds offered in this prospectus fall into five general investment categories: growth, balanced, income, stability and lifestyle.

GROWTH CATEGORY

The goal of a Fund in the growth category is to increase the value of your investment over the long term by investing mostly in stocks. Stocks are a type of investment that can increase in value over a period of years. Companies sell stock to get the money they need to grow. These companies often keep some of their profits to reinvest in their business. As they grow, the value of their stock may increase. This is how the value of your investment may increase.

Series Company Growth Category includes:

  S&P 500 Index Fund
  Mid Cap Index Fund
  Small Cap Index Fund
  International Growth Fund
  Large Cap Growth Fund
  Mid Cap Growth Fund
  Small Cap Growth Fund
  International Value Fund
  Large Cap Value Fund
  Mid Cap Value Fund
  Small Cap Value Fund
  Socially Responsible Fund

BALANCED CATEGORY

The goal of a Fund in the balanced category is to increase the value of your investment over the long term and to provide income. Funds in the balanced category seek to conserve the value of your initial investment and promote long-term growth and income by investing in stocks and income producing securities.

Series Balanced Category includes:

  Balanced Fund

INCOME CATEGORY

Unlike Funds in the growth category, where the objective is to make the Fund's investments increase in value, Funds in the income category try to keep the value of their investments from falling, while providing an increase in the value of your investment through the income earned on the Fund's investments. To meet this objective, Funds in the income category buy investments that are expected to pay interest to the Fund on a regular basis.

Series Company Income Category includes:

  Domestic Bond Fund

STABILITY CATEGORY

Funds in the stability category provide liquidity, protection of capital and current income through investments in high quality securities.

Series Company Stability Category includes:

  Money Market Fund

LIFESTYLE CATEGORY

A Fund in the lifestyle category may invest in up to twelve Series Company Funds. A Lifestyle Fund does not invest directly in portfolio securities but, rather, invests in a combination of Series Funds in order to meet its investment objective. In this manner, the Lifestyle Funds offer you the opportunity to diversify your investment portfolio by investing in one Fund, rather than in a variety of Series Company Funds.

Series Company Lifestyle Category includes:

  Growth Lifestyle Fund
  Moderate Growth Lifestyle Fund
  Conservative Growth Lifestyle Fund

ABOUT LEVEL OF RISK

The risks involved in each Fund are described in each Fund's Fact Sheet. These risks may include market risk, credit risk, interest rate risk and risk associated with foreign securities. These risks are described in the "Types of Investments" section in this prospectus. The money you invest in the Series Company is not insured. And, we can't guarantee that any of the Funds will meet their investment objectives. There's a chance you may lose money and end up with less than you invested.

ABOUT PORTFOLIO TURNOVER

Portfolio turnover occurs when a Fund sells its investments and buys new ones. In some Funds, high portfolio turnover occurs when these Funds sell and buy investments as part of their investment strategy. In other Funds, like the Index Funds discussed below, portfolio turnover is lower because the make up of the index stays fairly constant.

High portfolio turnover may cause a fund's expenses to increase. For example, a fund may have to pay brokerage fees and other related expenses.

--------------------------------------------------------------------------------

The anticipated portfolio turnover rates for each of the Funds except the Money Market Fund are as follows:

                                ANTICIPATED
                                 PORTFOLIO
        NAME OF FUND           TURNOVER RATE
        ------------           -------------
S&P 500 Index Fund                  3-5%
Mid Cap Index Fund                10-15%
Small Cap Index Fund              40-50%
International Growth Fund            50%
Large Cap Growth Fund             50-75%
Mid Cap Growth Fund               30-60%
Small Cap Growth Fund               100%
International Value Fund            150%
Large Cap Value Fund                100%
Mid Cap Value Fund                  100%
Small Cap Value Fund                100%
Socially Responsible Fund           120%
Balanced Fund                       150%
Domestic Bond Fund                  150%
Growth Lifestyle Fund             10-20%
Moderate Growth Lifestyle
  Fund                            10-20%
Conservative Growth Lifestyle     10-20%
  Fund

A portfolio turnover rate over 100% a year is higher than the rates of many other mutual fund companies. A high rate increases a Fund's transaction costs and expenses.

ABOUT FUND PERFORMANCE

From time to time the Series Company may advertise Fund performance information such as Fund average total return and index total return. Information as to how this Fund performance information is calculated appears in the Statement of Additional Information.

THE INDEX EQUITY FUNDS
--------------------------------------------------------------------------------

Three of the 18 Funds in the Series Company are Index Equity Funds investing mostly in stocks. Their investment strategy is to track the performance of a specific index. This strategy is followed whether markets go up or down. As part of this investment strategy, each Fund may also invest in futures contracts and options. Because these Funds do not have a defensive investment strategy, when the market goes down, you will bear the risk of such market decline.

Index Funds perform best over the long term. This means you should plan to keep your money in an Index Fund for a period of years.

WHAT IS AN INDEX?

An index reflects the average performance of a particular class of securities. Examples of indexes include large company stocks (S&P 500 Index), mid-size company stocks (S&P Mid Cap 400 Index), the bond market, or stocks of companies in specific industries. Indexes are not managed funds, and cannot be bought. Investment advisers compare the results of the funds they manage to indexes that are close to the investment style of the fund. Information about the Series Company's use of Standard & Poor's Indexes is in the Statement of Additional Information.

WHICH INDEXES DO THESE FUNDS TRY TO TRACK?

While there are more than a hundred different indexes, the Index Funds in this prospectus try to track three very prominent stock indexes:

THE S&P 500 INDEX FUND TRACKS THE STANDARD & POOR'S 500 STOCK INDEX(R)*

The Standard & Poor's 500 Stock Index(R) (S&P 500) tracks the common stock performance of large U.S. manufacturing, utilities, transportation, and financial companies as well as companies in other industries. These companies are usually listed on the New York Stock Exchange. It also tracks performance of common stocks sold by foreign and smaller U.S. companies in similar industries. The smaller U.S. companies are usually listed on the American Stock Exchange. In total, this index tracks 500 common stocks.

An index may periodically change some of the stocks it tracks. And, different indexes sometimes track some of the same stocks. For example, as of May 31, 1998, this Index was tracking 18 of the same stocks tracked by the Russell 2000 Index.

THE MID CAP INDEX FUND TRACKS THE STANDARD & POOR'S MID CAP 400(R) INDEX*

The Standard & Poor's Mid Cap 400(R) Index (S&P Mid Cap 400) tracks the common stock performance of 400 medium capitalized U.S. and foreign manufacturing, utilities, transportation, and financial companies as well as companies in other industries. The average market capitalization of the S&P Mid Cap 400 Index was $3.4 billion as of December 31, 1997.

Standard & Poor's created this Index in 1991 to give investors an idea of how the stocks of medium capitalized companies generally perform.

Standard & Poor's may periodically change some of the stocks in the index. And, different indexes sometimes include some of the same stocks. For example, as of May 31, 1998, this Index was tracking 130 of the same stocks tracked by the Russell 2000 Index. This Index does not track the same stocks as the S&P 500 Index.

THE SMALL CAP INDEX FUND TRACKS
THE RUSSELL 2000(R) INDEX**

The Russell 2000 Index is provided by The Frank Russell Company. This Index tracks the common stock performance of 2,000 small capitalized U.S. companies in various industries. Small capitalized means these companies have a market value below $1 billion.

The Frank Russell Company created this Index in 1979 to give investors an idea of how the stocks of small capitalized companies generally perform. The average market capitalization of the Russell 2000 Index is $820 million as of December 31, 1997.

The stocks tracked by this Index are updated annually because many small capitalized companies eventually become medium capitalized companies and some fail.

---------------

 * "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "S&P Mid Cap 400(R)" are trademarks of Standard & Poor's ("S&P"). Neither the Mid Cap Index Fund nor the Stock Index Fund is sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investment in these Funds.

** The Russell 2000(R) Index is a trademark/service mark of the Frank Russell
   Trust Company. The Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed the Fund or any associated literature or publications and makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

INDEX FUNDS have out-performed
most actively managed mutual
funds over consecutive ten year
periods. However, because they
are managed to track an index
they will rise and fall with the
market.

--------------------------------------------------------------------------------

HOW CLOSELY CAN INDEX FUNDS TRACK THE PERFORMANCE OF THEIR INDEX?

The factors that cause a Fund to perform differently from the Index it tries to track are called tracking differences. There is no assurance that an Index Fund can track its index.

The coefficient of correlation (r) is an index number which shows how closely two variables are related. If r = 0 there is no tendency for one variable to change with the other. A value of +1 means that one variable will vary exactly with the other. Index funds try to keep their coefficient of correlation as close to 1 as possible. As a practical matter, any coefficient above 0.95, when measured against the comparison index, shows good tracking.

The index may remove one stock and substitute another requiring the sub-adviser of the Fund to do the same. When a stock is sold and the new stock purchased, the Fund incurs transaction costs. The index incurs no transaction costs. Therefore, the portfolio manager cannot match exactly the performance of an index.

Also, it may not be possible for a Fund to buy every stock in its index or in the same proportions. Fund portfolio managers may rely on a statistical selection technique to figure out, of the stocks tracked by their index, how many and which ones to buy. Stocks are bought and sold when they are added to or dropped from the Index. This keeps brokerage fees and other transaction costs low. For more information, see the "Investment Strategy" sections on each Fund's Fact Sheet.

HOW TO READ A FUND FACT SHEET
--------------------------------------------------------------------------------

FUND HIGHLIGHTS

Gives you a quick recap of each Fund.

FUND NAME

INVESTMENT ADVISER; INVESTMENT SUB-ADVISER

They make the investment decisions for the Fund. See "About the Fund's Management" for more information.

PORTFOLIO MANAGER

Some Funds have a specific person or persons assigned as the portfolio manager. This person is described here. The portfolio manager's role is explained in "About the Fund's Management."

INVESTMENT OBJECTIVE

This is the goal of the Fund, which is set by the Series Company Board of Trustees.

INVESTMENT RISK

Shows some of the investment risks of the Fund.

INVESTMENT STRATEGY

This section explains how the Investment Advisers go about meeting the Fund's Investment Objective.

FUND INVESTMENTS

Shows the types of investments the Fund makes.

PERFORMANCE INFORMATION

This shows the average annual total return for a mutual fund, a managed account or a composite of mutual funds and/or managed accounts, managed in substantially the same manner and by the same individuals as those employed by VALIC or a Sub-adviser to manage a Fund, for the time period indicated. Information about how the mutual fund, managed account or composite performed last year is discussed. The graph also shows the return for an index to which we compare the mutual fund's, the managed account's or the composite's performance. For all the Funds except the three Index Funds, the Small Cap Value Fund and the three Lifestyle Funds we call this the Fund's "benchmark". The difference between the Fund and index return is caused by Fund expenses and tracking differences.

S&P 500 INDEX FUND

Fact Sheet

-------------------------------------------------
Investment Goal      TOTAL RETURN THROUGH
                     INVESTMENTS TRACKING THE S&P
                     500 INDEX
-------------------------------------------------
Investment Category  GROWTH

--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC

INVESTMENT SUB-ADVISER

Bankers Trust Company

PORTFOLIO MANAGER

Frank Salerno, Managing Director-Chief Investment Officer of Quantitative and Index Equity of the Sub-adviser, has been the Fund's portfolio manager since its inception. Mr. Salerno has been with the Sub-adviser since 1981.

INVESTMENT OBJECTIVE

Seeks to provide investment results that, before Expenses, correspond to the total return (i.e., the combination of capital changes and income) of common stocks publicly traded in the United States, as represented by the S&P 500 Index (Index).

INVESTMENT RISK

The S&P 500 Index includes the stock of many large, well-established companies. These companies usually have the financial strength to weather difficult financial times. However, the value of any stock can rise and fall over short and long periods of time. This Fund, which holds nearly all of the 500 stocks in the S&P 500 Index, avoids the risk of individual stock selection and seeks to provide the return of the large company sector of the market. In the past that return has been positive over many years but can be negative at certain times. There is no assurance that a positive return will occur in the future.

Because the Fund invests in many of the stocks tracked by this Index, your investment will experience similar changes in value and share similar risks, such as market risk and risk associated with foreign securities. For more information about market risk and risk associated with foreign securities, see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY

The Fund invests in a sampling of stocks in the Index that, as a group, should reflect its performance. The stocks of the S&P 500 Index to be included in the Fund will be selected utilizing a statistical sampling technique known as "optimization." This process selects stocks for the Fund so that various industry weightings, market capitalizations and fundamental characteristics (e.g., price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the S&P 500 Index. The stocks held by the Fund are weighted to make the Fund's aggregate investment characteristics similar to those of the Index as a whole. Since it may not be possible for this Fund to buy every stock included on this Index or in the same proportions, we rely on the aforementioned statistical technique to figure out, of the stocks tracked by the Index, how many and which ones to buy.

We follow the guidelines listed below for making the primary investments for the Fund.

                              Percent of
   Fund's Investments       Fund's Assets*
-------------------------------------------
Stocks in the S&P 500      at least 80%
  Index**
-------------------------------------------
Futures and options        no more than 33%
-------------------------------------------
Short term debt            up to 20%
  securities and money
  market instruments***
-------------------------------------------
Illiquid securities        up to 15%

-------------------------------------------------
  * At time of purchase.
 ** Under normal conditions, when the Fund's assets exceed $10 million, the Fund will invest at least 80% of its assets in common stocks of companies which comprise the S&P 500 Index.
*** The Fund's assets may be invested in short-term instruments hedged with stock index futures or options with remaining maturities of 397 days or less to meet redemptions, facilitate investment in common stocks, or for day to day operating purposes. Short-term instruments consist of (i) short-term obligations of the U.S. Government, its agencies, instrumentalities, authorities or political subdivisions; (ii) other short-term debt securities rated Aa or higher by Moody's Investors Service, Inc. ("Moody's") or AA or higher by Standard & Poor's Ratings Group ("S&P") or, if unrated, of comparable quality in the opinion of the Sub-adviser; (iii) commercial paper; (iv) bank obligations, including negotiable certificates of deposit, time deposits and bankers' acceptances; and (v) repurchase agreements. With respect to investments in commercial paper, bank obligations or repurchase agreements, the issuer or the issuer's parent must have outstanding debt rated Aa or higher by Moody's or AA or higher by S&P or outstanding commercial paper or bank obligations rated Prime-1 by Moody's or A-1 by S&P; or if no such ratings are available, the instrument must be of comparable quality in our opinion.

Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments."

S&P 500 INDEX FUND
Fact Sheet
--------------------------------------------------------------------------------

The S&P 500 Index Fund commenced operations on               and has no
investment performance record. However, the S&P 500 Index Fund's investment objectives, policies and strategies are substantially similar to the BT Pyramid Large Cap Equity Index Fund and it is managed in substantially the same manner and by the same individuals as the BT Pyramid Large Cap Equity Index Fund. The chart below shows the investment performance for the BT Pyramid Large Cap Equity Index Fund for the period April 1, 1988 through March 31, 1998. The inception date for the BT Pyramid Large Cap Equity Index Fund was May 31, 1977.

Distribution and advisory fees for the S&P 500 Index Fund are higher than the distribution and advisory fees incurred by the BT Pyramid Large Cap Equity Index Fund. The other fees and expenses incurred by the S&P 500 Index Fund may be higher or lower than the other fees and expenses incurred by the BT Pyramid Large Cap Equity Index Fund in any given year. See "Performance and Yield Information" in the Statement of Additional Information for a description of the manner in which performance has been calculated. THE PERFORMANCE INFORMATION BELOW IS BASED ON A FUND COMPARABLE TO THE S&P 500 INDEX FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE FUND ITSELF.

                      AVERAGE ANNUAL TOTAL RETURN -- FUND

    --------------------------------------------------
         1 YEAR           5 YEAR          10 YEAR
    --------------------------------------------------
         47.85%           22.05%           18.67%
    --------------------------------------------------

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988

[CHART]
                          PERIOD ENDED MARCH 31, 1998

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
Historical returns reflect investment management fees and other operating expenses, if any.

MID CAP INDEX FUND

Fact Sheet

-------------------------------------------------
Investment Goal      GROWTH THROUGH INVESTMENTS
                     TRACKING THE S&P MID CAP 400
                     INDEX
-------------------------------------------------
Investment Category  GROWTH

--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC

INVESTMENT SUB-ADVISER

Bankers Trust Company

PORTFOLIO MANAGER

Frank Salerno, Managing Director-Chief Investment Officer of Quantitative and Index Equity of the Sub-adviser, has been the Fund's portfolio manager since its inception. Mr. Salerno has been with the Sub-adviser since 1981.

INVESTMENT OBJECTIVE

Seeks to provide growth of capital through investments primarily in a diversified portfolio of common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the S&P Mid Cap 400 Index (Index).

INVESTMENT RISK

The S&P Mid Cap 400 Index includes the stocks of many medium sized companies. These companies usually do not have as much financial strength as very large companies and so may not be able to do as well in difficult times. However, because they are medium sized, they have more potential to grow, which means the value of their stock may increase. The S&P Mid Cap 400 Index also includes stocks of certain medium sized foreign companies. These stocks can be more risky than large company stocks. An index fund holding nearly all of the 400 stocks in the S&P Mid Cap 400 Index avoids the risk of individual stock selection and seeks to provide the return of the medium-sized company sector of the market. On average that return has been positive over many years but can be negative at certain times. There is no assurance that a positive return will occur in the future.

Because this Fund invests in many of the stocks tracked by this Index, your investment will experience similar changes in value and share similar risks such as market risk and risk associated with foreign securities. For more information about market risk and risk associated with foreign securities, see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY

The Fund invests in a sampling of stocks in the Index that, as a group, should reflect its performance. The stocks of the S&P Mid Cap 400 Index to be included in the Fund will be selected utilizing a statistical sampling technique known as "optimization." This process selects stocks for the Fund so that various industry weightings, market capitalizations and fundamental characteristics (e.g. price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the S&P Mid Cap 400 Index. The stocks held by the Fund are weighted to make the Fund's aggregate investment characteristics similar to those of the Index as a whole. Since it may not be possible for this Fund to buy every stock included on this index or in the same proportions, we rely on the aforementioned statistical technique to figure out, of the stocks tracked by the index, how many and which ones to buy.

We follow the guidelines listed below for making the primary investments for the Fund.

                              Percent of
    Fund Investments        Fund's Assets*
-------------------------------------------
Stocks in the S&P Mid Cap  at least 65%
  400 Index
-------------------------------------------
Foreign stocks (listed     no more than 20%
  and over-the-counter)
  in the S&P Mid Cap 400
  Index
-------------------------------------------
Futures and options        no more than 33%
-------------------------------------------
Investments not in the     no more than 35%
  S&P Mid Cap 400 Index
  Common stock and
    related securities
  High quality money
    market securities
  Illiquid and restricted
    securities.

-------------------------------------------------
  * At time of purchase.

Additional information
about THE FUND'S
INVESTMENTS is provided
in "Types of
Investments."

MID CAP INDEX FUND
Fact Sheet
--------------------------------------------------------------------------------

The Mid Cap Index Fund commenced operations on              and has no
investment performance record. However, the Mid Cap Index Fund's investment objectives, policies and strategies are substantially similar to the American General Series Portfolio Company's Mid Cap Index Fund ("AGSPC Mid Cap Index Fund") and it is managed in substantially the same manner and by the same individuals as the AGSPC Mid Cap Index Fund. The chart below shows the investment performance for the AGSPC Mid Cap Index Fund in two separate sets of tables and graphs for the ten year period beginning April 1, 1988 and for the period beginning October 1, 1991. The latter period shows the performance of the AGSPC Mid Cap Index Fund since the change in investment objectives, investment program and investment restrictions of the underlying Fund. The inception date for the AGSPC Mid Cap Index Fund was October 13, 1982.

Distribution and advisory fees for the Mid Cap Index Fund are higher than the distribution and advisory fees incurred by the AGSPC Mid Cap Index Fund. The other fees and expenses incurred by the Mid Cap Index Fund may be higher or lower than the other fees and expenses incurred by the AGSPC Mid Cap Index Fund in any given year. See "Performance and Yield Information" in the Statement of Additional Information for a description of the manner in which performance has been calculated. THE PERFORMANCE INFORMATION BELOW IS BASED ON A FUND COMPARABLE TO THE MID CAP INDEX FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE FUND ITSELF.

                      AVERAGE ANNUAL TOTAL RETURN -- FUND

---------------------------------------------------------
       1 YEAR              5 YEAR            10 YEAR
---------------------------------------------------------
       48.53%              31.07%            11.71%
---------------------------------------------------------

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988

                                    [CHART]
                          PERIOD ENDED MARCH 31, 1998
                      AVERAGE ANNUAL TOTAL RETURN -- FUND

---------------------------------------------------------
       1 YEAR              5 YEAR        SINCE INCEPTION
---------------------------------------------------------
       48.53%              31.07%            18.58%
---------------------------------------------------------

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE OCTOBER 1, 1991

                                    [CHART]

                          PERIOD ENDED MARCH 31, 1998

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
Historical returns reflect investment management fees and other operating expenses, if any.

SMALL CAP INDEX FUND

Fact Sheet

-------------------------------------------------
Investment Goal      TOTAL RETURN THROUGH
                     INVESTMENTS TRACKING THE
                     RUSSELL 2000 INDEX
-------------------------------------------------
Investment Category  GROWTH

--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC

INVESTMENT SUB-ADVISER

Bankers Trust Company

PORTFOLIO MANAGER

Frank Salerno, Managing Director-Chief Investment Officer of Quantitative and Index Equity of the Sub-adviser, has been the Fund's portfolio manager since its inception. Mr. Salerno has been with the Sub-adviser since 1981.

INVESTMENT OBJECTIVE

Seeks to replicate as closely as possible (before deduction of Expenses) the total return of the Russell 2000 Index (Index) by investing in one or more companies included in the Index that are deemed representative of the diversification of the entire Russell 2000 Index.

INVESTMENT RISK

The Russell 2000 Index includes many small U.S. companies. Some of these companies often do not have the financial strength needed to do well in difficult times. Also, they often sell limited numbers of products, which can make it harder for them to compete with medium and large companies. However, because they are small, their stock prices may fluctuate more over the short-term, but they have more potential to grow. This means their stock value may offer greater potential for appreciation. An index fund holding a large sampling of the 2,000 stocks in the Russell 2000 Index avoids the risks of individual stock selection and seeks to provide the return of the smaller-sized company sector of the market. On average that return has been positive over the years but has been negative at certain times. There is no assurance that a positive return will occur in the future.

Because this Fund invests in many of the stocks tracked by this Index, your investment will experience similar changes in value and share similar risks such as market risk. For more information about market risk, see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY

The Fund invests in a sampling of stocks in the Index that, as a group, should reflect its performance. The stocks of the Russell 2000 Index to be included in the Fund will be selected utilizing a statistical sampling technique known as "optimization." This process selects stocks for the Fund so that various industry weightings, market capitalizations and fundamental characteristics (e.g. price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the Russell 2000 Index. The stocks held by the Fund are weighted to make the Fund's aggregate investment characteristics similar to those of the Index as a whole. Since it may not be possible for this Fund to buy every stock included on this Index or in the same proportions, we rely on the aforementioned statistical technique to figure out, of the stocks tracked by the index, how many and which ones to buy.

We follow the guidelines listed below for making the primary investments for the Fund.

                                  Percent of
       Fund Investments         Fund's Assets*
----------------------------------------------
Stocks in the Russell 2000      at least 80%
  Index
----------------------------------------------
Illiquid securities             up to 15%
----------------------------------------------
Futures and options             up to 20%
----------------------------------------------
Swap agreements                 up to 10%
----------------------------------------------
Short-term securities and       up to 25%
  money market instruments**
----------------------------------------------
Warrants***                     up to 5%

-------------------------------------------------
  * At time of purchase.
 ** We may invest up to 25% of the Fund's assets in short-term debt securities and money market instruments to meet redemption requests or to facilitate investment in securities of the Russell 2000 Index.
*** The Fund's investment in warrants will not exceed 2% of its assets with respect to warrants not listed on the New York or American Stock Exchanges.

Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments."

SMALL CAP INDEX FUND
Fact Sheet
--------------------------------------------------------------------------------

The Small Cap Index Fund commenced operations on              and has no
investment performance record. However, the Fund's investment objectives, policies and strategies are substantially similar to the BT Pyramid Russell 2000 Index Fund and it is managed in substantially the same manner and by the same individuals as the BT Pyramid Russell 2000 Index Fund. The chart below shows the investment performance for BT Pyramid Russell 2000 Index Fund for the period April 1, 1988 through March 31, 1998. The inception date for BT Pyramid Russell 2000 Index Fund was October 31, 1987.

Distribution and advisory fees for the Small Cap Index Fund are higher than the distribution and advisory fees incurred by the BT Pyramid Russell 2000 Index Fund. The other fees and expenses incurred by the Small Cap Index Fund may be higher or lower than the other fees and expenses incurred by the BT Pyramid Russell 2000 Index Fund in any given year. See "Performance and Yield Information" in the Statement of Additional Information for a description of the manner in which performance has been calculated. THE PERFORMANCE INFORMATION BELOW IS BASED ON A FUND COMPARABLE TO THE SMALL CAP INDEX FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE FUND ITSELF.

                      AVERAGE ANNUAL TOTAL RETURN -- FUND

---------------------------------------------------------
       1 YEAR              5 YEAR            10 YEAR
---------------------------------------------------------
       42.43%              17.60%            14.57%
---------------------------------------------------------

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988

[CHART]
                          PERIOD ENDED MARCH 31, 1998

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
Historical returns reflect investment management fees and other operating expenses, if any.

                      (This page intentionally left blank)

INTERNATIONAL GROWTH
FUND

Fact Sheet

-------------------------------------------------
Investment Goal      LONG-TERM CAPITAL
                     APPRECIATION THROUGH
                     INVESTMENTS IN COMPANIES IN
                     DEVELOPED AND EMERGING
                     MARKETS
-------------------------------------------------
Investment Category  GROWTH

--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC

INVESTMENT SUB-ADVISER

Jacobs Asset Management

PORTFOLIO MANAGER

This Fund is managed by an investment committee comprised of the following individuals: Daniel L. Jacobs, Wai W. Chin and Robert J. Jurgens. Mr. Jacobs has been President of the Sub-adviser since July 1, 1995. From 1984 to 1995, Mr. Jacobs was Executive Vice President and Director of Templeton Investment Counsel. Mr. Jacobs was portfolio manager of Templeton's Smaller Companies Growth Fund. Ms. Chin has been Managing Director of Asian Research and Portfolio Management of the Sub-adviser since July 1995. Prior to this, Ms. Chin was Vice President of the Global Equity Group of Scudder, Stevens & Clark. Mr. Jurgens has been Managing Director of European Research and Portfolio Management of the Sub-adviser since August 1995. From 1993 to 1995, Mr. Jurgens was Vice President and head of AIG Global Investors' International Equity Division.

INVESTMENT OBJECTIVE

Seeks to provide long-term capital appreciation by investing in equity securities of companies in developed and emerging markets. The Fund may invest across the capitalization spectrum, although it intends to emphasize smaller capitalization stocks.

INVESTMENT RISK

As described in the Investment Strategy section below, this Fund invests almost all its assets in foreign securities, which have risks that U.S. investments do not have. For a further explanation of the risks associated with foreign securities, see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY

The Fund will invest in equity securities in the markets of at least three countries outside the United States. The Fund will focus its investments on developed and emerging market countries. Emerging market country investments will be made only where we believe the economies are developing and the markets are becoming more sophisticated.

We will use a flexible, value-oriented approach to selecting this Fund's investments, focusing on companies rather than on countries or markets. Our goal is to identify stocks selling at the greatest discount to their intrinsic future value. Value is ascertained through an analysis of price/ cash flow, enterprise value/cash flow, and price/ future earnings. This Fund invests in a wide range of stocks including smaller capitalization companies.

We follow the guidelines listed below for making the primary investments for the Fund.

                                 Percent of
     Fund's Investments        Fund's Assets*
---------------------------------------------
Foreign securities**           at least 85%
  Common, stock, preferred
  stock, convertible
  preferred stock, rights and
  warrants, American
  Depository Receipts,
  European Depository
  Receipts and Global
  Depository Receipts.
---------------------------------------------
Equity securities of issuers   up to 40%
  in emerging countries***
---------------------------------------------
Equity securities of small     generally 50%
  capitalization
  companies****
---------------------------------------------
Securities of open-end or      up to 10%
  closed-end investment
  companies
---------------------------------------------
Forward currency exchange      up to 100%
  contracts
---------------------------------------------
Illiquid securities            up to 15%
---------------------------------------------
Short term investments*****    up to 10%

-------------------------------------------------
    * At time of purchase.

   ** We intend to invest at least 85% of this Fund's total assets in the equity securities of at least three countries outside the United States.

  *** An "emerging country" security is issued by a Company that in our opinion has one or more of the following characteristics: (i) its principal securities trading market is in an emerging country; (ii) alone or on a consolidated basis, it derives 50% or more of its annual revenue from either goods produced, sales made or services performed in emerging countries, or (iii) it is organized under the laws of, and has a principal office in, an emerging country.

 **** Small capitalization companies are companies with market capitalizations of less than $1 billion at the time of purchase.

***** For temporary defensive reasons, we may invest up to 100% of the Fund's assets in short-term (less than twelve months to maturity) securities or cash, including domestic and foreign money market instruments, certificates of deposit, bankers' acceptances, time deposits, U.S. Government obligations, U.S. Government agency securities, short-term corporate debt securities, and commercial paper rated A-1 or A-2 by S&P or Prime 1 or Prime 2 by Moody's or if unrated, in our opinion of comparable quality. We may do this when we think economic, political or market conditions make it too risky for us to follow our general guidelines.

Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments."

INTERNATIONAL GROWTH FUND
Fact Sheet
--------------------------------------------------------------------------------

1. The Templeton Performance Information

The International Growth Fund commenced operations on                and has no
investment performance record. The performance information shown below is for the Templeton International Fund, a series of the Templeton Variable Products Series Fund, which was managed by Mr. Jacobs, a principal of the Sub-adviser. The Templeton International Fund has substantially similar, though not necessarily identical objectives, policies and strategies as the International Growth Fund. The chart below shows the historical investment performance for the year-ended June 30, 1995 and the three-years ended 1995. The inception date for the Templeton International Fund was May 1, 1992. During Mr. Jacobs ten years as the portfolio manager of the fund, from May 1, 1992 to June 30, 1995, he was primarily responsible for the day-to-day management of the fund, and no other person had a significant role in scheduling the fund's performance.

Distribution and advisory fees for the International Growth Fund are higher than the distribution and advisory fees incurred by the funds comprising the Composite. The other fees and expenses incurred by the International Growth Fund may be higher or lower than the other fees and expenses incurred by the funds comprising the Composite in any given year. See "Performance and Yield Information" in the Statement of Additional Information for a description of the manner in which performance has been calculated. THE PERFORMANCE INFORMATION BELOW IS BASED ON A FUND COMPARABLE TO THE INTERNATIONAL GROWTH FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE FUND ITSELF.

                      AVERAGE ANNUAL TOTAL RETURN -- FUND

-----------------------------------------------------
          1 YEAR                SINCE INCEPTION
-----------------------------------------------------
          10.14%                     12.33%
-----------------------------------------------------

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                      STIPULATED PAYMENT MADE MAY 1, 1992

                                    [CHART]
                           PERIOD ENDED JUNE 30, 1995

INTERNATIONAL GROWTH FUND
Fact Sheet -- (Continued)
--------------------------------------------------------------------------------

2. The Separate Account Performance Information

Although the International Growth Fund has no performance record, the Fund's investment objectives, policies and strategies will be substantially similar to those employed by the Sub-adviser with respect to certain separately managed accounts of the Sub-adviser. The chart below shows the historical investment performance (with the adjustments noted below) for a composite of the Sub-adviser's similar accounts which use the same investment strategy that the Sub-adviser employs on behalf of the Fund. The Sub-adviser Composite represents the total return, net of all fees and expenses, of all relevant separately managed accounts of the Sub-adviser. The inception date of the Sub-adviser Composite was October 1, 1995.

The separately managed accounts in the Sub-adviser Composite were not subject to the investment limitations, diversification requirements and other restrictions imposed on registered mutual funds by the 1940 Act and the Internal Revenue Code. If the accounts included in the Sub-adviser Composite had been subject to the requirements imposed on registered mutual funds, their performance might have been lower.

Distribution and advisory fees for the International Growth Fund are higher than the distribution and advisory fees incurred by the funds comprising the Templeton International Fund. The other fees and expenses incurred by the International Growth Fund may be higher or lower than the other fees and expenses incurred by the funds comprising the Templeton International Fund in any given year. See "Performance and Yield Information" in the Statement of Additional Information for a description of the manner in which performance has been calculated. THE PERFORMANCE INFORMATION BELOW IS BASED ON A COMPOSITE COMPARABLE TO THE INTERNATIONAL GROWTH FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE FUND ITSELF.

                      AVERAGE ANNUAL TOTAL RETURN -- FUND

-----------------------------------------------------
          1 YEAR                SINCE INCEPTION
-----------------------------------------------------
          19.02%                     21.94%
-----------------------------------------------------

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE OCTOBER 1, 1995

                                    [CHART]
                          PERIOD ENDED MARCH 31, 1998

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
Historical returns reflect investment management fees and other operating expenses, if any.

LARGE CAP GROWTH FUND
Fact Sheet

-------------------------------------------------
Investment Goal      LONG-TERM GROWTH THROUGH
                     INVESTMENTS IN LARGE CAP
                     U.S. ISSUERS
-------------------------------------------------
Investment Category  GROWTH

--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC

INVESTMENT SUB-ADVISER

Goldman Sachs Asset Management

PORTFOLIO MANAGER

This Fund is managed by the following individuals: Kent Clark; Robert L. Jones; and Victor H. Pinter. Mr. Jones, Managing Director, joined the Sub-adviser in 1989. Mr. Clark has been Vice President of the Sub-adviser since 1992. Mr. Pinter has been Vice President of the Sub-adviser since 1990.

INVESTMENT OBJECTIVE

Seeks long-term growth of capital through a broadly diversified portfolio of equity securities of large cap U.S. issuers that are expected to have better prospects for earnings growth than the growth rate of the general domestic economy. Dividend income is a secondary consideration.

INVESTMENT RISK

This Fund invests almost entirely in stocks. Stock values can rise and fall over both short and long periods of time. The Fund's investments are selected to maintain a risk profile similar to the Russell 1000 Growth Index, and your investment may experience similar changes in value and share similar risks such as market risk, credit risk, interest rate risk and risk associated with foreign securities. For more information about market risk, credit risk, interest rate risk and risk associated with foreign securities, see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY

The Fund will be managed utilizing Goldman Sachs' Quantitative Equity Strategy. The acronym "CORE" (Computer-Optimized and Research Enhanced) reflects the three step investment process the team uses to select securities. First, we estimate the returns of 3000 U.S. stocks using a combination of research from the Goldman Sachs Global Investment Research Department, other industry sources and objective quantitative analysis. Next, the Fund's investment portfolio is constructed by balancing expected returns against portfolio risk, trading fees and investment objectives. The Fund is intended to be constructed with minimum deviations from the sector, risk statistics and macroeconomic sensitivity of the benchmark. A proprietary multi-factor model is used in seeking to ensure risks taken are both intended and are warranted due to expected return. Lastly, the Fund is traded regularly and rebalanced in seeking to ensure all positions are in line with current market outlooks and benchmark weights.

We follow the guidelines listed below for making the primary investments for this Fund.

                                  Percent of
       Fund Investments         Fund's Assets*
----------------------------------------------
Equity Securities                at least 90%
  of U.S. and foreign
  issuers,** including
  convertible securities,
  American Depository Receipts
  and Global Depository
  Receipts
----------------------------------------------
Fixed income securities           up to 100%
  U.S. Government securities,
  repurchase agreements
  collateralized by U.S.
  Government securities,
  commercial paper rated at
  least A-2 by S & P or P-2 by
  Moody's, certificates of
  deposit, bankers'
  acceptances, repurchase
  agreements, non-convertible
  preferred stocks,
  non-convertible corporate
  bonds with a remaining
  maturity of less than one
  year
----------------------------------------------
Futures and options***             up to 5%
----------------------------------------------
Illiquid Securities               up to 15%
----------------------------------------------
Warrants and stock purchase        up to 5%
  rights
----------------------------------------------
Investment companies               up to 5%
----------------------------------------------
Unseasoned companies               up to 5%

-------------------------------------------------
  * At time of purchase.
 ** This Fund may invest in the securities of a foreign issuer only if the securities are traded in the U.S. and the issuer complies with U.S. accounting standards.
*** The Fund may purchase or sell futures contracts only with respect to a representative index. At no time will the aggregate margin deposit required on all futures or options held, exceed 5% of the Fund's total assets.

Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments."

LARGE CAP GROWTH FUND
Fact Sheet
--------------------------------------------------------------------------------

The Large Cap Growth Fund commenced operations on               and has no
investment performance record. However, the Large Cap Growth Fund's investment objectives, policies and strategies are substantially similar to the Goldman Sachs CORE Large Cap Growth Fund and it is managed in substantially the same manner and by the same individuals as the Goldman Sachs CORE Large Cap Growth Fund. The chart below shows the historical investment performance for the Goldman Sachs CORE Large Cap Growth Fund for the period from November 11, 1991 to present. Performance information prior to May 1, 1997 (commencement date for Goldman Sachs CORE Large Cap Growth Fund) is that of a predecessor separate account adjusted to reflect the higher fees and expenses applicable to Goldman Sachs CORE Large Cap Growth Fund. Although the predecessor separate account was managed by GSAM in substantially the same manner and by the same individuals as the Goldman Sachs CORE Large Cap Growth Fund, the separate account was not registered under the 1940 Act and was not subject to certain investment restrictions imposed by the 1940 Act. If it had been registered under the 1940 Act, performance might have been adversely affected.

Distribution and advisory fees for the Large Cap Growth Fund are higher than the distribution and advisory fees incurred by the Goldman Sachs CORE Large Cap Growth Fund. The other fees and expenses incurred by the Large Cap Growth Fund may be higher or lower than the other fees and expenses incurred by the Goldman Sachs CORE Large Cap Growth Fund in any given year. See "Performance and Yield Information" in the Statement of Additional Information for a description of the manner in which performance has been calculated. THE PERFORMANCE INFORMATION BELOW IS BASED ON A FUND COMPARABLE TO THE LARGE CAP GROWTH FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE FUND ITSELF.
                      AVERAGE ANNUAL TOTAL RETURN -- FUND

    --------------------------------------------------
         1 YEAR           5 YEAR      SINCE INCEPTION
    --------------------------------------------------
         28.56%           24.66%           20.83%
    --------------------------------------------------

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                   STIPULATED PAYMENT MADE NOVEMBER 11, 1991

                                    [CHART]
                          PERIOD ENDED MARCH 31, 1998

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
Historical returns reflect investment management fees and other operating expenses, if any.

MID CAP GROWTH FUND
Fact Sheet

-------------------------------------------------
Investment Goal      CAPITAL APPRECIATION THROUGH
                     INVESTMENTS IN EQUITY
                     SECURITIES
-------------------------------------------------
Investment Category  GROWTH

--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC

INVESTMENT SUB-ADVISER

Brown Capital Management, Inc.

PORTFOLIO MANAGER

The Fund is managed by a team led by Eddie C. Brown. Mr. Brown is Founder, President and controlling shareholder of the Sub-adviser. Mr. Brown has been with the Sub-adviser since its inception in 1983.

INVESTMENT OBJECTIVE

Seeks capital appreciation principally through investments in equity securities, such as common and preferred stocks and securities convertible into common stocks. Current income is of secondary importance.

INVESTMENT RISK

This Fund invests mostly in stocks of medium sized companies that we believe are undervalued in the marketplace. The value of any stock may rise or fall over long or short periods of time. Although these stocks present an opportunity for capital appreciation, they may not be broadly traded and involve market risk and risk associated with foreign securities. For a discussion of market risk and risk associated with foreign securities, see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY

This Fund will invest principally in the equity securities of medium capitalization companies. We will seek to achieve capital appreciation through an opportunistic stock investment strategy with a growth bias. This Fund will purchase equity securities of those companies that we feel are undervalued relative to their growth potential in the securities markets, because the companies are presently out of favor, not well known or possess value that is not currently recognized by the investment community. We use a "bottom up" approach to select specific securities, employing analysis that contains elements of traditional dividend discount and earnings yield models, establishes predicted relative valuation for equity and fixed income markets, and determines the attractiveness of individual securities through evaluation of growth and risk characteristics of the underlying company relative to the overall equity market. Although the Fund's portfolio securities generally will be acquired for the long term, they may be sold under some of the following circumstances when the Sub-adviser believes that: a) the anticipated price appreciation has been achieved or is no longer probable; b) alternative investments offer superior total return prospects; or c) fundamentals change adversely.

We follow the guidelines listed below for making the primary investments for this Fund.

                                  Percent of
       Fund Investments         Fund's Assets*
----------------------------------------------
Equity securities               at least 90%
  Common stocks, convertible
  preferred stocks,
  participating preferred
  stocks, preferred equity
  redemption cumulative
  stocks, preferred stocks and
  convertible bonds traded and
  domestic exchanges or an
  over-the-counter markets.
----------------------------------------------
Foreign securities, American      up to 10%
  Depository Receipts
  ("ADRs")**
----------------------------------------------
Money market instruments***       up to 10%
  and fixed income securities,
  U.S. Government securities,
  corporate debt securities
  (including those subject to
  repurchase agreements),
  bankers acceptances and
  certificates of deposit of
  domestic branches of U.S.
  banks, commercial paper
  (including variable amount
  demand master notes) rated
  in one of the two highest
  rating of organizations or,
  if not rated, of equivalent
  quality and cash and cash
  equivalents.
----------------------------------------------
Illiquid securities               up to 10%
----------------------------------------------
Real estate securities****        up to 10%

-------------------------------------------------
   * At time of purchase.
  ** Foreign securities held by this Fund will be held in the form of ADRs.
 *** For temporary defensive reasons, we may invest up to 100% of the Fund's assets in money market instruments and cash and cash equivalents. We may do this when we think economic and market conditions make it too risky to follow its general guidelines.
**** This Fund will not invest directly in real estate, but rather, in readily marketable securities issued by or interests in companies that invest in real estate, including real estate investment trusts (REITs).

Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments."

MID CAP GROWTH FUND
Fact Sheet
--------------------------------------------------------------------------------

The Mid Cap Growth Fund commenced operations on               and has no
investment performance record. However, the Mid Cap Growth Fund's investment objective, policies and strategies are substantially similar to those employed by the Sub-adviser with respect to certain discretionary investment management accounts under their management ("Combined Accounts"). The chart below shows the investment performance for a composite of these Combined Accounts ("Combined Accounts Composite"). The Combined Accounts Composite includes all discretionary accounts managed by the Sub-adviser invested principally in equity securities of medium capitalization companies using the same investment strategy that the Sub-adviser will employ on behalf of the Fund. The inception date of the discretionary investment accounts comprising the Combined Accounts Composite range from January 1, 1993 to October 1, 1997.

The discretionary accounts in the Combined Accounts Composite are not subject to the investment limitations, diversification requirements and other restrictions imposed on registered mutual funds by the 1940 Act and the Internal Revenue Code. If the accounts included in the Combined Accounts Composite had been subject to the requirements imposed on mutual funds, their performance might have been lower.

Distribution and advisory fees for the Mid Cap Growth Fund are higher than the fees and expenses historically incurred by the Combined Accounts comprising the Combined Accounts Composite. Consequently, the performance results for the Combined Accounts Composite would have been adversely affected if the Combined Accounts Composite had the same expenses as the Mid Cap Growth Fund. See "Performance and Yield Information" in the Statement of Additional Information for a description of the manner in which performance has been calculated. THE PERFORMANCE INFORMATION BELOW IS BASED ON A COMPOSITE COMPARABLE TO THE MID CAP GROWTH FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE FUND ITSELF.
                      AVERAGE ANNUAL TOTAL RETURN -- FUND

    --------------------------------------------------
         1 YEAR           5 YEAR      SINCE INCEPTION
    --------------------------------------------------
         48.26%           24.07%           22.44%
    --------------------------------------------------

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE JANUARY 1, 1993

                                    [CHART]

                          PERIOD ENDED MARCH 31, 1998

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
Historical returns reflect investment management fees and other operating expenses, if any.

SMALL CAP GROWTH FUND
Fact Sheet

-------------------------------------------------
Investment Goal      LONG-TERM GROWTH THROUGH
                     INVESTMENTS IN SMALL COMPANY
                     GROWTH STOCKS
-------------------------------------------------
Investment Category  GROWTH

--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC

INVESTMENT SUB-ADVISER

J.P. Morgan Investment Management Inc.

PORTFOLIO MANAGER

Candice Eggerss and Saira Malik are the members of the Sub-adviser's team who will be primarily responsible for the day-to-day management of the Fund. Ms. Eggerss, who has been with the Sub-adviser since 1996, is Vice President and specializes in portfolio investments in small capitalization technology companies. Prior to this, Ms. Eggerss was employed at Weiss, Peck and Greer from April 1993 to April 1996 and at Equitable Capital Management prior to 1993. Ms. Malik joined the Sub-adviser in 1995 after completing her graduate studies at the University of Wisconsin.

INVESTMENT OBJECTIVE

Seeks to provide long-term growth from a portfolio of small company growth stocks.

INVESTMENT RISK

This Fund invests primarily in U.S. small company growth stocks. These companies may not have the financial strength to do well in difficult times. Because they are small, the stock prices of these companies may fluctuate more over the short term but they have more potential to grow. This means their stock value may offer greater potential for appreciation. The securities that the Fund invests in involve certain risks such as market risks and risk associated with foreign securities. For a discussion of these risks, see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY

This Fund invests in U.S. companies whose market capitalizations are greater than $150 million and less than $1.25 billion. On an industry by industry basis, the Fund's weightings are similar to those of the Russell 2000 Growth Index. Within each industry, the Fund invests in the stocks that our research and valuation process indicate are the most undervalued. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company.

We follow the guidelines listed below for making the primary investments for the Fund.

                                  Percent of
       Fund Investments         Fund's Assets*
----------------------------------------------
Small company growth stocks     at least 65%
  U.S. and foreign common
  stocks, convertible
  securities, preferred
  stocks, trust or partnership
  interests, warrants, rights
  and investment company
  securities
----------------------------------------------
Foreign investments             up to 5%
----------------------------------------------
Futures and options             up to 25%
----------------------------------------------
Illiquid securities             up to 15%
----------------------------------------------
Investment grade short term     up to 10%
  securities**
----------------------------------------------
Swaps                           up to 5%
----------------------------------------------

 * At time of purchase.
** During severe market downturns or to maintain adequate liquidity to meet redemptions, we may invest up to 100% of the Fund's assets in investment grade short term securities, including repurchase agreements and, for temporary or extraordinary purposes, may borrow from banks up to 10% of its assets.

Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments."

SMALL CAP GROWTH FUND
Fact Sheet
--------------------------------------------------------------------------------

The Small Cap Growth Fund commenced operations on               and has no
investment performance record. However, the Small Cap Growth Fund's investment objective, policies and strategies are substantially similar to those employed by the Sub-adviser and its affiliates with respect to certain discretionary investment management accounts under their management ("Combined Accounts"). The chart below shows the historical investment performance for a composite of these Combined Accounts ("Combined Accounts Composite"). The Combined Accounts Composite includes all non-mutual fund discretionary accounts managed by the Sub-adviser and its affiliates invested solely in the equity securities of small capitalization companies using the same investment strategy that the Sub-adviser will employ on behalf of the Fund. The inception date of the discretionary accounts comprising the Combined Accounts Composite range from September 1, 1994 to June 1, 1997.

The discretionary accounts in the Combined Accounts Composite are not subject to the investment limitations, diversification requirements and other restrictions imposed on registered mutual funds by the 1940 Act and the Internal Revenue Code. If the accounts included in the Combined Accounts Composite had been subject to the requirements imposed on registered mutual funds, their performance might have been lower.

Distribution and advisory fees for the Small Cap Growth Fund are higher than the fees and expenses historically incurred by the Combined Accounts comprising the Combined Accounts Composite. Consequently, the performance results for the Combined Accounts Composite would have been adversely affected if the Combined Accounts Composite had the same expenses as the Small Cap Growth Fund. See "Performance and Yield Information" in the Statement of Additional Information for a description of the manner in which performance has been calculated. THE PERFORMANCE INFORMATION BELOW IS BASED ON A COMPOSITE COMPARABLE TO THE SMALL CAP GROWTH FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE FUND ITSELF.

                      AVERAGE ANNUAL TOTAL RETURN -- FUND

-----------------------------------------------------
          1 YEAR                SINCE INCEPTION
-----------------------------------------------------
          53.70%                     30.54%
-----------------------------------------------------

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                   STIPULATED PAYMENT MADE SEPTEMBER 1, 1994

                                    [CHART]
                          PERIOD ENDED MARCH 31, 1998

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
Historical returns reflect investment management fees and other operating expenses, if any.

INTERNATIONAL VALUE FUND
Fact Sheet

-------------------------------------------------
Investment Goal      GROWTH OF CAPITAL AND FUTURE
                     INCOME THROUGH INVESTMENTS
                     IN NON-U.S. ISSUERS
-------------------------------------------------
Investment Category  GROWTH

--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC

INVESTMENT SUB-ADVISER
Capital Guardian Trust Company

PORTFOLIO MANAGER

This Fund is managed using a system of multiple portfolio managers. Under this system, the Fund is divided into segments, which are assigned to individual managers.

INVESTMENT OBJECTIVE
Seeks to provide growth of capital and future income through investments primarily in securities of non-U.S. issuers and securities whose principal markets are outside of the United States.

INVESTMENT RISK

As described in the Investment Strategy section below, this Fund invests almost all of its assets in foreign securities, which have risks that U.S. investments do not have. For a further explanation of the risks associated with foreign securities and market risk, see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY

The Fund invests in a portfolio consisting primarily of common stocks (or securities convertible into common stocks) and bonds of non-U.S. issuers.

While the assets of the Fund can be invested with geographical flexibility, the emphasis will be on securities of companies located in Europe, Canada, Australia, and the Far East, giving due consideration to economic, social, and political developments, currency risks and the liquidity of various national markets.

                                  Percent of
       Fund Investments         Fund's Assets*
----------------------------------------------
Foreign securities**            at least 80%
  common stocks, convertible
  stocks and bonds
----------------------------------------------
Futures and options             up to 90%
  Put and call options on
  foreign currencies and
  forward currency contracts
----------------------------------------------
Cash, cash equivalents,         up to 100%
  government securities,
  nonconvertible preferred
  stocks, or straight debt
  securities***
----------------------------------------------

  * At time of purchase.
 ** We may invest up to 10% of the Fund's assets in the securities of foreign small capitalization companies. The Fund also may invest in securities of issuers located in emerging markets countries.
*** We may invest up to 100% of the Fund's assets in these instruments in varying proportions, when we think economic, political and market conditions in foreign countries make it too risky to follow our general guidelines.

For additional
information about THE
FUND'S INVESTMENTS see
"Types of Investments."

INTERNATIONAL VALUE FUND
Fact Sheet
--------------------------------------------------------------------------------

The International Value Fund commenced operations on                and has no
investment performance record. However, the International Value Fund's investment objectives, policies and strategies are substantially similar to those employed by the Sub-adviser with respect to certain discretionary investment accounts managed by the Sub-adviser. The chart below shows the historical investment performance (with the adjustments noted below) for a composite of the Sub-adviser's similar accounts which use the same investment strategy that the Sub-adviser will employ on behalf of the Fund ("Sub-adviser Composite"). The Sub-adviser Composite represents the total return, gross of management fees, of all relevant accounts managed on a discretionary basis by the institutional investment management division of the Sub-adviser. The inception dates of the discretionary accounts comprising the Sub-Adviser Composite range from December 31, 1978 to March 31, 1998.

The discretionary accounts in the Sub-adviser Composite are not subject to the investment limitations, diversification requirements and other restrictions imposed on registered mutual funds by the 1940 Act and the Internal Revenue Code. If the accounts included in the Sub-Adviser Composite had been subject to the requirements imposed on registered mutual funds, their performance might have been lower.

Distribution and advisory fees for the International Value Fund are higher than the fees and expenses historically incurred by the accounts comprising the Sub-adviser Composite. Consequently, the performance results for the Sub-adviser Composite would have been adversely affected if the Sub-adviser Composite had the same expenses as the International Value Fund. See "Performance and Yield Information" in the Statement of Additional Information for a description of the manner in which performance has been calculated. THE PERFORMANCE INFORMATION BELOW IS BASED ON A COMPOSITE COMPARABLE TO THE INTERNATIONAL VALUE FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE FUND ITSELF.

                      AVERAGE ANNUAL TOTAL RETURN -- FUND

---------------------------------------------------------
       1 YEAR              5 YEAR            10 YEAR
---------------------------------------------------------
       22.80%              13.72%            10.25%
---------------------------------------------------------

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988

                                    [CHART]

                          PERIOD ENDED MARCH 31, 1998

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
Historical returns reflect investment management fees and other operating expenses, if any.

LARGE CAP VALUE FUND
Fact Sheet

-------------------------------------------------
Investment Goal      TOTAL RETURNS EXCEEDING THE
                     RUSSELL 1000 VALUE INDEX
                     THROUGH INVESTMENTS IN
                     EQUITY SECURITIES
-------------------------------------------------
Investment Category  GROWTH

--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC

INVESTMENT SUB-ADVISER

State Street Bank & Trust Company/
State Street Global Advisors

PORTFOLIO MANAGER

This Fund is managed using a system of multiple portfolio managers.

INVESTMENT OBJECTIVE

Seeks to provide total returns that exceed over time the Russell 1000 Value Index (Index) through investment in equity securities.
INVESTMENT RISK
This Fund invests primarily in the stocks of large, well-established companies that generally possess the strength to withstand difficult financial periods. Nevertheless, the value of any stock can rise or fall over short and long periods of time. As described below, in order to avoid unintended exposures to economic factors, including the direction of the economy, interest rates, energy prices and inflation, we maintain the proportion of stocks from different economic sectors in this Fund's portfolio at a level similar to that of the Russell 1000 Value Index. There is no assurance that the Fund will be unaffected by such economic factors.

Because the Fund maintains sector weights at a similar level to that of the Index, your investment may experience similar changes in value and share similar risks such as market risk and risk associated with foreign securities. For more information about market risk and risk associated with foreign securities, see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY

The Fund will invest primarily in equity securities. Equity securities will be selected by the Fund and ranked according to two separate and uncorrelated measures: value and the momentum of Wall Street sentiment. The value measure compares a company's assets, projected earnings growth and cash flow growth with its stock price within the context of its historical valuation. The measure of Wall Street sentiment examines changes in Wall Street analysts' earnings estimates and ranks stocks by the strength and consistency of those changes. These two measures will be combined to create a single composite score of each stock's attractiveness. These scores are used to determine their relative attractiveness. Sector weights are maintained at a similar level to that of the Russell 1000 Value Index to avoid unintended exposure to factors such as the direction of the economy, interest rates, energy prices and inflation.

We follow the guidelines listed below for making the primary investments for the Fund.

                                  Percent of
       Fund Investments         Fund's Assets*
----------------------------------------------
Equity securities               at least 65%
----------------------------------------------
Foreign debt securities**       up to 5%
----------------------------------------------
American Depository Receipts    up to 5%
----------------------------------------------
Corporate bonds                 up to 5%
----------------------------------------------
Debentures                      up to 5%
----------------------------------------------
Notes                           up to 5%
----------------------------------------------
Warrants                        up to 5%
----------------------------------------------
Illiquid and restricted         up to 15%
  securities
----------------------------------------------
Securities Lending              up to 33 1/3%
----------------------------------------------
When-issued securities          up to 25%
----------------------------------------------
Put and Call Options            up to 25%
  Covered put and call options
  on securities
  Put and call options on
  securities indices
----------------------------------------------
Futures and options             up to 5%
  Initial margin deposits on
  futures and premiums for
  options and futures
----------------------------------------------
High quality short-term fixed   up to 100%
  income securities***

-------------------------------------------------
  * At time of purchase.
 ** The Fund may invest up to 5% of its total assets in the
    obligations of foreign issuers that are denominated in U.S. dollars.
*** For temporary defensive purposes, to invest uncommitted cash balances or to meet shareholder redemptions, we may invest up to 100% of the Fund's assets in high quality short-term fixed income securities such as U.S. Government securities, repurchase agreements collateralized by these obligations, variable amount master demand notes, commercial paper, bank certificates of deposit, bankers' acceptances and time deposits.

Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments."

LARGE CAP VALUE FUND
Fact Sheet
--------------------------------------------------------------------------------

The Large Cap Value Fund commenced operations on               and has no
investment performance record. However, the Large Cap Value Fund will be managed in substantially the same manner and by the same individuals as those employed by the Sub-adviser for Discretionary Accounts (the "Discretionary Accounts") managed by the Sub-adviser with similar investment objectives, policies and strategies. The Discretionary Accounts are not subject to the same investment limitations, diversification and restriction imposed on registered mutual funds by the 1940 Act and the Internal Revenue Code.

The chart below shows the investment performance for the Discretionary Accounts. The inception date for the Discretionary Accounts range from August 1, 1992 through August 1, 1997.
The Discretionary Accounts are not subject to the investment limitations, diversification requirements and the other restrictions imposed on registered mutual funds by the 1940 Act and the Internal Revenue Code. If the Discretionary Accounts had been subject to the requirements imposed on registered mutual funds, their performance might have been lower. Consequently, the performance results for the Discretionary Accounts would have been adversely affected if the Discretionary Accounts had the same expenses as the Large Cap Value Fund. See "Performance and Yield Information" in the Statement of Additional Information for a description of the manner in which performance has been calculated. THE PERFORMANCE INFORMATION BELOW IS BASED ON DISCRETIONARY ACCOUNTS COMPARABLE TO THE LARGE CAP VALUE FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE FUND ITSELF.

                      AVERAGE ANNUAL TOTAL RETURN -- FUND

    --------------------------------------------------
         1 YEAR           5 YEAR      SINCE INCEPTION
    --------------------------------------------------
         58.18%           23.53%           23.43%
    --------------------------------------------------

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE AUGUST 1, 1992

                                    [CHART]

                          PERIOD ENDED MARCH 31, 1998

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
Historical returns reflect investment management fees and other operating expenses, if any.

MID CAP VALUE FUND
Fact Sheet

-------------------------------------------------
Investment Goal      GROWTH THROUGH INVESTMENTS
                     IN MEDIUM- TO LARGE
                     CAPITALIZATION COMPANIES
-------------------------------------------------
Investment Category  GROWTH

--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC

INVESTMENT SUB-ADVISER

Neuberger & Berman Management, Inc.

PORTFOLIO MANAGER
Michael M. Kassen and Robert I. Gendelman serve as co-managers of the Fund. Mr. Kassen and Mr. Gendelman are Vice Presidents of the Sub-adviser and principals of Neuberger & Berman, LLC. Messrs. Kassen and Gendelman have been associated with the Sub-adviser since 1990 and 1994, respectively.

INVESTMENT OBJECTIVE

Seeks capital growth, through investment in common stocks of medium- to large-capitalization established companies using a value-oriented investment approach.

INVESTMENT RISK

As described in the Investment Strategy section below, this Fund invests almost all its assets in stocks of companies that are undervalued in the marketplace. The value of any stock may rise or fall over long or short periods of time. Although these stocks present an opportunity for capital appreciation, they may not be broadly traded and involve market risk and risk associated with foreign securities. For a discussion of these risks, see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY

This Fund invests principally in common stocks of medium- to large-capitalization established companies, using a value-oriented investment approach intended to increase capital with reasonable risk. We choose securities we believe are undervalued based on strong fundamentals, including a low price-to-earnings ratio, consistent cash flow, and the company's track record through all parts of the market cycle. When selecting securities for this Fund, we also consider other factors as including ownership by a company's management of the company's stock and the dominance a company in its particular field.

We follow the guidelines listed below for making the investments for this Fund.

                                  Percent of
       Fund Investments         Fund's Assets*
----------------------------------------------
Equity securities               at least 65%
  Common stock, preferred
  stock, convertible
  securities
----------------------------------------------
Covered call options            up to 35%
----------------------------------------------
Foreign currency transactions   up to 5%
----------------------------------------------
Options on foreign currencies   up to 5%
----------------------------------------------
Foreign securities              up to 10%
----------------------------------------------
Illiquid and restricted         up to 15%
  securities**
----------------------------------------------
Corporate debt securities       up to 15%
  rated
  below investment grade
  comparable unrated
  securities***
----------------------------------------------
Investment grade debt           less than 5%
  securities Corporate bonds
  and debentures, U.S.
  Government securities, money
  market instruments, zero
  coupon securities
----------------------------------------------
Cash and cash equivalents****   up to 100%
----------------------------------------------

   * At time of purchase.
  ** We may invest up to 15% of the Funds' assets in illiquid securities. Restricted securities are explained under "Types of Investments."
 *** This Fund may invest up to 15% of its assets in below investment grade debt securities only when we believe that the anticipated return to the Fund warrants exposure to the additional risk involved in these instruments.
**** For temporary defensive reasons, we may invest up to 100% of the Fund's assets in cash and cash equivalents, U.S. Government securities, commercial paper and certain other money market instruments, including repurchase agreements collateralized by the foregoing. We may do this when we think economic and market conditions make it too risky to follow its general investment guidelines.

Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments."

MID CAP VALUE FUND
Fact Sheet
--------------------------------------------------------------------------------

The Mid Cap Value Fund commenced operations on               and has no
investment performance record. However, the Mid Cap Value Fund's investment objectives, policies and strategies are substantially similar to those of the Neuberger & Berman Partners Fund and it is managed in substantially the same manner and by the same individuals as the Neuberger & Berman Partners Fund. The chart below shows the investment performance for the Neuberger & Berman Partners Fund for the period April 1, 1998 through March 31, 1999. The date the Sub-Adviser assumed management of the Neuberger & Berman Partners Fund was January 20, 1975.

Distribution and advisory fees for the Mid Cap Value Fund are higher than the distribution and advisory fees incurred by the Neuberger & Berman Partners Fund. The other fees and expenses incurred by the Mid Cap Value Fund may be higher or lower than the other fees and expenses incurred by the Neuberger & Berman Partners Fund in any given year. See "Performance and Yield Information" in the Statement of Additional Information for a description of the manner in which performance has been calculated. THE PERFORMANCE INFORMATION BELOW IS BASED ON A FUND COMPARABLE TO THE MID CAP VALUE FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE FUND ITSELF.

                      AVERAGE ANNUAL TOTAL RETURN -- FUND

    --------------------------------------------------
         1 YEAR           5 YEAR          10 YEAR
    --------------------------------------------------
         17.95%           21.80%           41.54%
    --------------------------------------------------

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988

                                    [CHART]
                          PERIOD ENDED MARCH 31, 1998

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
Historical returns reflect investment management fees and other operating expenses, if any.

SMALL CAP VALUE FUND
Fact Sheet

-------------------------------------------------
Investment Goal      MAXIMUM LONG-TERM RETURN
                     THROUGH INVESTMENTS IN
                     SECURITIES OF SMALL
                     CAPITALIZATION COMPANIES
-------------------------------------------------
Investment Category  GROWTH

--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC

INVESTMENT SUB-ADVISER

Fiduciary Management Associates, Inc.
Bankers Trust Company

PORTFOLIO MANAGER

Patricia A. Falkowski, President and Chief Investment Officer of FMA has been Portfolio Manager for the actively-managed portion of the Fund's portfolio since the Fund's inception. Ms. Falkowski has been with FMA since 1991.

Frank Salerno, Managing Director-Chief Investment Officer of Quantitative and Equity Index of Bankers Trust, has been the portfolio manager for the passively-managed portion of this Fund's portfolio since the Fund's inception. Mr. Salerno has been with Bankers Trust since 1981.

INVESTMENT OBJECTIVE

Seeks maximum long-term return, consistent with reasonable risk to principal, by investing primarily in common stocks of smaller companies in terms of revenues and/or market capitalization.

INVESTMENT RISK

As described below, this Fund invests in smaller capitalization companies. Some of these companies do not have the financial strength to do well in difficult times.

A portion of this Fund's portfolio is invested in a statistically-selected sampling of the 2000 stocks in the Russell 2000 Index. This part of the Fund's investment portfolio avoids the risks of individual stock selection and seeks to achieve and exceed the return of the smaller-sized company sector of the market. On the average, that return has been positive, but has been negative at certain times. There is no assurance that a positive return will occur in the future.

Because this Fund invests in smaller capitalization stocks, your investment may exhibit greater market value volatility than investments in common stocks of larger companies. Your investment also will experience similar changes in value and share similar risks as stocks included in the Russell 2000 Index, such as market risk and risk associated with investment in foreign securities. For more information about these risks, see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGIES

This Fund invests primarily in common stocks of small capitalization companies. One portion of the Fund's investment portfolio will be actively managed and the other portion will be passively managed. In analyzing and selecting investments for the actively-managed portion of the Fund's investment portfolio, we look for market themes and changes that signal opportunity. We seek companies with lower price-to-earnings ratios, strong cash flow, good credit lines and clean or improving balance sheets. At any given time, this portion of the Fund's investment portfolio will be invested in a diversified group of small capitalization stocks in several industries. The Fund will invest primarily in U.S. companies with seasoned management or a track record as part of a larger company.

The passively-managed portion of the Fund's investment portfolio is comprised of a sampling of stocks in the Russell 2000 Index that, as a group, should reflect its performance. The stocks of the Russell 2000 Value Index to be included in the Fund will be selected utilizing a statistical sampling technique known as "optimization." This process selects stocks for the Fund so that various industry weightings, market capitalizations and fundamental characteristics (e.g. price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the Russell 2000 Value Index. The stocks held by the Fund are weighted to make the Fund's aggregate investment characteristics similar to those of the Index as a whole. Since it may not be possible for this Fund to buy every stock included on this index or in the same proportions, we rely on the aforementioned statistical technique to figure out, of the stocks tracked by the index, how many and which ones to buy.

Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments."

SMALL CAP VALUE FUND
Fact Sheet
--------------------------------------------------------------------------------

We follow the guidelines listed below for making the primary investments for the Fund.

                                  Percent of
       Fund Investments         Fund's Assets*
----------------------------------------------
Small company stocks**          at least 65%
----------------------------------------------
Short-term investments          up to 35%
  Foreign and domestic money
  market instruments,
  certificates of deposit
  bankers' acceptances, time
  deposits, U.S. Government
  obligations, U.S. Government
  agency securities,
  short-term corporate debt
  securities, commercial paper
  rated A-1 or A-2 by S&P or
  Prime-1 or Prime-2 by
  Moody's or, if unrated, of
  comparable quality,
  repurchase agreements
----------------------------------------------
Illiquid securities             up to 15%
----------------------------------------------
Futures and options             up to 20%
----------------------------------------------
Swap agreements                 up to 10%
----------------------------------------------
Warrants***                     up to 5%
----------------------------------------------
Time deposits****               up to 10%
----------------------------------------------
Foreign securities              up to 10%
----------------------------------------------
Investment companies            up to 10%
----------------------------------------------

   * At time of purchase.

  ** This Fund will invest at least 65% of its assets in the stocks of companies whose stock market capitalizations range from $50 million to $1 billion, including stocks in the Russell 2000 Index.

 *** The Fund's investment in warrants will not exceed 2% of its assets with respect to warrants not listed on the New York or American Stock Exchanges.

**** This Fund will invest only in time deposits maturing in two to seven calendar days. The Fund will not purchase time deposits maturing in more than seven days.

SOCIALLY RESPONSIBLE
FUND
Fact Sheet

-------------------------------------------------
Investment Goal      GROWTH THROUGH INVESTMENTS
                     IN STOCKS OF COMPANIES
                     MEETING SOCIAL CRITERIA OF
                     THE FUND
-------------------------------------------------
Investment Category  GROWTH

--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC

PORTFOLIO MANAGER

John W. Mossbarger has been this Fund's portfolio manager and Vice President and Investment Officer of the Series Company since its inception. Since 1992, Mr. Mossbarger has served as Vice President and Investment Officer of American General Series Portfolio Company, a registered, open-end investment company.

INVESTMENT OBJECTIVE

Seeks to obtain growth of capital through investment, primarily in common stocks, in companies which meet the social criteria established for the Fund. The Fund invests only in companies which meet its social criteria. The Fund does not invest in companies that:

  - produce nuclear energy;

  - make military weapons or delivery systems; or

  - engage continuously in practices or produce products that significantly pollute the environment (such products include tobacco products).

INVESTMENT RISK

Most of the companies this Fund invests in are included in the S&P 500 Index. This Fund's degree of market risk is slightly greater than the S&P 500 Index Fund's degree of risk. This is because its investments are more limited by its investment objective. This Fund may also experience market risk, and risks associated with foreign securities. For a discussion of these risks see the S&P 500 Index Fund's Fact Sheet and "A Word About Risk" in this prospectus.

If a company stops meeting the Fund's social criteria after the Fund invested in it, the Fund will sell these investments even if this means the Fund loses money. Also, if the Fund changes its social criteria and the companies the Fund has already invested in no longer qualify, the Fund will sell these investments even if this means the Fund loses money. Social criteria screening will limit the availability of investment opportunities for the Fund more than for funds having no such criteria.

To find out which companies meet the Fund's social criteria, we rely on industry classifications, research services such as the Investor Responsibility Research Center (IRRC), and special magazines and papers that publish this type of information.

Since our definition of social criteria is not "fundamental," the Series Company's Board of Trustees may change it without shareholder approval. When deciding to make changes to the criteria, the Board will consider, among other things, new or revised state laws that govern or affect the investments of public funds. At least once a year, we survey state laws on this issue to look for any new developments. If our survey shows that at least 20 states have adopted laws that restrict public funds from being invested in a clearly definable category of investments, this category is automatically added to our social criteria list.

INVESTMENT STRATEGY

We follow the guidelines listed below for making the primary investments for the Fund.

                                 Percent of
     Fund's Investments        Fund's Assets*
---------------------------------------------
Common stocks of companies     at least 80%
  meeting Fund's social
  criteria
---------------------------------------------
Other types of securities of   up to 20%
  companies meeting social
  criteria including
    Foreign securities
    Preferred stock
    Convertible securities
    High quality money market
    securities and warrants
---------------------------------------------
Futures and options            up to 33%
---------------------------------------------
Illiquid and restricted        up to 10%
  securities
---------------------------------------------

* At time of purchase.

Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments."

SOCIALLY RESPONSIBLE FUND
Fact Sheet
--------------------------------------------------------------------------------

The Socially Responsible Fund commenced operations              and has no
investment performance record. However, the Socially Responsible Fund's investment objectives, policies and strategies are substantially similar to those of the American General Series Portfolio Company Social Awareness Fund ("AGSPC Social Awareness Fund") and it is managed in substantially the same manner and by the same individuals as AGSPC Social Awareness Fund. The chart below shows the historical investment performance for the AGSPC Social Awareness Fund for the period of October 2, 1989 through March 31, 1998. The inception date for the AGSPC Social Awareness Fund was October 2, 1989.

Distribution and advisory fees for the Socially Responsible Fund are higher than the distribution and advisory fees incurred by the AGSPC Social Awareness Fund. The other fees and expenses incurred by the Socially Responsible Fund may be higher or lower than the other fees and expenses incurred by the AGSPC Social Awareness Fund in any given year. See "Performance and Yield Information" in the Statement of Additional Information for a description of the manner in which performance has been calculated. THE PERFORMANCE INFORMATION BELOW IS BASED ON A FUND COMPARABLE TO THE SOCIALLY RESPONSIBLE FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE FUND ITSELF.
                      AVERAGE ANNUAL TOTAL RETURN -- FUND

    --------------------------------------------------
         1 YEAR           5 YEAR          10 YEAR
    --------------------------------------------------
         47.45%           25.67%           19.02%
    --------------------------------------------------

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE OCTOBER 2, 1989

                                    [CHART]
                          PERIOD ENDED MARCH 31, 1998

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
Historical returns reflect investment management fees and other operating expenses, if any.

BALANCED FUND

Fact Sheet

-------------------------------------------------
Investment Goal      CONSERVATION OF PRINCIPAL
                     AND LONG-TERM GROWTH OF
                     CAPITAL AND INCOME THROUGH
                     INVESTMENTS IN FIXED INCOME
                     AND EQUITY SECURITIES
-------------------------------------------------
Investment Category  BALANCED

--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC

INVESTMENT SUB-ADVISER

Capital Guardian Trust Company

PORTFOLIO MANAGER

This Fund is managed using a system of multiple portfolio managers. Under this system, the Fund is divided into segments, which are assigned to individual managers.

INVESTMENT OBJECTIVE

Seeks balanced accomplishment of (i) conservation of principal and (ii) long-term growth of capital and income through investment in fixed income and equity securities.

INVESTMENT RISK

This Fund invests principally in debt securities and stocks. Stock values can rise and fall over long and short periods of time and involve market risks. Like equity securities, debt securities involve certain risks, including interest rate risk, credit risk, market risk and risk associated with foreign securities. This may cause the debt securities that the Fund owns to be worth less than the Fund paid. For a discussion of these risk, see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY

The Fund invests in a combination of debt securities and stock in order to maintain the value of your principal investment and provide you with capital growth and income over the long-term. We select securities for the Fund's portfolio by identifying the stock and debt that represent fundamental values at reasonable prices. We implement this philosophy using a system of portfolio managers, under which a different portfolio manager makes investment decisions for the debt and equity portions of the Fund.

We follow the guidelines listed below for making the primary investments for the Fund.

                             Percent of
    Fund Investments       Fund's Assets*
-------------------------------------------
Fixed income securities   not less than 20%
  Securities rated "A"    not more than 80%
  or
  better by Moody's or
  S&P or of comparable
  investment quality;
  U.S. Government
  securities, mortgage-
  related securities of
  governmental issuers,
  GNMA certificates of
  private issuers,
  collateralized
  mortgage obligations,
  mortgage-backed bonds,
  cash or cash
  equivalents, including
  commercial bank
  obligations and
  commercial paper**
-------------------------------------------
Equity securities***      not less than 20%
-------------------------------------------
High yield debt           not more than 20%
  securities
-------------------------------------------

  * At time of purchase.
 ** These investments will constitute at least 75% of the
    fixed-income securities held by the Fund.
*** Equity securities held by the Fund will be listed on national securities exchanges or in the national over-the-counter market (NASDAQ) and may include American Depository Receipts. We may invest up to 10% of the Fund's assets in the securities of U.S. small-capitalization companies.

Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments."

BALANCED FUND
Fact Sheet
--------------------------------------------------------------------------------

The Balanced Fund commenced operations on               and has no investment
performance record. However, the Balanced Fund's investment objectives, policies and strategies will be substantially similar to those employed by the Sub-adviser with respect to certain discretionary investment accounts managed by the Sub-adviser. The chart below shows the historical investment performance (with the adjustments noted below) for a composite of the Sub-adviser's similar accounts which use the same investment strategy that the Sub-adviser will employ on behalf of the Fund ("Sub-adviser Composite"). The Sub-adviser Composite represents the total return, gross of management fees, of all relevant accounts managed on a discretionary basis by the institutional investment management division of the Sub-adviser. The inception dates of the accounts comprising Sub-adviser Composite range from December 31, 1974 to September 30, 1997.

The discretionary accounts in the Sub-adviser Composite are not subject to the investment limitations, diversification requirements and other restrictions imposed on registered mutual funds by the 1940 Act and the Internal Revenue Code. If the accounts included in the Sub-adviser Composite had been subject to the requirements imposed on mutual funds, their performance might have been lower.

Distribution and advisory fees for the Balanced Fund are higher than the fees and expenses historically incurred by the accounts comprising the Sub-adviser Composite. Consequently, the performance results for the Sub-adviser Composite would have been adversely affected if the Sub-adviser Composite had the same expenses as the Balanced Fund. See "Performance and Yield Information" in the Statement of Additional Information for a description of the manner in which performance has been calculated. THE PERFORMANCE INFORMATION BELOW IS BASED ON A COMPOSITE COMPARABLE TO THE BALANCED FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE FUND ITSELF.
                      AVERAGE ANNUAL TOTAL RETURN -- FUND

    --------------------------------------------------
         1 YEAR           5 YEAR          10 YEAR
    --------------------------------------------------
         30.15%           14.93%           13.54%
    --------------------------------------------------

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988

                                    [CHART]

                          PERIOD ENDED MARCH 31, 1998

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
Historical returns reflect investment management fees and other operating expenses, if any.

DOMESTIC BOND FUND

Fact Sheet

-------------------------------------------------
Investment Goal      HIGH TOTAL RETURN CONSISTENT
                     WITH CONSERVATION OF CAPITAL
                     THROUGH INVESTMENTS IN DEBT
                     SECURITIES
-------------------------------------------------
Investment Category  INCOME

--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC

INVESTMENT SUB-ADVISER

Capital Guardian Trust Company

PORTFOLIO MANAGER

James S. Baker and James R. Mulally serve as the Fund's portfolio managers. Mr. Baker, Vice President and fixed-income portfolio manager of an affiliate of the Sub-adviser, has focused on the application of quantitative valuations to investment grade bonds and portfolios for the Sub-adviser since 1987. Mr. Mulally, Senior Vice President, Director and Chairman of the Sub-adviser's Fixed Income Subcommittee, joined the Sub-adviser in 1980.

INVESTMENT OBJECTIVE

Seeks the highest possible total return consistent with conservation of capital through investment in debt instruments and other income producing securities.

INVESTMENT RISK

The securities the Fund invests in involve certain risks, such as interest rate risk, credit risk, market risk and risk associated with foreign securities. This may cause the debt instruments that the Fund owns to be worth less than what the Fund paid. For a discussion of these risks see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY

The Fund invests in high quality bonds to provide you with the highest possible total return from current income and capital gains while preserving your investment. To increase the Fund's earning potential, we may use a small part of the Fund's assets to make some higher risk investments.

We follow the guidelines listed below for making the primary investments for the Fund.

                                  Percent of
       Fund Investments         Fund's Assets*
----------------------------------------------
Investment grade intermediate   at least 75%
  and long-term corporate
  bonds rated at least A by
  Moody's or S&P** or of
  comparable quality,
  Eurodollar fixed income
  securities***, securities
  issued or guaranteed by the
  U.S. Government****, or the
  Canadian Government,
  interest bearing short-term
  investments, such as
  commercial paper, bankers'
  acceptances, bank
  certificates of deposit and
  other cash equivalents and
  cash
----------------------------------------------
  Other debt obligations        up to 25%
  corporate bonds rated less
    than A by Moody's or S&P,
    mortgage-related
    securities, high yield
    bonds
----------------------------------------------
U.S. Government securities****  up to 100%
----------------------------------------------

   * At time of purchase.
  ** For more information concerning ratings see
     "Description of Corporate Bond Ratings" and "Description of Commercial Paper Ratings" in the Statement of Additional Information.
 *** The Fund currently intends to limit these investments
     to no more than 20% of its total assets.
**** U.S. Government securities are securities issued or guaranteed by the U.S. Government which are supported by (i) the full faith and credit of the U.S. Government, (ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the credit of the issuing government agency or (iv) the discretionary authority of the U.S. Government or GNMA to purchase certain obligations of the agency.

Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments."

DOMESTIC BOND FUND
Fact Sheet
--------------------------------------------------------------------------------

The Domestic Bond Fund commenced operations on               and has no
investment performance record. However, the Domestic Bond Fund's investment objectives, policies and strategies will be substantially similar to those employed by the Sub-adviser with respect to certain discretionary investment accounts managed by the Sub-adviser. The chart below shows the historical investment performance (with the adjustments noted below) for a composite of the Sub-adviser's similar accounts which use the same investment strategy that the Sub-adviser will employ on behalf of the Fund ("Sub-adviser Composite"). The Sub-adviser Composite represents the total return, gross of management fees, of all relevant accounts managed on a discretionary basis by the institutional investment management division of the Sub-adviser. The inception dates of the account comprising Sub-adviser Composite range from December 31, 1972 to March 1, 1998.

The discretionary accounts in the Sub-adviser Composite are not subject to the investment limitations, diversification requirements and other restrictions imposed on registered mutual funds by the 1940 Act and the Internal Revenue Code. If the accounts included in the Sub-adviser Composite had been subject to the requirements imposed on mutual funds, their performance might have been lower.

Distribution and advisory fees for the Domestic Bond Fund are higher than the fees and expenses historically incurred by the accounts comprising the Sub-adviser Composite. Consequently, the performance results for the Sub-adviser Composite would have been adversely affected if the Sub-adviser Composite had the same expenses as the Domestic Bond Fund. See "Performance and Yield Information" in the Statement of Additional Information for a description of the manner in which performance has been calculated. THE PERFORMANCE INFORMATION BELOW IS BASED ON A COMPOSITE COMPARABLE TO THE DOMESTIC BOND FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE FUND ITSELF.

                      AVERAGE ANNUAL TOTAL RETURN -- FUND

-------------------------------------------------------------
       1 YEAR                5 YEAR             10 YEAR
-------------------------------------------------------------
       11.12%                5.98%               8.47%
-------------------------------------------------------------

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988

                                    [CHART]

                          PERIOD ENDED MARCH 31, 1998

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
Historical returns reflect investment management fees and other operating expenses, if any.

MONEY MARKET FUND
Fact Sheet

-------------------------------------------------
Investment Goal      INCOME THROUGH INVESTMENT IN
                     SHORT-TERM MONEY MARKET
                     SECURITIES
-------------------------------------------------
Investment Category  STABILITY

--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC

PORTFOLIO MANAGER

Teresa Moro has been this Fund's portfolio manager and Vice President and Investment Officer of the Series Company since its inception. Since 1991, Ms. Moro has served as Vice President and Investment Officer of American General Series Portfolio Company, a registered investment company.

INVESTMENT OBJECTIVE

Seeks liquidity, protection of capital and current income through investments in short-term money market instruments.

INVESTMENT RISK

The short-term money market securities that this Fund invests in are high quality investments, posing low credit and interest rate risk. The current yield of the Fund will generally go up or down with changes in the level of interest rates. The Fund uses the amortized cost method to value its portfolio securities and tries to keep its net asset value at $1.00 per share. There can be no assurance that the net asset value will be $1.00 per share at all times.

Because the risk to the money you invest is low, the potential for profit is also low. The Fund may experience risks including interest rate risk, market risk, credit risk and risk associated with foreign securities. For a discussion of these risks, see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY

The Fund invests in short-term money market securities to provide you with liquidity, protection of your investment and current income. We use 95% of the Fund's assets to buy short-term securities that are rated within the highest rating category for short term debt obligations by at least two nationally recognized rating services or unrated securities of comparable investment quality. These eligible securities must mature in 13 months or less and the Fund must have a dollar-weighted average portfolio maturity of 90 days or less. These practices are designed to minimize any fluctuation in the value of the Fund's portfolio.

The investments this Fund may buy include:

  - Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities

  - Certificates of deposit and other obligations of domestic banks that have total assets in excess of $1 billion

  - Commercial paper sold by corporations and finance companies

  - Corporate debt obligations with remaining maturities of 13 months or less

  - Repurchase agreements

  - Money market instruments of foreign issuers payable in U.S. dollars (limited to no more than 20% of the Fund's net assets)

  - Asset-backed securities

  - Loan participations

  - Adjustable rate securities

  - Illiquid and restricted securities (including Rule 144A Securities)*
---------------

*limited to 10% of the Fund's net assets

Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments."

MONEY MARKET FUND

Fact Sheet
--------------------------------------------------------------------------------

                      AVERAGE ANNUAL TOTAL RETURN -- FUND

-----------------------------------------------------------
       1 YEAR               5 YEAR            10 YEAR
-----------------------------------------------------------
        5.24%               4.51%              5.42%
-----------------------------------------------------------

                     VALUE AT MONTHLY INTERVALS OF $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988

                                    [CHART]
                          PERIOD ENDED MARCH 31, 1998

GROWTH LIFESTYLE FUND
Fact Sheet

-------------------------------------------------
Investment Goal      GROWTH THROUGH INVESTMENTS
                     IN SERIES COMPANY FUNDS
-------------------------------------------------
Investment Category  LIFESTYLE

--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC

PORTFOLIO MANAGER

The Fund is managed by a team led by William Trimbur, Jr. Mr. Trimbur has been this Fund's portfolio manager and Vice President and Investment Officer of the Series Company since its inception. Since 1987, Mr. Trimbur has served as Vice President and Investment Officer of American General Series Portfolio Company, a registered investment company.

INVESTMENT OBJECTIVE

Seeks growth through investments in Series Company Funds. This Fund is suitable for investors seeking the potential for capital growth that a fund investing predominately in common stocks may offer.

INVESTMENT RISK

The Fund allocates its assets among nine of the Series Company Funds. The allocation among the different Series Company Funds is designed to achieve the Fund's investment objective and reduce risk.

The Fund's performance is directly related to the performance of the Series Company Funds in which it invests. Changes in the net asset values of the underlying Series Company Funds affect this Fund's net asset value. Also, the Fund's ability to meet its investment objective depends upon the ability of the underlying Series Company Funds to meet their investment objective.

Investment in the Series Company Funds involves manager risk. The securities that Series Company Funds invest in involve market risk, credit risk, interest rate risk and risk associated with foreign investments. For a discussion of these risks, see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY

This Fund is managed so that it can serve as a complete investment program for you or as a core part of your larger portfolio. We intend to allocate the Fund's assets among the Series Company Funds as follows:

American General International         15%
  Value Fund
American General International         15%
  Growth Fund
American General Small Cap             10%
  Value Fund
American General Small Cap             10%
  Growth Fund
American General Mid Cap                8%
  Value Fund
American General Mid Cap                7%
  Growth Fund
American General Large Cap             13%
  Growth Fund
American General Large Cap             12%
  Value Fund
American General Domestic              10%
  Bond Fund

MODERATE GROWTH
LIFESTYLE FUND
Fact Sheet

-------------------------------------------------
Investment Goal      GROWTH AND CURRENT INCOME
                     THROUGH INVESTMENTS IN
                     SERIES COMPANY FUNDS
-------------------------------------------------
Investment Category  LIFESTYLE

--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC

PORTFOLIO MANAGER

The Fund is managed by a team led by William Trimbur, Jr. Mr. Trimbur has been this Fund's portfolio manager and Vice President and Investment Officer of the Series Company since its inception. Since 1987, Mr. Trimbur has served as Vice President and Investment Officer of American General Series Portfolio Company, a registered investment company.

INVESTMENT OBJECTIVE

Seeks growth and current income through investments in Series Company Funds. This Fund is suitable for investors who wish to invest in stocks, but who are not willing to assume the substantial market risks of the Lifestyle Growth Fund.

INVESTMENT RISK

The Fund allocates its assets among nine of the Series Company Funds. The allocation among the different Series Company Funds is designed to achieve the Fund's investment objective and reduce risk.

The Fund's performance is directly related to the performance of the Series Company Funds in which it invests. Changes in the net asset values of the underlying Series Company Funds affect this Fund's net asset value. Also, the Fund's ability to meet its investment objective depends upon the ability of the underlying Series Company Funds to meet their investment objective.

Investment in the Series Company Funds involves manager risk. The securities that Series Company Funds invest in involve market risk, credit risk, interest rate risk and risk associated with foreign investments. For a discussion of these risks, see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY

This Fund is managed so that it can serve as a complete investment program for you or as a core part of your larger portfolio. We intend to allocate the Fund's assets among the Series Company Funds as follows:

American General International          8%
  Value Fund
American General International          7%
  Growth Fund
American General Small Cap              8%
  Value Fund
American General Small Cap              7%
  Growth Fund
American General Mid Cap                6%
  Value Fund
American General Mid Cap                6%
  Growth Fund
American General Large Cap             15%
  Growth Fund
American General Large Cap             15%
  Value Fund
American General Domestic              25%
  Bond Fund

CONSERVATIVE GROWTH
LIFESTYLE FUND
Fact Sheet

-------------------------------------------------
Investment Goal      CURRENT INCOME AND LOW TO
                     MODERATE GROWTH THROUGH
                     INVESTMENTS IN SERIES
                     COMPANY FUNDS
-------------------------------------------------
Investment Category  LIFESTYLE

--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC

PORTFOLIO MANAGER

The Fund is managed by a team led by William Trimbur, Jr. Mr. Trimbur has been this Fund's portfolio manager and Vice President and Investment Officer of the Series Company since its inception. Since 1987, Mr. Trimbur has served as Vice President and Investment Officer of American General Series Portfolio Company, a registered investment company.

INVESTMENT OBJECTIVE

Seeks current income and low to moderate growth of capital through investments in Series Company Funds.

INVESTMENT RISK

The fund allocates its assets among nine of the Series Company Funds. The allocation among the different Series Company Funds is designed to achieve the Fund's investment objective and reduce risk.

The Fund's performance is directly related to the performance of the Series Company Funds in which it invests. Changes in the net asset values of the underlying Series Company Funds affect this Fund's net asset value. Also, the Fund's ability to meet its investment objective depends upon the ability of the underlying objectives.

Investment in the Series Company Funds involves manager risk. The securities that Series Company Funds invest in involve market risk, credit risk, interest rate risk and risk associated with foreign investments. For a discussion of these risks, see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY

This Fund is managed so that it can serve as a complete investment program for you or as a core part of your larger portfolio. We intend to allocate the Fund's assets among the Series Company Funds as follows:

American General International          5%
  Value Fund
American General International          5%
  Growth Fund
American General Small Cap              5%
  Value Fund
American General Small Cap              5%
  Growth Fund
American General Mid Cap                5%
  Value Fund
American General Mid Cap                5%
  Growth Fund
American General Large Cap             15%
  Growth Fund
American General Large Cap             15%
  Value Fund
American General Domestic              40%
  Bond Fund

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

STOCKS -- also called equity securities

If you own a share of stock, you own a part of the company that issued it. Companies sell stock to get the money they need to grow.

Generally, there are three types of stocks:

Common stock -- Each share of common stock represents a part of the ownership of the company. The holder of common stock participates in the growth of the company through increasing stock price and receipt of dividends. If the company runs into difficulty, the stock price can decline and dividends may not be paid.

Preferred stock -- Each share of preferred stock allows the holder to get a set dividend before the common stock shareholders receive any dividends on their shares.

Convertible preferred stock -- A stock with a set dividend which the holder may exchange for a certain amount of common stock.

All of the Funds except the Lifestyle Funds, the Money Market Fund and the Domestic Bond Fund, may invest in common, preferred, and convertible preferred stock in accordance with their investment strategies.

Stocks are not the only type of equity securities. More information about other types of equity securities in which certain Funds may invest is contained in the Statement of Additional Information.

BONDS -- also called debt securities

Bonds are sold by governments on the local, state, and federal levels, and by companies. There are many different kinds of bonds. For example, each bond issue has specific terms. U.S. Government bonds are guaranteed to pay interest and principal by the federal government. Revenue bonds are usually only paid from the revenue of the issuer. An example of that would be an airport revenue bond. Debentures are a very common type of corporate bond (a bond sold by a company). Payment of interest and return of principal is subject to the company's ability to pay. Convertible bonds are corporate bonds that can be exchanged for stock. The types of bonds that most Funds may invest in include, but are not limited to: U.S. Government bonds and investment grade corporate bonds (the Mid Cap Value Fund, the Balanced Fund and the Domestic Bond Fund may also invest in below investment grade bonds). For a description of investment grade bonds see "A Word about Risk -- Market Risk" in this prospectus.

Investing in a bond is like making a loan for a fixed period of time at a fixed interest rate. During the fixed period, the bond pays interest on a regular basis. At the end of the fixed period, the bond matures and the investor usually gets back the principal amount of the bond. Fixed periods to maturity are categorized as short term (generally less than 12 months), intermediate (one to 10 years), and long term (10 years or more). Commercial paper is a specific type of corporate or short term note. In fact, it's very short term, being paid in less than 270 days. Most commercial paper matures in 50 days or less.

Bonds rated Ba or B by Moody's and S&P (generally known as lower-medium and lower-quality bonds) are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and principal in accordance with the terms of the obligation. While such bonds will likely have some quality and protective characteristics, these are outweighed by uncertainties or risk exposures to adverse conditions. Lower-medium and lower-quality bonds may be more susceptible to real or perceived adverse economic and individual corporate developments than would investment grade bonds.

For example, a projected economic downturn or the possibility of an increase in interest risk bond prices because such an event might lessen the ability of highly leveraged high yield issuers to meet their principal and interest payment obligations, meet projected business goals, or obtain additional financing. In addition, the secondary trading market for lower-medium and lower-quality bonds may be less liquid than the market for investment grade bonds. This potential lack of liquidity may make it more difficult to accurately value certain of these lower-grade portfolio securities.

Asset-Backed Securities

Asset-backed securities are bonds or notes that are normally supported by a specific property. If the issuer fails to pay the interest or return the principal when the bond matures, then the issuer must give the property to the bondholders or noteholders. All of the Funds in this prospectus, except the Lifestyle Funds and the Mid Cap Value Fund, may invest in asset-backed securities. Examples of assets supporting asset-backed securities include credit card receivables, retail installment loans, home equity loans, auto loans, and manufactured housing loans.

Loan Participations

A loan participation is an investment in a loan made to a U.S. company that is secured by the company's assets. The assets must be, at all times, worth enough money to cover the balance due

ISSUED means the
Company (ISSUER) sold it
originally to the public.

For more information
about BONDS AND RATINGS
OF BONDS, see the
Statement of Additional
Information.

For more information about
ASSET-BACKED SECURITIES
see the Statement of
Additional Information.

--------------------------------------------------------------------------------

on the loan. Major national and regional banks make loans to companies and then sell the loans to investors. These banks don't guarantee the companies will pay the principal and interest due on the loans.

All the Funds in this prospectus, other than the Lifestyle Funds and the Mid Cap Value Fund, may invest in loan participations.

VARIABLE AMOUNT DEMAND MASTER NOTES

The Large Cap Value Fund, the Mid Cap Value Fund, the Balanced Fund and the Domestic Bond Fund may invest in variable amount demand master notes. Variable amount master demand notes are unsecured obligations that are redeemable upon demand and are typically unrated. These instruments are issued pursuant to written agreements between their issuers and holders. The agreements permit the holders to increase (subject to an agreed maximum) and the holders and issuers to decrease the principal amount of the notes, and specify that the rate of interest payable on the principal fluctuates according to an agreed formula.

STRUCTURED SECURITIES

The value of the principal of and/or interest on such securities is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, result in the loss of a Fund's investment.

The Balanced Fund and the Domestic Bond Fund may invest in structured securities.

REAL ESTATE SECURITIES

All of the Funds in this prospectus, except the Lifestyle Funds and the Domestic Bond Fund, may invest in real estate securities. Real estate securities are securities issued by companies that invest in real estate or interests therein. Certain Funds also may invest in real estate investment trusts ("REITs"). REITs are generally publicly traded on the national stock exchanges and in the over-the-counter market and have varying degrees of liquidity. More information about REITs and real estate securities generally is contained in the Statement of Additional Information.

ILLIQUID AND RESTRICTED SECURITIES

An illiquid security is one that may not be frequently traded. If it must be sold quickly, it may have to be sold at a loss. For example, if a fund owns a stock that is not sold very often and the fund needs to sell this stock quickly, it may have to offer the investment at a low price for someone to buy it.

A restricted security is one that has not been registered with the SEC and therefore can't be sold in the public market. Restricted securities do include securities eligible for resale under Rule 144A of the Securities Act of 1933. Some Rule 144A securities may be liquid as determined by VALIC or a Sub-adviser. For more information about Rule 144A securities see the Statement of Additional Information. These investments can be very risky because the Fund's ability to sell a restricted stock is very limited.

All the Funds, except the Lifestyle Funds, may buy illiquid and restricted securities, but are restricted as to how much money they may invest in them. See "Limitations" below.

DEPOSITORY RECEIPTS

All of the Funds in this prospectus, except the Lifestyle Funds may invest in ADRs. ADRs are certificates issued by a United States bank or trust company and represent the right to receive securities of a foreign issuer deposited in a domestic bank or foreign branch of a United States bank.

EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. bank. We consider ADRs, EDRs and GDRs to be foreign securities. The International Growth Fund, the Small Cap Growth Fund, the International Value Fund and the Mid Cap Value Fund may invest in EDRs and GDRs. The Large Cap Growth Fund may invest in GDRs but may not invest in EDRs.

INVESTMENT FUNDS

Some countries have laws and regulations that currently preclude direct foreign investment in the securities of their companies. However, indirect foreign investment in the securities of companies listed and traded on the stock exchanges in these countries is permitted through investment funds which have been specifically authorized. The International Growth Fund, the Large Cap Growth Fund, the Small Cap Growth Fund, the International Value Fund and the Mid Cap Value Fund may invest in investment funds.

FOREIGN CURRENCY

All of the Funds, except the Lifestyle Funds, the S&P 500 Index Fund, the Mid Cap Index Fund, the Small Cap Index Fund, the Large Cap Value Fund, the Small Cap Value Fund, the Large Cap Growth Fund, the Mid Cap Growth Fund, the Small Cap Growth Fund, the Balanced Fund, the Domestic Bond Fund and the Money Market Fund, may buy and sell foreign currencies the same way they buy and sell other investments. Funds buy foreign currencies when they believe the value of the currency will

For more information
about LOAN PARTICIPANTS
see the Statement
of Additional Information.

For more information
about ILLIQUID AND RESTRICTED
SECURITIES see the
Statement of Additional Information.

For more information
about FOREIGN CURRENCY
EXCHANGE TRANSACTIONS, see
the Statement of
Additional Information.

For more information
about REAL ESTATE
SECURITIES, see the Statement
of Additional Information.

--------------------------------------------------------------------------------

increase. If it does increase, they sell the currency for a profit. If it decreases they will experience a loss. Generally, the International Growth Fund and the International Value Fund may also buy and sell foreign currencies to settle transactions for foreign securities bought or sold in the Fund.

The Funds, except the Lifestyle Funds, the S&P 500 Index Fund, the Mid Cap Index Fund, the Small Cap Index Fund, the Large Cap Value Fund, the Small Cap Value Fund, the Large Cap Growth Fund, the Mid Cap Growth Fund, the Small Cap Growth Fund, the Balanced Fund, the Domestic Bond Fund and the Money Market Fund, may purchase forward foreign currency exchange contracts to protect against a decline in the value of the U.S. dollar, to effect cross-hedges involving two non-U.S. currencies, or for, settlement purposes.

WHEN-ISSUED SECURITIES

When-issued securities are those investments that have been announced by the issuer and will be on the market soon. The Funds negotiate the price with a broker before it goes on the market. If the security ends up selling on the market at a lower price than negotiated, the Funds may have a loss. If it sells at a higher price, the Funds may have a profit. All of the Funds, other than the Lifestyle Funds, the Small Cap Growth Fund, the Money Market Fund and the Mid Cap Value Fund, may buy when-issued securities in accordance with their investment strategy.

MONEY MARKET SECURITIES

All of the Funds may invest part of their assets in high quality money market securities payable in U.S. dollars. A listing of the types of money market securities in which the Money Market Fund may invest in is in that Fund's Fact Sheet. A money market security is high quality when it is rated in one of the two highest credit categories by Moody's or S&P or another nationally recognized rating service or if unrated, deemed high quality by VALIC or a Sub-adviser.

These high quality money market securities may include:

  - Cash and cash equivalents

  - Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities

  - Certificates of deposit and other obligations of domestic banks having total assets in excess of $1 billion

  - Commercial paper sold by corporations and finance companies

  - Corporate debt obligations with remaining maturities of 13 months or less

  - Repurchase agreements, money market securities of foreign issuers if payable in U.S. dollars, asset-backed securities, loan participations, and adjustable rate securities

INVESTMENT COMPANIES

Certain of the Funds may invest in the securities of other open-end or closed-end investment companies. Under the 1940 Act, a Fund may invest no more than 5% of its total assets in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. A Fund will indirectly bear its proportionate share of any management fees paid by an investment company in which it invests.

The International Growth Fund, the Large Cap Growth Fund, the Large Cap Value Fund, the Mid Cap Value Fund, the Small Cap Growth Fund, and the Small Cap Value Fund each may invest in investment company securities in accordance with its investment objectives.

DERIVATIVES

Unlike stocks and bonds that represent actual ownership of that stock or bond, derivatives are investments which "derive" their value from securities issued by a company, government, or government agency. In certain cases, derivatives may be purchased for non-speculative investment purposes or to protect ("hedge") against a change in the price of the underlying security. There are some investors who take higher risk ("speculate") and buy derivatives to profit from a change in price of the underlying security. We may purchase derivatives to hedge the investment portfolios and to earn additional income in order to help achieve the Funds' objectives. Generally, we do not buy derivatives to speculate.

The Funds, other than the Lifestyle Funds, the Money Market Fund, the Mid Cap Growth Fund and the International Growth Fund may buy and sell derivatives, such as futures and/or options.

Options

An option is the right to buy or sell any type of investment for a preset price over a specific period of time.

Call Option

For example, you can buy an option from Mr. Smith that gives you the right to buy 10 shares of stock X at $25.00 per share anytime between now and six weeks from now. You believe stock X will be selling for more than $25.00 per share between now and then. Mr. Smith believes it won't be. If you exercise this option before it expires, Mr. Smith must sell you 10 shares of stock X at $25.00 per share.

For more information
about WHEN-ISSUED SECURITIES,
see the Statement
of Additional Information.

For more information about
MONEY MARKET SECURITIES OF
FOREIGN ISSUERS the Funds
may purchase, see the
Statement of Additional
Information.

For more information on put
and call options AND FINANCIAL
FUTURES CONTRACTS AND OPTIONS, see
the Statement of Additional
information.

--------------------------------------------------------------------------------

On the other hand, you can sell an option to Mr. Smith that gives him the right to buy 10 shares of stock X at $25.00 per share anytime between now and six weeks from now. You believe stock X will be selling for less than $25.00 per share between now and then. Mr. Smith believes it won't be. If he exercises this option before per share anytime between now and six weeks from now. In this example, you believe stock X will be selling for less than $25.00 per share between now and then. Mr. Smith thinks it will be selling for more.

Put Option

Or, you can buy an option from Mr. Smith that gives you the right to sell him 10 shares of X stock at $25.00 per share anytime between now and six weeks from now. In this example, you believe stock X will be selling for less than $25.00 per share between now and then. Mr. Smith thinks it will be selling for more.

Or, you can sell an option to Mr. Smith that gives him the right to sell to you 10 shares of X stock at $25.00 per share anytime between now and six weeks from now. In this example, he believes stock X will be selling for less than $25.00 per share between now and then.

The Funds use stock and bond futures to invest cash and cash equivalents. When certain levels are reached the Fund will sell the futures and buy stocks or bonds.

All of the Funds except the Lifestyle Funds, the Money Market Fund, the Mid Cap Growth Fund and the International Growth Fund may invest in one or more of the following types of futures and options:

  - Write exchange traded covered put and call options on securities and stock indices.

  - Purchase exchange traded put and call options on securities and stock indices.

  - Purchase and sell exchange traded financial futures contracts.

  - Write covered call options and purchase exchange traded put and call options on financial futures contracts.

  - Write covered call options and purchase non-exchange traded call and put options on financial futures contracts.

The International Value Fund, the Large Cap Value Fund and the Small Cap Growth Fund may write and purchase put and call options on securities and stock indices that are not traded on an exchange.

SWAP AGREEMENTS

Swap agreements are contracts between parties in which one party agrees to make payments to the other party based on the change in market value of a specified index or asset. In return, the other party agrees to make payments to the first party based on the return of a different specified index or asset. Additional information about swap agreements is contained in the Statement of Additional Information.

The Small Cap Value Fund, the Small Cap Growth Fund and the Small Cap Index Fund may enter into swap agreements.

WARRANTS AND RIGHTS

Warrants and rights are instruments which entitle the holder to buy underlying equity securities at a specific price for a specific period of time. A warrant tends to be more volatile than its underlying securities and ceases to have value if it is not exercised prior to its expiration date. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying securities.

The International Growth Fund, the Large Cap Value Fund, the Large Cap Growth Fund, the Small Cap Value Fund, the International Value Fund, the Balanced Fund, the Domestic Bond Fund, the Small Cap Growth Fund and the Small Cap Index Fund are authorized to use warrants or rights.

REPURCHASE AGREEMENTS

A repurchase agreement requires the seller of the security to buy it back at a set price at a certain time. If a Fund enters into a repurchase agreement, it is really making a short term loan (usually for one day to one week). The Funds may enter into repurchase agreements only with well-established securities dealers or banks that are members of the Federal Reserve System. All the Funds in this prospectus may invest in repurchase agreements.

The risk in a repurchase agreement is the failure of the seller to be able to buy the security back. If the value of the security declines, the Fund may have to sell at a loss.

A repurchase agreement of more than 7 days duration is illiquid. A discussion of repurchase agreements, illiquid securities and Fund limitations is contained in the Statement of Additional Information.

A WORD ABOUT RISK

There are five basic types of investment risk you may be subject to:

  - Market Risk

  - Credit (Financial) Risk

For more information about
REPURCHASE AGREEMENTS, see the
Statement of Additional Information.

For more information about
SWAP AGREEMENTS, see the
Statement of Additional Information.

--------------------------------------------------------------------------------

  - Interest Rate Risk

  - Risk Associated with Foreign Securities

  - Manager Risk (Lifestyle Funds only)

Generally stocks are considered to be subject to market risk, while debt securities, such as U.S. government bonds and money market securities are subject to interest rate risk. Other debt securities, such as corporate bonds, involve both interest rate and credit (financial) risk. Lastly, risks associated with foreign securities can involve political, currency and limited information risks. Each of these types of investment risks is discussed below.

Market Risk

Market risk refers to the loss of capital resulting from changes in the prices of investments. For example, market risk occurs when expectations of lower corporate profits in general cause the broad market of stocks to fall in price. When this happens, even though a company is experiencing growth in profits, the price of its stock could fall.

Credit (Financial) Risk

Credit risk refers to the risk that the issuer of a bond may default or be unable to pay interest or principal due on a bond.

To help the Funds' Investment Adviser or Sub-advisers decide which U.S. corporate and foreign bonds to buy, they rely on Moody's and S&P (two nationally recognized bond rating services), and on VALIC's and/or a Subadviser's own research. This research lowers the risk of buying a bond of a company that may not pay the interest and principal on the bond.

Certain of the Funds in this prospectus may buy bonds that are rated as investment grade. There are four different levels of investment grade, from AAA to BBB; see Description of Corporate Bond Ratings in the Statement of Additional Information. All bonds with these ratings are considered to have adequate ability to pay interest and principal.

All of the Funds in this prospectus may buy bonds issued by the U.S. Government. The U.S. Government guarantees it will always pay principal and interest.

Interest Rate Risk

Interest rate risk refers to the risk that fluctuations in interest rates may affect the value of interest paying securities in a Fund. If a fund sells a bond before it matures, it may lose money, even if the bond is guaranteed by the U.S. Government. Say, for example, a fund bought an intermediate government bond last year that was paying interest at a fixed rate of 6%. Now, intermediate government bonds are paying interest at a rate of 7%. If the fund wants to sell the bond paying 6%, it will have to sell it at a discount (and realize a loss) to attract buyers because they can buy new bonds paying 7% interest.

Manager Risk

The Lifestyle Funds, which do not hold securities directly, are subject to manager risk, which is the possibility that the portfolio managers of the underlying Funds may fail to execute the underlying Funds' investment strategies effectively. As a result, the Lifestyle Funds may fail to meet their stated objectives.

Risk Associated with Foreign Securities

Certain Funds may, subject to limits stated in the Fund's Fact Sheet, invest in foreign securities including ADRs and securities of companies domiciled in emerging market countries. A foreign security is a security issued by an entity domiciled or incorporated outside of the U.S.

Among the principal risks of owning foreign securities:

Political risk -- the chance of a change in government and the assets of the company being taken away.

Currency risk -- a change in the value of the foreign currency compared to the dollar. If the foreign currency declines in value, your investment valued in U.S. dollars will decline even if the value of the foreign stock or bond is unchanged.

Limited information -- foreign companies generally are not regulated to the degree U.S. companies are and may not report all of the information we are used to getting. To minimize taxes they may not report some income or they may report higher expenses.

INVESTMENT PRACTICES

Limitations

Each Fund has limitations on the percentage of its assets that it may allocate to certain investments.

These limits are determined by the Fund's investment objectives and risk level. For example, the S&P 500 Fund's investment goal is growth through investments tracking the S&P 500 Index, an index that includes stocks of domestic and foreign companies. As a result, this Fund may invest no more than 20% of its assets in stocks that are not part of the S&P 500 Index.

Some Funds are restricted from buying certain types of investments altogether. For example, the Money Market Fund may not invest in futures and options.

Each Fund's limitations are shown in the Investment Strategy section of its Fact Sheet.

For more information about
FOREIGN SECURITIES AND EMERGING
MARKETS, see the Statement
of Additional Information.

For more information about
INVESTMENT LIMITATIONS, see the
Statement of Additional
Information.

--------------------------------------------------------------------------------

Lending Portfolio Securities

Each Fund, except the Lifestyle Funds, may lend its investment securities to broker-dealers and other financial institutions to earn more money for the Fund. Assets are placed in a special account by the borrower to cover the market value of the securities on loan. The assets serving as collateral for the loan are valued daily.

A risk of lending portfolio investments is that there may be a delay in the Fund getting its investments back when a loaned security is sold.

The Funds will only make loans to broker-dealers and other financial institutions approved by its Custodian, as monitored by VALIC and authorized by the Board of Trustees.

For more information about
LENDING PORTFOLIO SECURITIES, see
the Statement of Additional Information.

ABOUT THE SERIES COMPANY
--------------------------------------------------------------------------------

SERIES COMPANY SHARES

The Series Company is an open-end mutual fund and may offer shares of the Funds for sale at any time. The Series Company was organized on March 16, 1998, under the laws of the state of Delaware as a business trust, and presently is authorized to sell 18 series. Each of these series is authorized to issue an unlimited number of shares of beneficial interest, par value $0.01 per share, divided into class. Each Fund currently offers five classes of shares, designated Class A shares, Class B shares, Class C shares, Institutional Class I shares and Institutional Class II shares. Other classes may be established from time to time in accordance with provisions of the Series Company's Declaration of Trust.

Each class of shares represents an interest in the same assets of a Fund and generally are identical in all respects except that each class bears certain distribution expenses and has exclusive voting rights with respect to its distribution fee, if any. Except as described herein, there are no conversion, preemptive or other subscription rights. In the event of liquidation, each of the shares of a Fund is entitled to its portion of all of the Fund's net assets after all debts and expenses of the Fund have been paid. Since Class B and Class C shares pay higher distribution fees and transfer agent costs, the liquidation proceeds to Class B and Class C shareholders are likely to be lower than to other shareholders.

The Series Company does not contemplate holding regular meetings of shareholders to elect Trustees or otherwise. However, the holders of 10% or more of the outstanding shares may by written request require a meeting to consider the removal of Trustees by a vote of two-thirds of the shares then outstanding cast in person or by proxy at such meeting. The Series Company will assist such holders in communicating with other shareholders of the Series Company to the extent required by the 1940 Act. More detailed information concerning the Series Company is set forth in the Statement of Additional Information.

The Series Company's Declaration of Trust provides that no Trustee, officer or shareholder of the Series Company shall be held to any personal liability, nor shall resort be had to their private property for the satisfaction of any obligation or liability of the Series Company but the assets of the Fund only shall be liable.

TYPES OF ACCOUNTS

The different ways to set up an account with the Distributor are listed below.

INDIVIDUAL OR JOINT TENANT

Individual accounts are owned by one person. Joint accounts can have two or more owners (tenants).

RETIREMENT

Retirement plans provide individuals with tax-advantaged ways to save for retirement, either with tax-deductible contributions or tax-free growth. Retirement accounts require special applications and typically have lower minimums.

  - TRADITIONAL INDIVIDUAL RETIREMENT ACCOUNTS (IRAS) allow individuals under age 70 1/2 to invest up to $2,000 per tax year. Married couples can contribute up to $4,000 per tax year, provided no more than $2,000 is contributed on behalf of either spouse. (These limits are aggregated for Traditional and Roth IRAs.) Contributions may be tax deductible, subject to certain income limits.

  - ROTH IRAS allow individuals to make non-deductible contributions of up to $2,000 per tax year. Married couples can contribute up to $4,000 per tax year, provided no more than $2,000 is contributed on behalf of either spouse. (These limits are aggregated for Traditional and Roth IRAs.) Eligibility is subject to certain income limits. Qualified distributions are tax free.

  - ROTH CONVERSION IRAS allow individuals with assets held in a Traditional IRA or Rollover IRA to convert those assets to a Roth Conversion IRA. Eligibility is subject to certain income limits. Qualified distributions are tax-free.

  - ROLLOVER IRAS help retain special tax advantages for certain eligible rollover distributions from employer-sponsored retirement plans.

  - PROFIT SHARING OR MONEY PURCHASE PENSION PLANS (KEOGHS) allow self-employed individuals or small business owners to make tax-deductible contributions for themselves and any eligible employees.

  - SIMPLIFIED EMPLOYEE PENSION PLANS (SEP-IRAS) provide small business owners or those with self-employment income (and their eligible employees) with many of the same advantages as a Keogh, but with fewer administrative requirements.

  - SALARY REDUCTION SEP-IRAS (SARSEPS) allow small businesses with 25 or fewer employees to contribute a percentage of their wages on a tax-deferred basis. These plans must have been established by the employer prior to January 1, 1997.

VALIC INVESTMENT
SERVICES COMPANY
(the Distributor) acts as the
Series Company's
distributor.

--------------------------------------------------------------------------------

  - SIMPLE IRAS provide small business owners and those with self-employment income (and their eligible employees) with many of the advantages of a 401(k) plan, but with fewer administrative requirements.

  - 403(B) CUSTODIAL ACCOUNTS are available to employees of 501(c)(3) tax-exempt institutions, including schools, hospitals, and other charitable organizations.

  - 401(K) PLANS allow employees of organizations of all sizes to contribute a percentage of their wages on a tax-deferred basis. These accounts need to be established by the trustee of the plan.

  - DEFERRED COMPENSATION PLANS (457 PLANS) are available to employees of most state and local governments and their agencies and to employees of tax-exempt institutions.

GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)

These custodial accounts provide a way to give money to a child and obtain tax benefits. An individual can give up to $10,000 a year per child without paying federal gift tax. Depending on state laws, you can set up a custodial account under the Uniform Gifts to Minors Act (UGMA) or the Uniform Transfers to Minors Act (UTMA).

TRUST

The trust must be established before an account can be opened.

BUSINESS OR ORGANIZATION

For investment needs of corporations, associations, partnerships, or other groups require a special application.

SALES ARRANGEMENTS

The Series Company offers three classes of Fund shares to you on a continuous basis through the Distributor, an affiliate of VALIC.

  - CLASS A SHARES. An investor who purchases Class A shares pays a sales charge at the time of purchase. Class A shares are not subject to any charges when they are redeemed. However, certain purchases of Class A shares qualify for reduced sales charges. Class A shares are subject to an ongoing service fee at an annual rate of 0.25% of each Fund's aggregate average daily net assets attributable to Class A shares. See "Purchase and Redemption of Shares" and "Distribution and Service Plans."

  - CLASS B SHARES. Class B shares are sold without an initial sales charge but are subject to a contingent deferred sales charge ("CDSC") if redeemed within a specified period after purchase. Class B shares provide an investor the benefit of putting all the investor's dollars to work from the time the investment is made. Class B shares are subject to an ongoing distribution fee at an annual rate of 0.75% and a service fee at an annual rate of 0.25% of each Fund's aggregate average daily net assets attributable to Class B shares. As a result of the distribution fee that Class B shares pay, Class B shares have a higher expense ratio and pay lower dividends than Class A shares. Class B shares convert automatically to Class A shares eight years after the end of the calendar month in which a shareholder's order to purchase was accepted. See "Purchase and Redemption of Shares," "Distribution and Service Plans," and "Conversion Feature."

  - CLASS C SHARES. An investor who purchases Class C shares pays no initial sales charge but is subject to a CDSC if the investor redeems Class C shares within one year of the date of purchase. Class C shares are subject to an ongoing distribution fee at an annual rate of 0.75% and a service fee at an annual rate of 0.25% of each Fund's aggregate average daily net assets attributable to Class C shares. As a result of the distribution fee that Class C shares pay, Class C shares have a higher expense ratio and pay lower dividends than Class A shares. See "Purchase and Redemption of Shares" and "Distribution and Service Plans."

  - CONVERSION FEATURE. Class B shares will convert automatically to Class A shares eight years after the shares were purchased and will no longer be subject to the distribution fee. The conversion will be based on the net asset values of Class B and Class A shares, respectively. Class B shares acquired through the reinvestment of dividends will be held in a separate sub-account. Each time Class B shares (other than those in the sub-account) convert to Class A shares, an equal pro rata portion of the Class B shares in the sub-account will also convert to Class A shares.

WHICH ARRANGEMENT IS BEST FOR YOU? The decision as to which class of shares provides a more suitable investment for an investor depends on a number of factors, including the amount and intended length of the investment. Investors making investments that qualify for reduced sales charges might consider Class A shares. Investors who prefer not to pay an initial sales charge might consider Class B or Class C shares. Orders for Class B shares for [$500,000] or more will be treated as orders for Class A shares or declined. Orders for Class C shares for $1 million or more will be treated as orders for Class A shares or declined. Shares of a Series Company Fund may

--------------------------------------------------------------------------------

only be exchanged for shares of the same class of another Series Company Fund. For more information about these sales arrangements, consult the Distributor.

[With respect to the Money Market Fund, unless you intend to exchange your Fund shares for Class B or Class C shares of other Series Company Funds, you should purchase the Fund's Class A shares because there is no distribution fee. Even if you intend to exchange your Fund shares for Class B or Class C shares of other Series Company Funds you may prefer to purchase Class A shares of such Fund and then redeem those shares and use the proceeds to purchase Class B or Class C shares of other Service Company Funds.]

PURCHASE AND REDEMPTION OF SHARES

HOW TO BUY FUND SHARES

The price to purchase one share of a Fund is the Fund's offering price or net asset value per share (NAV), depending on whether you pay a sales charge. If you purchase shares and pay a sales charge, your price will be the fund's offering price. When you purchase shares of a Fund at the offering price, the Series Company deducts the appropriate sales charge and invests the rest in the Fund. If you qualify for a sales charge waiver, your price will be the Fund's NAV. See "Purchases and Redemptions of Shares -- General" for an explanation of how and when sales charges and waiver apply.

You can buy Fund shares through the Series Company by contacting Boston Financial Data Services , the Funds' transfer agent ("Transfer Agent"), at
1-800-         , through the Distributor, by contacting the Distributor at
1-800-         , or through a systematic investment plan.

Initial investments must be at least [$500] for each class of shares and subsequent investments must be at least [$25]. The [$500] minimum may be waived by the Distributor for investors purchasing shares through systematic investing.

BUYING SHARES THROUGH THE SERIES COMPANY. You may purchase shares through the Series Company by sending a completed order form and a check for the amount you wish to invest, to the Transfer Agent. Please indicate on the order form the Fund and the class of shares in which you wish to invest.

BUYING SHARES THROUGH THE DISTRIBUTOR. Shares may be purchased on any business day by completing an order form and writing a check for the amount you wish to invest, payable to the Distributor. Return the completed form and check to the Distributor, indicating the Fund and the class of shares in which you wish to invest.

BUYING SHARES THROUGH SYSTEMATIC INVESTING. You can make regular investments of [$25] or more per month through automatic deductions from your bank checking or savings account. Application forms are available from the Distributor.

BUYING SHARES THROUGH A RETIREMENT PLAN. To purchase Fund shares through a tax-advantaged retirement plan, such as an IRA, you will need a special application. Retirement investing also involves its own investment procedures.
Call the Distributor at [1-800-         (toll free)] for more information and an
application. Shares are sold at the public offering price based on the net asset value next determined after the Transfer Agent receives your order. In most cases, in order to receive that day's public offering price, the Transfer Agent must receive your order, either directly or from the Distributor, before the close of regular trading on the New York Stock Exchange.

CLASS A SHARES

The public offering price of Class A shares is the net asset value plus a sales charge that varies depending on the size of your purchase. The Fund whose shares you purchase receives the net asset value. The sales charge is allocated between the Distributor and the Series Company as shown in the following table, except when the Series Company, in its discretion, allocates the entire amount to the Distributor.

                                                   AMOUNT OF
                          SALES CHARGE AS         SALES CHARGE
                         A PERCENTAGE OF:       REALLOWED TO THE
      AMOUNT OF        ---------------------      DISTRIBUTOR
     TRANSACTION          NET                   AS A PERCENTAGE
     AT OFFERING         AMOUNT     OFFERING           OF
      PRICE ($)         INVESTED     PRICE       OFFERING PRICE
     -----------       ----------   --------   ------------------


There is no initial sales charges on purchases of Class A shares of [$1 million or more]. However, a CDSC of [1.00%] will be imposed on redemptions within one year of purchase.

In determining whether a CDSC is payable, shares not subject to any charge will be redeemed first followed by shares held longest during the CDSC period. Any CDSC will be based on the lower of the shares' cost and current net asset value. Any shares acquired by reinvestment of distributions will be redeemed without a CDSC. The Distributor receives the entire amount of any CDSC you pay.

The Series Company pays the Distributor commissions on sales of Class A shares of

--------------------------------------------------------------------------------

[$1 million or more] based on an investor's cumulative purchases during the one-year period beginning with the date of the initial purchase at net asset value. Each subsequent one-year measuring period for these purposes will begin with the first net asset value purchase following the end of the prior period. Such commissions are paid at the rate of [1.00% of the amount under $3 million, 0.50% of the net $47 million and 0.25% thereafter].

CLASS B SHARES

Class B Shares are sold without an initial sales charge, although a CDSC will be imposed if you redeem shares within a specified period after purchase as shown in the table below. The following types of shares may be redeemed without charge at any time: (i) shares acquired by reinvestment of distributions, and (ii) shares otherwise exempt from the CDSC, as described in "Purchase and Redemption of Shares -- General" below. For other shares, the amount of the charge is determined as a percentage of the lesser of the current market value or the cost of shares being redeemed.

   YEAR                                                  1  2  3  4  5  6  7+

   -------------------------------------------------

   CHARGE

In determining whether a CDSC is payable on any redemption, shares not subject to any charge will be redeemed first, followed by shares held the longest during the CDSC period. For this purpose, the amount of any increase in a share's value above its initial purchase price is not regarded as a share exempt from CDSC. Thus, when a share that has appreciated in value is redeemed during the CDSC period, a CDSC is assessed only on its initial purchase price. The Distributor receives the entire amount of any CDSC you pay. Class B shares will automatically convert to Class A shares eight years after the shares were purchased. See "Sales Arrangements -- Conversion Feature."

CLASS C SHARES

Class C shares are sold without an initial sales charge, although a CDSC of 1.00% will be imposed if you redeem Class C shares within one year of the date of purchase. The following types of shares may be redeemed without charge at any time: (i) shares acquired by reinvestment of distributions, and (ii) shares otherwise exempt from the redemption fee, as described in "Purchase and Redemption of Shares -- General" below. For other shares, the amount of the redemption fee is 1.00% of the lesser of the current market value of the shares redeemed or the total cost of such shares. The Distributor receives the entire CDSC.

GENERAL

YOU MAY BE ELIGIBLE TO BUY FUND SHARES AT REDUCED SALES CHARGES.

Consult the Distributor or the Series Company for details about the Series Company's combined purchase privilege, cumulative quantity discount, statement of intention, group sales plan and other plans. Descriptions are also included in the order form and in the Statement of Additional Information.

The Series Company may sell Class A, Class B and Class C shares at net asset value without an initial sales charge, or a CDSC to current and retired Trustees (and their families), current and retired employees (and their families) of the Series Company and affiliates, registered representatives and other employees (and their families) of the Distributor, financial institution trust departments investing an aggregate of $1 million or more in the Funds, clients of certain administrators of tax-qualified plans, tax-qualified plans when proceeds from repayments of loans to participants are invested or reinvested in the Funds, and "wrap accounts" for the benefit of clients of broker-dealers, financial institutions or financial planners adhering to standards established by the Series Company.

In addition, the CDSC or redemption fee will be waived on redemptions of shares arising out of the death or post-purchase disability of an investor or settlor of a living trust account, and on redemptions in connection with certain withdrawals from IRA or other retirement plans. Up to 12% of the value of shares subject to a systematic withdrawal plan may also be redeemed each year without a CDSC or redemption fee. The Statement of Additional Information contains additional information about purchasing shares at reduced sales charges.

If you are considering redeeming or exchanging shares or transferring shares to another person shortly after purchase, you should pay for those shares with a certified check to avoid any delay in redemption, exchange or transfer. Otherwise, payment may be delayed until the purchase price of those shares has been collected or, if you redeem by telephone, until 15 calendar days after the purchase date. To eliminate the need for safekeeping, certificates will not be issued for your shares unless you request them.

The Distributor will from time to time, at its expense, provide additional promotional incentives or payments to the Distributor's registered representatives. These incentives or payments may include payments for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and their guests to locations within and outside

--------------------------------------------------------------------------------

the United States for meetings or seminars of a business nature.

DISTRIBUTION AND SERVICE PLAN

The Series Company has adopted a Distribution and Service Plan (the "Plan") for Class A, Class B and Class C shares under Rule 12b-1 of the 1940 Act. The Plan authorizes the Series Company to pay the Distributor a distribution and/or service fee equal on an annual basis to 0.25% of each Fund's average daily net assets attributable to Class A shares. The amount paid to the Distributor is in connection with its activities and expenses in providing services to shareholders and/or maintaining shareholder accounts [and for advertising, marketing and distributing the Fund's shares]. In particular, the Plan and a related Distribution and Service Agreement between the Series Company and the Distributor contemplate the amount paid to the Distributor's servicing agents and/or other broker-dealers with whom the Distributor has entered into an agreement to be used for providing general shareholder liaison services, helping to establish and maintain shareholder accounts and records, helping with requests to buy and sell shares, receiving and answering correspondence, monitoring dividend payments from each Fund on behalf of shareholder, and similar servicing and account maintenance activities.

Furthermore, the Plan authorizes the Series Company to pay the Distributor a distribution fee equal on an annual basis to 0.75% of each Fund's average daily net assets attributable to Class B and Class C shares and a service fee equal on an annual basis to 0.25% of each Fund's average daily net assets attributable to Class B and Class C shares. The distribution fee is paid to the Distributor for selling and promoting Class B and Class C shares. The Distributor's distribution expenses may include sales commissions and compensation to registered representatives, payments to sales and marketing personnel, advertising expenditures and the costs of preparing and distributing promotional material. The service fee will be used to pay the Distributor's servicing agents and/or for helping to establish and maintain accounts and records, providing shareholder liaison services, helping with requests to buy and sell shares, receiving and answering correspondence, monitoring dividend payments from each Fund on behalf of Class B and Class C shareholders, and similar servicing and account maintenance activities. See the Statement of Additional Information for more information about the Distribution and Service Plan.

HOW TO SELL FUND SHARES

You can sell your shares to the Series Company any day the New York Stock Exchange is open, either directly or through the Distributor. The Series Company will only redeem shares for which it has received payment.

SELLING SHARES DIRECTLY TO THE SERIES COMPANY

Send a signed letter of instruction or stock power to the Transfer Agent, along with any certificates that represent shares you want to sell. The price you will receive is the next net asset value calculated after the Transfer Agent receives your request in proper form less any applicable CDSC or redemption fee. In order to receive that day's net asset value, the Transfer Agent must receive your request before the close of regular trading on the New York Stock Exchange.

If you sell shares having a net asset value of [$100,000] or more, the signatures of registered owners or their legal representatives must be guaranteed by a bank, broker-dealer or certain other financial institutions. See the Statement of Additional Information for more information about where to obtain a signature guarantee. Stock power forms are available from the Transfer Agent, the Distributor and many commercial banks.

If you want redemption proceeds to be sent to an address other than your address as it appears on the Series Company's records, a signature guarantee is required. The Transfer Agent usually requires additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact the Transfer Agent for details.

The Series Company generally sends you payment for your shares the business day after your request is received. Under unusual circumstances, the Series Company may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

Your Telephone Redemption Privilege allows you to redeem shares valued up to [$100,000] from your account by telephone, unless you have notified the Transfer Agent of an address change within the preceding 15 days. Unless an investor indicates otherwise on the account application, the Transfer Agent will be authorized to act upon redemption and transfer instructions received by telephone from an investor, or any person claiming to act as his or her representative, who can provide the Transfer Agent with his or her account registration and address as it appears on the Transfer Agent records.

The Transfer Agent will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine: if it fails to employ reasonable procedures, the Transfer Agent may be liable for any losses due to

See the Statement of Additional
information and your contract
prospectus for further tax
discussions. You should also
consult your tax advisor
before investing.

--------------------------------------------------------------------------------

unauthorized or fraudulent instructions. For information, contact the Transfer Agent.

During periods of unusual market changes and investor activity, you may experience delays in contacting the Transfer Agent by telephone. In this event, you may wish to submit a written redemption request, as described above, or contact the Distributor, as described below. The Telephone Redemption Privilege is not available if you were issued certificates for your shares that remain outstanding. The Telephone Redemption Privilege may be modified or terminated without notice.

SELLING SHARES THROUGH THE DISTRIBUTOR

The Distributor must receive your redemption request before the close of regular trading on the New York Stock Exchange to receive that day's net asset value. The Distributor will be responsible for providing all necessary documentation to the Transfer Agent and may charge for its services.

EXCHANGES OF SHARES

You may exchange your Fund shares for shares of the same class of another Fund at net asset value. If you exchange shares subject to a CDSC or redemption fee, the transaction will not be subject to the CDSC or redemption fee. However, when you redeem shares acquired through the exchange, the redemption may be subject to the CDSC or redemption fee, depending upon when you originally purchased the shares. For purposes of computing the applicable CDSC or redemption fee, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

To exchange your shares, simply complete an Exchange Authorization Form and send it to the Transfer Agent. For federal income tax purposes, an exchange is treated as a sale of shares and generally results in a capital gain or loss. A Telephone Exchange Privilege is currently available for amounts up to [$500,000]. The Transfer Agent's procedures for telephonic transactions are described under "How to Sell Fund Shares." The Telephone Exchange privilege is not available if you were issued certificates for shares that remain outstanding.

The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all investors. In order to limit excessive exchange activity and in other circumstances where VALIC or the Trustees believe doing so would be in the best interests of a Fund, the Series Company reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. Consult the Transfer Agent before requesting an exchange. See the Statement of Additional Information to find out more about the exchange privilege.

NET ASSET VALUE OF THE SERIES COMPANY SHARES

How Net Asset Value is Calculated

Here is how the Series Company calculates the net asset value of each Fund's shares:

Step 1:
     Total value of the Fund's
     assets* (including money           The Fund's
     owed to the fund but not yet       Total Net Asset
     collected)                      =  Value
-    The Fund's liabilities
     (including money owed by the
     Fund but not yet paid)

Step 2:
     The Fund's total net asset
     value (from Step 1)
/    The total number of the
     Fund's shares that are             NET ASSET VALUE
     outstanding.                    =  PER SHARE

---------------

* The Series Company uses the fair market value of Fund's investments to calculate the Fund's total value. However, it uses the amortized cost method to determine the values of all the Money Market Fund's investments and of any other Fund's short-term securities maturing within 60 days. The amortized cost method approximates fair market value.

If a Fund's portfolio includes investments that are not sold often or are not sold on any exchanges, the Series Company's Board of Trustees or its delegate will, in good faith, estimate fair market value of these investments.

When Net Asset Value is Calculated

The Series Company calculates the net asset value of each Fund's shares at approximately 4pm EST each day the New York Stock Exchange is open. (The New York Stock Exchange is open Monday through Friday but is closed on certain federal and other holidays.)

DIVIDENDS AND CAPITAL GAINS

Dividends from Net Investment Income

Net investment income generally includes stock dividends received and bond interest earned less expenses paid by the Fund. Each Fund pays dividends from net investment income occasionally. Dividends from net investment income are automatically reinvested for you into additional shares of the Fund. The Money Market Fund pays dividends daily, the International Growth Fund, the Large Cap Value Fund and the Small Cap Value Fund pay dividends quarterly and all other Funds pay dividends once a month.

Distributions from Capital Gains

When a Fund sells a security for more than it paid for that security, a capital gain results. Once a year, each Fund pays distributions from capital gains, as long as total capital gains exceed total capital losses. Distributions from capital gains are automatically reinvested for you into additional shares of the Fund.

--------------------------------------------------------------------------------

DIVERSIFICATION

Each Fund's diversification policy limits the amount that the Fund may invest in certain securities. Each Fund's diversification policy is also designed to comply with the diversification requirements of the Internal Revenue Code (the "Code") as well as the 1940 Act.

All of the Funds, except the Lifestyle Funds, may, with respect to 75% of their total assets, invest up to 5% of their total assets in a single issuer. An issuer, or "company" does not include the U.S. Government or agencies of the U.S. Government according to the Code and the 1940 Act. For diversification purposes, repurchase agreements are considered to be issued by the U.S. Government if backed by U.S. Government securities. Also, these Funds may not own more than 10% of the voting securities of a company.

The Lifestyle Funds are "non-diversified" under the 1940 Act. This means it can invest more of its assets in fewer issuers and for this reason may be riskier than the other Funds. This Fund may invest up to 25% of its total assets in a single issuer as long as those investments representing over 5% of total assets in one issuer do not exceed 50% of total assets of the Fund. The remaining 50% of total assets may not include more than 5% of total assets in one issuer.

Also, the Money Market Fund may not invest more than 5% of its total assets in any company rated as "second tier" by a national rating service (as described in Types of Investments).

TAXES

By paying out all earnings as described in the Dividends and Capital Gains section above and by complying with the diversification requirements under the Code, each Fund expects to qualify as a Registered Investment Company (RIC) under Subchapter M of the Code. By qualifying as a RIC the Fund will not have to pay federal income taxes.

VOTING RIGHTS

One Vote Per Share

Each outstanding share has one vote on all matters that shareholders vote on.

Shareholder Meetings

Delaware law does not require the Series Company to hold regular, annual shareholder meetings. But, the Series Company must hold shareholder meetings on the following matters:

  - to approve certain agreements as required by the 1940 Act;

  - to change fundamental investment objectives in the Diversification section and to change fundamental investment restrictions, above;

  - to fill vacancies on the Series Company's Board of Trustees if the shareholders have elected less than a majority of the Trustees.

Shareholder Communications

The Series Company will assist in shareholder communications.

Controlling Shareholder

VALIC, as the initial sole shareholder of each of the Funds as of the commencement date of the Series Company, controls each Fund. VALIC does not anticipate that its initial control of each Fund will adversely affect the rights of future shareholders.

YEAR 2000 RISKS

Like insurance companies, financial and business organizations around the world, the Series Company Funds could be adversely affected if the computer systems used by the Series Company, other service providers and entities with computer systems that are linked to the Series Company's records do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Issue." The Series Company is taking steps that it believes are reasonably designed to address the Year 2000 Issue with respect to the computer systems that it uses and to obtain satisfactory assurances that comparable steps are being taken by each of the Series Company's major service providers. The Series Company expects to be substantially complete with its computer systems projects to address the Year 2000 Issue by the end of 1998. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Series Company Funds.

REPORTS

The Series Company sends Annual Reports containing audited financial statements, Semi-Annual Reports containing unaudited financial statements, and proxy materials to Contract owners or participants or other investors. Also, the Series Company includes an Annual Report with each Statement of Additional Information it sends out.

If you have any questions about the Annual or Semi-Annual Reports, call or write to the Series Company at the phone number/address found on the cover page of this prospectus.

Please tear off, complete and return the form below to Suite A3-01, Communications Unit, The Variable Annuity Life Insurance Company, 2929 Allen Parkway, Houston, Texas 77019 to order a Statement of Additional Information for the Company. A Statement of Additional Information may also be ordered by calling 1-800-44-VALIC.

 ................................................................................

--------------------------------------------------------------------------------

  Please send me a free copy of the Statement of Additional Information for American General Series Portfolio
  Company 2.

  Name:______________________________________________________________________________________________________

  Address:___________________________________________________________________________________________________

  ___________________________________________________________________________________________________________

  Social Security Number:____________________________________________________________________________________

--------------------------------------------------------------------------------

                      (This page intentionally left blank)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

INVESTMENT ADVISER:
The Variable Annuity Life Insurance Company
2929 Allen Parkway
Houston, Texas 77019

INVESTMENT SUB-ADVISERS:
Bankers Trust Company
130 Liberty St.
New York, New York 10006

Capital Guardian Trust Company
333 South Hope Street
Los Angeles, California 90071

Jacobs Asset Management
200 East Broward Boulevard
Suite 1920
Fort Lauderdale, Florida 33301

State Street Bank & Trust Company
State Street Global Adviser's
222 Franklin Street
Boston, Massachusetts 02110

Goldman Sachs Asset Management
One New York Plaza
New York, New York 10004

Neuberger&Berman Management, Inc.
605 Third Avenue
Second Floor
New York, New York 10158-0180

Brown Capital Management, Inc.
809 Cathedral Street
Baltimore, Maryland 21201

Fiduciary Management Associates, Inc.
55 West Monroe Street
Suite 2550
Chicago, Illinois 60603

J.P. Morgan Investment Management, Inc.
522 Fifth Avenue
New York, New York 10036

DISTRIBUTOR:
VALIC Investment Services Company
2929 Allen Parkway
Houston, TX 77019

CUSTODIAN:
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

INDEPENDENT AUDITORS:
Ernst & Young LLP
1221 McKinney
Houston, Texas 77010

TRANSFER AND SHAREHOLDER SERVICE AGENT:
National Financial Data Services, Inc.
1004 Baltimore
Kansas City, Missouri 64105-1807

                             TRUSTEES AND OFFICERS

       TRUSTEES           OFFICERS
       --------           --------
Thomas L. West, Jr.       Thomas L. West, Jr.      Chairman
Craig R. Rodby            John A. Graf             President
John A. Graf              Craig R. Rodby           Vice Chairman
Norman Hackerman          Michael G. Atnip         Executive Vice President
John William Lancaster    Joe C. Osborne           Executive Vice President
F. Robert Paulson         Norman Jaskol            Vice President and Chief Investment Officer
R. Miller Upton           Teresa S. Moro           Vice President and Investment Officer
Ben H. Love               John W. Mossbarger       Vice President and Investment Officer
                          William Trimbur, Jr.     Vice President and Investment Officer
                          Brent C. Nelson          Vice President
                          Cynthia A. Toles         Vice President and Secretary
                          Nori L. Gabert           Assistant Secretary
                          Gregory R. Seward        Treasurer
                          Kathryn A. Pearce        Controller
                          Earl E. Allen, Jr.       Assistant Treasurer


Printed Matter
Printed in U.S.A.                           recycled paper  LOGO
VA 10856 VER 7/98

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                             SUBJECT TO COMPLETION

                   PRELIMINARY PROSPECTUS DATED JULY 13, 1998
AMERICAN GENERAL SERIES
PORTFOLIO COMPANY 2
INSTITUTIONAL CLASS II SHARES  2929 ALLEN PARKWAY

                                                         HOUSTON TEXAS 77019
                                                         JULY 13, 1998
PROSPECTUS

The American General Series Portfolio Company 2 (the "Series Company") is a mutual fund made up of 18 separate Funds (the "Funds"), 15 of which are described in detail in this prospectus. Each of the Funds has a different investment objective. Each Fund is explained in more detail on its Fact Sheet contained in this prospectus. Here is a summary of the goals of the 15 Funds available under this prospectus:

ACTIVELY MANAGED EQUITY FUNDS:

      AMERICAN GENERAL INTERNATIONAL GROWTH FUND ("INTERNATIONAL GROWTH FUND") Long-term capital appreciation through investments in companies in developed and emerging markets.

      AMERICAN GENERAL LARGE CAP GROWTH FUND ("LARGE CAP GROWTH FUND") Long-term growth through investments in large cap U.S. issuers.

      AMERICAN GENERAL MID CAP GROWTH FUND ("MID CAP GROWTH FUND") Growth through investments in equity securities.

      AMERICAN GENERAL SMALL CAP GROWTH FUND ("SMALL CAP GROWTH FUND") Long-term growth through investments in small company growth stocks.

      AMERICAN GENERAL INTERNATIONAL VALUE FUND ("INTERNATIONAL VALUE FUND") Growth of capital and future income through investments in non-U.S. issuers.

      AMERICAN GENERAL LARGE CAP VALUE FUND ("LARGE CAP VALUE FUND")
      Total returns exceeding the Russell 1000 Value Index through investments in equity securities.

      AMERICAN GENERAL MID CAP VALUE FUND ("MID CAP VALUE FUND")
      Growth through investments in medium- to large-capitalization companies.

      AMERICAN GENERAL SMALL CAP VALUE FUND ("SMALL CAP VALUE FUND") Maximum long-term return through investments in small capitalization companies.
SPECIALTY EQUITY FUND:

      AMERICAN GENERAL SOCIALLY RESPONSIBLE FUND ("SOCIALLY RESPONSIBLE FUND") Growth through investments in stocks of companies meeting social criteria of the Fund.

BALANCED FUND:

      AMERICAN GENERAL BALANCED FUND ("BALANCED FUND")
      Conservation of principal and long-term growth of capital and income through investments in fixed income and equity securities.

INCOME FUND:

      AMERICAN GENERAL DOMESTIC BOND FUND ("DOMESTIC BOND FUND")
      High and total return consistent with conservation of capital through investments in debt securities.

MONEY MARKET FUND:

      AMERICAN GENERAL MONEY MARKET FUND ("MONEY MARKET FUND")
      Income through investments in short-term money market securities.

LIFESTYLE FUNDS:

      AMERICAN GENERAL GROWTH LIFESTYLE FUND ("GROWTH LIFESTYLE FUND") Growth through investments in Series Company Funds.

      AMERICAN GENERAL MODERATE GROWTH LIFESTYLE FUND ("MODERATE GROWTH LIFESTYLE FUND")
      Growth and current income through investments in Series Company Funds.

      AMERICAN GENERAL CONSERVATIVE GROWTH LIFESTYLE FUND ("CONSERVATIVE GROWTH LIFESTYLE FUND")
      Current income and a low to moderate level of growth through investments in Series Company Funds.

--------------------------------------------------------------------------------

SHARES OF THE MONEY MARKET FUND ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE IS NO ASSURANCE THAT THIS FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

Institutional Class II shares of these Funds are available to you only through an employer plan purchased through VALIC Investment Services Company ("the Distributor"), an affiliate of The Variable Annuity Life Insurance Company ("VALIC") which establishes an account balance with the Series Company in excess of $50 million. VALIC may waive the minimum account balance requirement under certain conditions. For full details of Institutional Class II eligibility criteria, see "Purchase and Redemption of Shares." VALIC is a member of the American General Corporation group of companies.

Because different employer plans contain different combinations of Funds, all of the Funds in this prospectus may not be available to you. And, there may be some Funds that are available to you that don't appear in this prospectus. See the separate prospectus that describes your employer's plan for a complete list of Funds in which you may invest. BE SURE TO READ ALL PROSPECTUSES AND EMPLOYER PLAN MATERIALS IN FULL BEFORE YOU START PARTICIPATING AND KEEP THEM FOR FUTURE REFERENCE.

This Prospectus offers Institutional Class II shares of the Funds only. The Funds offer other classes of shares that offer different services to investors and incur different expenses, which would affect performance.

VALIC has filed a Statement of Additional Information, dated July 13, 1998, with the Securities and Exchange Commission ("SEC"). This Statement contains additional information about these Funds and is part of this prospectus. For a free copy, write to the American General Series Portfolio Company 2 at the address above or call 1-800-44-VALIC. The Statement of Additional Information has been filed with the SEC and is available along with other related materials at the SEC's internal web site (http://www.sec.gov).

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR DEPOSITORY INSTITUTION; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. SHARES OF THE FUNDS INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE REGULATORS HAVE APPROVED OR DISAPPROVED THESE FUNDS. ALSO, NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE REGULATORS HAVE PASSED ON WHETHER THIS PROSPECTUS IS ADEQUATE OR ACCURATE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.
                                  DO NOT COPY

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN
FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO
THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THE STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE A PROSPECTUS.

                               TABLE OF CONTENTS

                                                PAGE
                                                ----
COVER PAGE
WELCOME.......................................     1
FEE TABLE.....................................     3
ABOUT THE FUND'S MANAGEMENT...................     5
     Investment Adviser.......................     5
     Investment Sub-advisers..................     5
     Portfolio Manager........................     7
     How Advisers Are Paid for Their
       Services...............................     7
     The Sub-advisers.........................     8
     About the Board of Trustees..............     9
ABOUT THE FUNDS...............................    10
     Growth, Balanced, Income, Stability and
       Lifestyle Categories...................    10
     About Level of Risk......................    10
     About Portfolio Turnover.................    10
     About Fund Performance...................    11
HOW TO READ A FUND FACT SHEET.................    12
SERIES COMPANY FUND FACT SHEETS
     ACTIVELY MANAGED EQUITY FUNDS
          International Growth Fund...........    13
          Large Cap Growth Fund...............    16
          Mid Cap Growth Fund.................    18
          Small Cap Growth Fund...............    20
          International Value Fund............    22
          Large Cap Value Fund................    24
          Mid Cap Value Fund..................    26
          Small Cap Value Fund................    28
     SPECIALTY EQUITY FUND
          Socially Responsible Fund...........    30
     BALANCED FUND
          Balanced Fund.......................    32
     INCOME FUND
          Domestic Bond Fund..................    34
     MONEY MARKET FUND
          Money Market Fund...................    36
     LIFESTYLE FUNDS
          Growth Lifestyle Fund...............    38
          Moderate Growth Lifestyle Fund......    39

                                                PAGE
                                                ----
          Conservative Growth Lifestyle
            Fund..............................    40
TYPES OF INVESTMENTS..........................    41
     Stocks...................................    41
     Bonds....................................    41
          Asset-Backed Securities.............    41
          Loan Participations.................    42
     Variable Amount Demand Master Notes......    42
     Structured Securities....................    42
     Real Estate Securities...................    42
     Illiquid and Restricted Securities.......    42
     Depository Receipts......................    42
     Investment Funds.........................    43
     Foreign Currency.........................    43
     When-Issued Securities...................    43
     Money Market Securities..................    43
     Investment Companies.....................    43
     Derivatives..............................    43
          Options.............................    44
          Call Option.........................    44
          Put Option..........................    44
     Swap Agreements..........................    44
     Warrants and Rights......................    44
     Repurchase Agreements....................    45
     A Word About Risk........................    45
     Investment Practices.....................    46
          Limitations.........................    46
          Lending Portfolio Securities........    46

ABOUT THE SERIES COMPANY......................    47
     Series Company Shares....................    47
     Purchase and Redemption of Shares........    47
     Transfers and Exchanges..................    48
     Net Asset Value of the Series Company
       Shares.................................    48
     Dividends and Capital Gains..............    48
     Diversification..........................    48
     Taxes....................................    48
     Voting Rights............................    49
     Year 2000 Risks..........................    49
     Reports..................................    49

                                      (i)

WELCOME
--------------------------------------------------------------------------------

Unless otherwise specified in this prospectus, the words we, our, and VALIC mean The Variable Annuity Life Insurance Company and any Investment Sub-adviser that we work with. The words you and your mean the participant.

American General Series Portfolio Company 2 (the "Series Company") was organized as a Delaware business trust on March 16, 1998.

The Series Company is an open-end management investment company and currently consists of 18 different Funds, 15 of which are described in detail in this prospectus. We serve as each Fund's Investment Adviser and, in this role, report directly to the Series Company's Board of Trustees. As Investment Adviser, we oversee the Funds' day to day operations, supervise the purchase and sale of Fund investments and perform the cash management function. However, we make investment decisions for, and are directly responsible for the day to day management of, the Socially Responsible Fund, the Money Market Fund and the Lifestyle Funds. For more information, see "About the Funds' Management" in this prospectus.

Individuals can't invest in the shares of these Funds directly. Instead, they participate through an employer plan that purchases shares of the Funds through the Distributor. Most often employers establish retirement plans so they can offer their employees a way to save for retirement. Retirement plans through employers may be entitled to tax benefits that individual retirement plans may not be entitled to. These tax benefits are fully explained in your employer's plan materials.

After you invest in a Fund, you participate in Fund earnings or losses, in proportion to the amount of money you invest. Depending on your employer plan, if you withdraw your money before retirement, you may incur charges and additional tax liabilities. However, to save for retirement, you generally should let your investments and their earnings build. At retirement, you may withdraw all or a portion of your money or leave it in the account until you need it. At a certain age you may be required to begin withdrawals.

All inquiries regarding this prospectus should be directed, in writing, to [VALIC Customer Service, A3-01, 2929 Allen Parkway, Houston, Texas 77019, or by calling 1-800-633-8960.]

Open-end means shares
of the Funds can be
bought or sold by the
Series Company at any
time. Also, there is no limit on the number of investors who may buy shares.

                      (This page intentionally left blank)

FEE TABLE
--------------------------------------------------------------------------------

FUND OPERATING EXPENSES ARE BASED ON CURRENT ESTIMATES AND ARE SUBJECT TO MODIFICATION PRIOR TO EFFECTIVENESS.

The following tables illustrate the fees and expenses that investors bear directly or indirectly as shareholders of the Funds. Shareholder transaction expenses are the charges that an investor pays to purchase or redeem shares of a Fund. Annual fund operating expenses are the fees paid out of the assets of a Fund. Each Fund pays a management fee to VALIC. The expenses paid by a Fund are factored into the calculation of its share price or dividends and are not charged directly to investors. The expenses reflected in the tables below are based on the Funds' estimated expenses for the first year of operation on an annualized basis.

--------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES
--------------------------------------------------------------------------------

Maximum Sales Load Imposed on Purchases (as a percentage of
  offering price)                                             None
Maximum Sales Load Imposed on Reinvested Dividends            None
Maximum Deferred Sales Load                                   None
Redemption Fees (as a percentage of amounts redeemed, if
  applicable)                                                 None
Exchange Fee                                                  None

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(as a percentage of net assets)
--------------------------------------------------------------------------------

                                       INTERNATIONAL    LARGE CAP      MID CAP      SMALL CAP    INTERNATIONAL   LARGE CAP
                                        GROWTH FUND    GROWTH FUND   GROWTH FUND   GROWTH FUND    VALUE FUND     VALUE FUND
                                       -------------   -----------   -----------   -----------   -------------   ----------
Management Fee(a)                          0.20%          0.15%         0.00%         0.34%          0.17%         0.10%
                                           -----          -----         -----         -----          -----         -----
Other Expenses(a)                          0.88%          0.58%         0.73%         0.69%          0.87%         0.58%
Total Fund Operating Expenses:(a)          1.08%          0.73%         0.73%         1.03%          1.04%         0.68%
                                           =====          =====         =====         =====          =====         =====

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(as a percentage of net assets)
--------------------------------------------------------------------------------

                                                                  SOCIALLY
                                        MID CAP     SMALL CAP    RESPONSIBLE   BALANCED   DOMESTIC       MONEY          GROWTH
                                       VALUE FUND   VALUE FUND      FUND         FUND     BOND FUND   MARKET FUND   LIFESTYLE FUND
                                       ----------   ----------   -----------   --------   ---------   -----------   --------------
Management Fee(a)                        0.11%        0.24%         0.00%       0.12%       0.07%        0.00%          0.10%
Other Expenses(a)                        0.77%        0.69%         0.43%       0.71%       0.68%        0.43%          0.00%
                                         -----        -----         -----       -----       -----        -----          -----
Total Fund Operating Expenses:(a)        0.88%        0.93%         0.43%       0.83%       0.75%        0.43%          0.10%
                                         =====        =====         =====       =====       =====        =====          =====

                                                      CONSERVATIVE
                                        MODERATE         GROWTH
                                       GROWTH FUND   LIFESTYLE FUND
                                       -----------   --------------
Management Fee(a)                         0.10%          0.10%
Other Expenses(a)                         0.00%          0.00%
                                          -----          -----
Total Fund Operating Expenses:(a)         0.10%          0.10%
                                          =====          =====

---------------

(a) After expense reimbursement. VALIC has voluntarily agreed to reimburse certain expenses of each Fund during the first fiscal year or until Fund net assets exceed $200 million. In the absence of the expense reimbursement, management fees, other expenses and total fund operating expenses, respectively, would be: International Growth Fund, 0.90%, 0.88% and 1.78%; Large Cap Growth Fund, 0.55%, 0.58% and 1.13%; Mid Cap Growth Fund, 0.65%, 0.77% and 1.42%; Small Cap Growth Fund, 0.85%, 0.69% and 1.54%;
    International Value Fund, 1.00%, 0.87% and 1.87%; Large Cap Value Fund, 0.50%, 0.58% and 1.08%; Mid Cap Value Fund, 0.75%, 0.77% and 1.52%; Small
    Cap Value Fund, 0.75%, 0.69% and 1.44%; Socially Responsible Fund, 0.25%, 2.23% and 2.48%; Balanced Fund, 0.80%, 0.71% and 1.51%; Domestic Bond Fund, 0.60%, 0.68% and 1.28%; Money Market Fund, 0.25%, 1.60% and 1.85%. This
    expense reimbursement does not include any brokerage commissions paid on portfolio transactions or any interest expense.

--------------------------------------------------------------------------------

EXAMPLE
--------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment assuming each Fund's annual return is 5%.

                                                       1 YEAR    3 YEARS
                                                       ------    -------
International Growth Fund                                11         34
Large Cap Growth Fund                                     7         23
Mid Cap Growth Fund                                       7         23
Small Cap Growth Fund                                    11         33
International Value Fund                                 11         33
Large Cap Value Fund                                      7         22
Mid Cap Value Fund                                        9         28
Small Cap Value Fund                                     10         30
Socially Responsible Fund                                 4         14
Balanced Fund                                             8         27
Domestic Bond Fund                                        8         24
Money Market Fund                                         4         14
Growth Lifestyle Fund                                     1          3
Moderate Growth Lifestyle Fund                            1          3
Conservative Growth Lifestyle Fund                        1          3

ABOUT THE FUND'S MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC, a stock life insurance company, has been in the investment advisory business since 1960. VALIC has been the Investment Adviser for the Funds that comprise the Series Company since their inception.

VALIC is a member of the American General Corporation group of companies. Members of the American General Corporation group of companies operate in each of the 50 states and Canada and collectively provide financial services with activities heavily weighted toward insurance.

As Investment Adviser, VALIC oversees the Funds' day to day operations. Also, VALIC supervises the purchase and sale of Fund investments and performs the cash management function. However, we make investment decisions for, and are directly responsible for the day to day management of, the Socially Responsible Fund, the Money Market Fund and the Lifestyle Funds. VALIC serves as Investment Adviser through an Investment Advisory Agreement it enters into with each Fund. After the second year, this agreement will be renewed once each year, by the Series Company Board of Trustees.

One Investment Advisory Agreement dated [            , 1998] covers all 18
Funds.

For more information about the Advisory Agreement, see the "Investment Adviser"
section in the Statement of Additional Information.

INVESTMENT SUB-ADVISERS

For some of the Funds, VALIC works with Investment Sub-advisers, financial service companies that specialize in certain types of investing. However, VALIC still retains ultimate responsibility for managing the Funds. The Sub-adviser's role is to make investment decisions for the Funds according to each Fund's investment objectives and restrictions.

In selecting Sub-advisers, the Trustees carefully evaluated: (i) the nature and quality of the services expected to be rendered to the Fund(s) by the Sub-adviser; (ii) the distinct investment objective and policies of the Fund(s);
(iii) the history, reputation, qualification and background of the Sub-advisers' personnel and its financial condition; (iv) its performance track record; and (v) other factors deemed relevant. The Trustees also reviewed the fees to be paid to each Sub-adviser.

The Sub-advisers are:

BANKERS TRUST COMPANY
("BANKER'S TRUST")

Bankers Trust is one of two Sub-advisers for the Small Cap Value Fund. Bankers Trust first offered investment management services in 1938 and began managing index funds in 1977. As of March 31, 1998, Bankers Trust managed over $300 billion in assets. Bankers Trust is entirely owned by Bankers Trust New York Corporation, a bank holding company. Bankers Trust is the seventh largest U.S. financial services institution as of December 31, 1997.

BROWN CAPITAL MANAGEMENT, INC. ("BROWN CAPITAL MANAGEMENT")

Brown Capital Management is the Sub-adviser for the Mid Cap Growth Fund. Established as a Maryland corporation in 1983, Brown Capital Management served as investment adviser to approximately $3.3 billion in assets as of December 31, 1997.

CAPITAL GUARDIAN TRUST COMPANY
("CAPITAL GUARDIAN")

Capital Guardian is the Sub-adviser for the International Value Fund, the Balanced Fund and the Domestic Bond Fund. Capital Guardian provides investment management services to a limited number of large institutional clients such as employee benefit funds, foundations and endowment funds. As of December 31, 1997, Capital Guardian had more than $65 billion in assets under management.

FIDUCIARY MANAGEMENT ASSOCIATES, INC. ("FMA")

FMA is one of two Sub-advisers for the Small Cap Value Fund. FMA is a wholly-owned subsidiary of United Asset Management Corporation, and provides investment management services to corporations, foundations, endowments, pension and profitsharing plans, trusts, estates and other institutions as well as individuals. As of December 31, 1997, FMA had over $1.6 billion in assets under management.

VALIC'S ADDRESS is 2929 Allen
Parkway, Houston, Texas 77019.

BANKERS TRUST'S PRINCIPAL OFFICES
are located at 130 Liberty Street,
New York, New York 10006.

BROWN CAPITAL MANAGEMENT'S PRINCIPAL OFFICES are located at
809 Cathedral Street, Baltimore, Maryland 21201.

CAPITAL GUARDIAN'S PRINCIPAL
OFFICES are located at 333 South
Hope Street, Los Angeles,
California 90071.

FMA'S PRINCIPAL OFFICES are located at 55 West Monroe Street, Suite #2550, Chicago, Illinois 60603.

--------------------------------------------------------------------------------

GOLDMAN SACHS ASSET MANAGEMENT ("GSAM")

GSAM is the Sub-adviser for the Large Cap Growth Fund. GSAM is a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"). GSAM provides a wide range of fully discretionary investment advisory services quantitatively driven and actively managed to U.S. and international equity portfolios, U.S. and global fixed income portfolios, commodity and currency products and money market accounts. As of December 31, 1997, GSAM and its affiliates served as investment adviser or distributor for assets exceeding $135.3 billion.

J.P. MORGAN INVESTMENT MANAGEMENT INC. ("JP MORGAN")

JP Morgan is the Sub-adviser for the Small Cap Growth Fund. Known for its commitment to proprietary research and its disciplined investment strategies, JP Morgan provides asset management services to corporations, financial institutions, governments and individuals. As of December 31, 1997, JP Morgan and its affiliates employed over 300 analysts and portfolio managers around the world and had more than $255 billion in assets under management.

JACOBS ASSET MANAGEMENT

Jacobs Asset Management is the Sub-adviser for the International Growth Fund. Jacobs Asset Management is a Delaware limited partnership. United Asset Management Corporation is a limited partner of, and owns a controlling interest in, Jacobs Asset Management. Jacobs Asset Management provides investment management and advisory services to corporations, unions, pensions and profit-sharing plans, trusts and estates and other institutions and investors. As of December 31, 1997, Jacobs Asset Management had more than $280 million in assets under management.

NEUBERGER & BERMAN MANAGEMENT, INC. ("N&B MANAGEMENT")

N&B Management is the Sub-adviser for the Mid Cap Value Fund. N&B Management and its predecessor firms have specialized in the management of no-load mutual funds since 1950. The mutual funds managed by N&B Management and its affiliates had aggregate net assets of approximately $20.7 billion as of December 31, 1997.

STATE STREET BANK & TRUST COMPANY ("STATE STREET BANK")/STATE STREET GLOBAL ADVISORS ("STATE STREET GLOBAL ADVISORS")

State Street Global Advisors is the Sub-adviser for the Large Cap Value Fund. State Street Global Advisors is an operating division of State Street Bank, a wholly-owned subsidiary of State Street Corporation, which had more than $390 billion under management as of December 31, 1997.

GSAM'S PRINCIPAL OFFICES are located at One New York Plaza, New York, New York 10004.

JP MORGAN'S PRINCIPAL OFFICES are located at 522 Fifth Avenue, New York, NY
10036.

JACOBS ASSET MANAGEMENT'S
PRINCIPAL OFFICES are located at 200 East Broward
Boulevard, Suite 1920,
Fort. Lauderdale, Florida 33301.

N&B MANAGEMENT'S PRINCIPAL OFFICES are located 605 Third Avenue, Second Floor, New York, New York 10158-0180.

STATE STREET GLOBAL ADVISOR'S
PRINCIPAL OFFICES are located at
2 International Place, Boston,
Massachusetts 02110.

--------------------------------------------------------------------------------

These financial service companies act as Investment Sub-advisers through an agreement each entered into with VALIC. For more information on these agreements and on these Sub-advisers, see the "Investment Sub-Advisers" section in the Statement of Additional Information.

PORTFOLIO MANAGER

A manager is a person or team of persons VALIC or one of its Sub-advisers, has assigned to be primarily responsible for the day to day management of a Fund's investments. A Fund's investments are called its portfolio.

HOW ADVISERS ARE PAID FOR
THEIR SERVICES

VALIC

Each Fund pays VALIC a fee based on its average daily net asset value. A Fund's net asset value is the total value of the Fund's assets minus any money it owes for operating expenses, such as the fee paid to its Custodian to safeguard the Fund's investments.

Here is a list of the percentages each Fund pays VALIC.

International Growth Fund         0.90% on the first $100 million
                                  0.80% on assets over $100 million
Large Cap Growth Fund             0.55%
Mid Cap Growth Fund               0.65% on the first $25 million
                                  0.55% on the next $25 million
                                  0.45% on assets over $50 million
Small Cap Growth Fund             0.85%
International Value Fund          1.00% on the first $25 million
                                  0.85% on the next $25 million
                                  0.675% on the next $200 million
                                  0.625% on assets over $250 million
Large Cap Value Fund              0.50%
Mid Cap Value Fund                0.75% on the first $100 million
                                  0.725% on the next $150 million
                                  0.70% on the next $250 million
                                  0.675% on the next $250 million
                                  0.65% on the assets over $750 million
Small Cap Value Fund              0.75% on the first $50 million
                                  0.65% on the assets over $50 million

Socially Responsible Fund         0.25%
Balanced Fund                     0.80% on the first $25 million
                                  0.65% on the next $25 million
                                  0.45% on assets over $50 million
Domestic Bond Fund                0.60% on the first $50 million
                                  0.45% on the next $50 million
                                  0.43% on the next $200 million
                                  0.40% on the assets over $300 million
Money Market Fund                 0.25%
Conservative Growth
 Lifestyle Fund                   0.10%
Moderate Growth
 Lifestyle Fund                   0.10%
Growth Lifestyle Fund             0.10%

The Investment Advisory Agreement we entered into with each Fund does not limit how much the Funds pay in monthly expenses each year.

As shareholders of other Series Company Funds, the Lifestyle Funds incur their proportionate share of the underlying Series Company Funds' fees and expenses, including the fees paid to VALIC.

  From time to time VALIC, the Sub-adviser and/or the Distributor may voluntarily undertake to reduce a Fund's expenses by reducing the fees payable to them to the extent of, or bearing expenses in excess of, such limitations as they may establish.

--------------------------------------------------------------------------------

THE SUB-ADVISERS

The Funds do not pay the Sub-advisers directly. According to the agreements VALIC pays them a fee based on the Fund's average monthly net asset value. We and the Sub-advisers may agree to change the amount of money we pay them. Any such change increasing the charge paid by the Fund to VALIC would have to be approved by the Series Company Board of Trustees and the shareholders of the Fund.

The Series Company was issued an exemptive order by the Securities and Exchange
Commission (the "SEC") on            , 1998 for an exemption (the "Exemption")
from certain provisions of the Investment Company Act of 1940 ("1940 Act") which would otherwise require VALIC to obtain formal shareholder approval prior to engaging and entering into sub-advisory agreements with Sub-advisers. The relief is based on the conditions set forth in the Exemption that, among other things:
(1) VALIC will select, monitor, evaluate and allocate assets to the Sub-advisers and oversee Sub-advisers compliance with the relevant Fund's investment objective, policies and restrictions; (2) before a Fund may rely on the Exemption, the Exemption must be approved by the shareholders of the Funds operating under the Exemption; (3) the Series Company will provide to shareholders certain information about a new Sub-adviser; (4) the Series Company will disclose in this Prospectus the existence, substance and effect of the Exemption; and (5) the Trustees, including a majority of the "independent" Trustees, must approve each sub-advisory agreement in the manner required under the 1940 Act. Any changes to the Investment Advisory Agreement between the Series Company and VALIC would still require shareholder approval. As required by the Exemption, the shareholders of each Fund determined, at a shareholders'
meeting held on            , 1998, to permit the Series Company to terminate,
replace or add Sub-advisers and to enter into sub-advisory agreements with Sub-advisers upon approval of the Broad of Trustees but without formal shareholder approval.

Under the Investment Sub-Advisory Agreement we have with Bankers Trust, we pay Bankers Trust monthly fees based on the average daily net asset values of the portion of the Small Cap Value Fund portfolio it manages at an annual rate of 0.03%.

Under the Investment Sub-Advisory Agreement we have with Brown Capital Management, we pay Brown Capital Management a monthly fee based on the average daily net asset values of the Mid Cap Growth Fund at the annual rate of 0.40% of the first $25 million, 0.30% of the next $25 million and 0.20% on assets over $50 million.

Under the Investment Sub-Advisory Agreement we have with Capital Guardian, we pay Capital Guardian a quarterly fee based on the average daily net asset values of the International Value Fund at an annual rate of 0.75% of the first $25 million, 0.60% of the next $25 million, 0.425% of the next $200 million and 0.375% on assets over $250 million and the Domestic Bond Fund at an annual rate of 0.35% of the first $50 million, 0.20% on the next $50 million, 0.18% on the next $200 million and 0.15% of assets over $300 million. We pay Capital Guardian monthly fees based on the average daily net asset values of the Balanced Fund at an annual rate of 0.55% of the first $25 million, 0.40% of the next $25 million and 0.20% on assets over $50 million. Capital Guardian aggregates fees with respect to the International Value Fund, the Domestic Bond Fund and the Balanced Fund and applies a 5% discount to all fees if total fees are between $1.25 million and $4 million, a 7.5% discount to all fees if total fees are between $4 million and $8 million, a 10% discount to all fees if total fees are between $8 million and $12 million, and a 12.5% discount to all fees if total fees exceed $12 million.

Under the Investment Sub-Advisory Agreement we have with FMA, we pay FMA a monthly fee based on the average daily net asset values of the portion of the Small Cap Value Fund portfolio it manages at the annual rate of 0.50% of the first $50 million and 0.40% on assets over $50 million.

Under the Investment Sub-Advisory Agreement we have with GSAM, we pay GSAM a monthly fee based on the average daily net asset values of the Large Cap Growth Fund at the annual rate of 0.30%.

Under the Investment Sub-Advisory Agreement we have with JP Morgan, we pay JP Morgan a monthly fee based on the average daily net asset values of the Small Cap Growth Fund at the annual rate of 0.60%.

Under the Investment Sub-Advisory Agreement we have with Jacobs Asset Management, we pay Jacobs Asset Management a monthly fee based on the average daily net asset values of the International Growth Fund at an annual rate of 0.65% of the first $100 million and 0.55% on assets over $100 million.

Under the Investment Sub-Advisory Agreement we have with N & B Management, we pay N & B Management a monthly fee based on the average daily net asset values of the Mid Cap Value Fund at the annual rate of 0.50% of the first $100 million, 0.475% of the next $150 million, 0.45% of the next $250 million, 0.425% of the next $250 million and 0.40% on assets over $750 million.

For more information on WHAT THE SUB-ADVISERS ARE PAID, see the "Investment Sub-Advisers" section in the Statement of Additional Information.

--------------------------------------------------------------------------------

Under the Investment Sub-Advisory Agreement we have with State Street Global Advisors, we pay State Street Global Advisors a monthly fee based on the average daily net asset values of the Large Cap Value Fund at the annual rate of 0.25% but no less than $50,000 per year.

According to the agreements we have with the Sub-advisers, we will receive investment advice for each sub-advised Fund. Under these agreements we give the Sub-advisers the authority to buy and sell securities for these Funds. We retain the responsibility for the overall management of these Funds. The Sub-advisers may buy and sell securities for each Fund with broker-dealers and other financial intermediaries that they select.

The Sub-advisers may place orders to buy and sell securities of these Funds with a broker-dealer affiliated with the Sub-adviser as allowed by law. This could include any affiliated futures commission merchants.

The 1940 Act permits Sub-advisers under certain conditions to place an order to buy or sell securities with an affiliated broker. One of these conditions is that the commission received by the affiliated broker can not be greater than the usual and customary brokers commission if the sale was completed on a securities exchange. The Series Company has adopted procedures, as required by the 1940 Act, which provide that any commissions received by a Sub-adviser's affiliated broker are reasonable and fair if compared to the commission received by other brokers for the same type of securities transaction.

The Securities Exchange Act of 1934 prohibits members of national securities exchanges from effecting exchange transactions for accounts that they or their affiliates manage, except as allowed under rules adopted by the SEC. The Series Company and the Sub-advisers have entered into a written contract, as required by the 1940 Act, to allow the Sub-adviser's affiliate to effect these type of transactions for commissions. The 1940 Act generally prohibits a Sub-adviser or a Sub-adviser's affiliate, acting as principal, from engaging in securities transactions with a Fund, without an exemptive order from the SEC.

We and the Sub-advisers may enter into simultaneous purchase and sale transactions for the Funds or affiliates of the Funds.

ABOUT THE BOARD OF TRUSTEES

The Series Company Board of Trustees currently consists of twelve members: nine are independent Trustees and three are VALIC employees.

The Board of Trustees may change each Fund's investment objective, investment policies and non-fundamental investment restrictions without shareholder approval. The Board may not change any fundamental restrictions placed on the types of investments each Fund may buy. The fundamental restrictions appear in the Statement of Additional Information. Changes to these restrictions may be made with shareholder approval only.

ABOUT THE FUNDS
--------------------------------------------------------------------------------

GROWTH, BALANCED, INCOME, STABILITY AND LIFESTYLE CATEGORIES

The Funds offered in this prospectus fall into five general investment categories: growth, balanced, income, stability and lifestyle.

GROWTH CATEGORY

The goal of a Fund in the growth category is to increase the value of your investment over the long term by investing mostly in stocks. Stocks are a type of investment that can increase in value over a period of years. Companies sell stock to get the money they need to grow. These companies often keep some of their profits to reinvest in their business. As they grow, the value of their stock may increase. This is how the value of your investment may increase.

Series Company Growth Category includes:

  International Growth Fund
  Large Cap Growth Fund
  Mid Cap Growth Fund
  Small Cap Growth Fund
  International Value Fund
  Large Cap Value Fund
  Mid Cap Value Fund
  Small Cap Value Fund
  Socially Responsible Fund

BALANCED CATEGORY

The goal of a Fund in the balanced category is to increase the value of your investment over the long term and to provide income. Funds in the balanced category seek to conserve the value of your initial investment and promote long-term growth and income by investing in stocks and income producing securities.

Series Balanced Category includes:

  Balanced Fund

INCOME CATEGORY

Unlike Funds in the growth category, where the objective is to make the Fund's investments increase in value, Funds in the income category try to keep the value of their investments from falling, while providing an increase in the value of your investment through the income earned on the Fund's investments. To meet this objective, Funds in the income category buy investments that are expected to pay interest to the Fund on a regular basis.

Series Company Income Category includes:

  Domestic Bond Fund

STABILITY CATEGORY

Funds in the stability category provide liquidity, protection of capital and current income through investments in high quality securities.

Series Company Stability Category includes:

  Money Market Fund

LIFESTYLE CATEGORY

A Fund in the lifestyle category may invest in up to twelve Series Company Funds. A Lifestyle Fund does not invest directly in portfolio securities but, rather, invests in a combination of Series Funds in order to meet its investment objective. In this manner, the Lifestyle Funds offer you the opportunity to diversify your investment portfolio by investing in one Fund, rather than in a variety of Series Company Funds.

Series Company Lifestyle Category includes:

  Growth Lifestyle Fund
  Moderate Growth Lifestyle Fund
  Conservative Growth Lifestyle Fund

ABOUT LEVEL OF RISK

The risks involved in each Fund are described in each Fund's Fact Sheet. These risks may include market risk, credit risk, interest rate risk and risk associated with foreign securities. These risks are described in the "Types of Investments" section in this prospectus. The money you invest in the Series Company is not insured. And, we can't guarantee that any of the Funds will meet their investment objectives. There's a chance you may lose money and end up with less than you invested.

ABOUT PORTFOLIO TURNOVER

Portfolio turnover occurs when a Fund sells its investments and buys new ones. In some Funds, high portfolio turnover occurs when these Funds sell and buy investments as part of their investment strategy. In other Funds, like the Index Funds discussed below, portfolio turnover is lower because the make up of the index stays fairly constant.

High portfolio turnover may cause a fund's expenses to increase. For example, a fund may have to pay brokerage fees and other related expenses.

--------------------------------------------------------------------------------

The anticipated portfolio turnover rates for each of the Funds except the Money Market Fund are as follows:

                                ANTICIPATED
                                 PORTFOLIO
        NAME OF FUND           TURNOVER RATE
        ------------           -------------
International Growth Fund            50%
Large Cap Growth Fund             50-75%
Mid Cap Growth Fund               30-60%
Small Cap Growth Fund               100%
International Value Fund            150%
Large Cap Value Fund                100%
Mid Cap Value Fund                  100%
Small Cap Value Fund                100%
Socially Responsible Fund           120%
Balanced Fund                       150%
Domestic Bond Fund                  150%
Growth Lifestyle Fund             10-20%
Moderate Growth Lifestyle         10-20%
  Fund
Conservative Growth Lifestyle     10-20%
  Fund

A portfolio turnover rate over 100% a year is higher than the rates of many other mutual fund companies. A high rate increases a Fund's transaction costs and expenses.

ABOUT FUND PERFORMANCE

From time to time the Series Company may advertise Fund performance information such as Fund average total return and index total return. Information as to how this Fund performance information is calculated appears in the Statement of Additional Information.

HOW TO READ A FUND FACT SHEET
--------------------------------------------------------------------------------

FUND HIGHLIGHTS

Gives you a quick recap of each Fund.

FUND NAME

INVESTMENT ADVISER; INVESTMENT SUB-ADVISER

They make the investment decisions for the Fund. See "About the Fund's Management" for more information.

PORTFOLIO MANAGER

Some Funds have a specific person or persons assigned as the portfolio manager. This person is described here. The portfolio manager's role is explained in "About the Fund's Management."

INVESTMENT OBJECTIVE

This is the goal of the Fund, which is set by the Series Company Board of Trustees.

INVESTMENT RISK

Shows some of the investment risks of the Fund.

INVESTMENT STRATEGY

This section explains how the Investment Advisers go about meeting the Fund's Investment Objective.

FUND INVESTMENTS

Shows the types of investments the Fund makes.

PERFORMANCE INFORMATION

This shows the average annual total return for a mutual fund, a managed account or a composite of mutual funds and/or managed accounts, managed in substantially the same manner and by the same individuals as those employed by VALIC or a Sub-adviser to manage a Fund, for the time period indicated. Information about how the mutual fund, managed account or composite performed last year is discussed. The graph also shows the return for an index to which we compare the mutual fund's, the managed account's or the composite's performance. For all the Funds except the Small Cap Value Fund and the three Lifestyle Funds we call this the Fund's "benchmark". The difference between the Fund and index return is caused by Fund expenses and tracking differences.

INTERNATIONAL GROWTH
FUND
Fact Sheet

-------------------------------------------------
Investment Goal      LONG-TERM CAPITAL
                     APPRECIATION THROUGH
                     INVESTMENTS IN COMPANIES IN
                     DEVELOPED AND EMERGING
                     MARKETS
-------------------------------------------------
Investment Category  GROWTH

--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC

INVESTMENT SUB-ADVISER
Jacobs Asset Management

PORTFOLIO MANAGER

This Fund is managed by an investment committee comprised of the following individuals: Daniel L. Jacobs, Wai W. Chin and Robert J. Jurgens. Mr. Jacobs has been President of the Sub-adviser since July 1, 1995. From 1984 to 1995, Mr. Jacobs was Executive Vice President and Director of Templeton Investment Counsel. Mr. Jacobs was portfolio manager of Templeton's Smaller Companies Growth Fund. Ms. Chin has been Managing Director of Asian Research and Portfolio Management of the Sub-adviser since July 1995. Prior to this, Ms. Chin was Vice President of the Global Equity Group of Scudder, Stevens & Clark. Mr. Jurgens has been Managing Director of European Research and Portfolio Management of the Sub-adviser since August 1995. From 1993 to 1995, Mr. Jurgens was Vice President and head of AIG Global Investors' International Equity Division.

INVESTMENT OBJECTIVE

Seeks to provide long-term capital appreciation by investing in equity securities of companies in developed and emerging markets. The Fund may invest across the capitalization spectrum, although it intends to emphasize smaller capitalization stocks.

INVESTMENT RISK

As described in the Investment Strategy section below, this Fund invests almost all its assets in foreign securities, which have risks that U.S. investments do not have. For a further explanation of the risks associated with foreign securities, see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY

The Fund will invest in equity securities in the markets of at least three countries outside the United States. The Fund will focus its investments on developed and emerging market countries. Emerging market country investments will be made only where we believe the economies are developing and the markets are becoming more sophisticated.

We will use a flexible, value-oriented approach to selecting this Fund's investments, focusing on companies rather than on countries or markets. Our goal is to identify stocks selling at the greatest discount to their intrinsic future value. Value is ascertained through an analysis of price/cash flow, enterprise value/cash flow, and price/future earnings. This Fund invests in a wide range of stocks including smaller capitalization companies.

We follow the guidelines listed below for making the primary investments for the Fund.

                                 Percent of
Fund Investments               Fund's Assets*
---------------------------------------------
Foreign securities**           at least 85%
  Common, stock, preferred
  stock, convertible
  preferred stock, rights and
  warrants, American
  Depository Receipts,
  European Depository
  Receipts and Global
  Depository Receipts.
---------------------------------------------
Equity securities of issuers   up to 40%
  in emerging countries***
---------------------------------------------
Equity securities of small     generally 50%
  capitalization
  companies****
---------------------------------------------
Securities of open-end or      up to 10%
  closed-end investment
  companies
---------------------------------------------
Forward currency exchange      up to 100%
  contracts
---------------------------------------------
Illiquid securities            up to 15%
---------------------------------------------
Short term investments*****    up to 10%
---------------------------------------------

    * At time of purchase.
   ** We intend to invest at least 85% of this Fund's total assets in the equity securities of at least three countries outside the United States.
  *** An "emerging country" security is issued by a Company that in our opinion has one or more of the following characteristics: (i) its principal securities trading market is in an emerging country; (ii) alone or on a consolidated basis, it derives 50% or more of its annual revenue from either goods produced, sales made or services performed in emerging countries, or (iii) it is organized under the laws of, and has a principal office in, an emerging country.
 **** Small capitalization companies are companies with
      market capitalizations of less than $1 billion at the time of purchase. ***** For temporary defensive reasons, we may invest up to 100% of the Fund's assets in short-term (less than twelve months to maturity) securities or cash, including domestic and foreign money market instruments, certificates of deposit, bankers' acceptances, time deposits, U.S. Government obligations, U.S. Government agency securities, short-term corporate debt securities, and commercial paper rated A-1 or A-2 by S&P or Prime 1 or Prime 2 by Moody's or if unrated, in our opinion of comparable quality. We may do this when we think economic, political or market conditions make it too risky for us to follow our general guidelines.

Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments."

INTERNATIONAL GROWTH FUND
Fact Sheet
--------------------------------------------------------------------------------

1. The Templeton Performance Information

The International Growth Fund commenced operations on                and has no
investment performance record. The performance information shown below is for the Templeton International Fund, a series of the Templeton Variable Products Series Fund, which was managed by Mr. Jacobs, a principal of the Sub-adviser. The Templeton International Fund has substantially similar, though not necessarily identical objectives, policies and strategies as the International Growth Fund. The chart below shows the historical investment performance for the year-ended June 30, 1995 and the three-years ended 1995. The inception date for the Templeton International Fund was May 1, 1992. During Mr. Jacobs ten years as the portfolio manager of the fund, from May 1, 1992 to June 30, 1995, he was primarily responsible for the day-to-day management of the fund, and no other person had a significant role in scheduling the fund's performance.

Distribution and advisory fees for the International Growth Fund are higher than the distribution and advisory fees incurred by the funds comprising the Composite. The other fees and expenses incurred by the International Growth Fund may be higher or lower than the other fees and expenses incurred by the funds comprising the Composite in any given year. See "Performance and Yield Information" in the Statement of Additional Information for a description of the manner in which performance has been calculated. THE PERFORMANCE INFORMATION BELOW IS BASED ON A FUND COMPARABLE TO THE INTERNATIONAL GROWTH FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE FUND ITSELF.

                      AVERAGE ANNUAL TOTAL RETURN -- FUND

-----------------------------------------------------
          1 YEAR                SINCE INCEPTION
-----------------------------------------------------
          10.14%                     12.33%
-----------------------------------------------------

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                      STIPULATED PAYMENT MADE MAY 1, 1992

                                    [CHART]
                           PERIOD ENDED JUNE 30, 1995

INTERNATIONAL GROWTH FUND
Fact Sheet -- Continued
--------------------------------------------------------------------------------

2. The Separate Account Performance Information

Although the International Growth Fund has no performance record, the Fund's investment objectives, policies and strategies will be substantially similar to those employed by the Sub-adviser with respect to certain separately managed accounts of the Sub-adviser. The chart below shows the historical investment performance (with the adjustments noted below) for a composite of the Sub-adviser's similar accounts which use the same investment strategy that the Sub-adviser employs on behalf of the Fund. The Sub-adviser Composite represents the total return, net of all fees and expenses, of all relevant separately managed accounts of the Sub-adviser. The inception date of the Sub-adviser Composite was October 1, 1995.

The separately managed accounts in the Sub-adviser Composite were not subject to the investment limitations, diversification requirements and other restrictions imposed on registered mutual funds by the 1940 Act and the Internal Revenue Code. If the accounts included in the Sub-adviser Composite had been subject to the requirements imposed on registered mutual funds, their performance might have been lower.

Distribution and advisory fees for the International Growth Fund are higher than the distribution and advisory fees incurred by the funds comprising the Templeton International Fund. The other fees and expenses incurred by the International Growth Fund may be higher or lower than the other fees and expenses incurred by the funds comprising the Templeton International Fund in any given year. See "Performance and Yield Information" in the Statement of Additional Information for a description of the manner in which performance has been calculated. THE PERFORMANCE INFORMATION BELOW IS BASED ON A COMPOSITE COMPARABLE TO THE INTERNATIONAL GROWTH FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE FUND ITSELF.

                      AVERAGE ANNUAL TOTAL RETURN -- FUND

-----------------------------------------------------
          1 YEAR                SINCE INCEPTION
-----------------------------------------------------
          19.02%                     21.94%
-----------------------------------------------------

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE OCTOBER 1, 1995

                                    [CHART]
                          PERIOD ENDED MARCH 31, 1998

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
Historical returns reflect investment management fees and other operating expenses, if any.

LARGE CAP GROWTH FUND
Fact Sheet

-------------------------------------------------
Investment Goal      LONG-TERM GROWTH THROUGH
                     INVESTMENTS IN LARGE CAP
                     U.S. ISSUERS
-------------------------------------------------
Investment Category  GROWTH

--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC

INVESTMENT SUB-ADVISER

Goldman Sachs Asset Management

PORTFOLIO MANAGER

This Fund is managed by the following individuals: Kent Clark; Robert L. Jones; and Victor H. Pinter. Mr. Jones, Managing Director, joined the Sub-adviser in 1989. Mr. Clark has been Vice President of the Sub-adviser since 1992. Mr. Pinter has been Vice President of the Sub-adviser since 1990.

INVESTMENT OBJECTIVE

Seeks long-term growth of capital through a broadly diversified portfolio of equity securities of large cap U.S. issuers that are expected to have better prospects for earnings growth than the growth rate of the general domestic economy. Dividend income is a secondary consideration.

INVESTMENT RISK

This Fund invests almost entirely in stocks. Stock values can rise and fall over both short and long periods of time. The Fund's investments are selected to maintain a risk profile similar to the Russell 1000 Growth Index, and your investment may experience similar changes in value and share similar risks such as market risk, credit risk, interest rate risk and risk associated with foreign securities. For more information about market risk, credit risk, interest rate risk and risk associated with foreign securities, see "A Word About Risk" in this prospectus.
INVESTMENT STRATEGY
The Fund will be managed utilizing Goldman Sachs' Quantitative Equity Strategy. The acronym "CORE" (Computer-Optimized and Research Enhanced) reflects the three step investment process the team uses to select securities. First, we estimate the returns of 3000 U.S. stocks using a combination of research from the Goldman Sachs Global Investment Research Department, other industry sources and objective quantitative analysis. Next, the Fund's investment portfolio is constructed by balancing expected returns against portfolio risk, trading fees and investment objectives. The Fund is intended to be constructed with minimum deviations from the sector, risk statistics and macroeconomic sensitivity of the benchmark. A proprietary multi-factor model is used in seeking to ensure risks taken are both intended and are warranted due to expected return. Lastly, the Fund is traded regularly and rebalanced in seeking to ensure all positions are in line with current market outlooks and benchmark weights.

We follow the guidelines listed below for making the primary investments for this Fund.

                                 Percent of
      Fund Investments         Fund's Assets*
---------------------------------------------
Equity Securities of U.S. and  at least 90%
  foreign issuers,**
  including convertible
  securities, American
  Depository Receipts and
  Global Depository Receipts
---------------------------------------------
Fixed income securities U.S.   up to 100%
  Government securities,
  repurchase agreements
  collateralized by U.S.
  Government securities,
  commercial paper rated at
  least A-2 by S&P or P-2 by
  Moody's, certificates of
  deposit, bankers'
  acceptances, repurchase
  agreements, non-
  convertible preferred
  stocks, non-convertible
  corporate bonds with a
  remaining maturity of less
  than one year
---------------------------------------------
Futures and options***         up to 5%
---------------------------------------------
Illiquid securities            up to 15%
---------------------------------------------
Warrants and stock purchase    up to 5%
  rights
---------------------------------------------
Investment companies           up to 5%
---------------------------------------------
Unseasoned companies           up to 5%
---------------------------------------------

  *  At time of purchase
 ** This Fund may invest in the securities of a foreign issuer only if the securities are traded in the U.S. and the issuer complies with U.S. accounting standards.
*** The Fund may purchase or sell futures contracts only with respect to a representative index. At no time will the aggregate margin deposit required on all futures or options held, exceed 5% of the Fund's total assets.

Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments."

LARGE CAP GROWTH FUND
Fact Sheet
--------------------------------------------------------------------------------

The Large Cap Growth Fund commenced operations on               and has no
investment performance record. However, the Large Cap Growth Fund's investment objectives, policies and strategies are substantially similar to the Goldman Sachs CORE Large Cap Growth Fund and it is managed in substantially the same manner and by the same individuals as the Goldman Sachs CORE Large Cap Growth Fund. The chart below shows the historical investment performance for the Goldman Sachs CORE Large Cap Growth Fund for the period from November 11, 1991 to present. Performance information prior to May 1, 1997 (commencement date for Goldman Sachs CORE Large Cap Growth Fund) is that of a predecessor separate account adjusted to reflect the higher fees and expenses applicable to Goldman Sachs CORE Large Cap Growth Fund. Although the predecessor separate account was managed by GSAM in substantially the same manner and by the same individuals as the Goldman Sachs CORE Large Cap Growth Fund, the separate account was not registered under the 1940 Act and was not subject to certain investment restrictions imposed by the 1940 Act. If it had been registered under the 1940 Act, performance might have been adversely affected.

Distribution and advisory fees for the Large Cap Growth Fund are higher than the distribution and advisory fees incurred by the Goldman Sachs CORE Large Cap Growth Fund. The other fees and expenses incurred by the Large Cap Growth Fund may be higher or lower than the other fees and expenses incurred by the Goldman Sachs CORE Large Cap Growth Fund in any given year. See "Performance and Yield Information" in the Statement of Additional Information for a description of the manner in which performance has been calculated. THE PERFORMANCE INFORMATION BELOW IS BASED ON A FUND COMPARABLE TO THE LARGE CAP GROWTH FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE FUND ITSELF.
                      AVERAGE ANNUAL TOTAL RETURN -- FUND

    --------------------------------------------------
         1 YEAR           5 YEAR      SINCE INCEPTION
    --------------------------------------------------
         28.56%           24.66%           20.83%
    --------------------------------------------------

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                   STIPULATED PAYMENT MADE NOVEMBER 11, 1991

                                    [CHART]
                          PERIOD ENDED MARCH 31, 1998

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
Historical returns reflect investment management fees and other operating expenses, if any.

MID CAP GROWTH FUND
Fact Sheet

-------------------------------------------------
Investment Goal      CAPITAL APPRECIATION THROUGH
                     INVESTMENTS IN EQUITY
                     SECURITIES
-------------------------------------------------
Investment Category  GROWTH

--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC

INVESTMENT SUB-ADVISER

Brown Capital Management, Inc.

PORTFOLIO MANAGER

The Fund is managed by a team led by Eddie C. Brown. Mr. Brown is Founder, President and controlling shareholder of the Sub-adviser. Mr. Brown has been with the Sub-adviser since its inception in 1983.

INVESTMENT OBJECTIVE

Seeks capital appreciation principally through investments in equity securities, such as common and preferred stocks and securities convertible into common stocks. Current income is of secondary importance.
INVESTMENT RISK

This Fund invests mostly in stocks of medium sized companies that we believe are undervalued in the marketplace. The value of any stock may rise or fall over long or short periods of time. Although these stocks present an opportunity for capital appreciation, they may not be broadly traded and involve market risk and risk associated with foreign securities. For a discussion of market risk and risk associated with foreign securities, see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY

This Fund will invest principally in the equity securities of medium capitalization companies. We will seek to achieve capital appreciation through an opportunistic stock investment strategy with a growth bias. This Fund will purchase equity securities of those companies that we feel are undervalued relative to their growth potential in the securities markets, because the companies are presently out of favor, not well known or possess value that is not currently recognized by the investment community. We use a "bottom up" approach to select specific securities, employing analysis that contains elements of traditional dividend discount and earnings yield models, establishes predicted relative valuation for equity and fixed income markets, and determines the attractiveness of individual securities through evaluation of growth and risk characteristics of the underlying company relative to the overall equity market. Although the Fund's portfolio securities generally will be acquired for the long term, they may be sold under some of the following circumstances when the Sub-adviser believes that: a) the anticipated price appreciation has been achieved or is no longer probable; b) alternative investments offer superior total return prospects; or c) fundamentals change adversely.

We follow the guidelines listed below for making the primary investments for this Fund.

                                 Percent of
Fund Investments               Fund's Assets*
---------------------------------------------
Equity securities              at least 90%
  Common stocks, convertible
  preferred stocks,
  participating preferred
  stocks, preferred equity
  redemption cumulative
  stocks, preferred stocks
  and convertible bonds
  traded and domestic
  exchanges or an
  over-the-counter markets.
---------------------------------------------
Foreign securities, American   up to 10%
  Depository Receipts
  ("ADRs")**
---------------------------------------------
Money market instruments***    up to 10%
  and fixed income
  securities, U.S. Government
  securities, corporate debt
  securities (including those
  subject to repurchase
  agreements), bankers
  acceptances and
  certificates of deposit of
  domestic branches of U.S.
  banks, commercial paper
  (including variable amount
  demand master notes) rated
  in one of the two highest
  rating of organizations or,
  if not rated, of equivalent
  quality and cash and cash
  equivalents
---------------------------------------------
Illiquid securities            up to 10%
---------------------------------------------
Real estate securities****     up to 10%
---------------------------------------------

   * At time of purchase
  ** Foreign securities held by this Fund will be held in the form of ADRs.
 *** For temporary defensive reasons, we may invest up to 100% of the Fund's assets in money market instruments and cash and cash equivalents. We may do this when we think economic and market conditions make it too risky to follow its general guidelines.
**** This Fund will not invest directly in real estate, but rather, in readily marketable securities issued by or interests in companies that invest in real estate, including real estate investment trusts (REITs).

Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments."

MID CAP GROWTH FUND
Fact Sheet
--------------------------------------------------------------------------------

The Mid Cap Growth Fund commenced operations on               and has no
investment performance record. However, the Mid Cap Growth Fund's investment objective, policies and strategies are substantially similar to those employed by the Sub-adviser with respect to certain discretionary investment management accounts under their management ("Combined Accounts"). The chart below shows the investment performance for a composite of these Combined Accounts ("Combined Accounts Composite"). The Combined Accounts Composite includes all discretionary accounts managed by the Sub-adviser invested principally in equity securities of medium capitalization companies using the same investment strategy that the Sub-adviser will employ on behalf of the Fund. The inception date of the discretionary investment accounts comprising the Combined Accounts Composite range from January 1, 1993 to October 1, 1997.

The discretionary accounts in the Combined Accounts Composite are not subject to the investment limitations, diversification requirements and other restrictions imposed on registered mutual funds by the 1940 Act and the Internal Revenue Code. If the accounts included in the Combined Accounts Composite had been subject to the requirements imposed on mutual funds, their performance might have been lower.

Distribution and advisory fees for the Mid Cap Growth Fund are higher than the fees and expenses historically incurred by the Combined Accounts comprising the Combined Accounts Composite. Consequently, the performance results for the Combined Accounts Composite would have been adversely affected if the Combined Accounts Composite had the same expenses as the Mid Cap Growth Fund. See "Performance and Yield Information" in the Statement of Additional Information for a description of the manner in which performance has been calculated. THE PERFORMANCE INFORMATION BELOW IS BASED ON A COMPOSITE COMPARABLE TO THE MID CAP GROWTH FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE FUND ITSELF.
                      AVERAGE ANNUAL TOTAL RETURN -- FUND

    --------------------------------------------------
         1 YEAR           5 YEAR      SINCE INCEPTION
    --------------------------------------------------
         48.26%           24.07%           22.44%
    --------------------------------------------------

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE JANUARY 1, 1993

                                    [CHART]

                          PERIOD ENDED MARCH 31, 1998

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
Historical returns reflect investment management fees and other operating expenses, if any.

SMALL CAP GROWTH FUND
Fact Sheet

-------------------------------------------------
Investment Goal      LONG-TERM GROWTH THROUGH
                     INVESTMENTS IN SMALL COMPANY
                     GROWTH STOCKS
-------------------------------------------------
Investment Category  GROWTH

--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC

INVESTMENT SUB-ADVISER

J.P. Morgan Investment Management Inc.

PORTFOLIO MANAGER

Candice Eggerss and Saira Malik are the members of the Sub-adviser's team who will be primarily responsible for the day-to-day management of the Fund. Ms. Eggerss, who has been with the Sub-adviser since 1996, is Vice President and specializes in portfolio investments in small capitalization technology companies. Prior to this, Ms. Eggerss was employed at Weiss, Peck and Greer from April 1993 to April 1996 and at Equitable Capital Management prior to 1993. Ms. Malik joined the Sub-adviser in 1995 after completing her graduate studies at the University of Wisconsin.
INVESTMENT OBJECTIVE

Seeks to provide long-term growth from a portfolio of small company growth stocks.
INVESTMENT RISK

This Fund invests primarily in U.S. small company growth stocks. These companies may not have the financial strength to do well in difficult times. Because they are small, the stock prices of these companies may fluctuate more over the short term but they have more potential to grow. This means their stock value may offer greater potential for appreciation. The securities that the Fund invests in involve certain risks such as market risks and risk associated with foreign securities. For a discussion of these risks, see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY

This Fund invests in U.S. companies whose market capitalizations are greater than $150 million and less than $1.25 billion. On an industry by industry basis, the Fund's weightings are similar to those of the Russell 2000 Growth Index. Within each industry, the Fund invests in the stocks that our research and valuation process indicate are the most undervalued. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company.

We follow the guidelines listed below for making the primary investments for the Fund.

                                 Percent of
Fund Investments               Fund's Assets*
---------------------------------------------
Small company growth stocks    at least 65%
  U.S. and foreign common
  stocks, convertible
  securities, preferred
  stocks, trust or
  partnership interests,
  warrants, rights and
  investment company
  securities
---------------------------------------------
Foreign investments            up to 5%
---------------------------------------------
Futures and options            up to 25%
---------------------------------------------
Illiquid securities            up to 15%
---------------------------------------------
Investment grade short term    up to 10%
  securities**
---------------------------------------------
Swaps                          up to 5%
---------------------------------------------

 *   At time of purchase.
** During severe market downturns or to maintain adequate liquidity to meet redemptions, we may invest up to 100% of the Fund's assets in investment grade short term securities, including repurchase agreements and, for temporary or extraordinary purposes, may borrow from banks up to 10% of its assets.

Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments."

SMALL CAP GROWTH FUND
Fact Sheet
--------------------------------------------------------------------------------

The Small Cap Growth Fund commenced operations on               and has no
investment performance record. However, the Small Cap Growth Fund's investment objective, policies and strategies are substantially similar to those employed by the Sub-adviser and its affiliates with respect to certain discretionary investment management accounts under their management ("Combined Accounts"). The chart below shows the historical investment performance for a composite of these Combined Accounts ("Combined Accounts Composite"). The Combined Accounts Composite includes all non-mutual fund discretionary accounts managed by the Sub-adviser and its affiliates invested solely in the equity securities of small capitalization companies using the same investment strategy that the Sub-adviser will employ on behalf of the Fund. The inception date of the discretionary accounts comprising the Combined Accounts Composite range from September 1, 1994 to June 1, 1997.

The discretionary accounts in the Combined Accounts Composite are not subject to the investment limitations, diversification requirements and other restrictions imposed on registered mutual funds by the 1940 Act and the Internal Revenue Code. If the accounts included in the Combined Accounts Composite had been subject to the requirements imposed on registered mutual funds, their performance might have been lower.

Distribution and advisory fees for the Small Cap Growth Fund are higher than the fees and expenses historically incurred by the Combined Accounts comprising the Combined Accounts Composite. Consequently, the performance results for the Combined Accounts Composite would have been adversely affected if the Combined Accounts Composite had the same expenses as the Small Cap Growth Fund. See "Performance and Yield Information" in the Statement of Additional Information for a description of the manner in which performance has been calculated. THE PERFORMANCE INFORMATION BELOW IS BASED ON A COMPOSITE COMPARABLE TO THE SMALL CAP GROWTH FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE FUND ITSELF.

                      AVERAGE ANNUAL TOTAL RETURN -- FUND

-----------------------------------------------------
          1 YEAR                SINCE INCEPTION
-----------------------------------------------------
          53.70%                     30.54%
-----------------------------------------------------

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                   STIPULATED PAYMENT MADE SEPTEMBER 1, 1994

                                    [CHART]

                          PERIOD ENDED MARCH 31, 1998

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
Historical returns reflect investment management fees and other operating expenses, if any.

INTERNATIONAL VALUE FUND
Fact Sheet

-------------------------------------------------
Investment Goal      GROWTH OF CAPITAL AND FUTURE
                     INCOME THROUGH INVESTMENTS
                     IN NON-U.S. ISSUERS
-------------------------------------------------
Investment Category  GROWTH

--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC

INVESTMENT SUB-ADVISER

Capital Guardian Trust Company

PORTFOLIO MANAGER

This Fund is managed using a system of multiple portfolio managers. Under this system, the Fund is divided into segments, which are assigned to individual managers.
INVESTMENT OBJECTIVE

Seeks to provide growth of capital and future income through investments primarily in securities of non-U.S. issuers and securities whose principal markets are outside of the United States.

INVESTMENT RISK

As described in the Investment Strategy section below, this Fund invests almost all of its assets in foreign securities, which have risks that U.S. investments do not have. For a further explanation of the risks associated with foreign securities and market risk, see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY

The Fund invests in a portfolio consisting primarily of common stocks (or securities convertible into common stocks) and bonds of non-U.S. issuers.

While the assets of the Fund can be invested with geographical flexibility, the emphasis will be on securities of companies located in Europe, Canada, Australia, and the Far East, giving due consideration to economic, social, and political developments, currency risks and the liquidity of various national markets.

                                 Percent of
Fund Investments               Fund's Assets*
---------------------------------------------
Foreign securities** common    at least 80%
  stocks, convertible stocks
  and bonds
---------------------------------------------
Futures and options Put and    up to 90%
  call options on foreign
  currencies and forward
  currency contracts
---------------------------------------------
Cash, cash equivalents,        up to 100%
  government securities,
  nonconvertible preferred
  stocks, or straight debt
  securities***
---------------------------------------------

  *  At the time of purchase.
 ** We may invest up to 10% of the Fund's assets in the securities of foreign small capitalization companies. The Fund also may invest in securities of issuers located in emerging markets countries.
*** We may invest up to 100% of the Fund's assets in these instruments in varying proportions, when we think economic, political and market conditions in foreign countries make it too risky to follow our general guidelines.

For additional
information about THE
FUND'S INVESTMENTS see
"Types of Investments."

INTERNATIONAL VALUE FUND
Fact Sheet
--------------------------------------------------------------------------------

The International Value Fund commenced operations on                and has no
investment performance record. However, the International Value Fund's investment objectives, policies and strategies are substantially similar to those employed by the Sub-adviser with respect to certain discretionary investment accounts managed by the Sub-adviser. The chart below shows the historical investment performance (with the adjustments noted below) for a composite of the Sub-adviser's similar accounts which use the same investment strategy that the Sub-adviser will employ on behalf of the Fund ("Sub-adviser Composite"). The Sub-adviser Composite represents the total return, gross of management fees, of all relevant accounts managed on a discretionary basis by the institutional investment management division of the Sub-adviser. The inception dates of the discretionary accounts comprising the Sub-Adviser Composite range from December 31, 1978 to March 31, 1998.

The discretionary accounts in the Sub-adviser Composite are not subject to the investment limitations, diversification requirements and other restrictions imposed on registered mutual funds by the 1940 Act and the Internal Revenue Code. If the accounts included in the Sub-Adviser Composite had been subject to the requirements imposed on registered mutual funds, their performance might have been lower.

Distribution and advisory fees for the International Value Fund are higher than the fees and expenses historically incurred by the accounts comprising the Sub-adviser Composite. Consequently, the performance results for the Sub-adviser Composite would have been adversely affected if the Sub-adviser Composite had the same expenses as the International Value Fund. See "Performance and Yield Information" in the Statement of Additional Information for a description of the manner in which performance has been calculated. THE PERFORMANCE INFORMATION BELOW IS BASED ON A COMPOSITE COMPARABLE TO THE INTERNATIONAL VALUE FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE FUND ITSELF.

                      AVERAGE ANNUAL TOTAL RETURN -- FUND

---------------------------------------------------------
       1 YEAR              5 YEAR            10 YEAR
---------------------------------------------------------
       22.80%              13.72%            10.25%
---------------------------------------------------------

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988

                                    [CHART]

                          PERIOD ENDED MARCH 31, 1998

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
Historical returns reflect investment management fees and other operating expenses, if any.

LARGE CAP VALUE FUND
Fact Sheet

-------------------------------------------------
Investment Goal      TOTAL RETURNS EXCEEDING THE
                     RUSSELL 1000 VALUE INDEX
                     THROUGH INVESTMENTS IN
                     EQUITY SECURITIES
-------------------------------------------------
Investment Category  GROWTH

--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC

INVESTMENT SUB-ADVISER

State Street Bank & Trust Company/
State Street Global Advisors

PORTFOLIO MANAGER

This Fund is managed using a system of multiple portfolio managers. INVESTMENT OBJECTIVE
Seeks to provide total returns that exceed over time the Russell 1000 Value Index (Index) through investment in equity securities.

INVESTMENT RISK

This Fund invests primarily in the stocks of large, well-established companies that generally possess the strength to withstand difficult financial periods. Nevertheless, the value of any stock can rise or fall over short and long periods of time. As described below, in order to avoid unintended exposures to economic factors, including the direction of the economy, interest rates, energy prices and inflation, we maintain the proportion of stocks from different economic sectors in this Fund's portfolio at a level similar to that of the Russell 1000 Value Index. There is no assurance that the Fund will be unaffected by such economic factors.
Because the Fund maintains sector weights at a similar level to that of the Index, your investment may experience similar changes in value and share similar risks such as market risk and risk associated with foreign securities. For more information about market risk and risk associated with foreign securities, see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY

The Fund will invest primarily in equity securities. Equity securities will be selected by the Fund and ranked according to two separate and uncorrelated measures: value and the momentum of Wall Street sentiment. The value measure compares a company's assets, projected earnings growth and cash flow growth with its stock price within the context of its historical valuation. The measure of Wall Street sentiment examines changes in Wall Street analysts' earnings estimates and ranks stocks by the strength and consistency of those changes. These two measures will be combined to create a single composite score of each stock's attractiveness. These scores are used to determine their relative attractiveness. Sector weights are maintained at a similar level to that of the Russell 1000 Value Index to avoid unintended exposure to factors such as the direction of the economy, interest rates, energy prices and inflation.

We follow the guidelines listed below for making the primary investments for the Fund.

                                Percent of
Fund Investments               Fund's Assets
--------------------------------------------
Equity securities              at least 65%
--------------------------------------------
Foreign debt securities**      up to 5%
--------------------------------------------
American Depository Receipts   up to 5%
--------------------------------------------
Corporate bonds                up to 5%
--------------------------------------------
Debentures                     up to 5%
--------------------------------------------
Notes                          up to 5%
--------------------------------------------
Warrants                       up to 5%
--------------------------------------------
Illiquid and restricted        up to 15%
  securities
--------------------------------------------
Securities Lending             up to 33 1/3%
--------------------------------------------
When-issued securities         up to 25%
--------------------------------------------
Put and call options           up to 25%
  Covered put and call
  options on securities
  Put and call options on
  securities indices
--------------------------------------------
Futures and options            up to 5%
  Initial margin deposits on
  futures and premiums for
  options and futures
--------------------------------------------
High quality short-term fixed  up to 100%
  income securities***
--------------------------------------------

  *  At time of purchase.
 ** The Fund may invest up to 5% of its total assets in the obligations of foreign issuers that are denominated in U.S. dollars.
*** For temporary defensive purposes, to invest uncommitted cash balances or to meet shareholder redemptions, we may invest up to 100% of the Fund's assets in high quality short-term fixed income securities such as U.S. Government securities, repurchase agreements collateralized by these obligations, variable amount master demand notes, commercial paper, bank certificates of deposit, bankers' acceptances and time deposits.

Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments."

LARGE CAP VALUE FUND
Fact Sheet
--------------------------------------------------------------------------------

The Large Cap Value Fund commenced operations on               and has no
investment performance record. However, the Large Cap Value Fund will be managed in substantially the same manner and by the same individuals as those employed by the Sub-adviser for Discretionary Accounts (the "Discretionary Accounts") managed by the Sub-adviser with similar investment objectives, policies and strategies. The Discretionary Account are not subject to the same investment limitations, diversification and restriction imposed on registered mutual funds by the 1940 Act and the Internal Revenue Code.

The chart below shows the investment performance for the Discretionary Accounts. The inception date for the Discretionary Accounts range from August 1, 1992 through August 1, 1997.
The Discretionary Accounts are not subject to the investment limitations, diversification requirements and the other restrictions imposed on registered mutual funds by the 1940 Act and the Internal Revenue Code. If the Discretionary Accounts had been subject to the requirements imposed on registered mutual funds, their performance might have been lower. Consequently, the performance results for the Discretionary Accounts would have been adversely affected if the Discretionary Accounts had the same expenses as the Large Cap Value Fund. See "Performance and Yield Information" in the Statement of Additional Information for a description of the manner in which performance has been calculated. THE PERFORMANCE INFORMATION BELOW IS BASED ON DISCRETIONARY ACCOUNTS COMPARABLE TO THE LARGE CAP VALUE FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE FUND ITSELF.

                      AVERAGE ANNUAL TOTAL RETURN -- FUND

    --------------------------------------------------
         1 YEAR           5 YEAR      SINCE INCEPTION
    --------------------------------------------------
         58.18%           23.53%           23.43%
    --------------------------------------------------

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE AUGUST 1, 1992

                                    [CHART]

                          PERIOD ENDED MARCH 31, 1998

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
Historical returns reflect investment management fees and other operating expenses, if any.

MID CAP VALUE FUND
Fact Sheet

-------------------------------------------------
Investment Goal      GROWTH THROUGH INVESTMENTS
                     IN MEDIUM- TO LARGE
                     CAPITALIZATION COMPANIES
-------------------------------------------------
Investment Category  GROWTH

--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC
INVESTMENT SUB-ADVISER

Neuberger & Berman Management, Inc.

PORTFOLIO MANAGER
Michael M. Kassen and Robert I. Gendelman serve as co-managers of the Fund. Mr. Kassen and Mr. Gendelman are Vice Presidents of the Sub-adviser and principals of Neuberger & Berman, LLC. Messrs. Kassen and Gendelman have been associated with the Sub-adviser since 1990 and 1994, respectively.

INVESTMENT OBJECTIVE

Seeks capital growth, through investment in common stocks of medium- to large-capitalization established companies using a value-oriented investment approach.

INVESTMENT RISK

As described in the Investment Strategy section below, this Fund invests almost all its assets in stocks of companies that are undervalued in the marketplace. The value of any stock may rise or fall over long or short periods of time. Although these stocks present an opportunity for capital appreciation, they may not be broadly traded and involve market risk and risk associated with foreign securities. For a discussion of these risks, see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY

This Fund invests principally in common stocks of medium- to large-capitalization established companies, using a value-oriented investment approach intended to increase capital with reasonable risk. We choose securities we believe are undervalued based on strong fundamentals, including a low price-to-earnings ratio, consistent cash flow, and the company's track record through all parts of the market cycle. When selecting securities for this Fund, we also consider other factors as including ownership by a company's management of the company's stock and the dominance a company in its particular field.

We follow the guidelines listed below for making the investments for this Fund.

                                   Percent of
Fund Investments                 Fund's Assets*
-----------------------------------------------
Equity securities                at least 65%
  Common stock, preferred
  stock, convertible securities
-----------------------------------------------
Covered call options             up to 35%
-----------------------------------------------
Foreign currency transactions    up to 5%
-----------------------------------------------
Options on foreign currencies    up to 5%
-----------------------------------------------
Foreign securities               up to 10%
-----------------------------------------------
Illiquid and restricted          up to 15%
  securities**
-----------------------------------------------
Corporate debt securities rated  up to 15%
  below investment grade
  comparable unrated
  securities***
-----------------------------------------------
Investment grade debt            less than 5%
  securities Corporate bonds
  and debentures, U.S.
  Government securities, money
  market instruments, zero
  coupon securities
-----------------------------------------------
Cash and cash equivalents****    up to 100%
-----------------------------------------------

   * At time of purchase
  ** We may invest up to 15% of the Funds' assets in illiquid securities. Restricted securities are explained under "Types of Investments."
 *** This Fund may invest up to 15% of its assets in below investment grade debt securities only when we believe that the anticipated return to the Fund warrants exposure to the additional risk involved in these instruments.
**** For temporary defensive reasons, we may invest up to 100% of the Fund's assets in cash and cash equivalents, U.S. Government securities, commercial paper and certain other money market instruments, including repurchase agreements collateralized by the foregoing. We may do this when we think economic and market conditions make it too risky to follow its general investment guidelines.

Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments."

MID CAP VALUE FUND
Fact Sheet
--------------------------------------------------------------------------------

The Mid Cap Value Fund commenced operations on               and has no
investment performance record. However, the Mid Cap Value Fund's investment objectives, policies and strategies are substantially similar to those of the Neuberger & Berman Partners Fund and it is managed in substantially the same manner and by the same individuals as the Neuberger & Berman Partners Fund. The chart below shows the investment performance for the Neuberger & Berman Partners Fund for the period April 1, 1988 through March 31, 1998. The date the Sub-Adviser assumed management of the Neuberger & Berman Partners Fund was January 20, 1975.

Distribution and advisory fees for the Mid Cap Value Fund are higher than the distribution and advisory fees incurred by the Neuberger & Berman Partners Fund. The other fees and expenses incurred by the Mid Cap Value Fund may be higher or lower than the other fees and expenses incurred by the Neuberger & Berman Partners Fund in any given year. See "Performance and Yield Information" in the Statement of Additional Information for a description of the manner in which performance has been calculated. THE PERFORMANCE INFORMATION BELOW IS BASED ON A FUND COMPARABLE TO THE MID CAP VALUE FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE FUND ITSELF.

                      AVERAGE ANNUAL TOTAL RETURN -- FUND

    --------------------------------------------------
         1 YEAR           5 YEAR          10 YEAR
    --------------------------------------------------
         17.95%           21.80%           41.54%
    --------------------------------------------------

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988

                                    [CHART]
                          PERIOD ENDED MARCH 31, 1998

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
Historical returns reflect investment management fees and other operating expenses, if any.

SMALL CAP VALUE FUND
Fact Sheet

-------------------------------------------------
Investment Goal      MAXIMUM LONG-TERM RETURN
                     THROUGH INVESTMENTS IN
                     SECURITIES OF SMALL
                     CAPITALIZATION COMPANIES
-------------------------------------------------
Investment Category  GROWTH

--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC

INVESTMENT SUB-ADVISERS

Fiduciary Management Associates, Inc.
Bankers Trust Company

PORTFOLIO MANAGER

Patricia A. Falkowski, President and Chief Investment Officer of FMA has been Portfolio Manager for the actively-managed portion of the Fund's portfolio since the Fund's inception. Ms. Falkowski has been with FMA since 1991.

Frank Salerno, Managing Director-Chief Investment Officer of Quantitative and Equity Index of Bankers Trust, has been the portfolio manager for the passively-managed portion of this Fund's portfolio since the Fund's inception. Mr. Salerno has been with Bankers Trust since 1981.

INVESTMENT OBJECTIVE

Seeks maximum long-term return, consistent with reasonable risk to principal, by investing primarily in common stocks of smaller companies in terms of revenues and/or market capitalization.

INVESTMENT RISK

As described below, this Fund invests in smaller capitalization companies. Some of these companies do not have the financial strength to do well in difficult times.

A portion of this Fund's portfolio is invested in a statistically-selected sampling of the 2000 stocks in the Russell 2000 Index. This part of the Fund's investment portfolio avoids the risks of individual stock selection and seeks to achieve and exceed the return of the smaller-sized company sector of the market. On the average, that return has been positive, but has been negative at certain times. There is no assurance that a positive return will occur in the future.

Because this Fund invests in smaller capitalization stocks, your investment may exhibit greater market value volatility than investments in common stocks of larger companies. Your investment also will experience similar changes in value and share similar risks as stocks included in the Russell 2000 Index, such as market risk and risk associated with investment in foreign securities. For more information about these risks, see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGIES

This Fund invests primarily in common stocks of small capitalization companies. One portion of the Fund's investment portfolio will be actively managed and the other portion will be passively managed. In analyzing and selecting investments for the actively-managed portion of the Fund's investment portfolio, we look for market themes and changes that signal opportunity. We seek companies with lower price-to-earnings ratios, strong cash flow, good credit lines and clean or improving balance sheets. At any given time, this portion of the Fund's investment portfolio will be invested in a diversified group of small capitalization stocks in several industries. The Fund will invest primarily in U.S. companies with seasoned management or a track record as part of a larger company.

The passively-managed portion of the Fund's investment portfolio is comprised of a sampling of stocks in the Russell 2000 Index that, as a group, should reflect its performance. The stocks of the Russell 2000 Value Index to be included in the Fund will be selected utilizing a statistical sampling technique known as "optimization." This process selects stocks for the Fund so that various industry weightings, market capitalizations and fundamental characteristics (e.g. price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the Russell 2000 Value Index. The stocks held by the Fund are weighted to make the Fund's aggregate investment characteristics similar to those of the Index as a whole. Since it may not be possible for this Fund to buy every stock included on this index or in the same proportions, we rely on the aforementioned statistical technique to figure out, of the stocks tracked by the index, how many and which ones to buy.

Additional information about THE FUND'S INVESTMENTS is provided under "Types of Investments."

SMALL CAP VALUE FUND
Fact Sheet
--------------------------------------------------------------------------------

We follow the guidelines listed below for making the primary investments for the Fund.

                                  Percent of
       Fund Investments         Fund's Assets*
----------------------------------------------
Small company stocks**          at least 65%
----------------------------------------------
Short-term investments Foreign  up to 35%
  and domestic money market
  instruments, certificates of
  deposit bankers'
  acceptances, time deposits,
  U.S. Government obligations,
  U.S. Government agency
  securities, short-term
  corporate debt securities,
  commercial paper rated A-1
  or A-2 by S&P or Prime-1 or
  Prime-2 by Moody's or, if
  unrated, of comparable
  quality, repurchase
  agreements
----------------------------------------------
Illiquid securities             up to 15%
----------------------------------------------
Futures and options             up to 20%
----------------------------------------------
Swap agreements                 up to 10%
----------------------------------------------
Warrants***                     up to 5%
----------------------------------------------
Time deposits****               up to 10%
----------------------------------------------
Foreign securities              up to 10%
----------------------------------------------
Investment companies            up to 10%
----------------------------------------------

   * At time of purchase.
  ** This Fund will invest at least 65% of its assets in the stocks of companies whose stock market capitalizations range from $50 million to $1 billion, including stocks in the Russell 2000 Index.
 *** The Fund's investment in warrants will not exceed 2% of its assets with respect to warrants not listed on the New York or American Stock Exchanges.
**** This Fund will invest only in time deposits maturing in two to seven calendar days. The Fund will not purchase time deposits maturing in more than seven days.

SOCIALLY RESPONSIBLE
FUND
Fact Sheet

-------------------------------------------------
Investment Goal      GROWTH THROUGH INVESTMENTS
                     IN STOCKS OF COMPANIES
                     MEETING SOCIAL CRITERIA OF
                     THE FUND
-------------------------------------------------
Investment Category  GROWTH

--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC

PORTFOLIO MANAGER

John W. Mossbarger has been this Fund's portfolio manager and Vice President and Investment Officer of the Series Company since its inception. Since 1992, Mr. Mossbarger has served as Vice President and Investment Officer of American General Series Portfolio Company, a registered, open-end investment company.

INVESTMENT OBJECTIVE

Seeks to obtain growth of capital through investment, primarily in common stocks, in companies which meet the social criteria established for the Fund. The Fund invests only in companies which meet its social criteria. The Fund does not invest in companies that:

  - produce nuclear energy;

  - make military weapons or delivery systems; or

  - engage continuously in practices or produce products that significantly pollute the environment (such products include tobacco products).

INVESTMENT RISK
Most of the companies this Fund invests in are included in the S&P 500 Index. This Fund's degree of market risk is slightly greater than the S&P 500 Index Fund's degree of risk. This is because its investments are more limited by its investment objective. This Fund may also experience market risk, and risks associated with foreign securities. For a discussion of these risks see the S&P 500 Index Fund's Fact Sheet and "A Word About Risk" in this prospectus.
If a company stops meeting the Fund's social criteria after the Fund invested in it, the Fund will sell these investments even if this means the Fund loses money. Also, if the Fund changes its social criteria and the companies the Fund has already invested in no longer qualify, the Fund will sell these investments even if this means the Fund loses money. Social criteria screening will limit the availability of investment opportunities for the Fund more than for funds having no such criteria.

To find out which companies meet the Fund's social criteria, we rely on industry classifications, research services such as the Investor Responsibility Research Center (IRRC), and special magazines and papers that publish this type of information.

Since our definition of social criteria is not "fundamental," the Series Company's Board of Trustees may change it without shareholder approval. When deciding to make changes to the criteria, the Board will consider, among other things, new or revised state laws that govern or affect the investments of public funds. At least once a year, we survey state laws on this issue to look for any new developments. If our survey shows that at least 20 states have adopted laws that restrict public funds from being invested in a clearly definable category of investments, this category is automatically added to our social criteria list.

INVESTMENT STRATEGY

We follow the guidelines listed below for making the primary investments for the Fund.

                                  Percent of
      Fund's Investments        Fund's Assets*
----------------------------------------------
Common stocks of companies      at least 80%
  meeting Fund's social
  criteria
----------------------------------------------
Other types of securities of    up to 20%
  companies meeting social
  criteria including
    Foreign securities
    Preferred stock
    Convertible securities
    High quality money market
    securities and warrants
----------------------------------------------
Futures and options             up to 33%
----------------------------------------------
Illiquid and restricted         up to 10%
  securities
----------------------------------------------

* At time of purchase.

Additional information about THE FUND'S INVESTMENTS is provided under "Types of Investments."

SOCIALLY RESPONSIBLE FUND
Fact Sheet
--------------------------------------------------------------------------------

The Socially Responsible Fund commenced operations              and has no
investment performance record. However, the Socially Responsible Fund's investment objectives, policies and strategies are substantially similar to those of the American General Series Portfolio Company Social Awareness Fund ("AGSPC Social Awareness Fund") and it is managed in substantially the same manner and by the same individuals as AGSPC Social Awareness Fund. The chart below shows the historical investment performance for the AGSPC Social Awareness Fund for the period of October 2, 1989 through March 31, 1998. The inception date for the AGSPC Social Awareness Fund was October 2, 1989.

Distribution and advisory fees for the Socially Responsible Fund are higher than the distribution and advisory fees incurred by the AGSPC Social Awareness Fund. The other fees and expenses incurred by the Socially Responsible Fund may be higher or lower than the other fees and expenses incurred by the AGSPC Social Awareness Fund in any given year. See "Performance and Yield Information" in the Statement of Additional Information for a description of the manner in which performance has been calculated. THE PERFORMANCE INFORMATION BELOW IS BASED ON A FUND COMPARABLE TO THE SOCIALLY RESPONSIBLE FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE FUND ITSELF.
                      AVERAGE ANNUAL TOTAL RETURN -- FUND

    --------------------------------------------------
         1 YEAR           5 YEAR          10 YEAR
    --------------------------------------------------
         47.45%           25.67%           19.02%
    --------------------------------------------------

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE OCTOBER 2, 1989

                                    [CHART]
                          PERIOD ENDED MARCH 31, 1998

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
Historical returns reflect investment management fees and other operating expenses, if any.

BALANCED FUND
Fact Sheet

-------------------------------------------------
Investment Goal      CONSERVATION OF PRINCIPAL
                     AND LONG-TERM GROWTH OF
                     CAPITAL AND INCOME THROUGH
                     INVESTMENTS IN FIXED INCOME
                     AND EQUITY SECURITIES
-------------------------------------------------
Investment Category  BALANCED

--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC
INVESTMENT SUB-ADVISER

Capital Guardian Trust Company

PORTFOLIO MANAGERS

This Fund is managed using a system of multiple portfolio managers. Under this system, the Fund is divided into segments, which are assigned to individual managers.

INVESTMENT OBJECTIVE

Seeks balanced accomplishment of
(i) conservation of principal and (ii) long-term growth of capital and income through investment in fixed income and equity securities.

INVESTMENT RISK

This Fund invests principally in debt securities and stocks. Stock values can rise and fall over long and short periods of time and involve market risks. Like equity securities, debt securities involve certain risks, including interest rate risk, credit risk, market risk and risk associated with foreign securities. This may cause the debt securities that the Fund owns to be worth less than the Fund paid. For a discussion of these risk, see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY

The Fund invests in a combination of debt securities and stock in order to maintain the value of your principal investment and provide you with capital growth and income over the long-term. We select securities for the Fund's portfolio by identifying the stock and debt that represent fundamental values at reasonable prices. We implement this philosophy using a system of portfolio managers, under which a different portfolio manager makes investment decisions for the debt and equity portions of the Fund.

We follow the guidelines listed below for making the primary investments for the Fund.

                             Percent of
    Fund Investments       Fund's Assets*
-------------------------------------------
Fixed income securities   not less than 20%
  Securities rated "A"    not more than 80%
  or
  better by Moody's or
  S&P or of comparable
  investment quality;
  U.S. Government
  securities,
  mortgage-related
  securities of
  governmental issuers,
  GNMA certificates of
  private issuers,
  collateralized
  mortgage obligations,
  mortgage-backed bonds,
  cash or cash
  equivalents, including
  commercial bank
  obligations and
  commercial paper**
-------------------------------------------
Equity securities***      not less than 20%
-------------------------------------------
High yield debt           not more than 20%
  securities
-------------------------------------------

  * At time of purchase.
 ** These investments will constitute at least 75% of the
    fixed-income securities held by the Fund.
*** Equity securities held by the Fund will be listed on national securities exchanges or in the national over-the-counter market (NASDAQ) and may include American Depository Receipts. We may invest up to 10% of the Fund's assets in the securities of U.S. small-capitalization companies.

Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments."

BALANCED FUND
Fact Sheet
--------------------------------------------------------------------------------

The Balanced Fund commenced operations on               and has no investment
performance record. However, the Balanced Fund's investment objectives, policies and strategies will be substantially similar to those employed by the Sub-adviser with respect to certain discretionary investment accounts managed by the Sub-adviser. The chart below shows the historical investment performance (with the adjustments noted below) for a composite of the Sub-adviser's similar accounts which use the same investment strategy that the Sub-adviser will employ on behalf of the Fund ("Sub-adviser Composite"). The Sub-adviser Composite represents the total return, gross of management fees, of all relevant accounts managed on a discretionary basis by the institutional investment management division of the Sub-adviser. The inception dates of the accounts comprising Sub-adviser Composite range from December 31, 1974 to September 30, 1997.

The discretionary accounts in the Sub-adviser Composite are not subject to the investment limitations, diversification requirements and other restrictions imposed on registered mutual funds by the 1940 Act and the Internal Revenue Code. If the accounts included in the Sub-adviser Composite had been subject to the requirements imposed on mutual funds, their performance might have been lower.

Distribution and advisory fees for the Balanced Fund are higher than the fees and expenses historically incurred by the accounts comprising the Sub-adviser Composite. Consequently, the performance results for the Sub-adviser Composite would have been adversely affected if the Sub-adviser Composite had the same expenses as the Balanced Fund. See "Performance and Yield Information" in the Statement of Additional Information for a description of the manner in which performance has been calculated. THE PERFORMANCE INFORMATION BELOW IS BASED ON A COMPOSITE COMPARABLE TO THE BALANCED FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE FUND ITSELF.
                      AVERAGE ANNUAL TOTAL RETURN -- FUND

    --------------------------------------------------
         1 YEAR           5 YEAR          10 YEAR
    --------------------------------------------------
         30.15%           14.93%           13.54%
    --------------------------------------------------

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988

                                    [CHART]

                          PERIOD ENDED MARCH 31, 1998

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
Historical returns reflect investment management fees and other operating expenses, if any.

DOMESTIC BOND FUND
Fact Sheet

-------------------------------------------------
Investment Goal      HIGH TOTAL RETURN CONSISTENT
                     WITH CONSERVATION OF CAPITAL
                     THROUGH INVESTMENTS IN DEBT
                     SECURITIES
-------------------------------------------------
Investment Category  INCOME

--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC

INVESTMENT SUB-ADVISER

Capital Guardian Trust Company

PORTFOLIO MANAGER

James S. Baker and James R. Mulally serve as the Fund's portfolio managers. Mr. Baker, Vice President and fixed-income portfolio manager of an affiliate of the Sub-adviser, has focused on the application of quantitative valuations to investment grade bonds and portfolios for the Sub-adviser since 1987. Mr. Mulally, Senior Vice President, Director and Chairman of the Sub-adviser's Fixed Income Subcommittee, joined the Sub-adviser in 1980.

INVESTMENT OBJECTIVE
Seeks the highest possible total return consistent with conservation of capital through investment in debt instruments and other income producing securities.

INVESTMENT RISK

The securities the Fund invests in involve certain risks, such as interest rate risk, credit risk, market risk and risk associated with foreign securities. This may cause the debt instruments that the Fund owns to be worth less than what the Fund paid. For a discussion of these risks see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY

The Fund invests in high quality bonds to provide you with the highest possible total return from current income and capital gains while preserving your investment. To increase the Fund's earning potential, we may use a small part of the Fund's assets to make some higher risk investments.

We follow the guidelines listed below for making the primary investments for the Fund.

                                  Percent of
       Fund Investments         Fund's Assets*
----------------------------------------------
Investment grade intermediate   at least 75%
  and long-term corporate
  bonds rated at least A by
  Moody's or S&P** or of
  comparable quality,
  Eurodollar fixed income
  securities***, securities
  issued or guaranteed by the
  U.S. Government****, or the
  Canadian Government,
  interest bearing short-term
  investments, such as
  commercial paper, bankers'
  acceptances, bank
  certificates of deposit and
  other cash equivalents and
  cash
----------------------------------------------
Other debt obligations          up to 25%
  corporate bonds rated less
  than A by Moody's or S&P,
  mortgage-related securities,
  high yield bonds
----------------------------------------------
U.S. Government securities****  up to 100%
----------------------------------------------

   * At time of purchase.
  ** For more information concerning ratings see
     "Description of Corporate Bond Ratings" and "Description of Commercial Paper Ratings" in the Statement of Additional Information.
 *** The Fund currently intends to limit these investments
     to no more than 20% of its total assets.
**** U.S. Government securities are securities issued or guaranteed by the U.S. Government which are supported by (i) the full faith and credit of the U.S. Government, (ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the credit of the issuing government agency or (iv) the discretionary authority of the U.S. Government or GNMA to purchase certain obligations of the agency.

Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments."

DOMESTIC BOND FUND
Fact Sheet
--------------------------------------------------------------------------------

The Domestic Bond Fund commenced operations on               and has no
investment performance record. However, the Domestic Bond Fund's investment objectives, policies and strategies will be substantially similar to those employed by the Sub-adviser with respect to certain discretionary investment accounts managed by the Sub-adviser. The chart below shows the historical investment performance (with the adjustments noted below) for a composite of the Sub-adviser's similar accounts which use the same investment strategy that the Sub-adviser will employ on behalf of the Fund ("Sub-adviser Composite"). The Sub-adviser Composite represents the total return, gross of management fees, of all relevant accounts managed on a discretionary basis by the institutional investment management division of the Sub-adviser. The inception dates of the account comprising Sub-adviser Composite range from December 31, 1972 to March 1, 1998.

The discretionary accounts in the Sub-adviser Composite are not subject to the investment limitations, diversification requirements and other restrictions imposed on registered mutual funds by the 1940 Act and the Internal Revenue Code. If the accounts included in the Sub-adviser Composite had been subject to the requirements imposed on mutual funds, their performance might have been lower.

Distribution and advisory fees for the Domestic Bond Fund are higher than the fees and expenses historically incurred by the accounts comprising the Sub-adviser Composite. Consequently, the performance results for the Sub-adviser Composite would have been adversely affected if the Sub-adviser Composite had the same expenses as the Domestic Bond Fund. See "Performance and Yield Information" in the Statement of Additional Information for a description of the manner in which performance has been calculated. THE PERFORMANCE INFORMATION BELOW IS BASED ON A COMPOSITE COMPARABLE TO THE DOMESTIC BOND FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE FUND ITSELF.

                      AVERAGE ANNUAL TOTAL RETURN -- FUND

-------------------------------------------------------------
       1 YEAR                5 YEAR             10 YEAR
-------------------------------------------------------------
       11.12%                5.98%               8.47%
-------------------------------------------------------------

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988

                                    [CHART]

                          PERIOD ENDED MARCH 31, 1998

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
Historical returns reflect investment management fees and other operating expenses, if any.

MONEY MARKET FUND
Fact Sheet

-------------------------------------------------
Investment Goal      INCOME THROUGH INVESTMENT IN
                     SHORT-TERM MONEY MARKET
                     SECURITIES
-------------------------------------------------
Investment Category  STABILITY

--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC

PORTFOLIO MANAGER

Teresa Moro has been this Fund's portfolio manager and Vice President and Investment Officer of the Series Company since its inception. Since 1991, Ms. Moro has served as Vice President and Investment Officer of American General Series Portfolio Company, a registered investment company.

INVESTMENT OBJECTIVE

Seeks liquidity, protection of capital and current income through investments in short-term money market instruments.

INVESTMENT RISK

The short-term money market securities that this Fund invests in are high quality investments, posing low credit and interest rate risk. The current yield of the Fund will generally go up or down with changes in the level of interest rates. The Fund uses the amortized cost method to value its portfolio securities and tries to keep its net asset value at $1.00 per share. There can be no assurance that the net asset value will be $1.00 per share at all times.

Because the risk to the money you invest is low, the potential for profit is also low. The Fund may experience risks including interest rate risk, market risk, credit risk and risk associated with foreign securities. For a discussion of these risks, see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY

The Fund invests in short-term money market securities to provide you with liquidity, protection of your investment and current income. We use 95% of the Fund's assets to buy short-term securities that are rated within the highest rating category for short term debt obligations by at least two nationally recognized rating services or unrated securities of comparable investment quality. These eligible securities must mature in 13 months or less and the Fund must have a dollar-weighted average portfolio maturity of 90 days or less. These practices are designed to minimize any fluctuation in the value of the Fund's portfolio.

The investments this Fund may buy include:

  - Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities

  - Certificates of deposit and other obligations of domestic banks that have total assets in excess of $1 billion

  - Commercial paper sold by corporations and finance companies

  - Corporate debt obligations with remaining maturities of 13 months or less

  - Repurchase agreements

  - Money market instruments of foreign issuers payable in U.S. dollars (limited to no more than 20% of the Fund's net assets)

  - Asset-backed securities

  - Loan participations

  - Adjustable rate securities

  - Illiquid and restricted securities (including Rule 144A Securities)*
---------------

*Limited to 10% of the Fund's net assets.

Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments."

MONEY MARKET FUND

Fact Sheet
--------------------------------------------------------------------------------

                      AVERAGE ANNUAL TOTAL RETURN -- FUND

-----------------------------------------------------------
       1 YEAR               5 YEAR            10 YEAR
-----------------------------------------------------------
        5.24%               4.51%              5.42%
-----------------------------------------------------------

                     VALUE AT MONTHLY INTERVALS OF $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988

                                    [CHART]
                          PERIOD ENDED MARCH 31, 1998

GROWTH LIFESTYLE FUND
Fact Sheet

-------------------------------------------------
Investment Goal      GROWTH THROUGH INVESTMENTS
                     IN SERIES COMPANY FUNDS
-------------------------------------------------
Investment Category  LIFESTYLE

--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC

PORTFOLIO MANAGER

The Fund is managed by a team led by William Trimbur, Jr. Mr. Trimbur has been this Fund's portfolio manager and Vice President and Investment Officer of the Series Company since its inception. Since 1987, Mr. Trimbur has served as Vice President and Investment Officer of American General Series Portfolio Company, a registered investment company.

INVESTMENT OBJECTIVE

Seeks growth through investments in Series Company Funds. This Fund is suitable for investors seeking the potential for capital growth that a fund investing predominately in common stocks may offer.

INVESTMENT RISK

The Fund allocates its assets among nine of the Series Company Funds. The allocation among the different Series Company Funds is designed to achieve the Fund's investment objective and reduce risk.

The Fund's performance is directly related to the performance of the Series Company Funds in which it invests. Changes in the net asset values of the underlying Series Company Funds affect this Fund's net asset value. Also, the Fund's ability to meet its investment objective depends upon the ability of the underlying Series Company Funds to meet their investment objective.

Investment in the Series Company Funds involves manager risk. The securities that Series Company Funds invest in involve market risk, credit risk, interest rate risk and risk associated with foreign investments. For a discussion of these risks, see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY

This Fund is managed so that it can serve as a complete investment program for you or as a core part of your larger portfolio. We intend to allocate the Fund's assets among the Series Company Funds as follows:

American General International         15%
  Value Fund
American General International         15%
  Growth Fund
American General Small Cap             10%
  Value Fund
American General Small Cap             10%
  Growth Fund
American General Mid Cap                8%
  Value Fund
American General Mid Cap                7%
  Growth Fund
American General Large Cap             13%
  Growth Fund
American General Large Cap             12%
  Value Fund
American General Domestic              10%
  Bond Fund

MODERATE GROWTH
LIFESTYLE FUND
Fact Sheet

-------------------------------------------------
Investment Goal      GROWTH AND CURRENT INCOME
                     THROUGH INVESTMENTS IN
                     SERIES COMPANY FUNDS
-------------------------------------------------
Investment Category  LIFESTYLE

--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC

PORTFOLIO MANAGER

The Fund is managed by a team led by William Trimbur, Jr. Mr. Trimbur has been this Fund's portfolio manager and Vice President and Investment Officer of the Series Company since its inception. Since 1987, Mr. Trimbur has served as Vice President and Investment Officer of American General Series Portfolio Company, a registered investment company.

INVESTMENT OBJECTIVE

Seeks growth and current income through investments in Series Company Funds. This Fund is suitable for investors who wish to invest in stocks, but who are not willing to assume the substantial market risks of the Lifestyle Growth Fund.

INVESTMENT RISK

The Fund allocates its assets among nine of the Series Company Funds. The allocation among the different Series Company Funds is designed to achieve the Fund's investment objective and reduce risk.

The Fund's performance is directly related to the performance of the Series Company Funds in which it invests. Changes in the net asset values of the underlying Series Company Funds affect this Fund's net asset value. Also, the Fund's ability to meet its investment objective depends upon the ability of the underlying Series Company Funds to meet their investment objective.

Investment in the Series Company Funds involves manager risk. The securities that Series Company Funds invest in involve market risk, credit risk, interest rate risk and risk associated with foreign investments. For a discussion of these risks, see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY

This Fund is managed so that it can serve as a complete investment program for you or as a core part of your larger portfolio. We intend to allocate the Fund's assets among the Series Company Funds as follows:

American General International          8%
  Value Fund
American General International          7%
  Growth Fund
American General Small Cap              8%
  Value Fund
American General Small Cap              7%
  Growth Fund
American General Mid Cap                8%
  Value Fund
American General Mid Cap                7%
  Growth Fund
American General Large Cap             15%
  Growth Fund
American General Large Cap             15%
  Value Fund
American General Domestic              25%
  Bond Fund

CONSERVATIVE GROWTH
LIFESTYLE FUND
Fact Sheet

-------------------------------------------------
Investment Goal      CURRENT INCOME AND LOW TO
                     MODERATE GROWTH THROUGH
                     INVESTMENTS IN SERIES
                     COMPANY FUNDS
-------------------------------------------------
Investment Category  LIFESTYLE

--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC

PORTFOLIO MANAGER

The Fund is managed by a team led by William Trimbur, Jr. Mr. Trimbur has been this Fund's portfolio manager and Vice President and Investment Officer of the Series Company since its inception. Since 1987, Mr. Trimbur has served as Vice President and Investment Officer of American General Series Portfolio Company, a registered investment company.

INVESTMENT OBJECTIVE

Seeks current income and low to moderate growth of capital through investments in Series Company Funds.

INVESTMENT RISK

The fund allocates its assets among nine of the Series Company Funds. The allocation among the different Series Company Funds is designed to achieve the Fund's investment objective and reduce risk.

The Fund's performance is directly related to the performance of the Series Company Funds in which it invests. Changes in the net asset values of the underlying Series Company Funds affect this Fund's net asset value. Also, the Fund's ability to meet its investment objective depends upon the ability of the underlying objectives.

Investment in the Series Company Funds involves manager risk. The securities that Series Company Funds invest in involve market risk, credit risk, interest rate risk and risk associated with foreign investments. For a discussion of these risks, see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY

This Fund is managed so that it can serve as a complete investment program for you or as a core part of your larger portfolio. We intend to allocate the Fund's assets among the Series Company Funds as follows:

American General International          5%
  Value Fund
American General International          5%
  Growth Fund
American General Small Cap              5%
  Value Fund
American General Small Cap              5%
  Growth Fund
American General Mid Cap                5%
  Value Fund
American General Mid Cap                5%
  Growth Fund
American General Large Cap             15%
  Growth Fund
American General Large Cap             15%
  Value Fund
American General Domestic              40%
  Bond Fund

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

STOCKS -- also called equity securities

If you own a share of stock, you own a part of the company that issued it. Companies sell stock to get the money they need to grow.

Generally, there are three types of stocks:

Common stock -- Each share of common stock represents a part of the ownership of the company. The holder of common stock participates in the growth of the company through increasing stock price and receipt of dividends. If the company runs into difficulty, the stock price can decline and dividends may not be paid.

Preferred stock -- Each share of preferred stock allows the holder to get a set dividend before the common stock shareholders receive any dividends on their shares.

Convertible preferred stock -- A stock with a set dividend which the holder may exchange for a certain amount of common stock.

All of the Funds except the Lifestyle Funds, the Money Market Fund and the Domestic Bond Fund, may invest in common, preferred, and convertible preferred stock in accordance with their investment strategies.

Stocks are not the only type of equity securities. More information about other types of equity securities in which certain Funds may invest is contained in the Statement of Additional Information.

BONDS -- also called debt securities

Bonds are sold by governments on the local, state, and federal levels, and by companies. There are many different kinds of bonds. For example, each bond issue has specific terms. U.S. Government bonds are guaranteed to pay interest and principal by the federal government. Revenue bonds are usually only paid from the revenue of the issuer. An example of that would be an airport revenue bond. Debentures are a very common type of corporate bond (a bond sold by a company). Payment of interest and return of principal is subject to the company's ability to pay. Convertible bonds are corporate bonds that can be exchanged for stock. The types of bonds that most Funds may invest in include, but are not limited to: U.S. Government bonds and investment grade corporate bonds (the Mid Cap Value Fund, the Balanced Fund and the Domestic Bond Fund may also invest in below investment grade bonds). For a description of investment grade bonds see "A Word about Risk -- Market Risk" in this prospectus.

Investing in a bond is like making a loan for a fixed period of time at a fixed interest rate. During the fixed period, the bond pays interest on a regular basis. At the end of the fixed period, the bond matures and the investor usually gets back the principal amount of the bond. Fixed periods to maturity are categorized as short term (generally less than 12 months), intermediate (one to 10 years), and long term (10 years or more). Commercial paper is a specific type of corporate or short term note. In fact, it's very short term, being paid in less than 270 days. Most commercial paper matures in 50 days or less.

Bonds rated Ba or B by Moody's and S&P (generally known as lower-medium and lower-quality bonds) are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and principal in accordance with the terms of the obligation. While such bonds will likely have some quality and protective characteristics, these are outweighed by uncertainties or risk exposures to adverse conditions. Lower-medium and lower-quality bonds may be more susceptible to real or perceived adverse economic and individual corporate developments than would investment grade bonds.

For example, a projected economic downturn or the possibility of an increase in interest risk bond prices because such an event might lessen the ability of highly leveraged high yield issuers to meet their principal and interest payment obligations, meet projected business goals, or obtain additional financing. In addition, the secondary trading market for lower-medium and lower-quality bonds may be less liquid than the market for investment grade bonds. This potential lack of liquidity may make it more difficult to accurately value certain of these lower-grade portfolio securities.

Asset-Backed Securities

Asset-backed securities are bonds or notes that are normally supported by a specific property. If the issuer fails to pay the interest or return the principal when the bond matures, then the issuer must give the property to the bondholders or noteholders. All of the Funds in this prospectus, except the Lifestyle Funds and the Mid Cap Value Fund, may invest in asset-backed securities. Examples of assets supporting asset-backed securities include credit card receivables, retail installment loans, home equity loans, auto loans, and manufactured housing loans.

ISSUED means the
Company (ISSUER) sold it
originally to the public.

For more information
about BONDS AND RATINGS
OF BONDS, see the
Statement of Additional
Information.

For more information about
ASSET-BACKED SECURITIES
see the Statement of
Additional Information.

--------------------------------------------------------------------------------

Loan Participations

A loan participation is an investment in a loan made to a U.S. company that is secured by the company's assets. The assets must be, at all times, worth enough money to cover the balance due on the loan. Major national and regional banks make loans to companies and then sell the loans to investors. These banks don't guarantee the companies will pay the principal and interest due on the loans.

All the Funds in this prospectus, other than the Lifestyle Funds and the Mid Cap Value Fund, may invest in loan participations.

VARIABLE AMOUNT DEMAND MASTER NOTES

The Large Cap Value Fund, the Mid Cap Value Fund, the Balanced Fund and the Domestic Bond Fund may invest in variable amount demand master notes. Variable amount master demand notes are unsecured obligations that are redeemable upon demand and are typically unrated. These instruments are issued pursuant to written agreements between their issuers and holders. The agreements permit the holders to increase (subject to an agreed maximum) and the holders and issuers to decrease the principal amount of the notes, and specify that the rate of interest payable on the principal fluctuates according to an agreed formula.

STRUCTURED SECURITIES

The value of the principal of and/or interest on such securities is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, result in the loss of a Fund's investment.

The Balanced Fund and the Domestic Bond Fund may invest in structured securities.

REAL ESTATE SECURITIES

All of the Funds in this prospectus, except the Lifestyle Funds and the Domestic Bond Fund, may invest in real estate securities. Real estate securities are securities issued by companies that invest in real estate or interests therein. Certain Funds also may invest in real estate investment trusts ("REITs"). REITs are generally publicly traded on the national stock exchanges and in the over-the-counter market and have varying degrees of liquidity. More information about REITs and real estate securities generally is contained in the Statement of Additional Information.

ILLIQUID AND RESTRICTED SECURITIES

An illiquid security is one that may not be frequently traded. If it must be sold quickly, it may have to be sold at a loss. For example, if a fund owns a stock that is not sold very often and the fund needs to sell this stock quickly, it may have to offer the investment at a low price for someone to buy it.

A restricted security is one that has not been registered with the SEC and therefore can't be sold in the public market. Restricted securities do include securities eligible for resale under Rule 144A of the Securities Act of 1933. Some Rule 144A securities may be liquid as determined by VALIC or a Sub-adviser. For more information about Rule 144A securities see the Statement of Additional Information. These investments can be very risky because the Fund's ability to sell a restricted stock is very limited.

All the Funds, except the Lifestyle Funds, may buy illiquid and restricted securities, but are restricted as to how much money they may invest in them. See "Limitations" below.

DEPOSITORY RECEIPTS

All of the Funds in this prospectus, except the Lifestyle Funds, may invest in ADRs. ADRs are certificates issued by a United States bank or trust company and represent the right to receive securities of a foreign issuer deposited in a domestic bank or foreign branch of a United States bank.

EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. bank. We consider ADRs, EDRs and GDRs to be foreign securities. The International Growth Fund, the Small Cap Growth Fund, the International Value Fund and the Mid Cap Value Fund may invest in EDRs and/or GDRs. The Large Cap Growth Fund may invest in GDRs but may not invest in EDRs.

For more information
about LOAN PARTICIPATIONS
see the Statement
of Additional Information.

For more information
about ILLIQUID AND RESTRICTED
SECURITIES see the
Statement of Additional Information.

For more information
about REAL ESTATE
SECURITIES, see the Statement
of Additional Information.

--------------------------------------------------------------------------------

INVESTMENT FUNDS

Some countries have laws and regulations that currently preclude direct foreign investment in the securities of their companies. However, indirect foreign investment in the securities of companies listed and traded on the stock exchanges in these countries is permitted through investment funds which have been specifically authorized. The International Growth Fund, the Large Cap Growth Fund, the Small Cap Growth Fund, the International Value Fund and the Mid Cap Value Fund may invest in investment funds.

FOREIGN CURRENCY

All of the Funds, except the Lifestyle Funds, the Large Cap Value Fund, the Small Cap Value Fund, the Large Cap Growth Fund, the Mid Cap Growth Fund, the Small Cap Growth Fund, the Balanced Fund, the Domestic Bond Fund and the Money Market Fund, may buy and sell foreign currencies the same way they buy and sell other investments. Funds buy foreign currencies when they believe the value of the currency will increase. If it does increase, they sell the currency for a profit. If it decreases they will experience a loss. Generally, the International Growth Fund and the International Value Fund may also buy and sell foreign currencies to settle transactions for foreign securities bought or sold in the Fund.

The Funds, except the Lifestyle Funds, the Large Cap Value Fund, the Small Cap Value Fund, the Large Cap Growth Fund, the Mid Cap Growth Fund, the Small Cap Growth Fund, the Balanced Fund, the Domestic Bond Fund and the Money Market Fund, may purchase forward foreign currency exchange contracts to protect against a decline in the value of the U.S. dollar, to effect cross-hedges involving two non-U.S. currencies, or for, settlement purposes.

WHEN-ISSUED SECURITIES

When-issued securities are those investments that have been announced by the issuer and will be on the market soon. The Funds negotiate the price with a broker before it goes on the market. If the security ends up selling on the market at a lower price than negotiated, the Funds may have a loss. If it sells at a higher price, the Funds may have a profit.

All of the Funds, other than the Lifestyle Funds, the Small Cap Growth Fund, the Money Market Fund and the Mid Cap Value Fund, may buy when-issued securities in accordance with their investment strategy.

MONEY MARKET SECURITIES

All of the Funds may invest part of their assets in high quality money market securities payable in U.S. dollars. A listing of the types of money market securities in which the Money Market Fund may invest in is in that Fund's Fact Sheet. A money market security is high quality when it is rated in one of the two highest credit categories by Moody's or S&P or another nationally recognized rating service or if unrated, deemed high quality by VALIC or a Sub-adviser.

These high quality money market securities may include:

  - Cash and cash equivalents

  - Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities

  - Certificates of deposit and other obligations of domestic banks having total assets in excess of $1 billion

  - Commercial paper sold by corporations and finance companies

  - Corporate debt obligations with remaining maturities of 13 months or less

  - Repurchase agreements, money market securities of foreign issuers if payable in U.S. dollars, asset-backed securities, loan participations, and adjustable rate securities

INVESTMENT COMPANIES

Certain of the Funds may invest in the securities of other open-end or closed-end investment companies. Under the 1940 Act, a Fund may invest no more than 5% of its total assets in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. A Fund will indirectly bear its proportionate share of any management fees paid by an investment company in which it invests.

The International Growth Fund, the Large Cap Growth Fund, the Large Cap Value Fund, the Mid Cap Value Fund, the Small Cap Growth Fund, and the Small Cap Value Fund each may invest in investment company securities in accordance with its investment objectives.

DERIVATIVES

Unlike stocks and bonds that represent actual ownership of that stock or bond, derivatives are investments which "derive" their value from securities issued by a company, government, or government agency. In certain cases, derivatives may be purchased for non-speculative investment purposes or to protect ("hedge") against a change in the price of the underlying security. There are some investors who take higher risk

For more information on put
and call options AND FINANCIAL
FUTURES CONTRACTS AND OPTIONS, see
the Statement of Additional
Information.

For more information
about WHEN-ISSUED SECURITIES,
see the Statement
of Additional Information.

For more information about
MONEY MARKET SECURITIES OF
FOREIGN ISSUERS the Funds
may purchase, see the
Statement of Additional
Information.

For more information
about FOREIGN CURRENCY
EXCHANGE TRANSACTIONS, see
the Statement of
Additional Information.

--------------------------------------------------------------------------------

("speculate") and buy derivatives to profit from a change in price of the underlying security. We may purchase derivatives to hedge the investment portfolios and to earn additional income in order to help achieve the Funds' objectives. Generally, we do not buy derivatives to speculate.

The Funds, other than the Lifestyle Funds, the Money Market Fund, the Mid Cap Growth Fund and the International Growth Fund may buy and sell derivatives, such as futures and/or options.

Options

An option is the right to buy or sell any type of investment for a preset price over a specific period of time.

Call Option

For example, you can buy an option from Mr. Smith that gives you the right to buy 10 shares of stock X at $25.00 per share anytime between now and six weeks from now. You believe stock X will be selling for more than $25.00 per share between now and then. Mr. Smith believes it won't be. If you exercise this option before it expires, Mr. Smith must sell you 10 shares of stock X at $25.00 per share.

On the other hand, you can sell an option to Mr. Smith that gives him the right to buy 10 shares of stock X at $25.00 per share anytime between now and six weeks from now. You believe stock X will be selling for less than $25.00 per share between now and then. Mr. Smith believes it won't be. If he exercises this option before per share anytime between now and six weeks from now. In this example, you believe stock X will be selling for less than $25.00 per share between now and then. Mr. Smith thinks it will be selling for more.

Put Option

Or, you can buy an option from Mr. Smith that gives you the right to sell him 10 shares of X stock at $25.00 per share anytime between now and six weeks from now. In this example, you believe stock X will be selling for less than $25.00 per share between now and then. Mr. Smith thinks it will be selling for more.

Or, you can sell an option to Mr. Smith that gives him the right to sell to you 10 shares of X stock at $25.00 per share anytime between now and six weeks from now. In this example, he believes stock X will be selling for less than $25.00 per share between now and then.

The Funds use stock and bond futures to invest cash and cash equivalents. When certain levels are reached the Fund will sell the futures and buy stocks or bonds.

All of the Funds except the Lifestyle Funds, the Money Market Fund, the Mid Cap Growth Fund and the International Growth Fund may invest in one or more of the following types of futures and options:

  - Write exchange traded covered put and call options on securities and stock indices.

  - Purchase exchange traded put and call options on securities and stock indices.

  - Purchase and sell exchange traded financial futures contracts.

  - Write covered call options and purchase exchange traded put and call options on financial futures contracts.

  - Write covered call options and purchase non-exchange traded call and put options on financial futures contracts.

The International Value Fund, the Large Cap Value Fund and the Small Cap Growth Fund may write and purchase put and call options on securities and stock indices that are not traded on an exchange.

SWAP AGREEMENTS

Swap agreements are contracts between parties in which one party agrees to make payments to the other party based on the change in market value of a specified index or asset. In return, the other party agrees to make payments to the first party based on the return of a different specified index or asset. Additional information about swap agreements is contained in the Statement of Additional Information.

The Small Cap Value Fund and the Small Cap Growth Fund may enter into swap agreements.

WARRANTS AND RIGHTS

Warrants and rights are instruments which entitle the holder to buy underlying equity securities at a specific price for a specific period of time. A warrant tends to be more volatile than its underlying securities and ceases to have value if it is not exercised prior to its expiration date. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying securities.

The International Growth Fund, the Large Cap Value Fund, the Large Cap Growth Fund, the Small Cap Value Fund, the International Value Fund, the Balanced Fund, the Domestic Bond Fund and the Small Cap Growth Fund are authorized to use warrants or rights.

For more information about
SWAP AGREEMENTS, see the
Statement of Additional Information.

--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS

A repurchase agreement requires the seller of the security to buy it back at a set price at a certain time. If a Fund enters into a repurchase agreement, it is really making a short term loan (usually for one day to one week). The Funds may enter into repurchase agreements only with well-established securities dealers or banks that are members of the Federal Reserve System. All the Funds in this prospectus may invest in repurchase agreements.

The risk in a repurchase agreement is the failure of the seller to be able to buy the security back. If the value of the security declines, the Fund may have to sell at a loss.

A repurchase agreement of more than 7 days duration is illiquid. A discussion of repurchase agreements, illiquid securities and Fund limitations is contained in the Statement of Additional Information.

A WORD ABOUT RISK

There are five basic types of investment risk you may be subject to:

  - Market Risk

  - Credit (Financial) Risk

  - Interest Rate Risk

  - Risk Associated with Foreign Securities

  - Manager Risk (Lifestyle Funds only)

Generally stocks are considered to be subject to market risk, while debt securities, such as U.S. government bonds and money market securities are subject to interest rate risk. Other debt securities, such as corporate bonds, involve both interest rate and credit (financial) risk. Lastly, risks associated with foreign securities can involve political, currency and limited information risks. Each of these types of investment risks is discussed below.

Market Risk

Market risk refers to the loss of capital resulting from changes in the prices of investments. For example, market risk occurs when expectations of lower corporate profits in general cause the broad market of stocks to fall in price. When this happens, even though a company is experiencing growth in profits, the price of its stock could fall.

Credit (Financial) Risk

Credit risk refers to the risk that the issuer of a bond may default or be unable to pay interest or principal due on a bond.

To help the Funds' Investment Adviser or Sub-advisers decide which U.S. corporate and foreign bonds to buy, they rely on Moody's and S&P (two nationally recognized bond rating services), and on VALIC's and/or a Sub-adviser's own research. This research lowers the risk of buying a bond of a company that may not pay the interest and principal on the bond.

Certain of the Funds in this prospectus may buy bonds that are rated as investment grade. There are four different levels of investment grade, from AAA to BBB; see Description of Corporate Bond Ratings in the Statement of Additional Information. All bonds with these ratings are considered to have adequate ability to pay interest and principal.

All of the Funds in this prospectus may buy bonds issued by the U.S. Government. The U.S. Government guarantees it will always pay principal and interest.

Interest Rate Risk

Interest rate risk refers to the risk that fluctuations in interest rates may affect the value of interest paying securities in a Fund. If a fund sells a bond before it matures, it may lose money, even if the bond is guaranteed by the U.S. Government. Say, for example, a fund bought an intermediate government bond last year that was paying interest at a fixed rate of 6%. Now, intermediate government bonds are paying interest at a rate of 7%. If the fund wants to sell the bond paying 6%, it will have to sell it at a discount (and realize a loss) to attract buyers because they can buy new bonds paying 7% interest.

Manager Risk

The Lifestyle Funds, which do not hold securities directly, are subject to manager risk, which is the possibility that the portfolio managers of the underlying Funds may fail to execute the underlying Funds' investment strategies effectively. As a result, the Lifestyle Funds may fail to meet their stated objectives.

Risk Associated with Foreign Securities

Certain Funds may, subject to limits stated in the Fund's Fact Sheet, invest in foreign securities including ADRs and securities of companies domiciled in emerging market countries. A foreign security is a security issued by an entity domiciled or incorporated outside of the U.S.

Among the principal risks of owning foreign securities:

Political risk -- the chance of a change in government and the assets of the company being taken away.

Currency risk -- a change in the value of the foreign currency compared to the dollar. If the foreign currency declines in value, your investment valued in U.S. dollars will decline even if the value of the foreign stock or bond is unchanged.

For more information about
REPURCHASE AGREEMENTS, see the
Statement of Additional
Information.

For more information about
FOREIGN SECURITIES AND EMERGING
MARKETS, see the Statement
of Additional Information.

--------------------------------------------------------------------------------

Limited information -- foreign companies generally are not regulated to the degree U.S. companies are and may not report all of the information we are used to getting. To minimize taxes they may not report some income or they may report higher expenses.

INVESTMENT PRACTICES

Limitations

Each Fund has limitations on the percentage of its assets that it may allocate to certain investments.

These limits are determined by the Fund's investment objectives and risk level.

Some Funds are restricted from buying certain types of investments altogether. For example, the Money Market Fund may not invest in futures and options.

Each Fund's limitations are shown in the Investment Strategy section of its Fact Sheet.

Lending Portfolio Securities

Each Fund, except the Lifestyle Funds, may lend its investment securities to broker-dealers and other financial institutions to earn more money for the Fund. Assets are placed in a special account by the borrower to cover the market value of the securities on loan. The assets serving as collateral for the loan are valued daily.

A risk of lending portfolio investments is that there may be a delay in the Fund getting its investments back when a loaned security is sold.

The Funds will only make loans to broker-dealers and other financial institutions approved by its Custodians, as monitored by VALIC and authorized by the Board of Trustees.

For more information about
LENDING PORTFOLIO SECURITIES, see
the Statement of Additional Information.

For more information about
INVESTMENT LIMITATIONS, see the
Statement of Additional
Information.

ABOUT THE SERIES COMPANY
--------------------------------------------------------------------------------

SERIES COMPANY SHARES

The Series Company is an open-end mutual fund and may offer shares of the Funds for sale at any time. However, the Series Company offers Institutional Class II Shares of the Funds only to employee retirement plans offered through the Distributor.

The Series Company was organized on March 16, 1998, under the laws of the state of Delaware as a business trust, and presently is authorized to sell 18 series. Each of these series is authorized to issue an unlimited number of shares of beneficial interest, par value $0.01 per share, divided into class. Each Fund currently offers five classes of shares, designated Class A shares, Class B shares, Class C shares, Institutional Class I shares and Institutional Class II shares. Other classes may be established from time to time in accordance with provisions of the Series Company's Declaration of Trust.

Each class of shares represents an interest in the same assets of a Fund and generally are identical in all respects except that each class bears certain distribution expenses and has exclusive voting rights with respect to its distribution fee, if any. Except as described herein, there are no conversion, preemptive or other subscription rights. In the event of liquidation, each of the shares of a Fund is entitled to its portion of all of the Fund's net assets after all debts and expenses of the Fund have been paid. Since Class B and Class C shares pay higher distribution fees and transfer agent costs, the liquidation proceeds to Class B and Class C shareholders are likely to be lower than to other shareholders.

The Series Company does not contemplate holding regular meetings of shareholders to elect Trustees or otherwise. However, the holders of 10% or more of the outstanding shares may by written request require a meeting to consider the removal of Trustees by a vote of two-thirds of the shares then outstanding cast in person or by proxy at such meeting. The Series Company will assist such holders in communicating with other shareholders of the Series Company to the extent required by the 1940 Act. More detailed information concerning the Series Company is set forth in the Statement of Additional Information.

The Series Company's Declaration of Trust provides that no Trustee, officer or shareholder of the Series Company shall be held to any personal liability, nor shall resort be had to their private property for the satisfaction of any obligation or liability of the Series Company but the assets of the Fund only shall be liable.

PURCHASE AND REDEMPTION OF SHARES

Institutional Class II shares of each Fund are available to you through your employer bought from the Distributor or the Series Company through National Financial Data Services, Inc., the Funds' transfer agent ("Transfer Agent"). Institutional Class II shares are available to any qualifying employer plan once the plan establishes a minimum account balance of $50 million with the Series Company. A plan's account balance is equal at any time to the aggregate of all amounts contributed by the plan to the Series Company, less the cost of all redemptions by such plan from the Series Company. For purposes of class eligibility, market appreciation is considered. VALIC may waive the minimum account balance requirement if it reasonably anticipates that the size of the plan and/or the anticipated amount of contributions will present economies of scale.

As a participant in an employer retirement plan, you do not purchase Institutional Class II shares of the Funds directly. Rather, Institutional Class II shares of a Fund are purchased for you when you elect to allocate your retirement contributions to a Fund that is available as an investment option in your retirement or savings plan. You may be permitted to elect different investment options, alter the amounts contributed to your plan, or change how contributions are allocated among your investment options in accordance with your plan's specific provisions. See your plan administrator or employee benefits office for more details.

As distributor, the Distributor sells Institutional Class II shares of the Funds to employer retirement plans. The Distributor sends orders to buy, sell or transfer shares to the Series Company's transfer agent daily. The Series Company may suspend the sale of any of the Fund's Institutional Class II shares to employer retirement plans.

The price to purchase one share of a Fund is the Fund's net asset value per share (NAV). Shares are sold at the public offering price based on the net asset value next determined after the Transfer Agent receives an order. In most cases, in order to receive that day's public offering price, the Transfer Agent must receive an order, either directly or from the Distributor, before the close of regular trading on the New York Stock Exchange.

The Distributor is a wholly-owned subsidiary of VALIC and acts as distributor of the Funds' shares under an agreement with the Series Company. The Distributor does not charge the Series Company or employer retirement plans for its services. Also, the Distributor is not required

VALIC INVESTMENT
SERVICES COMPANY
(the Distributor) acts as the
Series Company's
distributor.

--------------------------------------------------------------------------------

to sell a minimum number of shares to employer retirement plans.

For more information on how to participate in the Funds through an employee retirement plan, please refer to your plan materials or contact your employee benefits office.

TRANSFERS AND EXCHANGES

An employer retirement plan may allow you to exchange all or part of your existing plan balance from one investment option to another. Check with your plan administrator for details on the rules governing exchanges in your plan. Certain investment options, particularly company stock or guaranteed investment contracts (GICs), may be subject to unique restrictions. Exchanges will be accepted by the Series Company only as permitted by your plan. Your plan administrator can explain how frequently exchanges are allowed. The Series Company reserves the right to refuse any exchange purchase request.

NET ASSET VALUE OF THE SERIES COMPANY SHARES

How Net Asset Value is Calculated

Here is how the Series Company calculates the net asset value of each Fund's shares:

Step 1:
     Total value of the Fund's
     assets* (including money           The Fund's
     owed to the fund but not yet       Total Net Asset
     collected)                      =  Value
-    The Fund's liabilities
     (including money owed by the
     Fund but not yet paid)

Step 2:
     The Fund's total net asset
     value (from Step 1)
/    The total number of the
     Fund's shares that are             NET ASSET VALUE
     outstanding.                    =  PER SHARE

---------------

* The Series Company uses the fair market value of Fund's investments to calculate the Fund's total value. However, it uses the amortized cost method to determine the values of all the Money Market Fund's investments and of any other Fund's short-term securities maturing within 60 days. The amortized cost method approximates fair market value.

If a Fund's portfolio includes investments that are not sold often or are not sold on any exchanges, the Series Company's Board of Trustees or its delegate will, in good faith, estimate fair market value of these investments.

When Net Asset Value is Calculated

The Series Company calculates the net asset value of each Fund's shares at approximately 4pm EST each day the New York Stock Exchange is open. (The New York Stock Exchange is open Monday through Friday but is closed on certain federal and other holidays.)

Through the Distributor, an employer plan sends orders to the Series Company to buy, sell, or transfer shares based on requests received from participants.

DIVIDENDS AND CAPITAL GAINS

Dividends from Net Investment Income

Net investment income generally includes stock dividends received and bond interest earned less expenses paid by the Fund. Each Fund pays dividends from net investment income occasionally. Dividends from net investment income are automatically reinvested for you into additional shares of the Fund. The Money Market Fund pays dividends daily, the International Growth Fund, the Large Cap Value Fund and the Small Cap Value Fund pay dividends quarterly and all other Funds pay dividends once a month.

Distributions from Capital Gains

When a Fund sells a security for more than it paid for that security, a capital gain results. Once a year, each Fund pays distributions from capital gains, as long as total capital gains exceed total capital losses. Distributions from capital gains are automatically reinvested for you into additional shares of the Fund.

DIVERSIFICATION

Each Fund's diversification policy limits the amount that the Fund may invest in certain securities. Each Fund's diversification policy is also designed to comply with the diversification requirements of the Internal Revenue Code (the "Code") as well as the 1940 Act.

All of the Funds, except the Lifestyle Funds, may, with respect to 75% of their total assets, invest up to 5% of their total assets in a single issuer. An issuer, or "company" does not include the U.S. Government or agencies of the U.S. Government according to the Code and the 1940 Act. For diversification purposes, repurchase agreements are considered to be issued by the U.S. Government if backed by U.S. Government securities. Also, these Funds may not own more than 10% of the voting securities of a company.

The Lifestyle Funds are "non-diversified" under the 1940 Act. This means that each Fund can invest more of its assets in fewer issuers and for this reason may be riskier than the other Funds. These Funds may invest up to 25% of their total assets in a single issuer as long as those investments representing over 5% of total assets in one issuer do not exceed 50% of total assets of a Fund. The remaining 50% of total assets may not include more than 5% of total assets in one issuer.

Also, the Money Market Fund may not invest more than 5% of its total assets in any company rated as "second tier" by a national rating service (as described in Types of Investments).

TAXES

By paying out all earnings as described in the Dividends and Capital Gains section above and by complying with the diversification requirements under the Code, each Fund expects to qualify as a

See the Statement of Additional information and your contract prospectus for further tax discussions. You should also consult your tax advisor before investing.

--------------------------------------------------------------------------------

Registered Investment Company (RIC) under Subchapter M of the Code. By qualifying as a RIC the Fund will not have to pay federal income taxes.

VOTING RIGHTS

One Vote Per Share

Each outstanding share has one vote on all matters that shareholders vote on. As a participant under an employer plan, you vote on these matters indirectly by voting your shares. The way you vote your shares as a participant depends on your employer plan.

When a matter comes up for vote, the employer plan will vote its shares in the same proportion as the share votes it actually receives. If VALIC determines that it may, under the current interpretation of the 1940 Act, vote shares directly instead of voting through its shares, it may decide to vote that way.

Controlling Shareholder

[VALIC,] as the initial sole shareholder of the Funds as of the commencement date of the Series Company, controls each Fund. VALIC does not anticipate that its initial control of each Fund will adversely effect the rights of future shareholders.

Shareholder Meetings

Delaware law does not require the Series Company to hold regular, annual shareholder meetings. But, the Series Company must hold shareholder meetings on the following matters:

  - to approve certain agreements as required by the 1940 Act;

  - to change fundamental investment objectives in the Diversification section and to change fundamental investment restrictions, above;

  - to fill vacancies on the Series Company's Board of Trustees if the shareholders have elected less than a majority of the Trustees.

Shareholder Communications

The Series Company will assist in shareholder communications.

YEAR 2000 RISKS

Like insurance companies, financial and business organizations around the world, the Series Company Funds could be adversely affected if the computer systems used by the Series Company, other service providers and entities with computer systems that are linked to the Series Company's records do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Issue." The Series Company is taking steps that it believes are reasonably designed to address the Year 2000 Issue with respect to the computer systems that it uses and to obtain satisfactory assurances that comparable steps are being taken by each of the Series Company's major service providers. The Series Company expects to be substantially complete with its computer systems projects to address the Year 2000 Issue by the end of 1998. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Series Company Funds.

REPORTS

The Series Company sends Annual Reports containing audited financial statements, Semi-Annual Reports containing unaudited financial statements, and proxy materials to participants or other investors. Also, the Series Company includes an Annual Report with each Statement of Additional Information it sends out.

If you have any questions about the Annual or Semi-Annual Reports, call or write to the Series Company at the phone number / address found on the cover page of this prospectus.

See the Statement of Additional information and your contract prospectus for further tax discussions. You should also consult your tax advisor before investing.

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

Please tear off, complete and return the form below to Suite A3-01, Communications Unit, The Variable Annuity Life Insurance Company, 2929 Allen Parkway, Houston, Texas 77019 to order a Statement of Additional Information for the Company. A Statement of Additional Information may also be ordered by calling 1-800-44-VALIC.

 ................................................................................

--------------------------------------------------------------------------------


  Please send me a free copy of the Statement of Additional Information for American General Series
  Portfolio Company 2.
   Name:
   Address:
   Social Security Number:
----------------------------------------------------------------------------------------------------------

                      (This page intentionally left blank)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

INVESTMENT ADVISER:
The Variable Annuity Life Insurance Company
2929 Allen Parkway
Houston, Texas 77019

INVESTMENT SUB-ADVISERS:
Bankers Trust Company
130 Liberty St.
New York, New York 10006

Capital Guardian Trust Company
333 South Hope Street
Los Angeles, California 90071

Jacobs Asset Management
200 East Broward Boulevard
Suite 1920
Fort Lauderdale, Florida 33301

State Street Global Advisors
2 International Place
Boston, Massachusetts 02110

Goldman Sachs Asset Management
One New York Plaza
New York, New York 10004

Neuberger & Berman Management, Inc.
605 Third Avenue
Second Floor
New York, New York 10158-0180

Brown Capital Management, Inc.
809 Cathedral Street
Baltimore, Maryland 21201
Fiduciary Management Associates, Inc.
55 West Monroe Street
Suite 2550
Chicago, Illinois 60603
J.P. Morgan Investment Management, Inc.
522 Fifth Avenue
New York, New York 10036
DISTRIBUTOR:
VALIC Investment Services Company
2929 Allen Parkway
Houston, TX 77019
CUSTODIAN:
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110
INDEPENDENT AUDITORS:
Ernst & Young LLP
1221 McKinney
Houston, Texas 77010
TRANSFER AND SHAREHOLDER SERVICE AGENT:
National Financial Data Services, Inc.
1004 Baltimore
Kansas City, Missouri 64105-1807

                             TRUSTEES AND OFFICERS

       TRUSTEES           OFFICERS
       --------           --------
Thomas L. West, Jr.       Thomas L. West, Jr.      Chairman
Craig R. Rodby            John A. Graf             President
John A. Graf              Craig R. Rodby           Vice Chairman
Norman Hackerman          Michael G. Atnip         Executive Vice President
John William Lancaster    Joe C. Osborne           Executive Vice President
F. Robert Paulson         Norman Jaskol            Vice President and Chief Investment Officer
R. Miller Upton           Teresa S. Moro           Vice President and Investment Officer
Ben H. Love               John W. Mossbarger       Vice President and Investment Officer
                          William Trimbur, Jr.     Vice President and Investment Officer
                          Brent C. Nelson          Vice President
                          Cynthia A. Toles         Vice President and Secretary
                          Nori L. Gabert           Vice President and Assistant Secretary
                          Gregory R. Seward        Treasurer
                          Kathryn A. Pearce        Controller
                          Earl E. Allen, Jr.       Assistant Treasurer


Printed Matter
Printed in U.S.A.

VA 10856-II VER 7/98                                        Recycled Paper  LOGO

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